UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3732

MFS VARIABLE INSURANCE TRUST II

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015*

*	Effective April 30, 2015, MFS Bond Portfolio was redesignated MFS Corporate Bond Portfolio.

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

June 30, 2015

MFS® BLENDED RESEARCH® CORE EQUITY PORTFOLIO

MFS® Variable Insurance Trust II

CGS-SEM

MFS® BLENDED RESEARCH® CORE EQUITY PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Blended Research Core Equity Portfolio

LETTER FROM THE CHAIRMAN

Dear Contract Owners:

The U.S. economy stumbled slightly in the first quarter of 2015, held back by a strong dollar, weak overseas demand and harsh winter weather that hurt domestic consumption. However, growth resumed in the second quarter.

Other major economies and regions have struggled, leading central banks to step up their efforts to stimulate economic growth. The European Central Bank’s quantitative easing program has begun to make an impact. However, risks associated with a potential Greek debt default and potential eurozone exit have weighed on business and investor confidence.

Despite the People’s Bank of China’s targeted stimulative actions, China’s economic growth rate has continued to decelerate to multidecade lows, and Chinese equity markets are beginning to show signs of strain.

The world’s financial markets have become increasingly complex in recent years. Now, more than ever, it is important to understand companies on a global basis. At MFS®, we believe our integrated research platform, collaborative culture, active risk management process and long-term focus give us a research advantage.

As investors, we aim to add long-term value. We believe this approach will serve you well as you work with your financial advisor to reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

August 14, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

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MFS Blended Research Core Equity Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Apple, Inc.	3.0%
JPMorgan Chase & Co.	2.8%
Exxon Mobil Corp.	2.8%
CVS Health Corp.	2.2%
Biogen, Inc.	2.1%
Merck & Co., Inc.	2.1%
Wells Fargo & Co.	2.0%
Cisco Systems, Inc.	1.9%
Bristol-Myers Squibb Co.	1.9%
Goldman Sachs Group, Inc.	1.9%

Equity sectors
Financial Services	16.9%
Health Care	15.6%
Technology	15.1%
Retailing	8.8%
Energy	7.5%
Leisure	7.2%
Consumer Staples	6.7%
Industrial Goods & Services	5.9%
Utilities & Communications	5.2%
Autos & Housing	3.1%
Special Products & Services	3.0%
Basic Materials	2.4%
Transportation	2.1%

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and the Notes to Financial Statements for additional information related to certain risks associated with assets included in “Other”.

Percentages are based on net assets as of 6/30/15.

The portfolio is actively managed and current holdings may be different.

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MFS Blended Research Core Equity Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2015 through June 30, 2015

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2015 through June 30, 2015.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/15	Ending Account Value 6/30/15	Expenses Paid During Period (p) 1/01/15-6/30/15
Initial Class	Actual	0.45%	$1,000.00	$1,028.04	$2.26
	Hypothetical (h)	0.45%	$1,000.00	$1,022.56	$2.26
Service Class	Actual	0.70%	$1,000.00	$1,026.70	$3.52
	Hypothetical (h)	0.70%	$1,000.00	$1,021.32	$3.51

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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MFS Blended Research Core Equity Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.5%
Aerospace – 3.9%
Northrop Grumman Corp.	30,694	$4,868,988
Textron, Inc.	121,740	5,433,256
United Technologies Corp.	67,117	7,445,289

		$17,747,533

Airlines – 0.8%
United Continental Holdings, Inc. (a)	65,556	$3,475,124

Automotive – 1.4%
Johnson Controls, Inc.	131,704	$6,523,299

Biotechnology – 3.2%
Biogen, Inc. (a)	24,232	$9,788,274
Gilead Sciences, Inc.	40,090	4,693,737

		$14,482,011

Broadcasting – 0.8%
Time Warner, Inc.	39,500	$3,452,695

Business Services – 3.0%
Accenture PLC, “A”	27,647	$2,675,677
Cognizant Technology Solutions Corp., “A” (a)	78,157	4,774,611
FleetCor Technologies, Inc. (a)	40,477	6,316,841

		$13,767,129

Cable TV – 2.7%
Charter Communications, Inc., “A” (a)	33,140	$5,675,225
Comcast Corp., “A”	107,434	6,461,081

		$12,136,306

Chemicals – 2.4%
LyondellBasell Industries N.V., “A”	67,459	$6,983,356
Monsanto Co.	38,206	4,072,378

		$11,055,734

Computer Software – 2.6%
Intuit, Inc.	62,386	$6,286,637
Microsoft Corp.	126,932	5,604,048

		$11,890,685

Computer Software – Systems – 4.6%
Apple, Inc.	109,274	$13,705,691
EMC Corp.	137,510	3,628,889
Hewlett-Packard Co.	132,043	3,962,610

		$21,297,190

Construction – 1.6%
Pulte Homes, Inc.	154,378	$3,110,717
Sherwin-Williams Co.	16,081	4,422,597

		$7,533,314

Consumer Products – 1.2%
Procter & Gamble Co.	71,792	$5,617,006

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electrical Equipment – 0.6%
General Electric Co.	101,928	$2,708,227

Electronics – 1.7%
Avago Technologies Ltd.	18,392	$2,444,849
Broadcom Corp., “A”	108,056	5,563,803

		$8,008,652

Energy – Independent – 2.9%
EOG Resources, Inc.	62,599	$5,480,542
Marathon Petroleum Corp.	150,498	7,872,550

		$13,353,092

Energy – Integrated – 4.0%
Chevron Corp.	55,450	$5,349,262
Exxon Mobil Corp.	154,863	12,884,602

		$18,233,864

Food & Beverages – 3.7%
Archer Daniels Midland Co.	83,381	$4,020,632
Coca-Cola Co.	96,308	3,778,163
General Mills, Inc.	85,047	4,738,819
Mondelez International, Inc.	110,981	4,565,758

		$17,103,372

Food & Drug Stores – 2.2%
CVS Health Corp.	94,772	$9,939,687

Gaming & Lodging – 1.1%
Royal Caribbean Cruises Ltd.	62,236	$4,897,351

General Merchandise – 1.8%
Kohl’s Corp.	95,577	$5,984,076
Target Corp.	27,129	2,214,540

		$8,198,616

Health Maintenance Organizations – 2.4%
Anthem, Inc.	29,772	$4,886,776
Centene Corp. (a)	26,131	2,100,932
Health Net, Inc. (a)	60,650	3,888,878

		$10,876,586

Insurance – 5.3%
Berkshire Hathaway, Inc., “B” (a)	10,414	$1,417,450
Everest Re Group Ltd.	21,730	3,955,077
MetLife, Inc.	140,246	7,852,374
Prudential Financial, Inc.	79,917	6,994,336
Validus Holdings Ltd.	96,549	4,247,191

		$24,466,428

Internet – 4.2%
Facebook, Inc., “A “ (a)	38,872	$3,333,857
Google, Inc., “A” (a)	15,544	8,394,382
Google, Inc., “C” (a)	5,096	2,652,519
LinkedIn Corp., “A” (a)	23,831	4,924,200

		$19,304,958

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MFS Blended Research Core Equity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Leisure & Toys – 1.5%
Electronic Arts, Inc. (a)	99,764	$6,634,306

Machinery & Tools – 1.4%
Illinois Tool Works, Inc.	25,379	$2,329,538
Joy Global, Inc.	65,771	2,380,910
Roper Technologies, Inc.	11,031	1,902,406

		$6,612,854

Major Banks – 6.7%
Goldman Sachs Group, Inc.	41,200	$8,602,148
JPMorgan Chase & Co.	190,914	12,936,333
Wells Fargo & Co.	159,835	8,989,120

		$30,527,601

Medical Equipment – 2.9%
Abbott Laboratories	106,383	$5,221,278
Medtronic PLC	110,731	8,205,167

		$13,426,445

Network & Telecom – 1.9%
Cisco Systems, Inc.	322,478	$8,855,246

Oil Services – 0.6%
Ensco PLC, “A”	132,438	$2,949,394

Other Banks & Diversified Financials – 3.8%
American Express Co.	41,170	$3,199,732
Citigroup, Inc.	146,486	8,091,887
Discover Financial Services	107,158	6,174,444

		$17,466,063

Pharmaceuticals – 7.1%
Bristol-Myers Squibb Co.	130,211	$8,664,240
Johnson & Johnson	69,221	6,746,279
Merck & Co., Inc.	169,759	9,664,380
Pfizer, Inc.	227,465	7,626,901

		$32,701,800

Railroad & Shipping – 1.3%
Union Pacific Corp.	64,733	$6,173,586

Real Estate – 1.2%
Iron Mountain, Inc., REIT	67,672	$2,097,832
Public Storage, Inc., REIT	17,305	3,190,523

		$5,288,355

Restaurants – 1.3%
Brinker International, Inc.	42,060	$2,424,759
YUM! Brands, Inc.	37,688	3,394,935

		$5,819,694

Specialty Stores – 4.8%
Amazon.com, Inc. (a)	12,170	$5,282,875
AutoZone, Inc. (a)	10,944	7,298,554
Best Buy Co., Inc.	115,874	3,778,651
Ross Stores, Inc.	117,976	5,734,813

		$22,094,893

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Telecommunications – Wireless – 0.7%
American Tower Corp., REIT	34,573	$3,225,315

Telephone Services – 1.9%
Frontier Communications Corp.	309,909	$1,534,050
Verizon Communications, Inc.	151,477	7,060,343

		$8,594,393

Tobacco – 1.7%
Philip Morris International, Inc.	93,031	$7,458,295
Reynolds American, Inc.	6,503	485,514

		$7,943,809

Utilities – Electric Power – 2.6%
AES Corp.	304,794	$4,041,568
American Electric Power Co., Inc.	90,807	4,810,047
Edison International	58,673	3,261,045

		$12,112,660

Total Common Stocks (Identified Cost, $380,500,674)		$456,495,273

MONEY MARKET FUNDS – 0.4%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)	1,542,000	$1,542,000

Total Investments (Identified Cost, $382,042,674)		$458,037,273

OTHER ASSETS, LESS LIABILITIES – 0.1%		613,745

NET ASSETS – 100.0%		$458,651,018

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

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MFS Blended Research Core Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/15
Assets
Investments
Non-affiliated issuers, at value (identified cost, $380,500,674)	$456,495,273
Underlying affiliated funds, at cost and value	1,542,000
Total investments, at value (identified cost, $382,042,674)	$458,037,273
Receivables for
Fund shares sold	411,494
Dividends	507,641
Other assets	402,052
Total assets		$459,358,460
Liabilities
Payable for fund shares reacquired	$622,676
Payable to affiliates
Investment adviser	7,552
Shareholder servicing costs	48
Distribution and/or service fees	1,522
Payable for independent Trustees’ compensation	546
Accrued expenses and other liabilities	75,098
Total liabilities		$707,442
Net assets		$458,651,018
Net assets consist of
Paid-in capital	$292,406,782
Unrealized appreciation (depreciation) on investments	75,994,599
Accumulated net realized gain (loss) on investments	79,765,943
Undistributed net investment income	10,483,694
Net assets		$458,651,018
Shares of beneficial interest outstanding		8,353,432

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$348,192,979	6,330,564	$55.00
Service Class	110,458,039	2,022,868	54.60

See Notes to Financial Statements

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MFS Blended Research Core Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/15
Net investment income
Income
Dividends	$4,564,282
Dividends from underlying affiliated funds	957
Total investment income		$4,565,239
Expenses
Management fee	$1,281,608
Distribution and/or service fees	139,894
Shareholder servicing costs	5,166
Administrative services fee	41,576
Independent Trustees’ compensation	5,487
Custodian fee	24,693
Shareholder communications	17,289
Audit and tax fees	25,464
Legal fees	1,866
Miscellaneous	7,817
Total expenses		$1,550,860
Fees paid indirectly	(3)
Reduction of expenses by investment adviser	(364,992)
Net expenses		$1,185,865
Net investment income		$3,379,374
Realized and unrealized gain (loss) on investments
Realized gain (loss) on investments (identified cost basis)		$44,440,427
Change in unrealized appreciation (depreciation) on investments		$(34,919,961)
Net realized and unrealized gain (loss) on investments		$9,520,466
Change in net assets from operations		$12,899,840

See Notes to Financial Statements

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MFS Blended Research Core Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/15 (unaudited )	Year ended 12/31/14
Change in net assets
From operations
Net investment income	$3,379,374	$7,104,348
Net realized gain (loss) on investments	44,440,427	69,372,475
Net unrealized gain (loss) on investments	(34,919,961)	(19,698,576)
Change in net assets from operations	$12,899,840	$56,778,247
Distributions declared to shareholders
From net investment income	$—	$(7,682,407)
Change in net assets from fund share transactions	$(32,050,566)	$(73,074,943)
Total change in net assets	$(19,150,726)	$(23,979,103)
Net assets
At beginning of period	477,801,744	501,780,847
At end of period (including undistributed net investment income of $10,483,694 and $7,104,320, respectively)	$458,651,018	$477,801,744

See Notes to Financial Statements

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MFS Blended Research Core Equity Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/15		Years ended 12/31
			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$53.50		$48.31	$36.15	$31.86	$31.89	$27.84
Income (loss) from investment operations
Net investment income (d)	$0.41		$0.77	$0.71	$0.72	$0.49	$0.51
Net realized and unrealized gain (loss) on investments	1.09		5.28	12.32	4.17	0.10	4.05
Total from investment operations	$1.50		$6.05	$13.03	$4.89	$0.59	$4.56
Less distributions declared to shareholders
From net investment income	$—		$(0.86)	$(0.87)	$(0.60)	$(0.62)	$(0.51)
Net asset value, end of period (x)	$55.00		$53.50	$48.31	$36.15	$31.86	$31.89
Total return (%) (k)(r)(s)(x)	2.80	(n)	12.57	36.40	15.37	1.97	16.46
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.61	(a)	0.60	0.60	0.61	0.64	0.65
Expenses after expense reductions (f)	0.45	(a)	0.45	0.50	0.60	0.60	0.60
Net investment income	1.51	(a)	1.53	1.68	2.06	1.52	1.77
Portfolio turnover	28	(n)	41	43	54	77	68
Net assets at end of period (000 omitted)	$348,193		$361,501	$367,674	$311,265	$315,115	$360,667

Service Class	Six months ended 6/30/15		Years ended 12/31
			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$53.18		$48.02	$35.93	$31.65	$31.66	$27.66
Income (loss) from investment operations
Net investment income (d)	$0.34		$0.64	$0.60	$0.62	$0.41	$0.44
Net realized and unrealized gain (loss) on investments	1.08		5.23	12.24	4.15	0.11	4.00
Total from investment operations	$1.42		$5.87	$12.84	$4.77	$0.52	$4.44
Less distributions declared to shareholders
From net investment income	$—		$(0.71)	$(0.75)	$(0.49)	$(0.53)	$(0.44)
Net asset value, end of period (x)	$54.60		$53.18	$48.02	$35.93	$31.65	$31.66
Total return (%) (k)(r)(s)(x)	2.67	(n)	12.28	36.05	15.10	1.74	16.12
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.86	(a)	0.85	0.85	0.86	0.89	0.90
Expenses after expense reductions (f)	0.70	(a)	0.70	0.75	0.85	0.85	0.85
Net investment income	1.26	(a)	1.28	1.44	1.80	1.26	1.52
Portfolio turnover	28	(n)	41	43	54	77	68
Net assets at end of period (000 omitted)	$110,458		$116,301	$134,107	$134,379	$147,882	$184,799

See Notes to Financial Statements

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MFS Blended Research Core Equity Portfolio

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

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MFS Blended Research Core Equity Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Blended Research Core Equity Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and

11

MFS Blended Research Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$456,495,273	$—	$—	$456,495,273
Mutual Funds	1,542,000	—	—	1,542,000
Total Investments	$458,037,273	$—	$—	$458,037,273

For further information regarding security characteristics, see the Portfolio of Investments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended June 30, 2015, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/14
Ordinary income (including any short-term capital gains)	$7,682,407

12

MFS Blended Research Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/15
Cost of investments	$382,112,339
Gross appreciation	87,496,239
Gross depreciation	(11,571,305)
Net unrealized appreciation (depreciation)	$75,924,934

As of 12/31/14
Undistributed ordinary income	7,104,320
Undistributed long-term capital gain	35,395,181
Net unrealized appreciation (depreciation)	110,844,895

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/15	Year ended 12/31/14
Initial Class	$—	$5,951,524
Service Class	—	1,730,883
Total	$—	$7,682,407

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.55% of the fund’s average daily net assets.

The investment adviser has agreed in writing to reduce its management fee to 0.40% of average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2017. For the six months ended June 30, 2015, this management fee reduction amounted to $349,529, which is included in the reduction of total expenses in the Statement of Operations. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2015, this management fee reduction amounted to $15,463, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2015 was equivalent to an annual effective rate of 0.39% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2015, the fee was $5,126, which equated to 0.0022% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2015, these costs amounted to $40.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The

13

MFS Blended Research Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2015 was equivalent to an annual effective rate of 0.0178% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2015, the fee paid by the fund under this agreement was $611 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2015, purchases and sales of investments, other than short-term obligations, aggregated $130,688,334 and $157,693,534, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	19,549	$1,073,554	73,782	$3,701,939
Service Class	80,214	4,426,347	29,988	1,480,042
	99,763	$5,499,901	103,770	$5,181,981
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	114,717	$5,951,524
Service Class	—	—	33,538	1,730,883
	—	$—	148,255	$7,682,407
Shares reacquired
Initial Class	(445,889)	$(24,297,633)	(1,041,546)	$(52,431,317)
Service Class	(244,246)	(13,252,834)	(669,301)	(33,508,014)
	(690,135)	$(37,550,467)	(1,710,847)	$(85,939,331)
Net change
Initial Class	(426,340)	$(23,224,079)	(853,047)	$(42,777,854)
Service Class	(164,032)	(8,826,487)	(605,775)	(30,297,089)
	(590,372)	$(32,050,566)	(1,458,822)	$(73,074,943)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2015, the fund’s commitment fee and interest expense were $813 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

14

MFS Blended Research Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,434,210	28,269,990	(29,162,200)	1,542,000

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$957	$1,542,000

15

MFS Blended Research Core Equity Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products” section of mfs.com.

16

SEMIANNUAL REPORT

June 30, 2015

MFS® CORPORATE BOND PORTFOLIO

(formerly MFS® Bond Portfolio)

MFS® Variable Insurance Trust II

BDS-SEM

MFS® CORPORATE BOND PORTFOLIO

(formerly MFS® Bond Portfolio)

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Corporate Bond Portfolio

LETTER FROM THE CHAIRMAN

Dear Contract Owners:

The U.S. economy stumbled slightly in the first quarter of 2015, held back by a strong dollar, weak overseas demand and harsh winter weather that hurt domestic consumption. However, growth resumed in the second quarter.

Other major economies and regions have struggled, leading central banks to step up their efforts to stimulate economic growth. The European Central Bank’s quantitative easing program has begun to make an impact. However, risks associated with a potential Greek debt default and potential eurozone exit have weighed on business and investor confidence.

Despite the People’s Bank of China’s targeted stimulative actions, China’s economic growth rate has continued to decelerate to multidecade lows, and Chinese equity markets are beginning to show signs of strain.

The world’s financial markets have become increasingly complex in recent years. Now, more than ever, it is important to understand companies on a global basis. At MFS®, we believe our integrated research platform, collaborative culture, active risk management process and long-term focus give us a research advantage.

As investors, we aim to add long-term value. We believe this approach will serve you well as you work with your financial advisor to reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

August 14, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Corporate Bond Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Investment Grade Corporates	74.5%
High Yield Corporates	17.4%
Emerging Markets Bonds	2.1%
Commercial Mortgage-Backed Securities	0.7%
Collateralized Debt Obligations	0.2%
Asset-Backed Securities	0.1%

Composition including fixed income credit quality (a)(i)
AA	1.2%
A	17.3%
BBB	58.4%
BB	16.4%
B	1.5%
CCC (o)	0.0%
C	0.1%
D	0.1%
Not Rated (o)	0.0%
Cash & Other	5.0%

Portfolio facts (i)
Average Duration (d)	6.4
Average Effective Maturity (m)	10.1 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and the Notes to Financial Statements for additional information related to certain risks associated with assets included in “Other”.

Percentages are based on net assets as of 6/30/15.

The portfolio is actively managed and current holdings may be different.

2

MFS Corporate Bond Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2015 through June 30, 2015

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2015 through June 30, 2015.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/15	Ending Account Value 6/30/15	Expenses Paid During Period (p) 1/01/15-6/30/15
Initial Class	Actual	0.63%	$1,000.00	$1,000.00	$3.12
	Hypothetical (h)	0.63%	$1,000.00	$1,021.67	$3.16
Service Class	Actual	0.88%	$1,000.00	$998.28	$4.36
	Hypothetical (h)	0.88%	$1,000.00	$1,020.43	$4.41

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

MFS Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 93.8%
Apparel Manufacturers – 0.1%
PVH Corp., 4.5%, 12/15/22	$190,000	$188,100

Asset-Backed & Securitized – 0.9%
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.786%, 12/28/40 (z)	$262,240	$162,509
Commercial Mortgage Acceptance Corp., FRN, 2.193%, 9/15/30 (i)	185,703	6,380
Falcon Franchise Loan LLC, FRN, 25.531%, 1/05/25 (i)(z)	75,121	18,147
GMAC LLC, FRN, 8.109%, 4/15/34 (d)(n)(q)	185,522	104,057
Greenwich Capital Commercial Funding Corp., FRN, 6.013%, 7/10/38	350,000	362,662
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.961%, 6/15/49	1,195,039	1,265,316
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.64%, 7/15/42 (n)	765,072	196,088
KKR Financial CLO Ltd., “C”, FRN, 1.723%, 5/15/21 (n)	505,395	502,833
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.242%, 2/18/30 (i)	194,173	3,745
Morgan Stanley Capital I, Inc., FRN, 1.124%, 11/15/30 (i)(n)	944,712	18,950

		$2,640,687

Automotive – 3.8%
American Honda Finance Corp., 2.125%, 2/28/17 (n)	$1,672,000	$1,700,446
Ford Motor Credit Co. LLC, 4.207%, 4/15/16	560,000	572,730
General Motors Co., 6.25%, 10/02/43	1,257,000	1,402,250
General Motors Financial Co., Inc., 2.75%, 5/15/16	170,000	172,031
General Motors Financial Co., Inc., 3.45%, 4/10/22	1,222,000	1,197,378
Harley-Davidson Financial Services, Inc., 2.7%, 3/15/17 (n)	942,000	963,113
Hyundai Capital America, 2.6%, 3/19/20 (n)	600,000	600,207
Lear Corp., 4.75%, 1/15/23	787,000	775,190
Lear Corp., 5.375%, 3/15/24	690,000	700,350
Nissan Motor Acceptance Corp., 1.95%, 9/12/17 (n)	908,000	914,107
Volkswagen International Finance N.V., 1.15%, 11/20/15 (n)	1,895,000	1,899,266

		$10,897,068

Biotechnology – 0.9%
Life Technologies Corp., 6%, 3/01/20	$2,172,000	$2,443,198

Broadcasting – 1.5%
21st Century Fox America, Inc., 8.5%, 2/23/25	$770,000	$1,025,976
Grupo Televisa S.A.B., 5%, 5/13/45	269,000	256,626

Issuer	Shares/Par	Value ($)

BONDS – continued
Broadcasting – continued
Omnicom Group, Inc., 3.625%, 5/01/22	$1,283,000	$1,290,444
SES Global Americas Holdings GP, 2.5%, 3/25/19 (n)	578,000	575,915
SES S.A., 3.6%, 4/04/23 (n)	346,000	351,048
Time Warner, Inc., 5.35%, 12/15/43	685,000	701,856

		$4,201,865

Brokerage & Asset Managers – 0.4%
CME Group, Inc., 3%, 3/15/25	$891,000	$865,239
Franklin Resources, Inc., 1.375%, 9/15/17	374,000	374,121

		$1,239,360

Building – 1.6%
Martin Marietta Materials, Inc., 4.25%, 7/02/24	$850,000	$860,469
Masco Corp., 4.45%, 4/01/25	560,000	561,400
Mohawk Industries, Inc., 6.125%, 1/15/16	1,625,000	1,667,487
Mohawk Industries, Inc., 3.85%, 2/01/23	999,000	997,582
Owens Corning, Inc., 4.2%, 12/15/22	460,000	466,241

		$4,553,179

Business Services – 0.8%
Equinix, Inc., 5.75%, 1/01/25	$285,000	$282,150
Fidelity National Information Services, Inc., 2%, 4/15/18	135,000	134,875
Fidelity National Information Services, Inc., 5%, 3/15/22	1,270,000	1,340,575
Fidelity National Information Services, Inc., 3.5%, 4/15/23	416,000	403,787

		$2,161,387

Cable TV – 3.4%
CCO Holdings LLC, 5.25%, 9/30/22	$1,395,000	$1,374,075
Comcast Corp., 4.65%, 7/15/42	628,000	629,589
Comcast Corp., 4.75%, 3/01/44	1,220,000	1,238,476
Cox Communications, Inc., 6.25%, 6/01/18 (n)	261,000	290,203
NBCUniversal Enterprise, Inc., 1.974%, 4/15/19 (n)	578,000	573,874
SIRIUS XM Radio, Inc., 5.875%, 10/01/20 (n)	25,000	25,625
SIRIUS XM Radio, Inc., 5.75%, 8/01/21 (n)	1,375,000	1,412,813
SIRIUS XM Radio, Inc., 5.375%, 4/15/25 (n)	170,000	164,050
Time Warner Cable, Inc., 8.25%, 4/01/19	850,000	999,681
Time Warner Cable, Inc., 5%, 2/01/20	354,000	382,183
Time Warner Cable, Inc., 4.5%, 9/15/42	955,000	778,995
Time Warner Entertainment Co. LP, 8.375%, 7/15/33	266,000	326,494
Videotron Ltd., 5%, 7/15/22	1,555,000	1,551,113

		$9,747,171

4

MFS Corporate Bond Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Chemicals – 2.3%
Celanese U.S. Holdings LLC, 4.625%, 11/15/22	$1,356,000	$1,342,440
CF Industries, Inc., 5.15%, 3/15/34	753,000	743,742
CF Industries, Inc., 3.45%, 6/01/23	62,000	60,028
CF Industries, Inc., 4.95%, 6/01/43	356,000	333,100
LYB International Finance B.V., 4.875%, 3/15/44	676,000	656,789
LyondellBasell Industries N.V., 5%, 4/15/19	939,000	1,017,186
LyondellBasell Industries N.V., 6%, 11/15/21	1,256,000	1,437,688
Monsanto Co., 4.7%, 7/15/64	1,025,000	887,333

		$6,478,306

Computer Software – 0.5%
Oracle Corp., 3.4%, 7/08/24	$1,107,000	$1,109,823
VeriSign, Inc., 4.625%, 5/01/23	425,000	408,531

		$1,518,354

Computer Software – Systems – 0.7%
Apple, Inc., 2.7%, 5/13/22	$1,313,000	$1,299,585
Apple, Inc., 4.375%, 5/13/45	383,000	377,426
Seagate HDD Cayman, 3.75%, 11/15/18	442,000	460,800

		$2,137,811

Conglomerates – 0.4%
Roper Industries, Inc., 1.85%, 11/15/17	$1,171,000	$1,178,633

Consumer Products – 0.9%
Hasbro, Inc., 5.1%, 5/15/44	$1,138,000	$1,118,776
Mattel, Inc., 1.7%, 3/15/18	393,000	391,055
Mattel, Inc., 5.45%, 11/01/41	460,000	460,216
Newell Rubbermaid, Inc., 2.05%, 12/01/17	589,000	594,465

		$2,564,512

Consumer Services – 1.4%
ADT Corp., 4.125%, 6/15/23	$1,915,000	$1,790,525
Priceline Group, Inc., 3.65%, 3/15/25	769,000	748,636
Service Corp. International, 5.375%, 1/15/22	170,000	178,500
Service Corp. International, 5.375%, 5/15/24	1,220,000	1,274,900

		$3,992,561

Containers – 2.0%
Ball Corp., 5%, 3/15/22	$1,206,000	$1,209,015
Ball Corp., 4%, 11/15/23	691,000	640,903
Ball Corp., 5.25%, 7/01/25	1,030,000	1,018,413
Crown American LLC, 4.5%, 1/15/23	1,853,000	1,749,936
Sealed Air Corp., 5.5%, 9/15/25 (n)	1,150,000	1,158,625

		$5,776,892

Defense Electronics – 0.5%
BAE Systems Holdings, Inc., 6.375%, 6/01/19 (n)	$1,358,000	$1,548,711

Issuer	Shares/Par	Value ($)

BONDS – continued
Electrical Equipment – 0.4%
Arrow Electronics, Inc., 3.5%, 4/01/22	$478,000	$470,525
Molex Electronic Technologies LLC, 3.9%, 4/15/25 (n)	642,000	622,067

		$1,092,592

Electronics – 1.9%
Flextronics International Ltd., 4.625%, 2/15/20	$2,018,000	$2,063,405
Jabil Circuit, Inc., 4.7%, 9/15/22	399,000	402,990
Lam Research Corp., 2.75%, 3/15/20	496,000	492,603
Micron Technology, Inc., 5.5%, 2/01/25 (n)	890,000	833,930
NXP B.V./NXP Funding LLC, 4.125%, 6/15/20 (n)	695,000	700,213
Tyco Electronics Group S.A., 6.55%, 10/01/17	360,000	399,450
Tyco Electronics Group S.A., 2.375%, 12/17/18	229,000	231,587
Tyco Electronics Group S.A., 3.5%, 2/03/22	252,000	255,125

		$5,379,303

Emerging Market Quasi-Sovereign – 0.9%
Comision Federal de Electricidad, 5.75%, 2/14/42	$465,000	$454,110
Comision Federal de Electricidad, 5.75%, 2/14/42 (n)	285,000	278,325
NOVA Chemicals Corp., 5.25%, 8/01/23 (n)	956,000	970,340
Petroleos Mexicanos, 4.5%, 1/23/26 (n)	945,000	923,643
Petroleos Mexicanos, 5.5%, 6/27/44 (n)	10,000	9,200

		$2,635,618

Energy – Independent – 3.0%
Anadarko Petroleum Corp., 6.375%, 9/15/17	$1,337,000	$1,467,229
Anadarko Petroleum Corp., 4.5%, 7/15/44	1,075,000	987,979
Canadian Natural Resources Ltd., 3.8%, 4/15/24	52,000	51,418
Cimarex Energy Co., 4.375%, 6/01/24	1,467,000	1,448,927
Concho Resources, Inc., 5.5%, 4/01/23	1,203,000	1,203,000
EQT Corp., 4.875%, 11/15/21	253,000	266,596
Hess Corp., 8.125%, 2/15/19	440,000	520,915
Hess Corp., 3.5%, 7/15/24	680,000	655,376
Noble Energy, Inc., 4.15%, 12/15/21	851,000	886,544
Pioneer Natural Resources Co., 7.5%, 1/15/20	930,000	1,094,229

		$8,582,213

Entertainment – 0.2%
Carnival Corp., 1.875%, 12/15/17	$435,000	$436,816

Financial Institutions – 3.5%
CIT Group, Inc., 4.25%, 8/15/17	$353,000	$358,295
CIT Group, Inc., 5.25%, 3/15/18	365,000	377,319
CIT Group, Inc., 6.625%, 4/01/18 (n)	1,900,000	2,016,375

5

MFS Corporate Bond Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Financial Institutions – continued
General Electric Capital Corp., 1.6%, 11/20/17	$883,000	$888,453
General Electric Capital Corp., 5.5%, 1/08/20	1,470,000	1,666,421
International Lease Finance Corp., 7.125%, 9/01/18 (n)	570,000	635,550
International Lease Finance Corp., 5.875%, 8/15/22	1,000,000	1,080,000
SLM Corp., 6.25%, 1/25/16	1,007,000	1,027,140
SLM Corp., 6%, 1/25/17	1,147,000	1,192,880
SLM Corp., 4.875%, 6/17/19	161,000	159,390
SLM Corp., 8%, 3/25/20	468,000	521,820

		$9,923,643

Food & Beverages – 5.4%
Anheuser-Busch Inbev S.A., 4.625%, 2/01/44	$926,000	$932,072
Constellation Brands, Inc., 7.25%, 9/01/16	1,119,000	1,183,343
Constellation Brands, Inc., 4.25%, 5/01/23	965,000	950,525
Heineken N.V., 1.4%, 10/01/17 (n)	114,000	114,013
J.M. Smucker Co., 2.5%, 3/15/20 (n)	303,000	301,243
J.M. Smucker Co., 3.5%, 10/15/21	880,000	905,188
J.M. Smucker Co., 4.375%, 3/15/45 (n)	324,000	298,302
JBS USA LLC/JBS USA Finance, Inc., 5.75%, 6/15/25 (z)	560,000	553,532
Kraft Foods Group, Inc., 6.5%, 2/09/40	1,959,000	2,302,934
Kraft Heinz Co., 5%, 7/15/35 (n)	415,000	419,988
Mead Johnson Nutrition Co., 4.6%, 6/01/44	1,093,000	1,040,376
Pernod Ricard S.A., 5.75%, 4/07/21 (n)	831,000	935,603
SABMiller Holdings, Inc., 3.75%, 1/15/22 (n)	1,341,000	1,385,595
Smithfield Foods, Inc., 6.625%, 8/15/22	348,000	371,490
Tyson Foods, Inc., 6.6%, 4/01/16	2,229,000	2,314,192
Tyson Foods, Inc., 4.5%, 6/15/22	598,000	635,218
Tyson Foods, Inc., 5.15%, 8/15/44	368,000	378,412
Wm. Wrigley Jr. Co., 2.9%, 10/21/19 (n)	505,000	514,203

		$15,536,229

Food & Drug Stores – 1.3%
CVS Health Corp., 5.75%, 6/01/17	$200,000	$216,140
CVS Health Corp., 2.75%, 12/01/22	500,000	482,013
CVS Health Corp., 5.75%, 5/15/41	1,465,000	1,679,151
Walgreens Boots Alliance, Inc., 2.7%, 11/18/19	1,433,000	1,434,914

		$3,812,218

Forest & Paper Products – 1.5%
Georgia-Pacific LLC, 5.4%, 11/01/20 (n)	$806,000	$899,721
International Paper Co., 6%, 11/15/41	860,000	927,189
International Paper Co., 4.8%, 6/15/44	994,000	921,741
Packaging Corp. of America, 3.9%, 6/15/22	712,000	720,017

Issuer	Shares/Par	Value ($)

BONDS – continued
Forest & Paper Products – continued
Packaging Corp. of America, 3.65%, 9/15/24	$850,000	$832,943

		$4,301,611

Gaming & Lodging – 0.9%
Host Hotels & Resorts, Inc., 4%, 6/15/25	$401,000	$398,021
Host Hotels & Resorts, Inc., REIT, 4.75%, 3/01/23	157,000	165,700
Wyndham Worldwide Corp., 2.5%, 3/01/18	811,000	813,087
Wyndham Worldwide Corp., 4.25%, 3/01/22	1,227,000	1,229,623

		$2,606,431

Insurance – 1.6%
American International Group, Inc., 6.4%, 12/15/20	$1,200,000	$1,426,614
American International Group, Inc., 4.5%, 7/16/44	1,417,000	1,347,914
Unum Group, 7.125%, 9/30/16	500,000	533,982
Unum Group, 4%, 3/15/24	637,000	644,845
UnumProvident Corp., 6.85%, 11/15/15 (n)	686,000	700,343

		$4,653,698

Insurance – Health – 0.7%
Humana, Inc., 7.2%, 6/15/18	$1,157,000	$1,331,270
Wellpoint, Inc., 1.875%, 1/15/18	618,000	616,924

		$1,948,194

Insurance – Property & Casualty – 3.0%
Aon PLC, 4.6%, 6/14/44	$237,000	$226,114
AXIS Capital Holdings Ltd., 5.875%, 6/01/20	190,000	215,036
Chubb Corp., 6.375% to 4/15/17, FRN to 3/29/67	279,000	292,671
CNA Financial Corp., 5.875%, 8/15/20	1,570,000	1,788,605
Liberty Mutual Group, Inc., 4.85%, 8/01/44 (n)	951,000	918,849
Marsh & McLennan Cos., Inc., 2.55%, 10/15/18	678,000	690,188
Marsh & McLennan Cos., Inc., 4.8%, 7/15/21	900,000	994,843
Marsh & McLennan Cos., Inc., 3.5%, 6/03/24	779,000	776,533
Swiss Re Ltd., 4.25%, 12/06/42 (n)	468,000	451,562
XL Group PLC, 5.75%, 10/01/21	1,110,000	1,271,459
ZFS Finance USA Trust V, 6.5% to 5/09/17, FRN to 5/09/67 (n)	896,000	931,840

		$8,557,700

Internet – 0.1%
Baidu, Inc., 3%, 6/30/20	$300,000	$299,082

Major Banks – 9.2%
Bank of America Corp., 2%, 1/11/18	$3,000,000	$3,009,831
Bank of America Corp., 7.625%, 6/01/19	500,000	593,339

6

MFS Corporate Bond Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Major Banks – continued
Bank of America Corp., 5.625%, 7/01/20	$185,000	$208,506
Bank of America Corp., 4.125%, 1/22/24	1,917,000	1,964,674
Bank of America Corp., FRN, 6.1%, 12/29/49	1,420,000	1,402,250
Bank of America Corp., FRN, 5.2%, 12/31/49	637,000	609,131
Goldman Sachs Group, Inc., 5.625%, 1/15/17	1,123,000	1,189,164
Goldman Sachs Group, Inc., 3.5%, 1/23/25	848,000	822,385
Goldman Sachs Group, Inc., 4.8%, 7/08/44	904,000	892,367
Goldman Sachs Group, Inc., 5.15%, 5/22/45	378,000	364,667
JPMorgan Chase & Co., 4.25%, 10/15/20	442,000	472,614
JPMorgan Chase & Co., 4.5%, 1/24/22	790,000	846,622
JPMorgan Chase & Co., 3.25%, 9/23/22	904,000	898,136
JPMorgan Chase & Co., 3.125%, 1/23/25	1,435,000	1,370,075
JPMorgan Chase & Co., 6.75% to 2/01/24, FRN to 1/29/49	1,221,000	1,304,553
Merrill Lynch & Co., Inc., 6.05%, 5/16/16	349,000	362,400
Morgan Stanley, 5.5%, 7/28/21	1,245,000	1,404,471
Morgan Stanley, 4.3%, 1/27/45	689,000	643,800
PNC Funding Corp., 5.625%, 2/01/17	1,095,000	1,163,678
Regions Financial Corp., 2%, 5/15/18	1,460,000	1,459,019
Royal Bank of Scotland PLC, 2.55%, 9/18/15	1,054,000	1,056,947
Wachovia Corp., 6.605%, 10/01/25	1,270,000	1,520,557
Wells Fargo & Co., 4.1%, 6/03/26	1,000,000	1,004,215
Wells Fargo & Co., 5.875% to 6/15/25, FRN to 12/29/49	718,000	735,088
Wells Fargo & Co., 5.9% to 6/15/24, FRN to 12/29/49	1,106,000	1,108,765

		$26,407,254

Medical & Health Technology & Services – 2.5%
Becton, Dickinson and Co., 3.734%, 12/15/24	$348,000	$346,829
Becton, Dickinson and Co., 4.685%, 12/15/44	1,083,000	1,047,956
Davita Healthcare Partners, Inc., 5%, 5/01/25	575,000	553,438
Fresenius Medical Care US Finance II, Inc., 6.5%, 9/15/18 (n)	734,000	807,400
Fresenius US Finance II, Inc., 4.25%, 2/01/21 (n)	189,000	189,473
HCA, Inc., 4.75%, 5/01/23	910,000	921,375
Laboratory Corp. of America Holdings, 4.7%, 2/01/45	900,000	824,360
McKesson Corp., 5.7%, 3/01/17	770,000	825,480
McKesson Corp., 7.5%, 2/15/19	120,000	141,310
McKesson Corp., 2.7%, 12/15/22	158,000	151,571
Universal Health Services, Inc., 4.75%, 8/01/22 (n)	1,260,000	1,300,950

		$7,110,142

Issuer	Shares/Par	Value ($)

BONDS – continued
Medical Equipment – 0.8%
Medtronic, Inc., 3.5%, 3/15/25 (n)	$1,061,000	$1,057,379
Medtronic, Inc., 4.375%, 3/15/35 (n)	406,000	402,884
Zimmer Holdings, Inc., 4.45%, 8/15/45	893,000	819,110

		$2,279,373

Metals & Mining – 0.8%
Kinross Gold Corp., 5.95%, 3/15/24	$667,000	$632,832
Plains Exploration & Production Co., 6.875%, 2/15/23	1,235,000	1,324,538
Southern Copper Corp., 6.75%, 4/16/40	415,000	428,587

		$2,385,957

Midstream – 7.3%
Access Midstream Partner LP, 4.875%, 3/15/24	$1,200,000	$1,179,000
AmeriGas Finance LLC, 7%, 5/20/22	475,000	503,500
APT Pipelines Ltd., 5%, 3/23/35 (n)	1,375,000	1,286,209
El Paso Corp., 7.75%, 1/15/32	465,000	532,914
El Paso Pipeline Partners LP, 6.5%, 4/01/20	306,000	348,444
Energy Transfer Equity LP, 5.5%, 6/01/27	570,000	568,575
Energy Transfer Partners LP, 9.7%, 3/15/19	213,000	262,607
Energy Transfer Partners LP, 5.15%, 2/01/43	1,112,000	990,288
Energy Transfer Partners LP, 5.15%, 3/15/45	1,357,000	1,198,983
Enterprise Products Operating LLC, 3.9%, 2/15/24	406,000	407,686
Enterprise Products Operating LLC, 4.85%, 3/15/44	362,000	340,454
Enterprise Products Partners LP, 6.3%, 9/15/17	540,000	594,872
Enterprise Products Partners LP, 4.45%, 2/15/43	473,000	427,482
Enterprise Products Partners LP, 7.034% to 1/15/18, FRN to 1/15/68	267,000	287,025
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20	370,000	427,253
Kinder Morgan Energy Partners LP, 7.4%, 3/15/31	581,000	641,985
Kinder Morgan Energy Partners LP, 5.4%, 9/01/44	670,000	608,639
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.5%, 7/15/23	1,121,000	1,098,580
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.875%, 12/01/24	365,000	356,788
NiSource Finance Corp., 3.85%, 2/15/23	1,106,000	1,138,059
NiSource Finance Corp., 4.8%, 2/15/44	761,000	775,952
ONEOK Partners LP, 2%, 10/01/17	447,000	447,940
ONEOK, Inc., 4.25%, 2/01/22	1,093,000	1,055,258
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23	1,467,000	1,461,954
Sabine Pass Liquefaction LLC, 5.625%, 3/01/25 (n)	133,000	131,670

7

MFS Corporate Bond Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Midstream – continued
Spectra Energy Capital LLC, 8%, 10/01/19	$942,000	$1,116,170
Sunoco Logistics Partners LP, 5.3%, 4/01/44	692,000	630,057
Sunoco Logistics Partners LP, 5.35%, 5/15/45	242,000	220,925
Targa Resources Partners LP/Targa Resources Finance Corp., 4.125%, 11/15/19 (n)	60,000	59,400
Williams Cos., Inc., 3.7%, 1/15/23	1,254,000	1,167,612
Williams Cos., Inc., 5.75%, 6/24/44	750,000	695,980

		$20,962,261

Network & Telecom – 3.0%
AT&T, Inc., 2.45%, 6/30/20	$619,000	$606,787
AT&T, Inc., 4.75%, 5/15/46	429,000	390,379
CenturyLink, Inc., 7.6%, 9/15/39	1,060,000	960,625
Verizon Communications, Inc., 2.625%, 2/21/20	1,156,000	1,153,401
Verizon Communications, Inc., 4.5%, 9/15/20	1,471,000	1,586,819
Verizon Communications, Inc., 5.05%, 3/15/34	929,000	935,250
Verizon Communications, Inc., 6%, 4/01/41	690,000	759,065
Verizon Communications, Inc., 6.55%, 9/15/43	1,779,000	2,080,992

		$8,473,318

Oils – 0.6%
Marathon Petroleum Corp., 4.75%, 9/15/44	$910,000	$830,553
Valero Energy Corp., 4.9%, 3/15/45	1,076,000	1,008,319

		$1,838,872

Other Banks & Diversified Financials – 2.5%
BPCE S.A., 4.5%, 3/15/25 (n)	$760,000	$734,927
Capital One Bank (USA) N.A., 3.375%, 2/15/23	1,200,000	1,165,657
Capital One Financial Corp., 3.75%, 4/24/24	796,000	792,338
Citigroup, Inc., 3.75%, 6/16/24	1,606,000	1,615,516
Discover Bank, 7%, 4/15/20	2,197,000	2,556,956
Macquarie Group Ltd., 3%, 12/03/18 (n)	273,000	277,745

		$7,143,139

Personal Computers & Peripherals – 0.3%
Equifax, Inc., 3.3%, 12/15/22	$849,000	$844,471

Pharmaceuticals – 5.6%
AbbVie, Inc., 4.7%, 5/14/45	$1,417,000	$1,393,809
Actavis Funding SCS, 4.85%, 6/15/44	254,000	245,058
Actavis Funding SCS, 4.75%, 3/15/45	246,000	234,205
Bayer U.S. Finance LLC, 3.375%, 10/08/24 (n)	554,000	551,083
Celgene Corp., 1.9%, 8/15/17	1,583,000	1,599,408
EMD Finance LLC, 2.95%, 3/19/22 (z)	1,347,000	1,318,425

Issuer	Shares/Par	Value ($)

BONDS – continued
Pharmaceuticals – continued
Forest Laboratories, Inc., 4.375%, 2/01/19 (n)	$3,159,000	$3,343,318
Gilead Sciences, Inc., 3.7%, 4/01/24	1,189,000	1,214,963
Gilead Sciences, Inc., 4.5%, 2/01/45	488,000	486,119
Hospira, Inc., 6.05%, 3/30/17	906,000	974,818
Hospira, Inc., 5.2%, 8/12/20	765,000	855,122
Mylan, Inc., 2.55%, 3/28/19	399,000	395,531
Mylan, Inc., 3.125%, 1/15/23 (n)	500,000	477,093
Valeant Pharmaceuticals International, Inc., 5.625%, 12/01/21 (n)	784,000	801,640
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22 (n)	1,013,000	1,076,313
Watson Pharmaceuticals, Inc., 1.875%, 10/01/17	320,000	320,383
Watson Pharmaceuticals, Inc., 3.25%, 10/01/22	414,000	401,318
Watson Pharmaceuticals, Inc., 4.625%, 10/01/42	347,000	323,415

		$16,012,021

Pollution Control – 0.5%
Republic Services, Inc., 5.25%, 11/15/21	$1,160,000	$1,299,973

Precious Metals & Minerals – 0.2%
Teck Resources Ltd., 5.4%, 2/01/43	$645,000	$480,756

Printing & Publishing – 0.4%
Gannett Co., Inc., 5.125%, 10/15/19	$1,222,000	$1,258,660

Railroad & Shipping – 0.5%
Canadian Pacific Railway Co., 7.25%, 5/15/19	$424,000	$500,591
Canadian Pacific Railway Co., 4.5%, 1/15/22	400,000	430,121
CSX Corp., 7.375%, 2/01/19	365,000	427,894

		$1,358,606

Real Estate – Healthcare – 0.2%
HCP, Inc., REIT, 3.875%, 8/15/24	$707,000	$689,918

Real Estate – Office – 0.8%
Boston Properties LP, REIT, 3.7%, 11/15/18	$754,000	$794,407
Boston Properties LP, REIT, 3.85%, 2/01/23	1,131,000	1,158,109
Vornado Realty LP, REIT, 2.5%, 6/30/19	422,000	421,417

		$2,373,933

Real Estate – Retail – 0.9%
DDR Corp., REIT, 3.625%, 2/01/25	$748,000	$718,286
Simon Property Group, Inc., REIT, 1.5%, 2/01/18 (n)	503,000	502,040
Simon Property Group, Inc., REIT, 10.35%, 4/01/19	1,026,000	1,303,288

		$2,523,614

Restaurants – 0.3%
YUM! Brands, Inc., 5.35%, 11/01/43	$753,000	$722,909

8

MFS Corporate Bond Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Retailers – 3.3%
Bed Bath & Beyond, Inc., 5.165%, 8/01/44	$1,042,000	$1,034,451
Best Buy Co., Inc., 5%, 8/01/18	935,000	986,425
Dollar General Corp., 4.125%, 7/15/17	2,144,000	2,241,942
Gap, Inc., 5.95%, 4/12/21	2,613,000	2,950,835
Home Depot, Inc., 4.875%, 2/15/44	641,000	685,667
Limited Brands, Inc., 7%, 5/01/20	1,441,000	1,631,933

		$9,531,253

Specialty Chemicals – 0.8%
Ecolab, Inc., 4.35%, 12/08/21	$804,000	$867,390
Mexichem S.A.B. de C.V., 6.75%, 9/19/42 (n)	1,265,000	1,301,053
Mexichem S.A.B. de C.V., 5.875%, 9/17/44 (n)	220,000	203,500

		$2,371,943

Telecommunications – Wireless – 1.4%
American Tower Corp., 4%, 6/01/25	$1,000,000	$977,397
American Tower Corp., REIT, 4.5%, 1/15/18	1,150,000	1,216,914
American Tower Corp., REIT, 3.5%, 1/31/23	371,000	356,368
Crown Castle International Corp., 5.25%, 1/15/23	470,000	473,408
SBA Tower Trust, 2.898%, 10/15/44 (n)	1,081,000	1,086,413

		$4,110,500

Tobacco – 2.6%
Altria Group, Inc., 2.95%, 5/02/23	$1,400,000	$1,337,340
Altria Group, Inc., 4%, 1/31/24	231,000	234,575
B.A.T. International Finance PLC, 2.125%, 6/07/17 (n)	1,052,000	1,064,135
Lorillard Tobacco Co., 2.3%, 8/21/17	945,000	948,319
Lorillard Tobacco Co., 8.125%, 6/23/19	733,000	868,369
Philip Morris International, Inc., 4.875%, 11/15/43	892,000	922,902
Reynolds American, Inc., 6.75%, 6/15/17	1,100,000	1,202,023
Reynolds American, Inc., 3.25%, 6/12/20	306,000	309,948
Reynolds American, Inc., 5.7%, 8/15/35	483,000	500,807

		$7,388,418

Issuer	Shares/Par	Value ($)

BONDS – continued
Transportation – Services – 0.4%
ERAC USA Finance Co., 6.375%, 10/15/17 (n)	$200,000	$219,853
ERAC USA Finance Co., 7%, 10/15/37 (n)	421,000	514,609
ERAC USA Finance LLC, 3.85%, 11/15/24 (n)	272,000	273,007
ERAC USA Finance LLC, 4.5%, 2/15/45 (n)	201,000	184,723

		$1,192,192

Utilities – Electric Power – 2.4%
Alabama Power Co., 4.15%, 8/15/44	$479,000	$458,416
American Electric Power Co., Inc., 1.65%, 12/15/17	487,000	487,565
Berkshire Hathaway Energy, 4.5%, 2/01/45	597,000	587,524
CMS Energy Corp., 6.25%, 2/01/20	1,010,000	1,169,740
CMS Energy Corp., 5.05%, 3/15/22	209,000	229,997
DTE Electric Co., 3.7%, 3/15/45	223,000	201,592
Duke Energy Corp., 1.625%, 8/15/17	488,000	489,818
EDP Finance B.V., 5.25%, 1/14/21 (n)	400,000	418,908
Empresa Nacional de Electricidad S.A., 4.25%, 4/15/24	304,000	307,662
PPL Capital Funding, Inc., 5%, 3/15/44	590,000	619,981
PPL WEM Holdings PLC, 5.375%, 5/01/21 (n)	1,057,000	1,169,216
PSEG Power LLC, 5.32%, 9/15/16	288,000	301,567
Waterford 3 Funding Corp., 8.09%, 1/02/17	300,546	300,526

		$6,742,512

Total Bonds (Identified Cost, $264,948,219)		$268,535,138

MONEY MARKET FUNDS – 5.2%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)	14,947,762	$14,947,762

Total Investments (Identified Cost, $279,895,981)		$283,482,900

OTHER ASSETS, LESS LIABILITIES – 1.0%		2,895,524

NET ASSETS – 100.0%		$286,378,424

(d)	In default.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $47,295,777, representing 16.5% of net assets.

(q)	Interest received was less than stated coupon rate.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

9

MFS Corporate Bond Portfolio

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.786%, 12/28/40	3/01/06	$262,240	$162,509
EMD Finance LLC, 2.95%, 3/19/22	3/16/15	1,344,716	1,318,425
Falcon Franchise Loan LLC, FRN, 25.531%, 1/05/25	1/29/03	5,702	18,147
JBS USA LLC/JBS USA Finance, Inc., 5.75%, 6/15/25	3/20/15	560,000	553,532
Total Restricted Securities			$2,052,613
% of Net assets			0.7%

The following abbreviations are used in this report and are defined:

CLO	Collateralized Loan Obligation

FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

10

MFS Corporate Bond Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/15
Assets
Investments
Non-affiliated issuers, at value (identified cost, $264,948,219)	$268,535,138
Underlying affiliated funds, at cost and value	14,947,762
Total investments, at value (identified cost, $279,895,981)	$283,482,900
Receivables for
Investments sold	543,658
Fund shares sold	35,033
Interest	3,450,604
Receivable from investment adviser	2,422
Other assets	1,414
Total assets		$287,516,031
Liabilities
Payable to custodian	$11,290
Payables for
Investments purchased	411,053
Fund shares reacquired	650,393
Payable to affiliates
Shareholder servicing costs	46
Distribution and/or service fees	2,894
Payable for independent Trustees’ compensation	50
Accrued expenses and other liabilities	61,881
Total liabilities		$1,137,607
Net assets		$286,378,424
Net assets consist of
Paid-in capital	$265,471,780
Unrealized appreciation (depreciation) on investments	3,586,919
Accumulated net realized gain (loss) on investments	1,257,824
Undistributed net investment income	16,061,901
Net assets		$286,378,424
Shares of beneficial interest outstanding		24,583,065

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$74,812,947	6,360,771	$11.76
Service Class	211,565,477	18,222,294	11.61

See Notes to Financial Statements

11

MFS Corporate Bond Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/15
Net investment income
Income
Interest	$6,203,633
Dividends from underlying affiliated funds	4,933
Total investment income		$6,208,566
Expenses
Management fee	$872,918
Distribution and/or service fees	266,831
Shareholder servicing costs	4,850
Administrative services fee	27,754
Independent Trustees’ compensation	4,753
Custodian fee	18,182
Shareholder communications	9,390
Audit and tax fees	35,277
Legal fees	1,160
Miscellaneous	8,683
Total expenses		$1,249,798
Fees paid indirectly	(20)
Reduction of expenses by investment adviser	(65,653)
Net expenses		$1,184,125
Net investment income		$5,024,441
Realized and unrealized gain (loss) on investments
Realized gain (loss) on investments (identified cost basis)		$1,270,400
Change in unrealized appreciation (depreciation) on investments		$(6,504,382)
Net realized and unrealized gain (loss) on investments		$(5,233,982)
Change in net assets from operations		$(209,541)

See Notes to Financial Statements

12

MFS Corporate Bond Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/15 (unaudited )	Year ended 12/31/14
Change in net assets
From operations
Net investment income	$5,024,441	$10,189,346
Net realized gain (loss) on investments	1,270,400	2,902,673
Net unrealized gain (loss) on investments	(6,504,382)	3,205,635
Change in net assets from operations	$(209,541)	$16,297,654
Distributions declared to shareholders
From net investment income	$—	$(10,948,230)
From net realized gain on investments	—	(776,199)
Total distributions declared to shareholders	$—	$(11,724,429)
Change in net assets from fund share transactions	$(3,786,468)	$(7,423,215)
Total change in net assets	$(3,996,009)	$(2,849,990)
Net assets
At beginning of period	290,374,433	293,224,423
At end of period (including undistributed net investment income of $16,061,901 and $11,037,460, respectively)	$286,378,424	$290,374,433

See Notes to Financial Statements

13

MFS Corporate Bond Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/15		Years ended 12/31
			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$11.76		$11.58	$12.36	$11.67	$11.49	$10.84
Income (loss) from investment operations
Net investment income (d)	$0.22		$0.43	$0.43	$0.50	$0.57	$0.58
Net realized and unrealized gain (loss) on investments	(0.22)		0.24	(0.48)	0.80	0.18	0.57
Total from investment operations	$0.00		$0.67	$(0.05)	$1.30	$0.75	$1.15
Less distributions declared to shareholders
From net investment income	$—		$(0.46)	$(0.52)	$(0.61)	$(0.57)	$(0.50)
From net realized gain on investments	—		(0.03)	(0.21)	—	—	—
Total distributions declared to shareholders	$—		$(0.49)	$(0.73)	$(0.61)	$(0.57)	$(0.50)
Net asset value, end of period (x)	$11.76		$11.76	$11.58	$12.36	$11.67	$11.49
Total return (%) (k)(r)(s)(x)	0.00	(n)(w)	5.78	(0.27)	11.31	6.63	10.86
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.68	(a)	0.67	0.67	0.68	0.70	0.72
Expenses after expense reductions (f)	0.63	(a)	0.65	0.67	0.68	N/A	N/A
Net investment income	3.64	(a)	3.59	3.54	4.13	4.85	5.17
Portfolio turnover	13	(n)	36	38	57	55	58
Net assets at end of period (000 omitted)	$74,813		$79,042	$81,921	$95,361	$90,822	$95,584

Service Class	Six months ended 6/30/15		Years ended 12/31
			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$11.63		$11.45	$12.23	$11.56	$11.40	$10.76
Income (loss) from investment operations
Net investment income (d)	$0.20		$0.39	$0.39	$0.47	$0.53	$0.55
Net realized and unrealized gain (loss) on investments	(0.22)		0.25	(0.47)	0.78	0.18	0.57
Total from investment operations	$(0.02)		$0.64	$(0.08)	$1.25	$0.71	$1.12
Less distributions declared to shareholders
From net investment income	$—		$(0.43)	$(0.49)	$(0.58)	$(0.55)	$(0.48)
From net realized gain on investments	—		(0.03)	(0.21)	—	—	—
Total distributions declared to shareholders	$—		$(0.46)	$(0.70)	$(0.58)	$(0.55)	$(0.48)
Net asset value, end of period (x)	$11.61		$11.63	$11.45	$12.23	$11.56	$11.40
Total return (%) (k)(r)(s)(x)	(0.17	)(n)	5.59	(0.51)	11.00	6.30	10.67
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.93	(a)	0.92	0.92	0.93	0.95	0.97
Expenses after expense reductions (f)	0.88	(a)	0.90	0.92	0.93	N/A	N/A
Net investment income	3.39	(a)	3.34	3.29	3.86	4.59	4.90
Portfolio turnover	13	(n)	36	38	57	55	58
Net assets at end of period (000 omitted)	$211,565		$211,332	$211,303	$195,781	$165,367	$146,977
See Notes to Financial Statements

14

MFS Corporate Bond Portfolio

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Total return was less than 0.01%.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

15

MFS Corporate Bond Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Corporate Bond Portfolio (formerly MFS Bond Portfolio) (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans. Effective April 30, 2015, the fund changed its name from MFS Bond Portfolio to MFS Corporate Bond Portfolio.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the

16

MFS Corporate Bond Portfolio

Notes to Financial Statements (unaudited) – continued

business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Non-U.S. Sovereign Debt	$—	$2,635,618	$—	$2,635,618
U.S. Corporate Bonds	—	236,735,403	—	236,735,403
Commercial Mortgage-Backed Securities	—	1,975,345	—	1,975,345
Asset-Backed Securities (including CDOs)	—	665,342	—	665,342
Foreign Bonds	—	26,523,430	—	26,523,430
Mutual Funds	14,947,762	—	—	14,947,762
Total Investments	$14,947,762	$268,535,138	$—	$283,482,900

For further information regarding security characteristics, see the Portfolio of Investments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended June 30, 2015, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the

17

MFS Corporate Bond Portfolio

Notes to Financial Statements (unaudited) – continued

future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/14
Ordinary income (including any short-term capital gains)	$10,948,230
Long-term capital gains	776,199
Total distributions	$11,724,429

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/15
Cost of investments	$281,551,474
Gross appreciation	6,537,804
Gross depreciation	(4,606,378)
Net unrealized appreciation (depreciation)	$1,931,426

As of 12/31/14
Undistributed ordinary income	11,493,580
Undistributed long-term capital gain	1,594,140
Other temporary differences	(8,599)
Net unrealized appreciation (depreciation)	8,037,064

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/15	Year ended 12/31/14	Six months ended 6/30/15	Year ended 12/31/14
Initial Class	$—	$3,058,073	$—	$207,005
Service Class	—	7,890,157	—	569,194
Total	$—	$10,948,230	$—	$776,199

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.60%
Average daily net assets in excess of $1 billion	0.50%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2015, this management fee reduction amounted to $9,654, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2015 was equivalent to an annual effective rate of 0.59% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.63% of average daily net assets for the Initial Class shares and 0.88% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2017. For the six months ended June 30, 2015, this reduction amounted to $55,999, which is included in the reduction of total expenses in the Statements of Operations.

18

MFS Corporate Bond Portfolio

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2015, the fee was $4,801, which equated to 0.0033% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2015, these costs amounted to $49.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2015 was equivalent to an annual effective rate of 0.0191% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2015, the fee paid by the fund under this agreement was $373 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2015, purchases and sales of investments, other than short-term obligations, aggregated $36,943,363 and $42,603,664, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	108,624	$1,297,952	358,376	$4,245,360
Service Class	1,081,189	12,721,976	2,124,964	24,955,363
	1,189,813	$14,019,928	2,483,340	$29,200,723
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	277,643	$3,265,078
Service Class	—	—	726,748	8,459,351
	—	$—	1,004,391	$11,724,429
Shares reacquired
Initial Class	(467,798)	$(5,583,611)	(991,212)	$(11,740,077)
Service Class	(1,037,619)	(12,222,785)	(3,126,345)	(36,608,290)
	(1,505,417)	$(17,806,396)	(4,117,557)	$(48,348,367)

19

MFS Corporate Bond Portfolio

Notes to Financial Statements (unaudited) – continued

	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Net change
Initial Class	(359,174)	$(4,285,659)	(355,193)	$(4,229,639)
Service Class	43,570	499,191	(274,633)	(3,193,576)
	(315,604)	$(3,786,468)	(629,826)	$(7,423,215)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2015, the fund’s commitment fee and interest expense were $497 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	7,326,058	43,613,953	(35,992,249)	14,947,762

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$4,933	$14,947,762

20

MFS Corporate Bond Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products” section of mfs.com.

21

SEMIANNUAL REPORT

June 30, 2015

MFS® CORE EQUITY PORTFOLIO

MFS® Variable Insurance Trust II

RGS-SEM

MFS® CORE EQUITY PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Core Equity Portfolio

LETTER FROM THE CHAIRMAN

Dear Contract Owners:

The U.S. economy stumbled slightly in the first quarter of 2015, held back by a strong dollar, weak overseas demand and harsh winter weather that hurt domestic consumption. However, growth resumed in the second quarter.

Other major economies and regions have struggled, leading central banks to step up their efforts to stimulate economic growth. The European Central Bank’s quantitative easing program has begun to make an impact. However, risks associated with a potential Greek debt default and potential eurozone exit have weighed on business and investor confidence.

Despite the People’s Bank of China’s targeted stimulative actions, China’s economic growth rate has continued to decelerate to multidecade lows, and Chinese equity markets are beginning to show signs of strain.

The world’s financial markets have become increasingly complex in recent years. Now, more than ever, it is important to understand companies on a global basis. At MFS®, we believe our integrated research platform, collaborative culture, active risk management process and long-term focus give us a research advantage.

As investors, we aim to add long-term value. We believe this approach will serve you well as you work with your financial advisor to reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

August 14, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Core Equity Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Apple, Inc.	2.8%
JPMorgan Chase & Co.	1.8%
American International Group, Inc.	1.8%
Wells Fargo & Co.	1.6%
Hess Corp.	1.6%
Allergan PLC	1.5%
American Express Co.	1.3%
Valero Energy Corp.	1.3%
American Tower Corp., REIT	1.2%
Eli Lilly & Co.	1.2%

Equity sectors
Financial Services	18.3%
Health Care	15.3%
Technology	15.1%
Industrial Goods & Services	7.2%
Retailing	7.0%
Consumer Staples	6.5%
Energy	6.5%
Utilities & Communications (s)	5.6%
Leisure (s)	5.3%
Basic Materials	4.5%
Special Products & Services	4.0%
Autos & Housing	1.8%
Transportation (s)	1.7%

(s)	Includes securities sold short.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and the Notes to Financial Statements for additional information related to certain risks associated with assets included in “Other”.

Percentages are based on net assets as of 6/30/15.

The portfolio is actively managed and current holdings may be different.

2

MFS Core Equity Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2015 through June 30, 2015

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2015 through June 30, 2015.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/15	Ending Account Value 6/30/15	Expenses Paid During Period (p) 1/01/15-6/30/15
Initial Class	Actual	0.84%	$1,000.00	$1,035.90	$4.24
	Hypothetical (h)	0.84%	$1,000.00	$1,020.63	$4.21
Service Class	Actual	1.09%	$1,000.00	$1,034.91	$5.50
	Hypothetical (h)	1.09%	$1,000.00	$1,019.39	$5.46

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Notes to Expense Table

Expense ratios include 0.01% of investment related expenses from short sales that are outside of the expense limitation arrangement (See Notes 2 and 3 of the Notes to Financial Statements).

3

MFS Core Equity Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.9%
Aerospace – 3.4%
Honeywell International, Inc.	24,354	$2,483,379
Northrop Grumman Corp.	10,236	1,623,737
Rockwell Collins, Inc.	10,596	978,541
Textron, Inc.	9,109	406,535
United Technologies Corp.	20,017	2,220,486

		$7,712,678

Alcoholic Beverages – 0.4%
Constellation Brands, Inc., “A”	7,767	$901,127

Apparel Manufacturers – 0.9%
Hanesbrands, Inc.	27,766	$925,163
PVH Corp.	9,102	1,048,550

		$1,973,713

Automotive – 0.8%
Delphi Automotive PLC	10,934	$930,374
Harley-Davidson, Inc.	16,603	935,579

		$1,865,953

Biotechnology – 2.4%
Alder Biopharmaceuticals, Inc. (a)	8,760	$464,017
Alexion Pharmaceuticals, Inc. (a)	9,367	1,693,273
AMAG Pharmaceuticals, Inc. (a)	13,275	916,772
Biogen, Inc. (a)	5,447	2,200,261
Exact Sciences Corp. (a)	4,261	126,722

		$5,401,045

Broadcasting – 2.2%
Nielsen Holdings B.V.	12,185	$545,522
Time Warner, Inc.	22,545	1,970,658
Twenty-First Century Fox, Inc.	76,995	2,505,802

		$5,021,982

Brokerage & Asset Managers – 2.4%
Affiliated Managers Group, Inc. (a)	2,450	$535,570
BlackRock, Inc.	5,505	1,904,620
Franklin Resources, Inc.	30,077	1,474,675
NASDAQ OMX Group, Inc.	29,375	1,433,794

		$5,348,659

Business Services – 2.4%
Accenture PLC, “A”	9,295	$899,570
Bright Horizons Family Solutions, Inc. (a)	16,895	976,531
Equifax, Inc.	3,472	337,096
Fidelity National Information Services, Inc.	16,284	1,006,351
Gartner, Inc. (a)	13,707	1,175,786
Global Payments, Inc.	4,318	446,697
IMS Health Holdings, Inc. (a)	15,709	481,481
Univar, Inc. (a)	6,138	159,772

		$5,483,284

Cable TV – 1.4%
Charter Communications, Inc., “A” (a)	5,438	$931,258

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Cable TV – continued
Time Warner Cable, Inc.	12,074	$2,151,225

		$3,082,483

Chemicals – 2.3%
Agrium, Inc.	6,770	$717,490
LyondellBasell Industries N.V., “A”	10,954	1,133,958
Monsanto Co.	8,536	909,852
PPG Industries, Inc.	21,233	2,435,850

		$5,197,150

Computer Software – 3.2%
Adobe Systems, Inc. (a)	24,961	$2,022,091
Intuit, Inc.	7,573	763,131
Oracle Corp.	36,297	1,462,769
Qlik Technologies, Inc. (a)	22,802	797,158
Salesforce.com, Inc. (a)	32,660	2,274,116

		$7,319,265

Computer Software – Systems – 4.8%
Apple, Inc. (s)	50,316	$6,310,884
EMC Corp.	71,577	1,888,917
Hewlett-Packard Co.	11,544	346,435
NCR Corp. (a)	21,840	657,384
Sabre Corp.	30,558	727,280
SS&C Technologies Holdings, Inc.	12,177	761,063
Western Digital Corp.	2,108	165,309

		$10,857,272

Construction – 1.0%
Interface, Inc.	46,184	$1,156,909
Sherwin-Williams Co.	3,912	1,075,878

		$2,232,787

Consumer Products – 2.2%
Colgate-Palmolive Co.	36,352	$2,377,784
Estee Lauder Cos., Inc., “A”	16,943	1,468,280
Newell Rubbermaid, Inc.	24,923	1,024,585

		$4,870,649

Consumer Services – 1.6%
Capella Education Co.	5,560	$298,405
Nord Anglia Education, Inc. (a)	38,297	939,042
Priceline Group, Inc. (a)	2,035	2,343,038

		$3,580,485

Containers – 0.3%
Crown Holdings, Inc. (a)	5,760	$304,762
Graphic Packaging Holding Co.	20,321	283,072

		$587,834

Electrical Equipment – 2.1%
Advanced Drainage Systems, Inc.	27,407	$803,847
AMETEK, Inc.	22,865	1,252,545
Danaher Corp.	24,738	2,117,325

4

MFS Core Equity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electrical Equipment – continued
W.W. Grainger, Inc.	2,105	$498,148

		$4,671,865

Electronics – 3.3%
Avago Technologies Ltd.	18,700	$2,485,791
Freescale Semiconductor Ltd. (a)	9,558	382,033
KLA-Tencor Corp.	9,584	538,717
Mellanox Technologies Ltd. (a)	15,056	731,571
Microchip Technology, Inc.	6,690	317,273
Rubicon Technology, Inc. (a)	38,456	93,448
Skyworks Solutions, Inc.	4,800	499,680
Texas Instruments, Inc.	41,205	2,122,470
Ultratech, Inc. (a)	14,548	270,011

		$7,440,994

Energy – Independent – 4.7%
Anadarko Petroleum Corp.	11,778	$919,391
Concho Resources, Inc. (a)	2,732	311,066
Energen Corp.	2,358	161,051
EOG Resources, Inc.	10,834	948,517
Goodrich Petroleum Corp. (a)	22,005	40,929
Hess Corp.	54,194	3,624,495
Memorial Resource Development Corp. (a)	22,527	427,337
Noble Energy, Inc.	9,300	396,924
Parsley Energy, Inc., “A” (a)	9,035	157,390
PDC Energy, Inc. (a)	1,578	84,644
Pioneer Natural Resources Co.	3,128	433,822
Rice Energy, Inc. (a)	7,558	157,433
Valero Energy Corp.	46,276	2,896,878

		$10,559,877

Energy – Integrated – 0.5%
Chevron Corp.	11,348	$1,094,742

Food & Beverages – 2.9%
Coca-Cola Co.	54,069	$2,121,127
General Mills, Inc.	17,627	982,176
Mead Johnson Nutrition Co., “A”	7,710	695,596
Mondelez International, Inc.	32,887	1,352,971
Snyders-Lance, Inc.	14,892	480,565
WhiteWave Foods Co., “A” (a)	19,795	967,580

		$6,600,015

Food & Drug Stores – 1.3%
CVS Health Corp.	25,838	$2,709,889
Fairway Group Holdings Corp. (a)	60,699	216,088

		$2,925,977

Gaming & Lodging – 0.6%
La Quinta Holdings, Inc. (a)	17,722	$404,948
Wynn Resorts Ltd.	9,744	961,440

		$1,366,388

General Merchandise – 1.6%
Dollar Tree, Inc. (a)	12,113	$956,806
Five Below, Inc. (a)	28,730	1,135,697
Kohl’s Corp.	10,661	667,485

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
General Merchandise – continued
Target Corp.	11,150	$910,175

		$3,670,163

Health Maintenance Organizations – 1.3%
Cigna Corp.	5,896	$955,152
UnitedHealth Group, Inc.	16,677	2,034,594

		$2,989,746

Insurance – 2.8%
American International Group, Inc. (s)	63,903	$3,950,483
MetLife, Inc.	42,030	2,353,260

		$6,303,743

Internet – 2.8%
Facebook, Inc., “A “ (a)	13,365	$1,146,249
Google, Inc., “A” (a)	4,600	2,484,184
Google, Inc., “C” (a)	3,088	1,607,335
LinkedIn Corp., “A” (a)	4,656	962,069

		$6,199,837

Machinery & Tools – 1.7%
Colfax Corp. (a)	16,570	$764,706
IPG Photonics Corp. (a)	8,517	725,435
Joy Global, Inc.	8,971	324,750
Roper Technologies, Inc.	12,254	2,113,325

		$3,928,216

Major Banks – 4.4%
Goldman Sachs Group, Inc.	10,418	$2,175,174
JPMorgan Chase & Co. (s)	60,696	4,112,761
Wells Fargo & Co.	64,471	3,625,849

		$9,913,784

Medical & Health Technology & Services – 1.8%
Cerner Corp. (a)	4,716	$325,687
Express Scripts Holding Co. (a)	5,638	501,444
HCA Holdings, Inc. (a)	6,357	576,707
Healthcare Services Group, Inc.	12,070	398,914
Henry Schein, Inc. (a)	2,907	413,143
McKesson Corp.	5,441	1,223,191
MedAssets, Inc. (a)	11,628	256,514
Universal Health Services, Inc.	2,834	402,711

		$4,098,311

Medical Equipment – 4.2%
Abbott Laboratories	37,255	$1,828,475
AtriCure, Inc. (a)	8,435	207,838
Cepheid, Inc. (a)	3,997	244,417
Cooper Cos., Inc.	5,691	1,012,827
DexCom, Inc. (a)	4,183	334,556
Insulet Corp. (a)	7,518	232,945
Medtronic PLC	31,485	2,333,039
OraSure Technologies, Inc. (a)	36,090	194,525
STERIS Corp.	2,532	163,162
Stryker Corp.	20,670	1,975,432
TearLab Corp. (a)	47,369	95,685

5

MFS Core Equity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Medical Equipment – continued
Thermo Fisher Scientific, Inc.	6,503	$843,829

		$9,466,730

Metals & Mining – 0.3%
First Quantum Minerals Ltd.	20,619	$269,582
Lundin Mining Corp. (a)	86,885	356,862

		$626,444

Natural Gas – Distribution – 0.3%
NorthWestern Corp.	13,627	$664,316

Natural Gas – Pipeline – 0.5%
EQT GP Holdings LP (a)	4,221	$143,472
Plains GP Holdings LP	15,917	411,295
Williams Partners LP	13,533	655,403

		$1,210,170

Network & Telecom – 1.0%
Cisco Systems, Inc.	69,568	$1,910,337
Ixia (a)	29,371	365,375

		$2,275,712

Oil Services – 1.3%
Forum Energy Technologies, Inc. (a)	7,760	$157,373
Halliburton Co.	10,664	459,298
Oil States International, Inc. (a)	3,319	123,566
Schlumberger Ltd.	22,864	1,970,648
Tesco Corp.	14,342	156,328

		$2,867,213

Other Banks & Diversified Financials – 5.4%
American Express Co.	37,298	$2,898,801
BB&T Corp.	22,093	890,569
Discover Financial Services	41,367	2,383,567
EuroDekania Ltd.	151,350	65,173
Fifth Third Bancorp	75,924	1,580,738
PrivateBancorp, Inc.	21,684	863,457
Texas Capital Bancshares, Inc. (a)	18,853	1,173,411
Visa, Inc., “A”	34,524	2,318,287

		$12,174,003

Pharmaceuticals – 5.6%
Allergan PLC (a)	11,103	$3,369,316
Bristol-Myers Squibb Co.	34,594	2,301,885
Eli Lilly & Co.	33,232	2,774,540
Merck & Co., Inc.	33,038	1,880,853
Valeant Pharmaceuticals International, Inc. (a)	9,889	2,196,841

		$12,523,435

Railroad & Shipping – 1.2%
Canadian Pacific Railway Ltd.	7,099	$1,137,473
Union Pacific Corp.	16,882	1,610,036

		$2,747,509

Real Estate – 3.3%
Equity Lifestyle Properties, Inc., REIT	17,924	$942,444
Gramercy Property Trust, Inc., REIT	26,942	629,635

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Real Estate – continued
Medical Properties Trust, Inc., REIT	89,091	$1,167,983
Mid-America Apartment Communities, Inc., REIT	20,126	1,465,374
Plum Creek Timber Co. Inc., REIT	31,593	1,281,728
Tanger Factory Outlet Centers, Inc., REIT	44,595	1,413,662
WP GLIMCHER, Inc., REIT	33,778	457,016

		$7,357,842

Restaurants – 1.1%
Aramark	29,074	$900,422
Chuy’s Holdings, Inc. (a)	4,522	121,144
Domino’s Pizza, Inc.	3,690	418,446
YUM! Brands, Inc.	12,530	1,128,702

		$2,568,714

Specialty Chemicals – 1.7%
Albemarle Corp.	21,799	$1,204,831
Amira Nature Foods Ltd. (a)(l)	11,781	135,364
Ecolab, Inc.	13,906	1,572,351
W.R. Grace & Co. (a)	8,437	846,231

		$3,758,777

Specialty Stores – 3.2%
American Eagle Outfitters, Inc.	33,719	$580,641
AutoZone, Inc. (a)	1,969	1,313,126
Burlington Stores, Inc. (a)	11,139	570,317
Cabela’s, Inc. (a)	9,833	491,453
Dick’s Sporting Goods, Inc.	14,496	750,458
Gap, Inc.	15,875	605,949
Lumber Liquidators Holdings, Inc. (a)(l)	5,679	117,612
Ross Stores, Inc.	18,280	888,591
Sally Beauty Holdings, Inc. (a)	28,594	902,999
Urban Outfitters, Inc. (a)	29,468	1,031,380

		$7,252,526

Telecommunications – Wireless – 1.5%
American Tower Corp., REIT	30,049	$2,803,271
SBA Communications Corp. (a)	4,412	507,248

		$3,310,519

Telephone Services – 0.8%
Verizon Communications, Inc.	39,644	$1,847,807

Tobacco – 1.0%
Altria Group, Inc.	22,076	$1,079,737
Philip Morris International, Inc.	7,822	627,090
Reynolds American, Inc.	7,559	564,355

		$2,271,182

Trucking – 0.7%
FedEx Corp.	2,667	$454,457
Swift Transportation Co. (a)	46,822	1,061,455

		$1,515,912

Utilities – Electric Power – 2.3%
American Electric Power Co., Inc.	14,599	$773,309
Calpine Corp. (a)	25,390	456,766

6

MFS Core Equity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Utilities – Electric Power – continued
CMS Energy Corp.	26,053	$829,528
Dominion Resources, Inc.	7,806	521,987
Edison International	11,926	662,847
Exelon Corp.	20,301	637,857
NextEra Energy, Inc.	6,747	661,408
NRG Energy, Inc.	14,391	329,266
Pattern Energy Group, Inc.	14,499	411,482

		$5,284,450

Total Common Stocks (Identified Cost, $179,721,960)		$222,923,285

CONVERTIBLE PREFERRED STOCKS – 0.3%
Telephone Services – 0.3%
Frontier Communications Corp., 11.125% (Identified Cost, $541,050) (a)	5,382	$537,662

MONEY MARKET FUNDS – 0.1%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)	243,761	$243,761

COLLATERAL FOR SECURITIES LOANED – 0.3%
Navigator Securities Lending Prime Portfolio, 0.19%, at Cost and Net Asset Value (j)	716,132	$716,132

Total Investments (Identified Cost, $181,222,903)		$224,420,840

SECURITIES SOLD SHORT – (0.4)%
Gaming & Lodging – (0.1)%
Marriott International, Inc., “A”	(2,417)	$(179,801)

Issuer	Shares/Par	Value ($)

SECURITIES SOLD SHORT – continued
Telecommunications – Wireless – (0.1)%
Crown Castle International Corp., REIT	(4,189)	$(336,377)

Trucking – (0.2)%
United Parcel Service, Inc., “B”	(4,754)	$(460,710)

Total Securities Sold Short (Proceeds Received, $964,806)		$(976,888)

OTHER ASSETS, LESS LIABILITIES – 0.8%		1,730,204

NET ASSETS – 100.0%		$225,174,156

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

At June 30, 2015, the fund had cash collateral of $2,310 and other liquid securities with an aggregate value of $1,700,308 to cover any commitments for securities sold short. Cash collateral is comprised of “Deposits with brokers” in the Statement of Assets and Liabilities.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

7

MFS Core Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/15
Assets
Investments
Non-affiliated issuers, at value (identified cost, $180,979,142)	$224,177,079
Underlying affiliated funds, at cost and value	243,761
Total investments, at value, including $705,802 of securities on loan (identified cost, $181,222,903)	$224,420,840
Deposits with brokers	2,310
Receivables for
Investments sold	2,624,943
Fund shares sold	238,434
Interest and dividends	230,909
Other assets	886
Total assets		$227,518,322
Liabilities
Payables for
Securities sold short, at value (proceeds received, $964,806)	$976,888
Investments purchased	455,160
Fund shares reacquired	112,529
Collateral for securities loaned, at value	716,132
Payable to affiliates
Investment adviser	8,073
Shareholder servicing costs	30
Distribution and/or service fees	695
Payable for independent Trustees’ compensation	40
Accrued expenses and other liabilities	74,619
Total liabilities		$2,344,166
Net assets		$225,174,156
Net assets consist of
Paid-in capital	$152,483,414
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	43,185,846
Accumulated net realized gain (loss) on investments and foreign currency	27,758,748
Undistributed net investment income	1,746,148
Net assets		$225,174,156
Shares of beneficial interest outstanding		9,310,937

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$174,541,828	7,201,859	$24.24
Service Class	50,632,328	2,109,078	24.01

See Notes to Financial Statements

8

MFS Core Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/15
Net investment income
Income
Dividends	$1,525,232
Interest	18,468
Dividends from underlying affiliated funds	796
Foreign taxes withheld	(2,803)
Total investment income		$1,541,693
Expenses
Management fee	$738,640
Distribution and/or service fees	61,875
Shareholder servicing costs	2,665
Administrative services fee	20,255
Independent Trustees’ compensation	2,418
Custodian fee	14,085
Shareholder communications	8,184
Audit and tax fees	27,513
Legal fees	6,415
Dividend and interest expense on securities sold short	10,707
Miscellaneous	7,293
Total expenses		$900,050
Fees paid indirectly	(7)
Reduction of expenses by investment adviser	(6,577)
Net expenses		$893,466
Net investment income		$648,227
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$11,421,686
Securities sold short	(46,490)
Foreign currency	(436)
Net realized gain (loss) on investments and foreign currency		$11,374,760
Change in unrealized appreciation (depreciation)
Investments	$(5,479,670)
Securities sold short	41,049
Translation of assets and liabilities in foreign currencies	(9)
Net unrealized gain (loss) on investments and foreign currency translation		$(5,438,630)
Net realized and unrealized gain (loss) on investments and foreign currency		$5,936,130
Change in net assets from operations		$6,584,357

See Notes to Financial Statements

9

MFS Core Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/15 (unaudited	)	Year ended 12/31/14
Change in net assets
From operations
Net investment income	$648,227		$1,098,096
Net realized gain (loss) on investments and foreign currency	11,374,760		16,480,956
Net unrealized gain (loss) on investments and foreign currency translation	(5,438,630)		(53,240)
Change in net assets from operations	$6,584,357		$17,525,812
Distributions declared to shareholders
From net investment income	$—		$(1,201,680)
From net realized gain on investments	—		(2,447,779)
Total distributions declared to shareholders	$—		$(3,649,459)
Change in net assets from fund share transactions	$53,950,735		$(16,674,844)
Total change in net assets	$60,535,092		$(2,798,491)
Net assets
At beginning of period	164,639,064		167,437,555
At end of period (including undistributed net investment income of $1,746,148 and $1,097,921, respectively)	$225,174,156		$164,639,064

See Notes to Financial Statements

10

MFS Core Equity Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/15		Years ended 12/31
			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$23.40		$21.49	$16.12	$13.95	$14.23	$12.27
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.16	$0.16	$0.17	$0.11	$0.12
Net realized and unrealized gain (loss) on investments and foreign currency	0.75		2.27	5.40	2.12	(0.25)	1.98
Total from investment operations	$0.84		$2.43	$5.56	$2.29	$(0.14)	$2.10
Less distributions declared to shareholders
From net investment income	$—		$(0.18)	$(0.19)	$(0.12)	$(0.14)	$(0.14)
From net realized gain on investments	—		(0.34)	—	—	—	—
Total distributions declared to shareholders	$—		$(0.52)	$(0.19)	$(0.12)	$(0.14)	$(0.14)
Net asset value, end of period (x)	$24.24		$23.40	$21.49	$16.12	$13.95	$14.23
Total return (%) (k)(r)(s)(x)	3.59	(n)	11.38	34.62	16.46	(0.94)	17.22
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.85	(a)	0.85	0.85	0.85	0.88	0.90
Expenses after expense reductions (f)	0.84	(a)	0.84	0.85	0.85	0.87	0.86
Net investment income	0.72	(a)	0.74	0.85	1.10	0.75	0.98
Portfolio turnover	29	(n)	48	55	63	65	69
Net assets at end of period (000 omitted)	$174,542		$115,826	$117,044	$97,349	$96,375	$112,121
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	0.83	(a)	0.84	0.84	0.85	0.87	0.85

See Notes to Financial Statements

11

MFS Core Equity Portfolio

Financial Highlights – continued

Service Class	Six months ended 6/30/15		Years ended 12/31
			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$23.20		$21.32	$16.00	$13.84	$14.13	$12.19
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.11	$0.11	$0.13	$0.07	$0.09
Net realized and unrealized gain (loss) on investments and foreign currency	0.75		2.24	5.36	2.11	(0.25)	1.97
Total from investment operations	$0.81		$2.35	$5.47	$2.24	$(0.18)	$2.06
Less distributions declared to shareholders
From net investment income	$—		$(0.13)	$(0.15)	$(0.08)	$(0.11)	$(0.12)
From net realized gain on investments	—		(0.34)	—	—	—	—
Total distributions declared to shareholders	$—		$(0.47)	$(0.15)	$(0.08)	$(0.11)	$(0.12)
Net asset value, end of period (x)	$24.01		$23.20	$21.32	$16.00	$13.84	$14.13
Total return (%) (k)(r)(s)(x)	3.49	(n)	11.07	34.28	16.24	(1.25)	16.95
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.10	(a)	1.10	1.10	1.10	1.13	1.15
Expenses after expense reductions (f)	1.09	(a)	1.09	1.10	1.10	1.12	1.11
Net investment income	0.48	(a)	0.49	0.60	0.85	0.51	0.73
Portfolio turnover	29	(n)	48	55	63	65	69
Net assets at end of period (000 omitted)	$50,632		$48,813	$50,394	$41,707	$37,337	$35,819
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.08	(a)	1.09	1.09	1.10	1.12	1.10

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

12

MFS Core Equity Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Core Equity Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be

13

MFS Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$217,643,120	$—	$—	$217,643,120
Canada	4,678,248	—	—	4,678,248
Hong Kong	939,042	—	—	939,042
United Arab Emirates	135,364	—	—	135,364
Cayman Islands	—	—	65,173	65,173
Mutual Funds	959,893	—	—	959,893
Total Investments	$224,355,667	$—	$65,173	$224,420,840
Short Sales	$(976,888)	$—	$—	$(976,888)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/14	$54,741
Change in unrealized appreciation (depreciation)	(11,452)
Acquired in merger	21,884
Balance as of 6/30/15	$65,173

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at June 30, 2015 is $(11,452). At June 30, 2015, the fund held one level 3 security.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Short Sales – The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended June 30, 2015, this expense amounted to $10,707. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short.

14

MFS Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan with a fair value of $705,802 and a related liability of $716,132 for cash collateral received on securities loaned, both of which are presented gross in the Statement of Assets and Liabilities. The collateral received on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended June 30, 2015, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

15

MFS Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/14
Ordinary income (including any short-term capital gains)	$1,201,680
Long-term capital gains	2,447,779
Total distributions	$3,649,459

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/15
Cost of investments	$181,400,336
Gross appreciation	50,201,405
Gross depreciation	(7,180,901)
Net unrealized appreciation (depreciation)	$43,020,504

As of 12/31/14
Undistributed ordinary income	4,880,824
Undistributed long-term capital gain	12,801,638
Other temporary differences	(76,251)
Net unrealized appreciation (depreciation)	37,170,827

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/15	Year ended 12/31/14	Six months ended 6/30/15	Year ended 12/31/14
Initial Class	$—	$921,244	$—	$1,709,770
Service Class	—	280,436	—	738,009
Total	$—	$1,201,680	$—	$2,447,779

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.65%

The investment adviser has agreed in writing to reduce its management fee to 0.60% of average daily net assets in excess of $2.5 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2017. For the six months ended June 30, 2015, the fund’s average daily net assets did not exceed $2.5 billion and therefore, the management fee was not reduced in accordance with this agreement. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2015, this management fee reduction amounted to $6,577, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2015 was equivalent to an annual effective rate of 0.74% of the fund’s average daily net assets.

Effective March 28, 2015, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as short sale dividend and interest expenses incurred in connection with the fund’s investment activity), such that total annual operating expenses do not exceed 0.84% of average daily net assets for the Initial Class shares and 1.09% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2017. For the period from March 28, 2015 through June 30, 2015, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

16

MFS Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2015, the fee was $2,652, which equated to 0.0027% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2015, these costs amounted to $13.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2015 was equivalent to an annual effective rate of 0.0206% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2015, the fee paid by the fund under this agreement was $226 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2015, purchases and sales of investments, other than short-term obligations, aggregated $54,395,134 and $65,752,545, respectively. Purchases exclude the value of securities acquired in connection with the MFS Core Equity Series merger. (See Note 8.)

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	155,568	$3,736,930	174,011	$3,827,167
Service Class	91,960	2,200,197	251,018	5,503,108
	247,528	$5,937,127	425,029	$9,330,275
Shares issued in connection with acquisition of MFS Core Equity Series
Initial Class	2,543,983	$60,953,837
Service Class	168,899	4,011,358
	2,712,882	$64,965,195
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	115,548	$2,631,014
Service Class	—	—	45,064	1,018,445
	—	$—	160,612	$3,649,459

17

MFS Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Shares reacquired
Initial Class	(448,057)	$(10,842,122)	(785,003)	$(17,414,315)
Service Class	(255,732)	(6,109,465)	(555,931)	(12,240,263)
	(703,789)	$(16,951,587)	(1,340,934)	$(29,654,578)
Net change
Initial Class	2,251,494	$53,848,645	(495,444)	$(10,956,134)
Service Class	5,127	102,090	(259,849)	(5,718,710)
	2,256,621	$53,950,735	(755,293)	$(16,674,844)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2015, the fund’s commitment fee and interest expense were $293 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,418,386	19,196,508	(21,371,133)	243,761

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$796	$243,761

(8)	Acquisitions

At close of business on March 27, 2015, the fund with net assets of approximately $164,864,316, acquired all of the assets and liabilities of MFS Core Equity Series, a series of MFS Variable Insurance Trust. The purpose of the transaction was to provide shareholders of MFS Core Equity Series the opportunity to participate in a larger combined portfolio with an identical investment objective, investment policies and strategies. The acquisition was accomplished by a tax-free exchange of approximately 2,712,882 shares of the fund (valued at approximately $64,965,195) for all of the assets and liabilities of MFS Core Equity Series. MFS Core Equity Series then distributed the shares of the fund that MFS Core Equity Series received from the fund to its shareholders. MFS Core Equity Series’ investments on that date were valued at approximately $67,331,560 with a cost basis of approximately $56,001,514. For financial reporting purposes, assets received and shares issued by the fund were recorded at fair value; however, the cost basis of the investments received from MFS Core Equity Series were carried forward to align ongoing reporting of the fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of MFS Core Equity Series that have been included in the fund’s Statement of Operations since March 27, 2015.

Assuming the acquisition had been completed on January 1, 2015, the fund’s pro forma results of operations for the six months ended June 30, 2015 are as follows:

Net investment income	$778,016
Net realized and unrealized gain (loss) on investments and foreign currency	7,428,561
Change in net assets from operations	$8,206,577

18

MFS Core Equity Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products” section of mfs.com.

19

SEMIANNUAL REPORT

June 30, 2015

MFS® EMERGING MARKETS EQUITY PORTFOLIO

MFS® Variable Insurance Trust II

FCE-SEM

MFS® EMERGING MARKETS EQUITY PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Emerging Markets Equity Portfolio

LETTER FROM THE CHAIRMAN

Dear Contract Owners:

The U.S. economy stumbled slightly in the first quarter of 2015, held back by a strong dollar, weak overseas demand and harsh winter weather that hurt domestic consumption. However, growth resumed in the second quarter.

Other major economies and regions have struggled, leading central banks to step up their efforts to stimulate economic growth. The European Central Bank’s quantitative easing program has begun to make an impact. However, risks associated with a potential Greek debt default and potential eurozone exit have weighed on business and investor confidence.

Despite the People’s Bank of China’s targeted stimulative actions, China’s economic growth rate has continued to decelerate to multidecade lows, and Chinese equity markets are beginning to show signs of strain.

The world’s financial markets have become increasingly complex in recent years. Now, more than ever, it is important to understand companies on a global basis. At MFS®, we believe our integrated research platform, collaborative culture, active risk management process and long-term focus give us a research advantage.

As investors, we aim to add long-term value. We believe this approach will serve you well as you work with your financial advisor to reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

August 14, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Emerging Markets Equity Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	5.7%
Naspers Ltd.	4.4%
Samsung Electronics Co. Ltd.	4.0%
China Construction Bank	3.5%
Housing Development Finance Corp. Ltd.	3.3%
Cognizant Technology Solutions Corp., “A”	2.3%
LG Household & Health Care Ltd.	2.0%
Techtronic Industries Co. Ltd.	1.9%
Cathay Financial Holding Co. Ltd.	1.9%
Guangzhou Automobile Group Co. Ltd., “H”	1.8%

Equity sectors
Financial Services	30.9%
Technology	15.3%
Consumer Staples	10.3%
Retailing	9.5%
Autos & Housing	6.3%
Energy	5.2%
Leisure	5.2%
Utilities & Communications	4.3%
Special Products & Services	4.0%
Basic Materials	3.4%
Health Care	1.9%
Transportation	1.6%
Industrial Goods & Services	1.0%

Issuer country weightings (x)
China	14.8%
South Korea	11.2%
Taiwan	10.9%
Hong Kong	9.7%
South Africa	8.6%
India	8.3%
Brazil	5.7%
Mexico	5.4%
United States	4.6%
Other Countries	20.8%

Currency exposure weightings (y)
Hong Kong Dollar	22.8%
South Korean Won	11.2%
Taiwan Dollar	10.9%
South African Rand	8.6%
Indian Rupee	8.3%
United States Dollar	6.9%
Brazilian Real	5.7%
Mexican Peso	5.4%
Russian Ruble	3.5%
Other Currencies	16.7%

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Other.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and the Notes to Financial Statements for additional information related to certain risks associated with assets included in “Other”.

Percentages are based on net assets as of 6/30/15.

The portfolio is actively managed and current holdings may be different.

2

MFS Emerging Markets Equity Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2015 through June 30, 2015

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2015 through June 30, 2015.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/15	Ending Account Value 6/30/15	Expenses Paid During Period (p) 1/01/15-6/30/15
Initial Class	Actual	1.40%	$1,000.00	$1,004.46	$6.96
	Hypothetical (h)	1.40%	$1,000.00	$1,017.85	$7.00
Service Class	Actual	1.65%	$1,000.00	$1,003.78	$8.20
	Hypothetical (h)	1.65%	$1,000.00	$1,016.61	$8.25

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

MFS Emerging Markets Equity Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 97.7%
Airlines – 0.2%
Copa Holdings S.A., “A”	1,759	$145,276

Alcoholic Beverages – 2.9%
AmBev S.A., ADR	114,622	$699,194
SABMiller PLC	20,357	1,056,815

		$1,756,009

Apparel Manufacturers – 3.3%
Belle International Holdings Ltd.	187,000	$215,429
Global Brands Group Holding Ltd. (a)	2,454,000	516,028
Samsonite International S.A.	133,800	462,597
Stella International Holdings	318,000	758,945

		$1,952,999

Automotive – 3.8%
Bajaj Auto Ltd.	5,523	$220,465
Guangzhou Automobile Group Co. Ltd., “H”	1,190,000	1,102,257
Kia Motors Corp.	24,139	980,319

		$2,303,041

Brokerage & Asset Managers – 0.8%
BM&F Bovespa S.A.	66,788	$251,763
Bolsa Mexicana de Valores S.A. de C.V.	128,484	222,185

		$473,948

Business Services – 2.3%
Cognizant Technology Solutions Corp., “A” (a)	22,940	$1,401,405

Cable TV – 4.5%
Astro Malaysia Holdings Berhad	99,800	$81,469
Naspers Ltd.	16,907	2,633,467

		$2,714,936

Computer Software – Systems – 1.2%
EPAM Systems, Inc. (a)	10,001	$712,371

Conglomerates – 0.8%
First Pacific Co. Ltd.	567,400	$478,717

Construction – 2.5%
Cemex S.A.B. de C.V., ADR (a)	35,642	$326,481
Techtronic Industries Co. Ltd.	357,500	1,171,443

		$1,497,924

Consumer Products – 3.3%
Dabur India Ltd.	180,363	$793,337
LG Household & Health Care Ltd.	1,755	1,217,778

		$2,011,115

Consumer Services – 0.8%
Estacio Participacoes S.A.	56,153	$325,095
Localiza Rent a Car S.A.	16,524	163,109

		$488,204

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electronics – 11.3%
Largan Precision Co. Ltd.	2,000	$228,492
MediaTek, Inc.	56,000	765,917
Samsung Electronics Co. Ltd.	2,092	2,378,104
Taiwan Semiconductor Manufacturing Co. Ltd.	749,258	3,411,844

		$6,784,357

Energy – Independent – 3.3%
China Shenhua Energy Co. Ltd.	315,000	$718,463
Coal India Ltd.	43,832	289,953
Gran Tierra Energy, Inc. (a)	138,041	413,349
INPEX Corp.	47,900	544,616

		$1,966,381

Energy – Integrated – 1.2%
NovaTek OAO, GDR	7,125	$725,325

Engineering – Construction – 0.5%
Mills Estruturas e Servicos de Engenharia S.A. (a)	63,239	$137,295
Promotora y Operadora de Infraestructura S.A.B. de C.V. (a)	15,453	165,546

		$302,841

Food & Beverages – 3.7%
AVI Ltd.	97,981	$656,777
BRF S.A.	9,954	210,279
Grupo Lala S.A.B. de C.V.	93,941	195,981
M. Dias Branco S.A. Industria e Comercio de Alimentos	7,818	206,193
Universal Robina Corp.	17,968	77,307
Want Want China Holdings Ltd.	818,000	865,324

		$2,211,861

Food & Drug Stores – 3.8%
Clicks Group Ltd.	75,756	$560,418
Dairy Farm International Holdings Ltd.	36,900	319,554
E-Mart Co. Ltd.	1,221	252,858
Magnit OJSC (a)	4,114	849,787
Wumart Stores, Inc., “H”	393,000	278,847

		$2,261,464

Forest & Paper Products – 0.5%
Fibria Celulose S.A.	21,336	$291,105

Gaming & Lodging – 0.4%
Sands China Ltd.	69,600	$234,348

General Merchandise – 2.4%
S.A.C.I. Falabella	62,109	$433,799
Walmart de Mexico S.A.B. de C.V.	178,771	434,828
Woolworths Ltd.	73,648	596,884

		$1,465,511

4

MFS Emerging Markets Equity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Health Maintenance Organizations – 0.9%
OdontoPrev S.A.	54,906	$190,372
Qualicorp S.A.	50,394	319,471

		$509,843

Insurance – 5.3%
BB Seguridade Participacoes S.A.	23,350	$256,098
Brasil Insurance Participacoes e Administracao S.A.	81,411	32,993
Cathay Financial Holding Co. Ltd.	645,900	1,128,328
China Pacific Insurance Co. Ltd.	228,000	1,094,181
Samsung Fire & Marine Insurance Co. Ltd.	2,544	670,524

		$3,182,124

Internet – 2.8%
51job, Inc., ADR (a)	13,380	$444,751
Alibaba Group Holding Ltd., ADR (a)	9,614	790,944
NAVER Corp.	835	474,598

		$1,710,293

Machinery & Tools – 0.5%
Glory Ltd.	5,000	$148,098
TK Corp. (a)	18,570	169,809

		$317,907

Major Banks – 2.4%
BOC Hong Kong Holdings Ltd.	213,500	$889,635
Standard Chartered PLC	34,393	558,608

		$1,448,243

Medical Equipment – 0.2%
Top Glove Corp.	56,700	$99,935

Metals & Mining – 1.2%
Gerdau S.A., ADR	48,766	$117,526
Grupo Mexico S.A.B. de C.V., “B”	121,951	367,618
Iluka Resources Ltd.	41,894	248,243

		$733,387

Natural Gas – Distribution – 1.3%
China Resources Gas Group Ltd.	260,000	$771,459

Oil Services – 0.8%
Lamprell PLC (a)	190,074	$450,967

Other Banks & Diversified Financials – 18.6%
Banco De Oro Unibank, Inc.	123,260	$296,327
Banco Santander Chile, ADR	7,311	148,048
Bancolombia S.A., ADR	8,415	361,845
Bangkok Bank Public Co. Ltd.	102,800	543,287
China Construction Bank	2,294,670	2,095,873
Credicorp Ltd.	3,412	473,995
E.Sun Financial Holding Co. Ltd.	1,564,191	1,044,332
Grupo Financiero Banorte S.A. de C.V.	80,094	439,466
Grupo Financiero Inbursa S.A. de C.V.	74,087	167,901
Housing Development Finance Corp. Ltd.	97,647	1,987,978
Kasikornbank PLC, NVDR	120,500	674,291
Komercni Banka A.S.	1,706	378,183
Kotak Mahindra Bank Ltd.	24,694	537,389

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Other Banks & Diversified Financials – continued
Public Bank Berhad	77,300	$383,529
Sberbank of Russia	389,037	510,045
Shriram Transport Finance Co. Ltd.	24,698	331,007
Turkiye Garanti Bankasi A.S.	185,662	579,133
Turkiye Sinai Kalkinma Bankasi A.S.	329,419	208,952

		$11,161,581

Pharmaceuticals – 0.9%
Genomma Lab Internacional S.A., “B” (a)	233,409	$232,407
Sun Pharmaceutical Industries Ltd.	22,876	314,186

		$546,593

Railroad & Shipping – 0.9%
Diana Shipping, Inc. (a)	53,749	$378,930
Pacific Basin Shipping Ltd.	546,360	183,963

		$562,893

Real Estate – 2.6%
Concentradora Fibra Danhos S.A. de C.V., REIT	98,171	$231,226
Concentradora Fibra Hotelera Mexicana S.A. de C.V., REIT	192,351	209,392
Emaar Malls Group PJSC (a)	15,538	14,130
Hang Lung Properties Ltd.	272,000	808,819
Iguatemi Empresa de Shopping Centers S.A.	7,839	61,999
Prologis Property Mexico S.A. de C.V., REIT	144,839	243,188

		$1,568,754

Restaurants – 0.2%
Ajisen China Holdings Ltd.	258,000	$138,127

Specialty Chemicals – 1.7%
LG Chemical Ltd.	2,475	$617,946
PTT Global Chemical PLC	196,200	402,269

		$1,020,215

Telecommunications – Wireless – 1.3%
China Mobile Ltd.	30,000	$384,117
MTN Group Ltd.	22,403	421,230

		$805,347

Telephone Services – 0.6%
Hellenic Telecommunications Organization S.A.	29,323	$246,313
PT XL Axiata Tbk (a)	465,000	128,522

		$374,835

Tobacco – 0.4%
ITC Ltd.	9,081	$44,944
PT Gudang Garam Tbk	54,500	184,358

		$229,302

Trucking – 0.5%
Imperial Holdings	17,742	$270,520

5

MFS Emerging Markets Equity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer			Shares/Par	Value ($)

COMMON STOCKS – continued
Utilities – Electric Power – 1.1%
Alupar Investimento S.A., IEU			30,261	$161,860
CESC Ltd.			55,269	484,949

				$646,809

Total Common Stocks (Identified Cost, $51,529,949)				$58,728,272

	Strike Price	First Exercise
WARRANTS – 1.2%
Gaming & Lodging – 0.0%
Minor International PLC (1 share for 1 warrant) (a)	THB40	2/25/15	43,301	$5,179

Other Banks & Diversified Financials – 1.2%
Merrill Lynch International & Co. First Gulf Bank – Zero Strike Warrant (1 share for 1 warrant) (a)(n)		8/14/15	76,504	$314,431
Deutsche Bank AG (Union National Bank – Zero Strike Warrant (1 share for 1 warrant) (a)(n)		5/15/17	217,811	403,255

Total Warrants (Identified Cost, $689,036)				$722,865

Issuer	Shares/Par	Value ($)

MONEY MARKET FUNDS – 0.7%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)	428,700	$428,700

Total Investments (Identified Cost, $52,647,685)		$59,879,837

OTHER ASSETS, LESS LIABILITIES – 0.4%		249,619

NET ASSETS – 100.0%		$60,129,456

(a)	Non-income producing security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $717,686, representing 1.2% of net assets.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

IEU	International Equity Unit

NVDR	Non-Voting Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

6

MFS Emerging Markets Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/15
Assets
Investments
Non-affiliated issuers, at value (identified cost, $52,218,985)	$59,451,137
Underlying affiliated funds, at cost and value	428,700
Total investments, at value (identified cost, $52,647,685)	$59,879,837
Foreign currency, at value (identified cost, $66,725)	66,624
Receivables for
Investments sold	459,001
Fund shares sold	2,881
Dividends	315,513
Receivable from investment adviser	2,105
Other assets	483
Total assets		$60,726,444
Liabilities
Payables for
Investments purchased	$395,584
Fund shares reacquired	77,707
Payable to affiliates
Shareholder servicing costs	49
Distribution and/or service fees	391
Payable for independent Trustees’ compensation	86
Deferred country tax expense payable	39,431
Accrued expenses and other liabilities	83,740
Total liabilities		$596,988
Net assets		$60,129,456
Net assets consist of
Paid-in capital	$54,732,052
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $39,140 deferred country tax)	7,192,721
Accumulated net realized gain (loss) on investments and foreign currency	(2,579,713)
Undistributed net investment income	784,396
Net assets		$60,129,456
Shares of beneficial interest outstanding		4,483,063

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$31,596,587	2,336,286	$13.52
Service Class	28,532,869	2,146,777	13.29

See Notes to Financial Statements

7

MFS Emerging Markets Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/15
Net investment income
Income
Dividends	$890,661
Interest	391
Dividends from underlying affiliated funds	262
Foreign taxes withheld	(86,803)
Total investment income		$804,511
Expenses
Management fee	$332,690
Distribution and/or service fees	37,896
Shareholder servicing costs	5,008
Administrative services fee	9,768
Independent Trustees’ compensation	1,393
Custodian fee	85,547
Shareholder communications	7,047
Audit and tax fees	44,418
Legal fees	295
Miscellaneous	4,865
Total expenses		$528,927
Fees paid indirectly	(3)
Reduction of expenses by investment adviser	(47,227)
Net expenses		$481,697
Net investment income		$322,814
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments (net of $58,815 country tax)	$(201,051)
Foreign currency	(8,299)
Net realized gain (loss) on investments and foreign currency		$(209,350)
Change in unrealized appreciation (depreciation)
Investments (net of $76,584 decrease in deferred country tax)	$246,373
Translation of assets and liabilities in foreign currencies	721
Net unrealized gain (loss) on investments and foreign currency translation		$247,094
Net realized and unrealized gain (loss) on investments and foreign currency		$37,744
Change in net assets from operations		$360,558

See Notes to Financial Statements

8

MFS Emerging Markets Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/15 (unaudited )	Year ended 12/31/14
Change in net assets
From operations
Net investment income	$322,814	$622,108
Net realized gain (loss) on investments and foreign currency	(209,350)	322,008
Net unrealized gain (loss) on investments and foreign currency translation	247,094	(5,550,651)
Change in net assets from operations	$360,558	$(4,606,535)
Distributions declared to shareholders
From net investment income	$—	$(417,083)
Change in net assets from fund share transactions	$(5,402,368)	$(14,715,552)
Total change in net assets	$(5,041,810)	$(19,739,170)
Net assets
At beginning of period	65,171,266	84,910,436
At end of period (including undistributed net investment income of $784,396 and $461,582, respectively)	$60,129,456	$65,171,266

See Notes to Financial Statements

9

MFS Emerging Markets Equity Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/15		Years ended 12/31
			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$13.46		$14.51	$15.56	$13.84	$17.88	$14.54
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.13	$0.12	$0.18	$0.21	$0.13
Net realized and unrealized gain (loss) on investments and foreign currency	(0.02	)(g)	(1.08)	(0.93)	2.35	(3.46)	3.31
Total from investment operations	$0.06		$(0.95)	$(0.81)	$2.53	$(3.25)	$3.44
Less distributions declared to shareholders
From net investment income	$—		$(0.10)	$(0.24)	$(0.17)	$(0.09)	$(0.10)
From net realized gain on investments	—		—	—	(0.64)	(0.70)	—
Total distributions declared to shareholders	$—		$(0.10)	$(0.24)	$(0.81)	$(0.79)	$(0.10)
Net asset value, end of period (x)	$13.52		$13.46	$14.51	$15.56	$13.84	$17.88
Total return (%) (k)(r)(s)(x)	0.45	(n)	(6.66)	(5.09)	18.76	(18.58)	23.82
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.55	(a)	1.48	1.46	1.35	1.36	1.55
Expenses after expense reductions (f)	1.40	(a)	1.40	1.40	1.35	1.36	1.40
Net investment income	1.14	(a)	0.89	0.78	1.23	1.28	0.86
Portfolio turnover	18	(n)	49	36	33	34	39
Net assets at end of period (000 omitted)	$31,597		$33,752	$45,293	$48,803	$88,928	$99,316

Service Class	Six months ended 6/30/15		Years ended 12/31
			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$13.24		$14.29	$15.32	$13.64	$17.64	$14.36
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.10	$0.08	$0.13	$0.16	$0.09
Net realized and unrealized gain (loss) on investments and foreign currency	(0.01	)(g)	(1.09)	(0.90)	2.32	(3.40)	3.28
Total from investment operations	$0.05		$(0.99)	$(0.82)	$2.45	$(3.24)	$3.37
Less distributions declared to shareholders
From net investment income	$—		$(0.06)	$(0.21)	$(0.13)	$(0.06)	$(0.09)
From net realized gain on investments	—		—	—	(0.64)	(0.70)	—
Total distributions declared to shareholders	$—		$(0.06)	$(0.21)	$(0.77)	$(0.76)	$(0.09)
Net asset value, end of period (x)	$13.29		$13.24	$14.29	$15.32	$13.64	$17.64
Total return (%) (k)(r)(s)(x)	0.38	(n)	(6.99)	(5.28)	18.45	(18.77)	23.54
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.80	(a)	1.73	1.71	1.60	1.61	1.80
Expenses after expense reductions (f)	1.65	(a)	1.65	1.65	1.60	1.61	1.65
Net investment income	0.88	(a)	0.70	0.56	0.90	1.02	0.62
Portfolio turnover	18	(n)	49	36	33	34	39
Net assets at end of period (000 omitted)	$28,533		$31,419	$39,617	$40,863	$36,618	$37,146

See Notes to Financial Statements

10

MFS Emerging Markets Equity Portfolio

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

11

MFS Emerging Markets Equity Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Emerging Markets Equity Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a

12

MFS Emerging Markets Equity Portfolio

Notes to Financial Statements (unaudited) – continued

material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$8,899,771	$—	$—	$8,899,771
South Korea	6,761,936	—	—	6,761,936
Taiwan	6,578,914	—	—	6,578,914
Hong Kong	5,824,049	—	—	5,824,049
South Africa	5,139,296	—	—	5,139,296
India	5,004,205	—	—	5,004,205
Brazil	3,424,352	—	—	3,424,352
Mexico	3,236,219	—	—	3,236,219
United States	2,113,776	—	—	2,113,776
Other Countries	9,742,518	2,726,101	—	12,468,619
Mutual Funds	428,700	—	—	428,700
Total Investments	$57,153,736	$2,726,101	$—	$59,879,837

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $246,313 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $40,323,563 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be

13

MFS Emerging Markets Equity Portfolio

Notes to Financial Statements (unaudited) – continued

recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended June 30, 2015, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/14
Ordinary income (including any short-term capital gains)	$417,083

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/15
Cost of investments	$53,868,391
Gross appreciation	11,534,168
Gross depreciation	(5,522,722)
Net unrealized appreciation (depreciation)	$6,011,446

As of 12/31/14
Undistributed ordinary income	465,682
Capital loss carryforwards	(1,149,657)
Other temporary differences	(120,836)
Net unrealized appreciation (depreciation)	5,841,657

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of December 31, 2014, the fund had capital loss carryforwards available to offset future realized gains. Such losses are characterized as follows:

Short-Term	$(896,877)
Long-Term	(252,780)
Total	$(1,149,657)

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the above net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses.

14

MFS Emerging Markets Equity Portfolio

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/15	Year ended 12/31/14
Initial Class	$—	$249,462
Service Class	—	167,621
Total	$—	$417,083

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $500 million of average daily net assets	1.05%
Average daily net assets in excess of $500 million	1.00%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2015, this management fee reduction amounted to $2,103, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended July 30, 2015 was equivalent to an annual effective rate of 1.04% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 1.40% of average daily net assets for the Initial Class shares and 1.65% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2017. For the six months ended June 30, 2015, this reduction amounted to $45,124, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2015, the fee was $4,942, which equated to 0.0156% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2015, these costs amounted to $66.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2015 was equivalent to an annual effective rate of 0.0308% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent

15

MFS Emerging Markets Equity Portfolio

Notes to Financial Statements (unaudited) – continued

Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2015, the fee paid by the fund under this agreement was $80 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2015, purchases and sales of investments, other than short-term obligations, aggregated $11,422,554 and $16,553,131, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	68,110	$927,757	256,157	$3,612,753
Service Class	375,346	5,011,563	1,280,415	17,736,024
	443,456	$5,939,320	1,536,572	$21,348,777
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	16,115	$249,462
Service Class	—	—	10,999	167,621
	—	$—	27,114	$417,083
Shares reacquired
Initial Class	(239,388)	$(3,274,640)	(886,606)	$(12,913,777)
Service Class	(600,852)	(8,067,048)	(1,691,499)	(23,567,635)
	(840,240)	$(11,341,688)	(2,578,105)	$(36,481,412)
Net change
Initial Class	(171,278)	$(2,346,883)	(614,334)	$(9,051,562)
Service Class	(225,506)	(3,055,485)	(400,085)	(5,663,990)
	(396,784)	$(5,402,368)	(1,014,419)	$(14,715,552)

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Portfolio was the owner of record of approximately 9% of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2015, the fund’s commitment fee and interest expense were $105 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

16

MFS Emerging Markets Equity Portfolio

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,136,726	7,224,715	(7,932,741)	428,700

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$262	$428,700

17

MFS Emerging Markets Equity Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products” section of mfs.com.

18

SEMIANNUAL REPORT

June 30, 2015

MFS® GLOBAL GOVERNMENTS PORTFOLIO

MFS® Variable Insurance Trust II

WGS-SEM

MFS® GLOBAL GOVERNMENTS PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Global Governments Portfolio

LETTER FROM THE CHAIRMAN

Dear Contract Owners:

The U.S. economy stumbled slightly in the first quarter of 2015, held back by a strong dollar, weak overseas demand and harsh winter weather that hurt domestic consumption. However, growth resumed in the second quarter.

Other major economies and regions have struggled, leading central banks to step up their efforts to stimulate economic growth. The European Central Bank’s quantitative easing program has begun to make an impact. However, risks associated with a potential Greek debt default and potential eurozone exit have weighed on business and investor confidence.

Despite the People’s Bank of China’s targeted stimulative actions, China’s economic growth rate has continued to decelerate to multidecade lows, and Chinese equity markets are beginning to show signs of strain.

The world’s financial markets have become increasingly complex in recent years. Now, more than ever, it is important to understand companies on a global basis. At MFS®, we believe our integrated research platform, collaborative culture, active risk management process and long-term focus give us a research advantage.

As investors, we aim to add long-term value. We believe this approach will serve you well as you work with your financial advisor to reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

August 14, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Global Governments Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Non-U.S. Government Bonds	55.9%
U.S. Treasury Securities	32.3%
Investment Grade Corporates	1.3%
U.S. Government Agencies	0.7%
Mortgage-Backed Securities	0.6%
Commercial Mortgage-Backed Securities (o)	0.0%

Composition including fixed income credit quality (a)(i)
AAA	11.3%
AA	15.0%
A	12.8%
BBB	18.1%
CCC (o)	0.0%
C (o)	0.0%
U.S. Government	32.3%
Federal Agencies	1.3%
Cash & Other	9.2%

Portfolio facts (i)
Average Duration (d)	7.3
Average Effective Maturity (m)	10.0 yrs.

Issuer country weightings (i)(x)
United States	42.8%
Japan	13.4%
Italy	10.9%
Spain	6.7%
United Kingdom	6.3%
France	4.2%
Germany	3.1%
Australia	2.9%
Norway	2.5%
Other Countries	7.2%

Currency exposure weightings (i)(y)
United States Dollar	41.9%
Euro	26.8%
Japanese Yen	22.0%
British Pound Sterling	7.9%
Canadian Dollar	0.8%
Australian Dollar	0.7%
Danish Krone	0.5%
Swedish Krona	0.4%
New Zealand Dollar	(0.9)%
Other Currencies	(0.1)%

2

MFS Global Governments Portfolio

Portfolio Composition – continued

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Other.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and the Notes to Financial Statements for additional information related to certain risks associated with assets included in “Other”.

Percentages are based on net assets as of 6/30/15.

The portfolio is actively managed and current holdings may be different.

3

MFS Global Governments Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2015 through June 30, 2015

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2015 through June 30, 2015.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/15	Ending Account Value 6/30/15	Expenses Paid During Period (p) 1/01/15-6/30/15
Initial Class	Actual	0.84%	$1,000.00	$958.93	$4.08
	Hypothetical (h)	0.84%	$1,000.00	$1,020.63	$4.21
Service Class	Actual	1.09%	$1,000.00	$958.29	$5.29
	Hypothetical (h)	1.09%	$1,000.00	$1,019.39	$5.46

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

4

MFS Global Governments Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

BONDS – 89.9%
Foreign Bonds – 56.1%
Australia – 2.9%
Commonwealth of Australia, 5.75%, 5/15/21	AUD	6,500,000	$5,903,746

Belgium – 1.1%
Kingdom of Belgium, 4%, 3/28/32	EUR	1,393,000	$2,054,755
Kingdom of Belgium, 4.25%, 3/28/41	EUR	130,000	209,466

			$2,264,221

Canada – 1.6%
Government of Canada, 3.25%, 6/01/21	CAD	2,000,000	$1,802,674
Government of Canada, 2.5%, 6/01/24	CAD	600,000	516,202
Government of Canada, 4%, 6/01/41	CAD	781,000	828,310

			$3,147,186

Denmark – 0.3%
Kingdom of Denmark, 1.5%, 11/15/23	DKK	3,630,000	$575,124

France – 4.2%
Republic of France, 1.75%, 5/25/23	EUR	1,700,000	$2,026,092
Republic of France, 6%, 10/25/25	EUR	1,292,000	2,114,380
Republic of France, 4.75%, 4/25/35	EUR	1,786,000	2,925,451
Republic of France, 4.5%, 4/25/41	EUR	849,000	1,403,371

			$8,469,294

Germany – 3.1%
Federal Republic of Germany, 1.75%, 2/15/24	EUR	3,200,000	$3,904,685
Federal Republic of Germany, 6.25%, 1/04/30	EUR	505,000	944,179
Federal Republic of Germany, 2.5%, 7/04/44	EUR	950,000	1,291,518

			$6,140,382

Iceland – 0.6%
Republic of Iceland, 4.875%, 6/16/16 (n)		$1,122,000	$1,161,134

Italy – 10.7%
Buoni Poliennali del Tesoro, 5.5%, 9/01/22	EUR	2,200,000	$3,040,368
Republic of Italy, 5.25%, 8/01/17	EUR	6,503,000	7,971,954
Republic of Italy, 3.75%, 3/01/21	EUR	8,404,000	10,550,239

			$21,562,561

Japan – 12.7%
Government of Japan, 2%, 3/20/52	JPY	72,900,000	$671,877
Government of Japan, 1.1%, 6/20/20	JPY	165,200,000	1,415,079
Government of Japan, 2.1%, 9/20/24	JPY	529,350,000	4,989,035
Government of Japan, 2.2%, 9/20/27	JPY	768,900,000	7,458,082
Government of Japan, 1.5%, 3/20/34	JPY	746,000,000	6,490,264
Government of Japan, 2.4%, 3/20/37	JPY	215,600,000	2,130,033
Government of Japan, 1.8%, 3/20/43	JPY	280,000,000	2,491,422

			$25,645,792

Issuer	Shares/Par		Value ($)

BONDS – continued
Foreign Bonds – continued
Netherlands – 0.6%
Kingdom of the Netherlands, 5.5%, 1/15/28	EUR	470,000	$782,963
Kingdom of the Netherlands, 3.75%, 1/15/42	EUR	240,000	390,836

			$1,173,799

New Zealand – 2.2%
Government of New Zealand, 5.5%, 4/15/23	NZD	5,546,000	$4,324,344

Norway – 2.5%
Government of Norway, 3.75%, 5/25/21	NOK	26,100,000	$3,769,835
Government of Norway, 3%, 3/14/24	NOK	8,551,000	1,198,360

			$4,968,195

Spain – 6.4%
Kingdom of Spain, 5.4%, 1/31/23	EUR	2,192,000	$3,035,773
Kingdom of Spain, 5.5%, 7/30/17	EUR	4,638,000	5,710,873
Kingdom of Spain, 4.6%, 7/30/19	EUR	3,273,000	4,176,775

			$12,923,421

Sweden – 0.8%
Kingdom of Sweden, 3.5%, 6/01/22	SEK	4,745,000	$682,596
Nordea Bank AB, FRN, 0.736%, 5/13/16 (n)		$1,000,000	1,003,434

			$1,686,030

United Kingdom – 6.2%
HSBC Bank PLC, FRN, 0.913%, 5/15/18 (n)		$403,000	$404,706
United Kingdom Treasury, 8%, 6/07/21	GBP	2,000,000	4,280,836
United Kingdom Treasury, 4.25%, 12/07/27	GBP	574,000	1,095,549
United Kingdom Treasury, 4.25%, 3/07/36	GBP	1,782,000	3,518,495
United Kingdom Treasury, 3.25%, 1/22/44	GBP	336,000	582,311
United Kingdom Treasury, 3.75%, 7/22/52	GBP	826,000	1,628,675
United Kingdom Treasury, 4%, 1/22/60	GBP	485,000	1,041,434

			$12,552,006

United States – 0.2%
Aid-Egypt, 4.45%, 9/15/15		$301,000	$303,490

Total Foreign Bonds			$112,800,725

U.S. Bonds – 33.8%
Asset-Backed & Securitized – 0.0%
Commercial Mortgage Asset Trust, FRN, 0.633%, 1/17/32 (i)(z)		$866,496	$3,339
First Union National Bank Commercial Mortgage Trust, FRN, 1.731%, 1/12/43 (d)(i)(q)(z)		100,452	287

			$3,626

5

MFS Global Governments Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Bonds – continued
Automotive – 0.6%
Toyota Motor Credit Corp., FRN, 0.566%, 5/17/16	$1,227,000	$1,228,999

Mortgage-Backed – 0.6%
Fannie Mae, 4.78%, 8/01/15	$82,717	$82,782
Fannie Mae, 4.856%, 8/01/15	39,830	39,861
Fannie Mae, 5.432%, 2/01/16	65,457	66,461
Fannie Mae, 5.09%, 12/01/16	81,179	85,258
Fannie Mae, 5.05%, 1/01/17	49,747	51,852
Fannie Mae, 5.251%, 1/01/18	78,639	81,335
Fannie Mae, 5.1%, 3/01/19	59,549	65,978
Fannie Mae, 5.18%, 3/01/19	59,630	64,419
Freddie Mac, 1.426%, 8/25/17	560,000	564,323
Freddie Mac, 3.882%, 11/25/17	89,000	93,981
Freddie Mac, 5.085%, 3/25/19	43,000	48,030
Freddie Mac, 3.32%, 2/25/23	5,000	5,238

		$1,249,518

U.S. Government Agencies and Equivalents – 0.6%
Small Business Administration, 4.57%, 6/01/25	$12,169	$13,044
Small Business Administration, 5.09%, 10/01/25	12,617	13,651
Small Business Administration, 5.21%, 1/01/26	184,580	199,250

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Bonds – continued
U.S. Government Agencies and Equivalents – continued
Small Business Administration, 2.22%, 3/01/33	$910,775	$895,293

		$1,121,238

U.S. Treasury Obligations – 32.0%
U.S. Treasury Bonds, 5.25%, 2/15/29	$1,992,000	$2,599,405
U.S. Treasury Bonds, 4.5%, 8/15/39	2,884,400	3,610,233
U.S. Treasury Bonds, 3.625%, 2/15/44	7,450,000	8,190,925
U.S. Treasury Notes, 4.75%, 8/15/17	13,315,000	14,456,135
U.S. Treasury Notes, 3.5%, 5/15/20	28,617,000	31,123,220
U.S. Treasury Notes, 2.75%, 2/15/24	4,343,000	4,508,916

		$64,488,834

Total U.S. Bonds		$68,092,215

Total Bonds (Identified Cost, $190,360,727)		$180,892,940

MONEY MARKET FUNDS – 8.9%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)	17,973,479	$17,973,479

Total Investments (Identified Cost, $208,334,206)		$198,866,419

OTHER ASSETS, LESS LIABILITIES – 1.2%		2,430,625

NET ASSETS – 100.0%		$201,297,044

(d)	In default.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,569,274, representing 1.3% of net assets.

(q)	Interest received was less than stated coupon rate.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Commercial Mortgage Asset Trust, FRN, 0.633%, 1/17/32	8/25/03-12/02/11	$3,793	$3,339
First Union National Bank Commercial Mortgage Trust, FRN, 1.731%, 1/12/43	12/11/03-11/30/11	69	287
Total Restricted Securities			$3,626
% of Net assets			0.0%

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.

PLC	Public Limited Company

6

MFS Global Governments Portfolio

Portfolio of Investments (unaudited) – continued

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar

CAD	Canadian Dollar

DKK	Danish Krone

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

NOK	Norwegian Krone

NZD	New Zealand Dollar

PLN	Polish Zloty

SEK	Swedish Krona

Derivative Contracts at 6/30/15

Forward Foreign Currency Exchange Contracts at 6/30/15

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	CAD	Goldman Sachs International	157,000	7/10/15	$124,728	$125,687	$959
BUY	CAD	Merrill Lynch International Bank	2,191,819	7/10/15	1,749,578	1,754,669	5,091
SELL	CAD	Goldman Sachs International	4,163,604	7/10/15	3,355,232	3,333,187	22,045
SELL	CAD	Morgan Stanley Capital Services, Inc.	1,385,000	7/10/15	1,109,085	1,108,767	318
BUY	DKK	Morgan Stanley Capital Services, Inc.	7,263,066	7/10/15	1,029,976	1,085,581	55,605
BUY	EUR	Barclays Bank PLC	678,277	7/10/15	716,681	756,261	39,580
BUY	EUR	Brown Brothers Harriman	2,191,983	7/10/15	2,354,694	2,444,003	89,309
BUY	EUR	Citibank N.A.	1,347,000	7/10/15	1,478,181	1,501,869	23,688
BUY	EUR	Goldman Sachs International	1,891,986	7/10/15	2,038,262	2,109,514	71,252
BUY	EUR	Morgan Stanley Capital Services, Inc.	3,107,644	7/10/15	3,438,341	3,464,941	26,600
SELL	EUR	Barclays Bank PLC	1,763,083	7/10/15	2,000,856	1,965,791	35,065
SELL	EUR	Deutsche Bank AG	676,811	9/17/15	762,986	755,355	7,631
SELL	EUR	Goldman Sachs International	5,742,359	7/10/15	6,460,155	6,402,578	57,577
BUY	GBP	Barclays Bank PLC	2,222,385	7/10/15	3,305,387	3,491,722	186,335
BUY	GBP	Citibank N.A.	604,022	7/10/15	923,664	949,015	25,351
BUY	GBP	Goldman Sachs International	645,795	7/10/15	986,665	1,014,646	27,981
BUY	GBP	Merrill Lynch International Bank	2,919,385	7/10/15	4,345,813	4,586,820	241,007
SELL	GBP	Goldman Sachs International	2,787,231	7/10/15	4,404,397	4,379,185	25,212
BUY	JPY	Deutsche Bank AG	123,594,000	7/10/15	1,009,954	1,009,971	17
BUY	JPY	Goldman Sachs International	180,325,595	7/10/15	1,469,493	1,473,564	4,071
BUY	JPY	Royal Bank of Scotland Group PLC	94,845,000	7/10/15	770,881	775,043	4,162
SELL	JPY	Morgan Stanley Capital Services, Inc.	123,537,000	7/10/15	1,016,890	1,009,505	7,385
SELL	NOK	Goldman Sachs International	17,292,329	7/10/15	2,215,276	2,205,130	10,146
SELL	NZD	Barclays Bank PLC	111,000	7/10/15	82,433	75,166	7,267
SELL	NZD	Goldman Sachs International	5,869,936	7/10/15	4,198,712	3,974,949	223,763
SELL	NZD	Westpac Banking Corp.	6,080,330	7/10/15	4,559,670	4,117,421	442,249
BUY	SEK	Deutsche Bank AG	17,285,935	7/10/15	2,000,895	2,085,494	84,599
BUY	SEK	Goldman Sachs International	14,312,344	7/10/15	1,630,371	1,726,741	96,370
BUY	SEK	Morgan Stanley Capital Services, Inc.	6,640,181	7/10/15	753,988	801,118	47,130

							$1,867,765

7

MFS Global Governments Portfolio

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 6/30/15 – continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
BUY	AUD	Morgan Stanley Capital Services, Inc.	1,306,000	7/10/15	$1,020,201	$1,007,185	$(13,016)
BUY	AUD	Westpac Banking Corp.	2,804,256	7/10/15	2,239,998	2,162,638	(77,360)
SELL	AUD	Goldman Sachs International	2,389,600	7/10/15	1,825,015	1,842,856	(17,841)
SELL	AUD	Merrill Lynch International Bank	2,492,000	7/10/15	1,893,997	1,921,827	(27,830)
SELL	AUD	Westpac Banking Corp.	5,100,806	7/10/15	3,882,111	3,933,734	(51,623)
BUY	CAD	Goldman Sachs International	1,342,000	7/10/15	1,078,282	1,074,343	(3,939)
BUY	CAD	Morgan Stanley Capital Services, Inc.	1,240,000	7/10/15	1,014,318	992,686	(21,632)
SELL	CAD	Merrill Lynch International Bank	1,260,000	7/10/15	1,004,877	1,008,697	(3,820)
BUY	DKK	Goldman Sachs International	7,761,179	7/10/15	1,177,962	1,160,032	(17,930)
BUY	DKK	Merrill Lynch International Bank	4,036,574	7/10/15	613,784	603,331	(10,453)
SELL	DKK	JPMorgan Chase Bank N.A.	16,526,682	7/10/15	2,406,366	2,470,177	(63,811)
BUY	EUR	Citibank N.A.	1,905,202	7/10/15	2,154,303	2,124,249	(30,054)
BUY	EUR	Goldman Sachs International	6,287,822	7/10/15	7,104,756	7,010,756	(94,000)
BUY	EUR	Morgan Stanley Capital Services, Inc.	1,682,586	7/10/15	1,892,956	1,876,039	(16,917)
BUY	EUR	Royal Bank of Scotland Group PLC	321,000	7/10/15	363,731	357,907	(5,824)
SELL	EUR	Citibank N.A.	211,000	7/10/15	229,801	235,259	(5,458)
SELL	EUR	Deutsche Bank AG	2,039,310	7/10/15	2,180,940	2,273,777	(92,837)
SELL	EUR	Goldman Sachs International	3,107,707	7/10/15	3,316,739	3,465,011	(148,272)
SELL	EUR	JPMorgan Chase Bank N.A.	5,492,574	7/10/15	5,969,525	6,124,075	(154,550)
BUY	GBP	Brown Brothers Harriman	166,000	7/10/15	263,701	260,812	(2,889)
SELL	GBP	Brown Brothers Harriman	275,799	7/10/15	411,037	433,324	(22,287)
SELL	GBP	Goldman Sachs International	1,148,323	7/10/15	1,705,578	1,804,199	(98,621)
BUY	JPY	Deutsche Bank AG	1,342,798,355	7/10/15	11,170,531	10,972,925	(197,606)
BUY	JPY	Goldman Sachs International	866,922,382	7/10/15	7,222,145	7,084,217	(137,928)
SELL	JPY	Goldman Sachs International	100,647,000	7/10/15	811,875	822,456	(10,581)
SELL	JPY	Morgan Stanley Capital Services, Inc.	125,809,000	7/10/15	1,012,566	1,028,072	(15,506)
SELL	NOK	Goldman Sachs International	22,836,328	7/10/15	2,829,710	2,912,105	(82,395)
BUY	NZD	Goldman Sachs International	2,900,128	7/10/15	2,169,712	1,963,882	(205,830)
BUY	PLN	JPMorgan Chase Bank N.A.	24,636	7/10/15	6,592	6,551	(41)
SELL	SEK	Credit Suisse Group	6,101,411	7/10/15	707,025	736,116	(29,091)
SELL	SEK	Deutsche Bank AG	10,441,863	7/10/15	1,210,062	1,259,778	(49,716)
SELL	SEK	Goldman Sachs International	20,920,701	7/10/15	2,423,731	2,524,018	(100,287)

							$(1,809,945)

At June 30, 2015, the fund had cash collateral of $910,000 to cover any commitments for certain derivative contracts. Cash collateral is comprised of “Restricted cash” in the Statement of Assets and Liabilities.

See Notes to Financial Statements

8

MFS Global Governments Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/15
Assets
Investments
Non-affiliated issuers, at value (identified cost, $190,360,727)	$180,892,940
Underlying affiliated funds, at cost and value	17,973,479
Total investments, at value (identified cost, $208,334,206)	$198,866,419
Restricted cash	910,000
Receivables for
Forward foreign currency exchange contracts	1,867,765
Interest	1,937,125
Other assets	1,060
Total assets		$203,582,369
Liabilities
Payables for
Forward foreign currency exchange contracts	$1,809,945
Fund shares reacquired	416,131
Payable to affiliates
Investment adviser	7,188
Shareholder servicing costs	14
Distribution and/or service fees	23
Payable for independent Trustees’ compensation	23
Accrued expenses and other liabilities	52,001
Total liabilities		$2,285,325
Net assets		$201,297,044
Net assets consist of
Paid-in capital	$220,456,374
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(9,433,608)
Accumulated net realized gain (loss) on investments and foreign currency	(14,433,655)
Undistributed net investment income	4,707,933
Net assets		$201,297,044
Shares of beneficial interest outstanding		20,048,949

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$199,586,630	19,875,750	$10.04
Service Class	1,710,414	173,199	9.88

See Notes to Financial Statements

9

MFS Global Governments Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/15
Net investment income
Income
Interest	$1,772,394
Dividends from underlying affiliated funds	12,404
Total investment income		$1,784,798
Expenses
Management fee	$767,946
Distribution and/or service fees	2,130
Shareholder servicing costs	1,506
Administrative services fee	20,942
Independent Trustees’ compensation	4,597
Custodian fee	22,688
Shareholder communications	3,606
Audit and tax fees	34,168
Legal fees	851
Miscellaneous	7,056
Total expenses		$865,490
Fees paid indirectly	(29)
Reduction of expenses by investment adviser	(6,793)
Net expenses		$858,668
Net investment income		$926,130
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$(9,020,078)
Foreign currency	1,461,785
Net realized gain (loss) on investments and foreign currency		$(7,558,293)
Change in unrealized appreciation (depreciation)
Investments	$(1,760,987)
Translation of assets and liabilities in foreign currencies	(290,078)
Net unrealized gain (loss) on investments and foreign currency translation		$(2,051,065)
Net realized and unrealized gain (loss) on investments and foreign currency		$(9,609,358)
Change in net assets from operations		$(8,683,228)

See Notes to Financial Statements

10

MFS Global Governments Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/15 (unaudited )	Year ended 12/31/14
Change in net assets
From operations
Net investment income	$926,130	$2,399,812
Net realized gain (loss) on investments and foreign currency	(7,558,293)	497,061
Net unrealized gain (loss) on investments and foreign currency translation	(2,051,065)	(671,379)
Change in net assets from operations	$(8,683,228)	$2,225,494
Distributions declared to shareholders
From net investment income	$—	$(1,198,057)
Change in net assets from fund share transactions	$(1,773,627)	$(19,854,890)
Total change in net assets	$(10,456,855)	$(18,827,453)
Net assets
At beginning of period	211,753,899	230,581,352
At end of period (including undistributed net investment income of $4,707,933 and $3,781,803, respectively)	$201,297,044	$211,753,899

See Notes to Financial Statements

11

MFS Global Governments Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/15		Years ended 12/31
			2014	2013	2012		2011	2010
	(unaudited)
Net asset value, beginning of period	$10.47		$10.45	$11.03	$11.29		$11.00	$10.60
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.11	$0.10	$0.11		$0.18	$0.18
Net realized and unrealized gain (loss) on investments and foreign currency	(0.48)		(0.03)	(0.68)	(0.04)		0.49	0.30
Total from investment operations	$(0.43)		$0.08	$(0.58)	$0.07		$0.67	$0.48
Less distributions declared to shareholders
From net investment income	$—		$(0.06)	$—	$(0.33)		$(0.26)	$—
From net realized gain on investments	—		—	—	—		(0.12)	(0.08)
From tax return of capital	—		—	—	(0.00	)(w)	—	—
Total distributions declared to shareholders	$—		$(0.06)	$—	$(0.33)		$(0.38)	$(0.08)
Net asset value, end of period (x)	$10.04		$10.47	$10.45	$11.03		$11.29	$11.00
Total return (%) (k)(r)(s)(x)	(4.11	)(n)	0.73	(5.26)	0.64		6.06	4.61
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.84	(a)	0.84	0.84	0.98		1.14	1.15
Expenses after expense reductions (f)	0.84	(a)	0.83	0.84	0.98		1.00	1.00
Net investment income	0.91	(a)	1.07	0.94	0.96		1.59	1.64
Portfolio turnover	62	(n)	31	56	15		70	66
Net assets at end of period (000 omitted)	$199,587		$209,945	$228,029	$226,668		$34,252	$30,047

Service Class	Six months ended 6/30/15		Years ended 12/31
			2014	2013	2012		2011	2010
	(unaudited)
Net asset value, beginning of period	$10.31		$10.28	$10.87	$11.13		$10.85	$10.48
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.09	$0.07	$0.08		$0.15	$0.15
Net realized and unrealized gain (loss) on investments and foreign currency	(0.46)		(0.04)	(0.66)	(0.04)		0.48	0.30
Total from investment operations	$(0.43)		$0.05	$(0.59)	$0.04		$0.63	$0.45
Less distributions declared to shareholders
From net investment income	$—		$(0.02)	$—	$(0.30)		$(0.23)	$—
From net realized gain on investments	—		—	—	—		(0.12)	(0.08)
From tax return of capital	—		—	—	(0.00	)(w)	—	—
Total distributions declared to shareholders	$—		$(0.02)	$—	$(0.30)		$(0.35)	$(0.08)
Net asset value, end of period (x)	$9.88		$10.31	$10.28	$10.87		$11.13	$10.85
Total return (%) (k)(r)(s)(x)	(4.17	)(n)	0.49	(5.43)	0.33		5.75	4.38
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.09	(a)	1.09	1.09	1.25		1.39	1.40
Expenses after expense reductions (f)	1.09	(a)	1.08	1.09	1.25		1.25	1.25
Net investment income	0.66	(a)	0.81	0.69	0.71		1.34	1.39
Portfolio turnover	62	(n)	31	56	15		70	66
Net assets at end of period (000 omitted)	$1,710		$1,809	$2,553	$2,268		$2,617	$3,093

See Notes to Financial Statements

12

MFS Global Governments Portfolio

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for a periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

13

MFS Global Governments Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Global Governments Portfolio (the fund) is a non-diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and

14

MFS Global Governments Portfolio

Notes to Financial Statements (unaudited) – continued

at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of June 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$65,913,561	$—	$65,913,561
Non-U.S. Sovereign Debt	—	111,089,095	—	111,089,095
Residential Mortgage-Backed Securities	—	1,249,519	—	1,249,519
Commercial Mortgage-Backed Securities	—	3,626	—	3,626
Foreign Bonds	—	2,637,139	—	2,637,139
Mutual Funds	17,973,479	—	—	17,973,479
Total Investments	$17,973,479	$180,892,940	$—	$198,866,419

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$57,820	$—	$57,820

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2015 as reported in the Statement of Assets and Liabilities:

		Fair Value
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange	$1,867,765	$(1,809,945)

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2015 as reported in the Statement of Operations:

Risk	Foreign Currency
Foreign Exchange	$1,628,298

15

MFS Global Governments Portfolio

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2015 as reported in the Statement of Operations:

Risk	Translation of Assets and Liabilities in Foreign Currencies
Foreign Exchange	$(353,565)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

16

MFS Global Governments Portfolio

Notes to Financial Statements (unaudited) – continued

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended June 30, 2015, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, straddle loss deferrals, and derivative transactions.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/14
Ordinary income (including any short-term capital gains)	$1,198,057

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/15
Cost of investments	$211,165,977
Gross appreciation	515,842
Gross depreciation	(12,815,400)
Net unrealized appreciation (depreciation)	$(12,299,558)

As of 12/31/14
Undistributed ordinary income	4,962,637
Capital loss carryforwards	(2,499,698)
Other temporary differences	(1,049,682)
Net unrealized appreciation (depreciation)	(11,889,359)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of December 31, 2014, the fund had capital loss carryforwards available to offset future realized gains. Such losses are characterized as follows:

Short-Term	$(1,382,554)
Long-Term	(1,117,144)
Total	$(2,499,698)

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the above net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to

17

MFS Global Governments Portfolio

Notes to Financial Statements (unaudited) – continued

shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/15	Year ended 12/31/14
Initial Class	$—	$1,194,116
Service Class	—	3,941
Total	$—	$1,198,057

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $300 million of average daily net assets	0.75%
Average daily net assets in excess of $300 million	0.675%

The investment adviser has agreed in writing to reduce its management fee to 0.625% of average daily net assets in excess of $1 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2017. For the six months ended June 30, 2015, the fund’s average daily net assets did not exceed $1 billion and therefore, the management fee was not reduced. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2015, this management fee reduction amounted to $6,793, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2015 was equivalent to an annual effective rate of 0.74% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related, such that total annual operating expenses do not exceed 1.00% of average daily net assets for the Initial Class shares and 1.25% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2017. For the six months ended June 30, 2015, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2015, the fee was $1,485, which equated to 0.0015% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2015, these costs amounted to $21.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2015 was equivalent to an annual effective rate of 0.0205% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

18

MFS Global Governments Portfolio

Notes to Financial Statements (unaudited) – continued

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2015, the fee paid by the fund under this agreement was $270 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2015, purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$55,511,134	$40,562,144
Investments (non-U.S. Government securities)	$57,730,963	$76,974,139

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	193,937	$1,984,366	349,890	$3,736,310
Service Class	10,155	100,503	68,923	728,991
	204,092	$2,084,869	418,813	$4,465,301
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	109,653	$1,194,116
Service Class	—	—	367	3,941
	—	$—	110,020	$1,198,057
Shares reacquired
Initial Class	(362,733)	$(3,733,254)	(2,227,628)	$(24,033,815)
Service Class	(12,345)	(125,242)	(142,120)	(1,484,433)
	(375,078)	$(3,858,496)	(2,369,748)	$(25,518,248)
Net change
Initial Class	(168,796)	$(1,748,888)	(1,768,085)	$(19,103,389)
Service Class	(2,190)	(24,739)	(72,830)	(751,501)
	(170,986)	$(1,773,627)	(1,840,915)	$(19,854,890)

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Conservative Allocation Portfolio, and the MFS Growth Allocation Portfolio were the owners of record of approximately 50%, 30%, and 10%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2015, the fund’s commitment fee and interest expense were $353 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

19

MFS Global Governments Portfolio

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	11,963,279	81,285,527	(75,275,327)	17,973,479

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$12,404	$17,973,479

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MFS Global Governments Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products” section of mfs.com.

21

SEMIANNUAL REPORT

June 30, 2015

MFS® GLOBAL GROWTH PORTFOLIO

MFS® Variable Insurance Trust II

WGO-SEM

MFS® GLOBAL GROWTH PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Global Growth Portfolio

LETTER FROM THE CHAIRMAN

Dear Contract Owners:

The U.S. economy stumbled slightly in the first quarter of 2015, held back by a strong dollar, weak overseas demand and harsh winter weather that hurt domestic consumption. However, growth resumed in the second quarter.

Other major economies and regions have struggled, leading central banks to step up their efforts to stimulate economic growth. The European Central Bank’s quantitative easing program has begun to make an impact. However, risks associated with a potential Greek debt default and potential eurozone exit have weighed on business and investor confidence.

Despite the People’s Bank of China’s targeted stimulative actions, China’s economic growth rate has continued to decelerate to multidecade lows, and Chinese equity markets are beginning to show signs of strain.

The world’s financial markets have become increasingly complex in recent years. Now, more than ever, it is important to understand companies on a global basis. At MFS®, we believe our integrated research platform, collaborative culture, active risk management process and long-term focus give us a research advantage.

As investors, we aim to add long-term value. We believe this approach will serve you well as you work with your financial advisor to reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

August 14, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Global Growth Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Accenture PLC, “A”	2.8%
Google, Inc., “A”	2.4%
Visa, Inc., “A”	2.2%
LVMH Moet Hennessy Louis Vuitton S.A.	2.2%
Nestle S.A.	2.0%
Danone S.A.	2.0%
Colgate-Palmolive Co.	1.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1.9%
Danaher Corp.	1.8%
Roche Holding AG	1.7%

Equity sectors
Consumer Staples	16.0%
Retailing	13.0%
Technology	12.8%
Special Products & Services	12.4%
Industrial Goods & Services	11.8%
Financial Services	9.2%
Health Care	8.6%
Basic Materials	7.3%
Leisure	6.1%
Autos & Housing	1.3%
Energy	1.3%

Issuer country weightings (x)
United States	57.1%
United Kingdom	12.0%
France	8.4%
Switzerland	6.8%
Germany	2.1%
Brazil	2.1%
Taiwan	1.9%
China	1.9%
Denmark	1.7%
Other Countries	6.0%

Currency exposure weightings (y)
United States Dollar	58.1%
British Pound Sterling	12.0%
Euro	10.5%
Swiss Franc	6.8%
Brazilian Real	2.1%
Hong Kong Dollar	2.0%
Taiwan Dollar	1.9%
Danish Krone	1.7%
Indian Rupee	1.3%
Other Currencies	3.6%

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Other.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and the Notes to Financial Statements for additional information related to certain risks associated with assets included in “Other”.

Percentages are based on net assets as of 6/30/15.

The portfolio is actively managed and current holdings may be different.

2

MFS Global Growth Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2015 through June 30, 2015

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2015 through June 30, 2015.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/15	Ending Account Value 6/30/15	Expenses Paid During Period (p) 1/01/15-6/30/15
Initial Class	Actual	1.01%	$1,000.00	$1,027.62	$5.08
	Hypothetical (h)	1.01%	$1,000.00	$1,019.79	$5.06
Service Class	Actual	1.26%	$1,000.00	$1,025.92	$6.33
	Hypothetical (h)	1.26%	$1,000.00	$1,018.55	$6.31

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

MFS Global Growth Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.8%
Aerospace – 3.2%
Precision Castparts Corp.	1,278	$255,435
Rolls-Royce Holdings PLC	52,944	723,738
United Technologies Corp.	7,494	831,309

		$1,810,482

Alcoholic Beverages – 4.8%
AmBev S.A., ADR	94,535	$576,664
Carlsberg A.S., “B”	7,404	672,145
Diageo PLC	20,392	589,873
Pernod Ricard S.A.	7,689	888,067

		$2,726,749

Apparel Manufacturers – 6.8%
Burberry Group PLC	34,555	$852,967
Compagnie Financiere Richemont S.A.	3,399	276,479
LVMH Moet Hennessy Louis Vuitton S.A.	6,920	1,212,374
NIKE, Inc., “B”	4,488	484,794
Samsonite International S.A.	147,600	510,308
VF Corp.	6,671	465,236

		$3,802,158

Automotive – 0.5%
Johnson Controls, Inc.	6,073	$300,796

Broadcasting – 4.3%
Discovery Communications, Inc., “A” (a)	9,341	$310,682
Time Warner, Inc.	8,024	701,378
Twenty-First Century Fox, Inc.	29,607	963,560
Walt Disney Co.	4,091	466,947

		$2,442,567

Brokerage & Asset Managers – 1.7%
CME Group, Inc.	2,993	$278,529
Franklin Resources, Inc.	14,008	686,812

		$965,341

Business Services – 12.4%
Accenture PLC, “A”	16,162	$1,564,158
Brenntag AG	10,287	589,823
Cognizant Technology Solutions Corp., “A” (a)	13,445	821,355
Compass Group PLC	57,865	957,392
Equifax, Inc.	6,982	677,882
Experian Group Ltd.	27,634	503,237
Fidelity National Information Services, Inc.	13,094	809,209
Fiserv, Inc. (a)	3,573	295,952
Intertek Group PLC	20,420	786,081

		$7,005,089

Chemicals – 2.3%
LyondellBasell Industries N.V., “A”	5,022	$519,877
Monsanto Co.	7,258	773,630

		$1,293,507

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – 1.9%
Dassault Systems S.A.	4,700	$341,739
Oracle Corp.	17,858	719,677

		$1,061,416

Computer Software – Systems – 2.4%
Apple, Inc.	5,374	$674,034
EMC Corp.	25,144	663,550

		$1,337,584

Construction – 0.7%
Sherwin-Williams Co.	1,510	$415,280

Consumer Products – 3.8%
Colgate-Palmolive Co.	16,719	$1,093,590
L’Oreal S.A.	3,860	688,531
Reckitt Benckiser Group PLC	4,073	351,216

		$2,133,337

Electrical Equipment – 6.6%
Amphenol Corp., “A”	6,943	$402,486
Danaher Corp.	12,078	1,033,756
Legrand S.A.	4,623	259,553
Mettler-Toledo International, Inc. (a)	1,921	655,945
Schneider Electric S.A.	3,116	215,137
Sensata Technologies Holding B.V. (a)	4,279	225,674
W.W. Grainger, Inc.	3,790	896,904

		$3,689,455

Electronics – 4.7%
Microchip Technology, Inc.	12,060	$571,946
Samsung Electronics Co. Ltd.	259	294,421
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	46,395	1,053,630
Texas Instruments, Inc.	14,195	731,184

		$2,651,181

Energy – Integrated – 0.4%
BG Group PLC	11,920	$198,437

Food & Beverages – 7.4%
Chr. Hansen Holding A.S.	5,527	$269,664
Danone S.A.	17,027	1,100,798
M. Dias Branco S.A. Industria e Comercio de Alimentos	9,942	262,212
Mead Johnson Nutrition Co., “A”	9,324	841,211
Nestle S.A.	15,464	1,116,445
Want Want China Holdings Ltd.	562,000	594,513

		$4,184,843

Food & Drug Stores – 2.4%
CVS Health Corp.	9,192	$964,057
Sundrug Co. Ltd.	6,500	387,180

		$1,351,237

4

MFS Global Growth Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
General Merchandise – 1.3%
Dollarama, Inc.	5,803	$351,711
Lojas Renner S.A.	9,858	358,288

		$709,999

Internet – 3.8%
Alibaba Group Holding Ltd., ADR (a)	5,500	$452,485
Google, Inc., “A” (a)	2,454	1,325,258
NAVER Corp.	640	363,764

		$2,141,507

Machinery & Tools – 2.1%
Colfax Corp. (a)	13,905	$641,716
Schindler Holding AG	3,309	541,148

		$1,182,864

Major Banks – 0.7%
Standard Chartered PLC	24,355	$389,949

Medical & Health Technology & Services – 0.9%
Express Scripts Holding Co. (a)	5,718	$508,559

Medical Equipment – 4.9%
Abbott Laboratories	12,710	$623,807
DENTSPLY International, Inc.	8,911	459,362
Sonova Holding AG	1,777	240,240
Thermo Fisher Scientific, Inc.	6,730	873,285
Waters Corp. (a)	4,478	574,886

		$2,771,580

Metals & Mining – 0.6%
Rio Tinto Ltd.	8,826	$362,506

Oil Services – 0.9%
Schlumberger Ltd.	5,943	$512,227

Other Banks & Diversified Financials – 6.8%
Credicorp Ltd.	3,947	$548,317
HDFC Bank Ltd.	42,905	719,002
Julius Baer Group Ltd.	12,487	700,511
MasterCard, Inc., “A”	4,552	425,521
Sberbank of Russia, ADR	38,742	202,233
Visa, Inc., “A”	18,762	1,259,868

		$3,855,452

Pharmaceuticals – 2.8%
Eli Lilly & Co.	4,007	$334,544
Roche Holding AG	3,496	979,680
Zoetis, Inc.	5,522	266,271

		$1,580,495

Printing & Publishing – 0.8%
Moody’s Corp.	4,349	$469,518

Restaurants – 0.9%
Whitbread PLC	6,669	$518,275

Specialty Chemicals – 4.4%
Croda International PLC	12,589	$544,358
Ecolab, Inc.	7,244	819,079
Linde AG	1,506	285,256

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Chemicals – continued
Praxair, Inc.	4,030	$481,787
Symrise AG	5,372	333,406

		$2,463,886

Specialty Stores – 2.6%
AutoZone, Inc. (a)	1,198	$798,946
TJX Cos., Inc.	9,720	643,172

		$1,442,118

Total Common Stocks (Identified Cost, $44,567,505)		$56,278,394

MONEY MARKET FUNDS – 0.6%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)	307,235	$307,235

Total Investments (Identified Cost, $44,874,740)		$56,585,629

OTHER ASSETS, LESS LIABILITIES – (0.4)%		(213,339)

NET ASSETS – 100.0%		$56,372,290

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

See Notes to Financial Statements

5

MFS Global Growth Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/15
Assets
Investments
Non-affiliated issuers, at value (identified cost, $44,567,505)	$56,278,394
Underlying affiliated funds, at cost and value	307,235
Total investments, at value (identified cost, $44,874,740)	$56,585,629
Foreign currency, at value (identified cost, $17)	17
Receivables for
Investments sold	37,093
Interest and dividends	131,742
Receivable from investment adviser	4,895
Other assets	419
Total assets		$56,759,795
Liabilities
Payable for fund shares reacquired	$333,751
Payable to affiliates
Shareholder servicing costs	12
Distribution and/or service fees	31
Payable for independent Trustees’ compensation	73
Accrued expenses and other liabilities	53,638
Total liabilities		$387,505
Net assets		$56,372,290
Net assets consist of
Paid-in capital	$39,987,763
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	11,710,707
Accumulated net realized gain (loss) on investments and foreign currency	3,899,382
Undistributed net investment income	774,438
Net assets		$56,372,290
Shares of beneficial interest outstanding		2,444,495

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$54,144,555	2,347,481	$23.06
Service Class	2,227,735	97,014	22.96

See Notes to Financial Statements

6

MFS Global Growth Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/15
Net investment income
Income
Dividends	$554,364
Interest	9,306
Dividends from underlying affiliated funds	176
Foreign taxes withheld	(32,762)
Total investment income		$531,084
Expenses
Management fee	$258,571
Distribution and/or service fees	2,943
Shareholder servicing costs	1,259
Administrative services fee	9,299
Independent Trustees’ compensation	1,379
Custodian fee	19,616
Shareholder communications	4,165
Audit and tax fees	35,537
Legal fees	224
Miscellaneous	4,815
Total expenses		$337,808
Fees paid indirectly	(1)
Reduction of expenses by investment adviser	(44,554)
Net expenses		$293,253
Net investment income		$237,831
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$1,673,660
Foreign currency	(6,251)
Net realized gain (loss) on investments and foreign currency		$1,667,409
Change in unrealized appreciation (depreciation)
Investments	$(342,827)
Translation of assets and liabilities in foreign currencies	2,617
Net unrealized gain (loss) on investments and foreign currency translation		$(340,210)
Net realized and unrealized gain (loss) on investments and foreign currency		$1,327,199
Change in net assets from operations		$1,565,030

See Notes to Financial Statements

7

MFS Global Growth Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/15 (unaudited )	Year ended 12/31/14
Change in net assets
From operations
Net investment income	$237,831	$538,266
Net realized gain (loss) on investments and foreign currency	1,667,409	2,835,354
Net unrealized gain (loss) on investments and foreign currency translation	(340,210)	(909,870)
Change in net assets from operations	$1,565,030	$2,463,750
Distributions declared to shareholders
From net investment income	$—	$(294,235)
Change in net assets from fund share transactions	$(2,614,050)	$(8,549,721)
Total change in net assets	$(1,049,020)	$(6,380,206)
Net assets
At beginning of period	57,421,310	63,801,516
At end of period (including undistributed net investment income of $774,438 and $536,607, respectively)	$56,372,290	$57,421,310

See Notes to Financial Statements

8

MFS Global Growth Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/15		Years ended 12/31
			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$22.45		$21.63	$17.96	$15.11	$16.26	$14.65
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.20	$0.10	$0.11	$0.11	$0.10
Net realized and unrealized gain (loss) on investments and foreign currency	0.51		0.73	3.70	2.86	(1.15)	1.62
Total from investment operations	$0.61		$0.93	$3.80	$2.97	$(1.04)	$1.72
Less distributions declared to shareholders
From net investment income	$—		$(0.11)	$(0.13)	$(0.12)	$(0.11)	$(0.11)
Net asset value, end of period (x)	$23.06		$22.45	$21.63	$17.96	$15.11	$16.26
Total return (%) (k)(r)(s)(x)	2.72	(n)	4.32	21.26	19.72	(6.38)	11.80
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.17	(a)	1.20	1.17	1.19	1.22	1.19
Expenses after expense reductions (f)	1.01	(a)	1.12	1.17	1.19	N/A	N/A
Net investment income	0.84	(a)	0.91	0.49	0.68	0.72	0.66
Portfolio turnover	16	(n)	25	33	40	36	61
Net assets at end of period (000 omitted)	$54,145		$55,050	$60,188	$57,300	$56,309	$71,546

Service Class	Six months ended 6/30/15		Years ended 12/31
			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$22.38		$21.55	$17.89	$15.04	$16.18	$14.58
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.14	$0.05	$0.07	$0.08	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	0.51		0.73	3.69	2.86	(1.16)	1.62
Total from investment operations	$0.58		$0.87	$3.74	$2.93	$(1.08)	$1.68
Less distributions declared to shareholders
From net investment income	$—		$(0.04)	$(0.08)	$(0.08)	$(0.06)	$(0.08)
Net asset value, end of period (x)	$22.96		$22.38	$21.55	$17.89	$15.04	$16.18
Total return (%) (k)(r)(s)(x)	2.59	(n)	4.05	20.94	19.49	(6.67)	11.53
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.42	(a)	1.45	1.42	1.44	1.47	1.44
Expenses after expense reductions (f)	1.26	(a)	1.37	1.42	1.44	N/A	N/A
Net investment income	0.58	(a)	0.63	0.23	0.44	0.49	0.42
Portfolio turnover	16	(n)	25	33	40	36	61
Net assets at end of period (000 omitted)	$2,228		$2,372	$3,614	$3,152	$3,101	$4,098

See Notes to Financial Statements

9

MFS Global Growth Portfolio

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

10

MFS Global Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Global Growth Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and

11

MFS Global Growth Portfolio

Notes to Financial Statements (unaudited) – continued

significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$56,278,394	$—	$—	$56,278,394
Mutual Funds	307,235	—	—	307,235
Total Investments	$56,585,629	$—	$—	$56,585,629

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $17,830,313 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2015, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the

12

MFS Global Growth Portfolio

Notes to Financial Statements (unaudited) – continued

fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended June 30, 2015, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/14
Ordinary income (including any short-term capital gains)	$294,235

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/15
Cost of investments	$44,921,696
Gross appreciation	13,038,897
Gross depreciation	(1,374,964)
Net unrealized appreciation (depreciation)	$11,663,933

As of 12/31/14
Undistributed ordinary income	563,607
Undistributed long-term capital gain	2,278,929
Other temporary differences	(2,799)
Net unrealized appreciation (depreciation)	12,006,760

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share

13

MFS Global Growth Portfolio

Notes to Financial Statements (unaudited) – continued

dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/15	Year ended 12/31/14
Initial Class	$—	$289,368
Service Class	—	4,867
Total	$—	$294,235

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $2 billion	0.65%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2015, this management fee reduction amounted to $1,908, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2015 was equivalent to an annual effective rate of 0.89% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 1.01% of average daily net assets for the Initial Class shares and 1.26% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2017. For the six months ended June 30, 2015, this reduction amounted to $42,646, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2015, the fee was $1,234, which equated to 0.0043% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2015, these costs amounted to $25.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2015 was equivalent to an annual effective rate of 0.0324% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement.

14

MFS Global Growth Portfolio

Notes to Financial Statements (unaudited) – continued

For the six months ended June 30, 2015, the fee paid by the fund under this agreement was $74 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2015, purchases and sales of investments, other than short-term obligations, aggregated $8,907,053 and $11,093,963, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	42,030	$986,597	23,527	$516,947
Service Class	2,448	56,552	3,725	82,392
	44,478	$1,043,149	27,252	$599,339
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	12,872	$289,368
Service Class	—	—	217	4,867
	—	$—	13,089	$294,235
Shares reacquired
Initial Class	(146,877)	$(3,392,134)	(366,883)	$(8,054,870)
Service Class	(11,417)	(265,065)	(65,694)	(1,388,425)
	(158,294)	$(3,657,199)	(432,577)	$(9,443,295)
Net change
Initial Class	(104,847)	$(2,405,537)	(330,484)	$(7,248,555)
Service Class	(8,969)	(208,513)	(61,752)	(1,301,166)
	(113,816)	$(2,614,050)	(392,236)	$(8,549,721)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2015, the fund’s commitment fee and interest expense were $97 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	361,434	4,866,486	(4,920,685)	307,235

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$176	$307,235

15

MFS Global Growth Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products” section of mfs.com.

16

SEMIANNUAL REPORT

June 30, 2015

MFS® GLOBAL RESEARCH PORTFOLIO

MFS® Variable Insurance Trust II

RES-SEM

MFS® GLOBAL RESEARCH PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Global Research Portfolio

LETTER FROM THE CHAIRMAN

Dear Contract Owners:

The U.S. economy stumbled slightly in the first quarter of 2015, held back by a strong dollar, weak overseas demand and harsh winter weather that hurt domestic consumption. However, growth resumed in the second quarter.

Other major economies and regions have struggled, leading central banks to step up their efforts to stimulate economic growth. The European Central Bank’s quantitative easing program has begun to make an impact. However, risks associated with a potential Greek debt default and potential eurozone exit have weighed on business and investor confidence.

Despite the People’s Bank of China’s targeted stimulative actions, China’s economic growth rate has continued to decelerate to multidecade lows, and Chinese equity markets are beginning to show signs of strain.

The world’s financial markets have become increasingly complex in recent years. Now, more than ever, it is important to understand companies on a global basis. At MFS®, we believe our integrated research platform, collaborative culture, active risk management process and long-term focus give us a research advantage.

As investors, we aim to add long-term value. We believe this approach will serve you well as you work with your financial advisor to reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

August 14, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Global Research Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Danaher Corp.	1.5%
Novartis AG	1.4%
Exxon Mobil Corp.	1.3%
Allergan PLC	1.3%
Wells Fargo & Co.	1.3%
Roche Holding AG	1.2%
BG Group PLC	1.2%
JPMorgan Chase & Co.	1.2%
Biogen, Inc.	1.1%
Visa, Inc., “A”	1.1%

Global equity sectors
Financial Services	22.4%
Capital Goods	17.1%
Technology	14.4%
Health Care	12.5%
Consumer Cyclicals	10.7%
Energy	10.0%
Consumer Staples	7.4%
Telecommunications/Cable Television	5.1%

Issuer country weightings (x)
United States	59.3%
United Kingdom	6.9%
Japan	6.7%
Switzerland	5.8%
France	3.5%
Hong Kong	2.4%
Germany	1.8%
Netherlands	1.6%
Canada	1.5%
Other Countries	10.5%

Currency exposure weightings (y)
United States Dollar	61.2%
Euro	8.4%
British Pound Sterling	6.9%
Japanese Yen	6.7%
Swiss Franc	5.8%
Hong Kong Dollar	3.3%
Taiwan Dollar	1.1%
Swedish Krona	1.0%
Australian Dollar	0.9%
Other Currencies	4.7%

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Other.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and the Notes to Financial Statements for additional information related to certain risks associated with assets included in “Other”.

Percentages are based on net assets as of 6/30/15.

The portfolio is actively managed and current holdings may be different.

2

MFS Global Research Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2015 through June 30, 2015

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2015 through June 30, 2015.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/15	Ending Account Value 6/30/15	Expenses Paid During Period (p) 1/01/15-6/30/15
Initial Class	Actual	0.92%	$1,000.00	$1,043.29	$4.66
	Hypothetical (h)	0.92%	$1,000.00	$1,020.23	$4.61
Service Class	Actual	1.17%	$1,000.00	$1,041.90	$5.92
	Hypothetical (h)	1.17%	$1,000.00	$1,018.99	$5.86

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

MFS Global Research Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.3%
Aerospace – 2.6%
Honeywell International, Inc.	9,407	$959,232
Northrop Grumman Corp.	5,770	915,295
Rockwell Collins, Inc.	4,796	442,911
United Technologies Corp.	7,190	797,587

		$3,115,025

Apparel Manufacturers – 1.9%
Burberry Group PLC	18,416	$454,587
Global Brands Group Holding Ltd. (a)	1,374,000	288,925
LVMH Moet Hennessy Louis Vuitton S.A.	5,545	971,476
PVH Corp.	4,494	517,709

		$2,232,697

Automotive – 1.5%
Delphi Automotive PLC	7,367	$626,858
DENSO Corp.	17,100	851,751
Guangzhou Automobile Group Co. Ltd., “H”	336,000	311,226

		$1,789,835

Biotechnology – 1.7%
Alexion Pharmaceuticals, Inc. (a)	3,701	$669,030
Biogen, Inc. (a)	3,353	1,354,411

		$2,023,441

Broadcasting – 2.8%
Time Warner, Inc.	13,979	$1,221,904
Twenty-First Century Fox, Inc.	36,269	1,180,375
WPP PLC	39,641	888,197

		$3,290,476

Brokerage & Asset Managers – 1.8%
BlackRock, Inc.	2,547	$881,211
Franklin Resources, Inc.	13,116	643,077
NASDAQ OMX Group, Inc.	11,662	569,222

		$2,093,510

Business Services – 3.3%
Accenture PLC, “A”	9,484	$917,862
Cognizant Technology Solutions Corp., “A” (a)	10,700	653,663
Equifax, Inc.	3,656	354,961
Fidelity National Information Services, Inc.	11,295	698,031
Fiserv, Inc. (a)	3,735	309,370
Gartner, Inc. (a)	6,700	574,726
Global Payments, Inc.	4,096	423,731

		$3,932,344

Cable TV – 1.3%
Charter Communications, Inc., “A” (a)	5,538	$948,383
Time Warner Cable, Inc.	3,125	556,781

		$1,505,164

Chemicals – 1.5%
E.I. du Pont de Nemours & Co.	4,755	$304,082
Monsanto Co.	5,179	552,030

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Chemicals – continued
Orica Ltd.	23,129	$379,746
PPG Industries, Inc.	4,558	522,894

		$1,758,752

Computer Software – 2.0%
Adobe Systems, Inc. (a)	9,754	$790,172
Oracle Corp.	7,563	304,789
Qlik Technologies, Inc. (a)	11,315	395,572
Salesforce.com, Inc. (a)	11,879	827,135

		$2,317,668

Computer Software – Systems – 2.4%
Apple, Inc.	7,062	$885,751
EMC Corp.	30,074	793,653
Hewlett-Packard Co.	18,057	541,891
NCR Corp. (a)	7,989	240,469
Sabre Corp.	16,471	392,010

		$2,853,774

Conglomerates – 0.4%
CK Hutchison Holdings Ltd.	31,464	$462,327

Construction – 0.8%
Sherwin-Williams Co.	3,397	$934,243

Consumer Products – 2.1%
Colgate-Palmolive Co.	12,887	$842,939
L’Oreal S.A.	3,625	646,613
Newell Rubbermaid, Inc.	23,144	951,450

		$2,441,002

Consumer Services – 0.6%
Priceline Group, Inc. (a)	659	$758,753

Containers – 0.4%
Crown Holdings, Inc. (a)	9,882	$522,857

Electrical Equipment – 3.0%
Danaher Corp. (s)	21,191	$1,813,738
Schneider Electric S.A.	7,465	515,403
Siemens AG	6,379	642,535
W.W. Grainger, Inc.	2,593	613,633

		$3,585,309

Electronics – 2.6%
Avago Technologies Ltd.	5,668	$753,447
MediaTek, Inc.	38,500	526,568
Mellanox Technologies Ltd. (a)	10,189	495,084
NXP Semiconductors N.V. (a)	4,277	420,001
Taiwan Semiconductor Manufacturing Co. Ltd.	125,000	569,204
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	12,186	276,744

		$3,041,048

4

MFS Global Research Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Energy – Independent – 3.0%
Anadarko Petroleum Corp.	9,041	$705,740
EOG Resources, Inc.	10,969	960,336
INPEX Corp.	32,800	372,931
Memorial Resource Development Corp. (a)	27,944	530,098
Oil Search Ltd.	93,381	513,703
Pioneer Natural Resources Co.	3,168	439,370

		$3,522,178

Energy – Integrated – 2.5%
BG Group PLC	86,435	$1,438,917
Exxon Mobil Corp. (s)	18,095	1,505,504

		$2,944,421

Food & Beverages – 4.3%
Coca-Cola Co.	25,462	$998,874
Danone S.A.	13,211	854,093
M. Dias Branco S.A. Industria e Comercio de Alimentos	7,210	190,158
Mead Johnson Nutrition Co., “A”	6,396	577,047
Mondelez International, Inc.	24,982	1,027,759
Nestle S.A.	16,299	1,176,729
Want Want China Holdings Ltd.	251,000	265,521

		$5,090,181

Food & Drug Stores – 1.1%
CVS Health Corp.	12,224	$1,282,053

General Merchandise – 1.3%
Dollar Tree, Inc. (a)	8,081	$638,318
Target Corp.	11,396	930,255

		$1,568,573

Insurance – 3.1%
AIA Group Ltd.	173,000	$1,132,644
American International Group, Inc.	17,583	1,086,981
Hiscox Ltd.	51,511	679,059
MetLife, Inc.	14,045	786,380

		$3,685,064

Internet – 3.4%
Alibaba Group Holding Ltd., ADR (a)	5,578	$458,902
Facebook, Inc., “A “ (a)	11,320	970,860
Google, Inc., “A” (a)	2,372	1,280,975
Google, Inc., “C” (a)	1,167	607,435
LinkedIn Corp., “A” (a)	3,408	704,195

		$4,022,367

Machinery & Tools – 1.7%
Atlas Copco AB, “A”	21,870	$612,055
Roper Technologies, Inc.	5,143	886,962
Schindler Holding AG	3,405	556,847

		$2,055,864

Major Banks – 6.6%
BNP Paribas	13,287	$802,124
BOC Hong Kong Holdings Ltd.	166,000	691,707
Goldman Sachs Group, Inc.	2,890	603,403

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Major Banks – continued
HSBC Holdings PLC	136,480	$1,222,546
JPMorgan Chase & Co.	20,490	1,388,402
Standard Chartered PLC	40,583	649,776
Sumitomo Mitsui Financial Group, Inc.	22,100	985,774
Wells Fargo & Co.	26,676	1,500,258

		$7,843,990

Medical & Health Technology & Services – 0.6%
McKesson Corp.	3,339	$750,641

Medical Equipment – 3.0%
Abbott Laboratories	22,407	$1,099,736
Stryker Corp.	9,613	918,714
Terumo Corp.	19,400	465,562
Thermo Fisher Scientific, Inc.	8,696	1,128,393

		$3,612,405

Metals & Mining – 0.9%
Iluka Resources Ltd.	33,249	$197,017
Rio Tinto Ltd.	21,647	889,096

		$1,086,113

Natural Gas – Distribution – 1.4%
Centrica PLC	93,424	$387,238
China Resources Gas Group Ltd.	180,000	534,087
Engie	21,279	394,749
Tokyo Gas Co. Ltd.	58,000	308,044

		$1,624,118

Natural Gas – Pipeline – 1.0%
Enbridge, Inc.	12,620	$590,180
Williams Cos., Inc.	10,731	615,852

		$1,206,032

Network & Telecom – 0.8%
Cisco Systems, Inc.	34,000	$933,640

Oil Services – 0.7%
Schlumberger Ltd.	9,451	$814,582

Other Banks & Diversified Financials – 10.7%
Aeon Credit Service Co. Ltd.	22,700	$630,633
American Express Co.	14,884	1,156,784
Credicorp Ltd.	4,219	586,103
DBS Group Holdings Ltd.	56,500	867,940
Discover Financial Services	11,202	645,459
Fifth Third Bancorp	31,206	649,709
HDFC Bank Ltd.	54,715	916,914
ING Groep N.V.	46,158	762,111
Intesa Sanpaolo S.p.A.	222,351	806,132
Julius Baer Group Ltd.	11,934	669,489
Kasikornbank PLC, NVDR	83,400	466,687
KBC Group N.V.	10,009	668,842
Lloyds TSB Group PLC	607,581	813,754
Sberbank of Russia, ADR	73,418	383,242
UBS AG	61,004	1,293,876
Visa, Inc., “A”	19,847	1,332,726

		$12,650,401

5

MFS Global Research Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Pharmaceuticals – 7.1%
Allergan PLC (a)(s)	4,957	$1,504,251
Bayer AG	6,312	883,487
Eli Lilly & Co.	10,877	908,121
Novartis AG	17,226	1,697,819
Roche Holding AG	5,274	1,477,927
Santen Pharmaceutical Co. Ltd.	55,200	781,645
Valeant Pharmaceuticals International, Inc. (a)	5,245	1,165,177

		$8,418,427

Railroad & Shipping – 0.9%
Union Pacific Corp.	10,841	$1,033,906

Real Estate – 0.2%
Cheung Kong Property Holdings Ltd. (a)	30,964	$256,850

Restaurants – 1.2%
Aramark	18,130	$561,486
YUM! Brands, Inc.	10,230	921,518

		$1,483,004

Specialty Chemicals – 2.8%
Akzo Nobel N.V.	9,772	$711,072
JSR Corp.	36,600	647,159
LG Chemical Ltd.	3,117	778,237
Linde AG	3,277	620,706
W.R. Grace & Co. (a)	5,654	567,096

		$3,324,270

Specialty Stores – 1.8%
Gap, Inc.	11,589	$442,352
Hennes & Mauritz AB, “B”	15,185	584,697
Ryohin Keikaku Co. Ltd.	2,200	426,752
Urban Outfitters, Inc. (a)	17,809	623,315

		$2,077,116

Telecommunications – Wireless – 2.3%
American Tower Corp., REIT	7,513	$700,888
KDDI Corp.	48,300	1,165,814
Mobile TeleSystems OJSC (a)	42,836	188,700
Philippine Long Distance Telephone Co.	4,400	274,207
Vodafone Group PLC	123,516	446,080

		$2,775,689

Telephone Services – 1.2%
BT Group PLC	41,012	$290,109
Hellenic Telecommunications Organization S.A.	37,135	311,934
TDC A.S.	61,180	448,617
Verizon Communications, Inc.	7,743	360,901

		$1,411,561

Tobacco – 1.0%
Japan Tobacco, Inc.	18,700	$666,269
Reynolds American, Inc.	7,574	565,475

		$1,231,744

Trucking – 0.5%
Yamato Holdings Co. Ltd.	31,100	$602,128

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Utilities – Electric Power – 1.5%
CMS Energy Corp.	37,854	$1,205,271
NextEra Energy, Inc.	6,066	594,650

		$1,799,921

Total Common Stocks (Identified Cost, $101,940,272)		$117,765,464

PREFERRED STOCKS – 0.3%
Telephone Services – 0.3%
Telecom Italia S.p.A. (Identified Cost, $394,377)	352,009	$359,276

MONEY MARKET FUNDS – 0.7%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)	891,773	$891,773

Total Investments (Identified Cost, $103,226,422)		$119,016,513

OTHER ASSETS, LESS LIABILITIES – (0.3)%		(365,413)

NET ASSETS – 100.0%		$118,651,100

(a)	Non-income producing security.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At June 30, 2015, the fund had no short sales outstanding.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

At June 30, 2015, the fund had cash collateral of $8,687 and other liquid securities with an aggregate value of $578,517 to cover any commitments for securities sold short. Cash collateral is comprised of “Deposits with brokers” in the Statement of Assets and Liabilities. At June 30, 2015, the fund had no short sales outstanding.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

NVDR	Non-Voting Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

6

MFS Global Research Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/15
Assets
Investments
Non-affiliated issuers, at value (identified cost, $102,334,649)	$118,124,740
Underlying affiliated funds, at cost and value	891,773
Total investments, at value (identified cost, $103,226,422)	$119,016,513
Foreign currency, at value (identified cost, $34)	34
Deposits with brokers	8,687
Receivables for
Investments sold	492,593
Interest and dividends	287,083
Other assets	721
Total assets		$119,805,631
Liabilities
Payables for
Investments purchased	$767,145
Fund shares reacquired	307,903
Payable to affiliates
Investment adviser	4,304
Shareholder servicing costs	18
Distribution and/or service fees	125
Payable for independent Trustees’ compensation	58
Deferred country tax expense payable	1,058
Accrued expenses and other liabilities	73,920
Total liabilities		$1,154,531
Net assets		$118,651,100
Net assets consist of
Paid-in capital	$108,333,193
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $1,058 deferred country tax)	15,784,648
Accumulated net realized gain (loss) on investments and foreign currency	(7,720,862)
Undistributed net investment income	2,254,121
Net assets		$118,651,100
Shares of beneficial interest outstanding		4,518,553

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$109,628,987	4,173,023	$26.27
Service Class	9,022,113	345,530	26.11

See Notes to Financial Statements

7

MFS Global Research Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/15
Net investment income
Income
Dividends	$1,443,190
Interest	5,578
Dividends from underlying affiliated funds	347
Foreign taxes withheld	(86,060)
Total investment income		$1,363,055
Expenses
Management fee	$454,508
Distribution and/or service fees	11,649
Shareholder servicing costs	1,861
Administrative services fee	14,335
Independent Trustees’ compensation	2,320
Custodian fee	38,628
Shareholder communications	8,082
Audit and tax fees	33,120
Legal fees	491
Miscellaneous	6,243
Total expenses		$571,237
Fees paid indirectly	(3)
Reduction of expenses by investment adviser	(4,024)
Net expenses		$567,210
Net investment income		$795,845
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments (net of $279 country tax)	$5,308,161
Foreign currency	(11,223)
Net realized gain (loss) on investments and foreign currency		$5,296,938
Change in unrealized appreciation (depreciation)
Investments (net of $5,952 decrease in deferred country tax)	$(869,955)
Translation of assets and liabilities in foreign currencies	3,155
Net unrealized gain (loss) on investments and foreign currency translation		$(866,800)
Net realized and unrealized gain (loss) on investments and foreign currency		$4,430,138
Change in net assets from operations		$5,225,983

See Notes to Financial Statements

8

MFS Global Research Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/15 (unaudited )	Year ended 12/31/14
Change in net assets
From operations
Net investment income	$795,845	$1,470,807
Net realized gain (loss) on investments and foreign currency	5,296,938	10,815,776
Net unrealized gain (loss) on investments and foreign currency translation	(866,800)	(9,178,157)
Change in net assets from operations	$5,225,983	$3,108,426
Distributions declared to shareholders
From net investment income	$—	$(1,348,125)
Change in net assets from fund share transactions	$(9,143,851)	$(16,911,014)
Total change in net assets	$(3,917,868)	$(15,150,713)
Net assets
At beginning of period	122,568,968	137,719,681
At end of period (including undistributed net investment income of $2,254,121 and $1,458,276, respectively)	$118,651,100	$122,568,968

See Notes to Financial Statements

9

MFS Global Research Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/15		Years ended 12/31
			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$25.18		$24.85	$20.36	$17.71	$19.23	$17.29
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.29	$0.24	$0.30	$0.27	$0.20
Net realized and unrealized gain (loss) on investments and foreign currency	0.92		0.31	4.61	2.66	(1.56)	1.97
Total from investment operations	$1.09		$0.60	$4.85	$2.96	$(1.29)	$2.17
Less distributions declared to shareholders
From net investment income	$—		$(0.27)	$(0.36)	$(0.31)	$(0.23)	$(0.23)
Net asset value, end of period (x)	$26.27		$25.18	$24.85	$20.36	$17.71	$19.23
Total return (%) (k)(r)(s)(x)	4.33	(n)	2.40	24.00	16.81	(6.73)	12.66
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.92	(a)	0.92	0.92	0.94	0.97	0.97
Expenses after expense reductions (f)	0.92	(a)	0.91	0.92	0.94	N/A	N/A
Net investment income	1.33	(a)	1.15	1.08	1.58	1.38	1.18
Portfolio turnover	22	(n)	37	41	40	54	59
Net assets at end of period (000 omitted)	$109,629		$113,018	$126,707	$117,388	$117,312	$144,156
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	N/A		0.91	0.91	0.93	0.96	0.96

See Notes to Financial Statements

10

MFS Global Research Portfolio

Financial Highlights – continued

Service Class	Six months ended 6/30/15		Years ended 12/31
			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$25.06		$24.72	$20.25	$17.60	$19.11	$17.18
Income (loss) from investment operations
Net investment income (d)	$0.14		$0.23	$0.19	$0.26	$0.22	$0.16
Net realized and unrealized gain (loss) on investments and foreign currency	0.91		0.31	4.57	2.64	(1.55)	1.96
Total from investment operations	$1.05		$0.54	$4.76	$2.90	$(1.33)	$2.12
Less distributions declared to shareholders
From net investment income	$—		$(0.20)	$(0.29)	$(0.25)	$(0.18)	$(0.19)
Net asset value, end of period (x)	$26.11		$25.06	$24.72	$20.25	$17.60	$19.11
Total return (%) (k)(r)(s)(x)	4.19	(n)	2.15	23.68	16.57	(7.00)	12.42
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.17	(a)	1.17	1.17	1.19	1.22	1.22
Expenses after expense reductions (f)	1.17	(a)	1.16	1.17	1.19	N/A	N/A
Net investment income	1.08	(a)	0.90	0.86	1.35	1.13	0.93
Portfolio turnover	22	(n)	37	41	40	54	59
Net assets at end of period (000 omitted)	$9,022		$9,551	$11,013	$12,578	$13,073	$17,036
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	N/A		1.16	1.16	1.18	1.21	1.21

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower. Excluding the effect of the proceeds received from a non-recurring litigation settlement against Tyco International Ltd., the Initial Class and Service Class total returns for the year ended December 31, 2010 would have been lower by approximately 0.71% and 0.70%, respectively.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

11

MFS Global Research Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Global Research Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be

12

MFS Global Research Portfolio

Notes to Financial Statements (unaudited) – continued

valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$69,899,593	$—	$—	$69,899,593
United Kingdom	8,159,359	—	—	8,159,359
Japan	7,904,461	—	—	7,904,461
Switzerland	6,872,687	—	—	6,872,687
France	4,184,458	—	—	4,184,458
Hong Kong	2,832,453	—	—	2,832,453
Germany	2,146,728	—	—	2,146,728
Netherlands	1,893,184	—	—	1,893,184
Canada	1,755,356	—	—	1,755,356
Other Countries	11,975,827	500,634	—	12,476,461
Mutual Funds	891,773	—	—	891,773
Total Investments	$118,515,879	$500,634	$—	$119,016,513
For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $311,934 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $34,225,555 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes

13

MFS Global Research Portfolio

Notes to Financial Statements (unaudited) – continued

the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2015, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended June 30, 2015, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and straddle loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/14
Ordinary income (including any short-term capital gains)	$1,348,125

14

MFS Global Research Portfolio

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/15
Cost of investments	$103,256,294
Gross appreciation	20,823,130
Gross depreciation	(5,062,911)
Net unrealized appreciation (depreciation)	$15,760,219

As of 12/31/14
Undistributed ordinary income	1,458,276
Capital loss carryforwards	(12,937,239)
Other temporary differences	(65,239)
Net unrealized appreciation (depreciation)	16,636,126

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after December 31, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2014, the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

12/31/17	$(12,937,239)

The availability of $12,937,239 of the capital loss carryforwards of the fund may be limited in a given year due to a change in ownership of the fund on July 31, 2013.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/15	Year ended 12/31/14
Initial Class	$—	$1,271,809
Service Class	—	76,316
Total	$—	$1,348,125

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $300 million of average daily net assets	0.75%
Average daily net assets in excess of $300 million	0.675%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2015, this management fee reduction amounted to $4,024, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2015 was equivalent to an annual effective rate of 0.74% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by

15

MFS Global Research Portfolio

Notes to Financial Statements (unaudited) – continued

MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2015, the fee was $1,847, which equated to 0.0030% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2015, these costs amounted to $14.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2015 was equivalent to an annual effective rate of 0.0236% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2015, the fee paid by the fund under this agreement was $157 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2015, purchases and sales of investments, other than short-term obligations, aggregated $26,476,300 and $34,741,324, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	7,491	$194,805	27,217	$688,081
Service Class	2,276	57,957	14,838	368,961
	9,767	$252,762	42,055	$1,057,042
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	49,124	$1,271,809
Service Class	—	—	2,959	76,316
	—	$—	52,083	$1,348,125
Shares reacquired
Initial Class	(323,162)	$(8,418,217)	(685,547)	$(17,270,545)
Service Class	(37,918)	(978,396)	(82,044)	(2,045,636)
	(361,080)	$(9,396,613)	(767,591)	$(19,316,181)
Net change
Initial Class	(315,671)	$(8,223,412)	(609,206)	$(15,310,655)
Service Class	(35,642)	(920,439)	(64,247)	(1,600,359)
	(351,313)	$(9,143,851)	(673,453)	$(16,911,014)

16

MFS Global Research Portfolio

Notes to Financial Statements (unaudited) – continued

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2015, the fund’s commitment fee and interest expense were $208 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	989,853	10,375,571	(10,473,651)	891,773

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$347	$891,773

17

MFS Global Research Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products” section of mfs.com.

18

SEMIANNUAL REPORT

June 30, 2015

MFS® GLOBAL TACTICAL ALLOCATION PORTFOLIO

MFS® Variable Insurance Trust II

WTS-SEM

MFS® GLOBAL TACTICAL ALLOCATION PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Global Tactical Allocation Portfolio

LETTER FROM THE CHAIRMAN

Dear Contract Owners:

The U.S. economy stumbled slightly in the first quarter of 2015, held back by a strong dollar, weak overseas demand and harsh winter weather that hurt domestic consumption. However, growth resumed in the second quarter.

Other major economies and regions have struggled, leading central banks to step up their efforts to stimulate economic growth. The European Central Bank’s quantitative easing program has begun to make an impact. However, risks associated with a potential Greek debt default and potential eurozone exit have weighed on business and investor confidence.

Despite the People’s Bank of China’s targeted stimulative actions, China’s economic growth rate has continued to decelerate to multidecade lows, and Chinese equity markets are beginning to show signs of strain.

The world’s financial markets have become increasingly complex in recent years. Now, more than ever, it is important to understand companies on a global basis. At MFS®, we believe our integrated research platform, collaborative culture, active risk management process and long-term focus give us a research advantage.

As investors, we aim to add long-term value. We believe this approach will serve you well as you work with your financial advisor to reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

August 14, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

MFS Global Tactical Allocation Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

		Active Security Selection (a)	Tactical Overlay (b)	Net Market Exposure (c)
Fixed Income	U.S.	17.5%	10.7%	28.2%
	Europe ex-U.K.	16.0%	(7.4)%	8.6%
	Asia/Pacific ex-Japan	2.6%	5.1%	7.7%
	Emerging Markets	4.2%	0.0%	4.2%
	United Kingdom	3.3%	0.7%	4.0%
	Supranational	0.1%	0.0%	0.1%
	Developed - Middle East/Africa	0.1%	0.0%	0.1%
	North America ex-U.S.	2.3%	(5.8)%	(3.5)%
	Japan	6.5%	(10.2)%	(3.7)%
	Total	52.6%	(6.9)%	45.7%
Equity	Europe ex-U.K.	6.7%	8.7%	15.4%
	U.S. Large Cap	17.8%	(3.6)%	14.2%
	Japan	4.2%	0.7%	4.9%
	Emerging Markets	0.4%	4.3%	4.7%
	United Kingdom	3.2%	(0.2)%	3.0%
	Asia/Pacific ex-Japan	0.5%	(0.1)%	0.4%
	U.S. Small/Mid Cap	0.8%	(2.9)%	(2.1)%
	North America ex-U.S.	0.6%	(3.7)%	(3.1)%
	Total	34.2%	3.2%	37.4%
Real Estate-related	Non-U.S.	0.7%	0.0%	0.7%
	U.S.	0.5%	0.0%	0.5%
	Total	1.2%	0.0%	1.2%
Cash	Cash & Equivalents (d)	4.7%	3.1%	7.8%
	Derivative Offsets (e)	4.1%	3.8%	7.9%
	Total	8.8%	6.9%	15.7%
Total Net Exposure Summary		96.8%	3.2%	100.0%

Strategic Allocation Targets & Net Exposure Ranges
Asset Class	Target (w)	Ranges (z)
Equities	35%	0 to 70%
Fixed Income, Cash and Cash Equivalents	65%	30 to 100%

Top ten holdings (c)
US Treasury Note 10 yr Future SEP 2015	8.2%
Australian Treasury Bond 10 yr Future SEP 2015	5.1%
MSCI Taiwan Index Future JUL 2015	3.0%
Hang Seng Index Future JUL 2015	2.8%
S&P ASX 200 Index Future SEP 2015	(3.5)%
S&P TSX 60 Index Future SEP 2015	(3.7)%
E-Mini S&P 500 Index Future SEP 2015	(4.1)%
Canadian Treasury Bond 10 yr Future SEP 2015	(5.8)%
German Euro Bund Future SEP 2015	(7.0)%
Japanese Government Bond 10 yr Future SEP 2015	(10.2)%

MFS Global Tactical Allocation Portfolio

Portfolio Composition – continued

(a)	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b)	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c)	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d)	Cash & Equivalents includes cash, other assets (excluding interest receivables) less liabilities, short term securities, and the unrealized gain or loss in connection with all forward foreign currency exchange contracts. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and the Notes to Financial Statements for additional information related to risks associated with forward foreign currency exchange contracts.
(e)	Derivative Offsets represent the offsetting of the leverage produced by the fund’s derivative positions. Please see the Notes to Financial Statements for additional information related to risks associated with the fund’s derivative positions.
(w)	The strategic asset class allocations have been selected for investment over longer time periods. The actual strategic asset class weightings can deviate due to market movements and cash flows.
(z)	The fund’s net exposures to the asset classes referenced will normally fall within theses ranges after taking into account the tactical overlay.

Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The value of derivatives may be different.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Percentages are based on net assets as of 6/30/15.

The portfolio is actively managed and current holdings may be different.

MFS Global Tactical Allocation Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2015 through June 30, 2015

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2015 through June 30, 2015.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/15	Ending Account Value 6/30/15	Expenses Paid During Period (p) 1/01/15-6/30/15
Initial Class	Actual	0.75%	$1,000.00	$1,003.65	$3.73
	Hypothetical (h)	0.75%	$1,000.00	$1,021.08	$3.76
Service Class	Actual	1.00%	$1,000.00	$1,001.85	$4.96
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MFS Global Tactical Allocation Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 34.1%
Aerospace – 1.8%
Cobham PLC	350,075	$1,446,645
Honeywell International, Inc.	48,371	4,932,391
Lockheed Martin Corp.	29,087	5,407,273
Northrop Grumman Corp.	9,125	1,447,499
United Technologies Corp.	35,416	3,928,697

		$17,162,505

Alcoholic Beverages – 0.9%
Heineken N.V.	55,671	$4,224,750
Pernod Ricard S.A.	36,592	4,226,318

		$8,451,068

Automotive – 0.4%
Johnson Controls, Inc.	40,384	$2,000,220
USS Co. Ltd.	94,500	1,706,459

		$3,706,679

Broadcasting – 0.8%
Fuji Media Holdings, Inc.	60,600	$804,633
Nippon Television Holdings, Inc.	65,300	1,155,162
Omnicom Group, Inc.	32,455	2,255,298
Viacom, Inc., “B”	18,548	1,198,943
Walt Disney Co.	19,131	2,183,612

		$7,597,648

Brokerage & Asset Managers – 0.6%
BlackRock, Inc.	7,370	$2,549,873
Computershare Ltd.	77,769	702,631
Daiwa Securities Group, Inc.	142,000	1,064,202
Franklin Resources, Inc.	22,271	1,091,947

		$5,408,653

Business Services – 1.9%
Accenture PLC, “A”	58,407	$5,652,629
Amadeus IT Holding S.A.	70,072	2,793,171
Bunzl PLC	95,563	2,609,665
Compass Group PLC	231,186	3,825,033
Nomura Research, Inc.	80,800	3,162,414

		$18,042,912

Cable TV – 0.5%
Comcast Corp., “Special A”	71,794	$4,303,332

Chemicals – 1.2%
3M Co.	33,298	$5,137,881
Givaudan S.A.	1,231	2,130,336
Orica Ltd.	29,488	484,151
PPG Industries, Inc.	26,272	3,013,924

		$10,766,292

Computer Software – 0.4%
Cadence Design Systems, Inc. (a)	42,195	$829,554
Oracle Corp.	73,258	2,952,297

		$3,781,851

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – Systems – 0.4%
International Business Machines Corp.	20,463	$3,328,512

Construction – 0.2%
Geberit AG	3,990	$1,330,213
Stanley Black & Decker, Inc.	7,173	754,887

		$2,085,100

Consumer Products – 1.6%
Kao Corp.	121,700	$5,661,136
Kobayashi Pharmaceutical Co. Ltd.	22,100	1,502,406
KOSE Corp.	15,300	1,257,654
Procter & Gamble Co.	32,988	2,580,981
Reckitt Benckiser Group PLC	41,956	3,617,874

		$14,620,051

Containers – 0.4%
Brambles Ltd.	394,109	$3,223,194
Crown Holdings, Inc. (a)	13,278	702,539

		$3,925,733

Electrical Equipment – 1.0%
Danaher Corp.	27,867	$2,385,137
Legrand S.A.	46,505	2,610,969
Pentair PLC	12,903	887,081
Spectris PLC	44,946	1,490,112
Tyco International PLC	49,260	1,895,525

		$9,268,824

Electronics – 1.3%
Halma PLC	125,931	$1,507,762
Hirose Electric Co. Ltd.	12,900	1,847,751
NVIDIA Corp.	56,193	1,130,041
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	156,527	3,554,728
Texas Instruments, Inc.	83,114	4,281,202

		$12,321,484

Energy – Independent – 0.3%
Cairn Energy PLC (a)	209,347	$558,534
Occidental Petroleum Corp.	25,378	1,973,647

		$2,532,181

Energy – Integrated – 0.8%
Chevron Corp.	20,000	$1,929,400
Exxon Mobil Corp.	50,096	4,167,987
Suncor Energy, Inc.	47,224	1,300,645

		$7,398,032

Food & Beverages – 1.7%
Danone S.A.	82,072	$5,305,965
General Mills, Inc.	53,090	2,958,175
Nestle S.A.	99,166	7,159,426

		$15,423,566

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Food & Drug Stores – 0.7%
CVS Health Corp.	63,333	$6,642,365

General Merchandise – 0.4%
Target Corp.	44,736	$3,651,800

Insurance – 2.2%
ACE Ltd.	15,595	$1,585,700
Aon PLC	30,036	2,993,988
Fairfax Financial Holdings Ltd.	7,236	3,568,061
Hiscox Ltd.	91,079	1,200,675
MetLife, Inc.	66,573	3,727,422
Prudential Financial, Inc.	23,768	2,080,175
Travelers Cos., Inc.	42,414	4,099,737
Zurich Insurance Group AG	4,713	1,434,643

		$20,690,401

Leisure & Toys – 0.2%
Hasbro, Inc.	20,823	$1,557,352

Machinery & Tools – 0.2%
Glory Ltd.	23,500	$696,062
Illinois Tool Works, Inc.	8,392	770,302
Neopost S.A. (a)	17,983	773,766

		$2,240,130

Major Banks – 2.8%
Bank of New York Mellon Corp.	80,850	$3,393,275
Goldman Sachs Group, Inc.	14,340	2,994,049
HSBC Holdings PLC	298,505	2,673,917
JPMorgan Chase & Co.	99,087	6,714,135
State Street Corp.	36,548	2,814,196
Sumitomo Mitsui Financial Group, Inc.	22,000	981,313
Wells Fargo & Co.	122,952	6,914,820

		$26,485,705

Medical Equipment – 0.9%
Abbott Laboratories	69,045	$3,388,729
Medtronic PLC	46,292	3,430,237
St. Jude Medical, Inc.	20,855	1,523,875

		$8,342,841

Network & Telecom – 0.5%
Ericsson, Inc., “B”	427,405	$4,428,800

Oil Services – 0.2%
Schlumberger Ltd.	22,214	$1,914,625

Other Banks & Diversified Financials – 1.4%
American Express Co.	8,458	$657,356
DnB NOR A.S.A.	150,513	2,510,966
Hachijuni Bank Ltd.	78,000	588,896
ING Groep N.V.	206,151	3,403,743
North Pacific Bank Ltd.	67,700	302,585
U.S. Bancorp	93,114	4,041,148
UBS AG	63,340	1,343,422

		$12,848,116

Pharmaceuticals – 3.5%
Bayer AG	31,947	$4,471,601
GlaxoSmithKline PLC (a)	217,666	4,523,052

Issuer	Shares/Par		Value ($)

COMMON STOCKS – continued
Pharmaceuticals – continued
Johnson & Johnson		71,167	$6,935,936
Novartis AG		49,697	4,898,207
Pfizer, Inc.		184,780	6,195,673
Roche Holding AG		12,645	3,543,494
Santen Pharmaceutical Co. Ltd.		116,100	1,644,003

			$32,211,966

Railroad & Shipping – 0.1%
Canadian National Railway Co.		14,572	$841,533
Union Pacific Corp.		6,510	620,859

			$1,462,392

Real Estate – 0.5%
Deutsche Wohnen AG		187,467	$4,295,944

Restaurants – 0.2%
McDonald’s Corp.		21,718	$2,064,730

Specialty Stores – 0.1%
Esprit Holdings Ltd.		570,400	$534,229

Telecommunications – Wireless – 1.2%
KDDI Corp.		360,400	$8,698,955
Vodafone Group PLC		696,462	2,515,285

			$11,214,240

Telephone Services – 0.7%
TDC A.S.		140,799	$1,032,443
Verizon Communications, Inc.		109,273	5,093,215

			$6,125,658

Tobacco – 1.5%
British American Tobacco PLC		65,068	$3,491,431
Japan Tobacco, Inc.		110,600	3,940,608
Philip Morris International, Inc.		68,247	5,471,362
Reynolds American, Inc.		15,667	1,169,698

			$14,073,099

Trucking – 0.6%
United Parcel Service, Inc., “B”		24,886	$2,411,702
Yamato Holdings Co. Ltd.		175,200	3,392,053

			$5,803,755

Total Common Stocks (Identified Cost, $209,588,205)			$316,712,571

BONDS – 56.7%
Airlines – 0.1%
Ryanair Ltd., 1.125%, 3/10/23	EUR	475,000	$496,969

Asset-Backed & Securitized – 2.8%
Cent LP, 2013-17A, “A1”, CLO, FRN, 1.578%, 1/30/25 (z)		$1,367,000	$1,360,035
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49		1,729,018	1,801,536
Commercial Mortgage Pass-Through Certificates, “A3”, 5.293%, 12/11/49		49,757	50,114

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Asset-Backed & Securitized – continued
CWCapital LLC, 5.223%, 8/15/48		$1,890,268	$1,965,987
Dryden Senior Loan Fund, 2013-26A, “A”, CLO, FRN, 1.375%, 7/15/25 (z)		1,757,000	1,736,817
Gulf Stream Sextant CLO Ltd., 2007-1A, “A1A”, FRN, 0.508%, 6/17/21 (z)		2,114,202	2,099,209
Hyundai Auto Lease Securitization Trust, 2015-A, “A2”, 1%, 10/16/17 (n)		753,000	754,750
ING Investment Management Ltd., 2013-2A, “A1”, CLO, FRN, 1.427%, 4/25/25 (z)		1,595,000	1,577,756
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/48		2,570,000	2,597,247
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.961%, 6/15/49		974,829	984,519
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 6.136%, 2/15/51		96,070	96,214
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.961%, 6/15/49		2,310,000	2,445,844
KKR Financial CLO Ltd., 2007-1A, “A”, FRN, 0.623%, 5/15/21 (z)		2,308,528	2,296,670
Merrill Lynch Mortgage Trust, “A3”, FRN, 6.028%, 6/12/50		466,484	468,799
Merrill Lynch Mortgage Trust, FRN, 6.028%, 6/12/50		3,310,000	3,498,217
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/48		2,271,943	2,306,658

			$26,040,372

Automotive – 0.6%
Daimler Finance North America LLC, 1.875%, 1/11/18 (n)		$917,000	$918,998
Delphi Automotive PLC, 1.5%, 3/10/25	EUR	575,000	584,973
FGA Capital Ireland PLC, 2%, 10/23/19	EUR	600,000	672,329
Hyundai Capital America, 2.6%, 3/19/20 (n)		$916,000	916,316
RCI Banque S.A., 4.25%, 4/27/17	EUR	650,000	771,613
Volkswagen International Finance N.V., 3.75%, 3/29/49	EUR	550,000	633,095
Volkswagen International Finance N.V., 3.875% to 9/04/18, FRN to 9/29/49	EUR	615,000	716,315

			$5,213,639

Biotechnology – 0.0%
Life Technologies Corp., 6%, 3/01/20		$411,000	$462,318

Issuer	Shares/Par		Value ($)

BONDS – continued
Broadcasting – 0.3%
Discovery Communications, Inc., 1.9%, 3/19/27	EUR	700,000	$708,153
Grupo Televisa S.A.B., 5%, 5/13/45		$551,000	525,654
Omnicom Group, Inc., 3.65%, 11/01/24		357,000	350,575
ProSiebenSat.1 Media AG, 2.625%, 4/15/21	EUR	715,000	828,138

			$2,412,520

Brokerage & Asset Managers – 0.2%
CME Group, Inc., 3%, 3/15/25		$1,000,000	$971,088
TD Ameritrade Holding Corp., 2.95%, 4/01/22		676,000	670,259

			$1,641,347

Building – 0.3%
CRH Finance Ltd., 3.125%, 4/03/23	EUR	700,000	$845,561
Martin Marietta Materials, Inc., 4.25%, 7/02/24		$367,000	371,520
Mohawk Industries, Inc., 6.125%, 1/15/16		558,000	572,589
Mohawk Industries, Inc., 2%, 1/14/22	EUR	825,000	922,128
Owens Corning, Inc., 4.2%, 12/15/22		$281,000	284,813

			$2,996,611

Business Services – 0.5%
Fidelity National Information Services, Inc., 5%, 3/15/22		$717,000	$756,844
Fidelity National Information Services, Inc., 3.875%, 6/05/24		658,000	649,367
Fiserv, Inc., 2.7%, 6/01/20		1,627,000	1,623,878
Tencent Holdings Ltd., 3.8%, 2/11/25 (n)		1,470,000	1,425,998

			$4,456,087

Cable TV – 0.5%
Comcast Corp., 4.65%, 7/15/42		$512,000	$513,295
Cox Communications, Inc., 3.25%, 12/15/22 (n)		498,000	474,729
NBCUniversal Enterprise, Inc., 1.974%, 4/15/19 (n)		886,000	879,675
NBCUniversal Media LLC, 5.15%, 4/30/20		1,166,000	1,309,489
Shaw Communications, Inc., 5.65%, 10/01/19	CAD	755,000	688,597
Time Warner Cable, Inc., 5.75%, 6/02/31	GBP	350,000	558,126
Time Warner Cable, Inc., 5.25%, 7/15/42	GBP	100,000	144,585
Time Warner Cable, Inc., 4.5%, 9/15/42		$78,000	63,625

			$4,632,121

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Chemicals – 0.3%
CF Industries, Inc., 5.15%, 3/15/34		$604,000	$596,574
LyondellBasell Industries N.V., 5%, 4/15/19		903,000	978,188
Solvay Finance S.A., FRN, 4.199%, 5/29/49	EUR	650,000	745,795
Syngenta Finance N.V., 1.875%, 11/02/21	EUR	400,000	459,392

			$2,779,949

Computer Software – Systems – 0.2%
Apple, Inc., 2.7%, 5/13/22		$1,582,000	$1,565,837

Conglomerates – 0.2%
General Electric Co., 1.25%, 5/26/23	EUR	325,000	$355,411
Roper Industries, Inc., 1.85%, 11/15/17		$511,000	514,331
Tyco International Finance S.A., 1.375%, 2/25/25	EUR	600,000	624,538

			$1,494,280

Consumer Products – 0.1%
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/23 (n)		$577,000	$589,561
Whirlpool Corp., 0.625%, 3/12/20	EUR	375,000	405,469

			$995,030

Consumer Services – 0.1%
Priceline Group, Inc., 3.65%, 3/15/25		$686,000	$667,834
Priceline Group, Inc., 1.8%, 3/03/27	EUR	450,000	441,300

			$1,109,134

Defense Electronics – 0.1%
BAE Systems PLC, 4.125%, 6/08/22	GBP	350,000	$582,014

Electrical Equipment – 0.1%
Arrow Electronics, Inc., 3.5%, 4/01/22		$358,000	$352,402
Molex Electronic Technologies LLC, 3.9%, 4/15/25 (n)		382,000	370,140

			$722,542

Electronics – 0.2%
Infineon Technologies AG, 1.5%, 3/10/22	EUR	600,000	$655,161
Lam Research Corp., 2.75%, 3/15/20		$275,000	273,117
Tyco Electronics Group S.A., 2.375%, 12/17/18		778,000	786,790
Tyco Electronics Group S.A., 1.1%, 3/01/23	EUR	150,000	160,460

			$1,875,528

Emerging Market Quasi-Sovereign – 0.8%
CNPC General Capital Ltd., 3.4%, 4/16/23 (n)		$1,489,000	$1,452,347
Comision Federal de Electricidad, 4.875%, 1/15/24		669,000	684,053
Empresa Nacional del Petroleo, 6.25%, 7/08/19		619,000	688,547

Issuer	Shares/Par		Value ($)

BONDS – continued
Emerging Market Quasi-Sovereign – continued
Office Cherifien des Phosphates, 6.875%, 4/25/44 (n)		$1,570,000	$1,637,039
Petroleos Mexicanos, 5.5%, 1/21/21		664,000	720,108
Petroleos Mexicanos, 4.5%, 1/23/26 (n)		479,000	468,175
State Grid Overseas Investment (2014) Ltd., 4.125%, 5/07/24 (n)		2,180,000	2,283,321

			$7,933,590

Emerging Market Sovereign – 1.5%
Nota do Tesouro Nacional, 10%, 1/01/25	BRL	36,929,000	$10,278,855
Republic of Indonesia, 2.875%, 7/08/21 (z)	EUR	500,000	561,605
Republic of Peru, 7.35%, 7/21/25		$1,984,000	2,589,120
United Mexican States, 3.625%, 3/15/22		140,000	141,680
United Mexican States, 1.625%, 3/06/24	EUR	275,000	287,729

			$13,858,989

Energy – Independent – 0.0%
Pioneer Natural Resources Co., 7.5%, 1/15/20		$212,000	$249,437

Energy – Integrated – 0.3%
Repsol International Finance B.V., 3.625%, 10/07/21	EUR	600,000	$742,512
Shell International Finance B.V., 2.125%, 5/11/20		$1,823,000	1,819,086
TOTAL S.A., 2.625% to 2/26/25, FRN to 12/29/49	EUR	500,000	517,977

			$3,079,575

Financial Institutions – 0.1%
International Lease Finance Corp., 7.125%, 9/01/18 (n)		$859,000	$957,785

Food & Beverages – 0.7%
BRF S.A., 2.75%, 6/03/22 (z)	EUR	161,000	$174,871
Coca-Cola Co., 0.75%, 3/09/23	EUR	425,000	449,701
Coca-Cola Co., 1.125%, 3/09/27	EUR	350,000	356,386
Coca-Cola Enterprises, Inc., 1.875%, 3/18/30	EUR	600,000	587,614
Coca-Cola HBC Finance B.V., 4.25%, 11/16/16	EUR	550,000	643,718
H.J. Heinz Co., 3.5%, 7/15/22 (n)		$605,000	606,419
J.M. Smucker Co., 2.5%, 3/15/20 (n)		1,515,000	1,506,216
J.M. Smucker Co., 4.375%, 3/15/45 (n)		272,000	250,426
Kraft Heinz Co., 5%, 7/15/35 (n)		308,000	311,702
Mead Johnson Nutrition Co., 4.6%, 6/01/44		577,000	549,220
Mondelez International, Inc., 2.375%, 3/06/35	EUR	150,000	141,948
Tyson Foods, Inc., 5.15%, 8/15/44		$239,000	245,762

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Food & Beverages – continued
Wm. Wrigley Jr. Co., 2.9%, 10/21/19 (n)		$409,000	$416,454

			$6,240,437

Food & Drug Stores – 0.4%
CVS Health Corp., 3.375%, 8/12/24		$820,000	$805,680
CVS Health Corp., 5.75%, 6/01/17		750,000	810,524
Loblaw Cos. Ltd., 4.86%, 9/12/23	CAD	771,000	691,758
Walgreens Boots Alliance, Inc., 2.7%, 11/18/19		$1,164,000	1,165,555

			$3,473,517

Forest & Paper Products – 0.2%
Georgia-Pacific LLC, 5.4%, 11/01/20 (n)		$1,090,000	$1,216,744
Packaging Corp. of America, 3.9%, 6/15/22		717,000	725,073

			$1,941,817

Gaming & Lodging – 0.2%
Host Hotels & Resorts, Inc., 4%, 6/15/25		$1,052,000	$1,044,184
Wyndham Worldwide Corp., 2.5%, 3/01/18		742,000	743,909
Wyndham Worldwide Corp., 5.625%, 3/01/21		400,000	438,149

			$2,226,242

Insurance – 0.5%
AIA Group Ltd., 3.2%, 3/11/25 (n)		$500,000	$481,715
American International Group, Inc., 4.875%, 6/01/22		887,000	972,965
American International Group, Inc., 4.875% to 3/15/17, FRN to 3/15/67	EUR	900,000	1,031,459
Aviva PLC, 5.7% to 9/29/15, FRN to 9/29/49	EUR	570,000	640,282
CNP Assurances S.A., 6% to 9/14/20, FRN to 9/14/40	EUR	600,000	749,179
Delta Lloyd N.V., FRN, 9%, 8/29/42	EUR	650,000	882,151

			$4,757,751

Insurance – Property & Casualty – 0.4%
Amlin PLC, 6.5% to 12/19/16, FRN to 12/19/26	GBP	300,000	$481,038
Berkshire Hathaway, Inc., 1.625%, 3/16/35	EUR	400,000	369,487
Berkshire Hathaway, Inc., 4.5%, 2/11/43		$400,000	401,030
Chubb Corp., 6.375% to 4/15/17, FRN to 3/29/67		1,010,000	1,059,490
Marsh & McLennan Cos., Inc., 2.55%, 10/15/18		505,000	514,078
QBE Capital Funding III Ltd., 7.5% to 5/24/21, FRN to 5/24/41	GBP	400,000	702,391

			$3,527,514

Issuer	Shares/Par		Value ($)

BONDS – continued
International Market Quasi-Sovereign – 0.7%
Electricite de France S.A., 6% to 1/29/26, FRN to 12/29/49	GBP	500,000	$796,990
Israel Electric Corp. Ltd., 5.625%, 6/21/18 (n)		$710,000	754,815
Statoil A.S.A., 4.25%, 11/23/41		1,260,000	1,228,044
Statoil A.S.A., FRN, 0.563%, 5/15/18		759,000	757,704
Temasek Financial I Ltd., 2.375%, 1/23/23 (n)		2,880,000	2,795,034

			$6,332,587

International Market Sovereign – 23.4%
Buoni Poliennali del Tesoro, 5.5%, 9/01/22	EUR	4,811,000	$6,648,732
Commonwealth of Australia, 5.75%, 5/15/21	AUD	11,189,000	10,162,620
Federal Republic of Germany, 6.25%, 1/04/30	EUR	2,030,000	3,795,411
Federal Republic of Germany, 2.5%, 7/04/44	EUR	2,581,000	3,508,849
Government of Canada, 4.25%, 6/01/18	CAD	4,927,000	4,373,985
Government of Canada, 2.5%, 6/01/24	CAD	4,685,000	4,030,675
Government of Canada, 5.75%, 6/01/33	CAD	3,810,000	4,663,666
Government of Canada, 4%, 6/01/41	CAD	1,043,000	1,106,181
Government of Japan, 2%, 3/20/52	JPY	175,000,000	1,612,873
Government of Japan, 1.1%, 6/20/20	JPY	1,773,600,000	15,192,398
Government of Japan, 2.1%, 9/20/24	JPY	1,776,000,000	16,738,501
Government of Japan, 2.2%, 9/20/27	JPY	1,329,450,000	12,895,236
Government of Japan, 1.5%, 3/20/34	JPY	863,000,000	7,508,174
Government of Japan, 2.4%, 3/20/37	JPY	304,200,000	3,005,362
Government of Japan, 1.8%, 3/20/43	JPY	363,000,000	3,229,951
Government of New Zealand, 5.5%, 4/15/23	NZD	11,557,000	9,011,260
Government of Norway, 3.75%, 5/25/21	NOK	42,743,000	6,173,719
Government of Norway, 3%, 3/14/24	NOK	24,778,000	3,472,456
Kingdom of Belgium, 4%, 3/28/32	EUR	3,708,000	5,469,513
Kingdom of Denmark, 1.5%, 11/15/23	DKK	10,754,000	1,703,824
Kingdom of Spain, 5.4%, 1/31/23	EUR	3,824,000	5,295,984
Kingdom of Spain, 5.5%, 7/30/17	EUR	7,517,000	9,255,850
Kingdom of Spain, 4.6%, 7/30/19	EUR	5,857,000	7,474,296
Kingdom of Sweden, 3.5%, 6/01/22	SEK	13,530,000	1,946,371
Kingdom of the Netherlands, 5.5%, 1/15/28	EUR	2,010,000	3,348,418

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
International Market Sovereign – continued
Republic of Austria, 1.75%, 10/20/23	EUR	1,673,000	$1,997,427
Republic of France, 6%, 10/25/25	EUR	3,951,000	6,465,877
Republic of France, 4.75%, 4/25/35	EUR	1,505,000	2,465,176
Republic of France, 4.5%, 4/25/41	EUR	1,777,000	2,937,327
Republic of Iceland, 4.875%, 6/16/16 (n)		$4,712,000	4,876,350
Republic of Ireland, 5.4%, 3/13/25	EUR	49,000	72,754
Republic of Italy, 5.25%, 8/01/17	EUR	8,934,000	10,952,089
Republic of Italy, 3.75%, 3/01/21	EUR	10,531,000	13,220,439
United Kingdom Treasury, 5%, 3/07/18	GBP	2,069,000	3,613,003
United Kingdom Treasury, 8%, 6/07/21	GBP	2,536,000	5,428,100
United Kingdom Treasury, 4.25%, 12/07/27	GBP	1,649,000	3,147,318
United Kingdom Treasury, 4.25%, 3/07/36	GBP	2,259,000	4,460,314
United Kingdom Treasury, 3.25%, 1/22/44	GBP	1,878,000	3,254,705
United Kingdom Treasury, 3.75%, 7/22/52	GBP	799,000	1,575,437
United Kingdom Treasury, 4%, 1/22/60	GBP	344,000	738,666

			$216,829,287

Internet – 0.1%
Baidu, Inc., 3%, 6/30/20		$550,000	$548,316

Major Banks – 3.3%
ABN AMRO Bank N.V., 1.8%, 6/04/18 (n)		$1,560,000	$1,558,253
ABN AMRO North America Finance, Inc., 7.125%, 7/06/22	EUR	450,000	640,146
Bank of America Corp., 1.75%, 6/05/18		$750,000	748,387
Bank of America Corp., 7.625%, 6/01/19		690,000	818,807
Bank of America Corp., 4.1%, 7/24/23		500,000	514,457
Bank of America Corp., 4.125%, 1/22/24		757,000	775,826
Bank of America Corp., 3.95%, 4/21/25		1,545,000	1,488,129
Barclays Bank PLC, 6%, 1/14/21	EUR	398,000	525,618
Barclays Bank PLC, 6.75% to 1/16/18, FRN to 1/16/23	GBP	350,000	598,371
Credit Agricole S.A., 7.375%, 12/18/23	GBP	300,000	581,385
Credit Suisse Group AG, 6.5%, 8/08/23 (n)		$860,000	940,505
Goldman Sachs Group, Inc., 5.75%, 1/24/22		1,486,000	1,690,279
Goldman Sachs Group, Inc., 3.5%, 1/23/25		831,000	805,899
HSBC Bank PLC, FRN, 0.913%, 5/15/18 (n)		1,833,000	1,840,759

Issuer	Shares/Par		Value ($)

BONDS – continued
Major Banks – continued
ING Bank N.V., 4.875%, 1/18/21	EUR	250,000	$334,096
ING Bank N.V., 5.8%, 9/25/23 (n)		$1,657,000	1,809,285
ING Bank N.V., 3.5% to 11/21/18, FRN to 11/21/23	EUR	700,000	823,067
JPMorgan Chase & Co., 4.25%, 10/15/20		$1,579,000	1,688,366
JPMorgan Chase & Co., 3.125%, 1/23/25		557,000	531,799
JPMorgan Chase & Co., 6.75% to 2/01/24, FRN to 1/29/49		761,000	813,075
Morgan Stanley, 2.2%, 12/07/18		751,000	755,293
Morgan Stanley, 5.5%, 7/28/21		850,000	958,876
Morgan Stanley, 3.95%, 4/23/27		636,000	599,677
Morgan Stanley, 4.3%, 1/27/45		413,000	385,906
Nordea Bank AB, FRN, 0.736%, 5/13/16 (n)		3,520,000	3,532,088
PNC Financial Services Group, Inc., FRN, 6.75%, 12/31/49		1,510,000	1,672,325
Regions Financial Corp., 2%, 5/15/18		908,000	907,390
Royal Bank of Scotland Group PLC, 5.5%, 3/23/20	EUR	450,000	598,311
Wells Fargo & Co., 4.1%, 6/03/26		$1,680,000	1,687,081
Wells Fargo & Co., 5.9% to 6/15/24, FRN to 12/29/49		374,000	374,935

			$30,998,391

Medical & Health Technology & Services – 0.2%
Becton, Dickinson and Co., 3.734%, 12/15/24		$459,000	$457,456
Laboratory Corp. of America Holdings, 3.2%, 2/01/22		1,025,000	1,010,541
Laboratory Corp. of America Holdings, 4.7%, 2/01/45		541,000	495,532

			$1,963,529

Medical Equipment – 0.3%
Medtronic, Inc., 3.5%, 3/15/25		$935,000	$931,809
Medtronic, Inc., 3.5%, 3/15/25 (n)		918,000	914,867
Zimmer Holdings, Inc., 4.25%, 8/15/35		722,000	667,317

			$2,513,993

Metals & Mining – 0.6%
Barrick International (Barbados) Corp., 5.75%, 10/15/16 (n)		$1,121,000	$1,181,781
Cameco Corp., 5.67%, 9/02/19	CAD	775,000	702,600
Glencore Finance (Europe) S.A., 6.5%, 2/27/19	GBP	250,000	443,659
Kinross Gold Corp., 5.95%, 3/15/24		$746,000	707,785
Plains Exploration & Production Co., 6.875%, 2/15/23		585,000	627,413
Southern Copper Corp., 6.75%, 4/16/40		355,000	366,623
Southern Copper Corp., 5.875%, 4/23/45		1,510,000	1,436,312

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Metals & Mining – continued
Xstrata Finance (Canada) Ltd., 5.25%, 6/13/17	EUR	450,000	$545,713

			$6,011,886

Midstream – 1.0%
APT Pipelines Ltd., 5%, 3/23/35 (n)		$705,000	$659,475
Enbridge, Inc., 3.19%, 12/05/22	CAD	895,000	716,201
Energy Transfer Partners LP, 4.65%, 6/01/21		$1,066,000	1,094,083
Energy Transfer Partners LP, 3.6%, 2/01/23		745,000	705,515
Enterprise Products Operating LLC, 1.65%, 5/07/18		1,250,000	1,248,753
Enterprise Products Operating LLC, 3.9%, 2/15/24		513,000	515,130
Enterprise Products Operating LLC, 4.85%, 3/15/44		231,000	217,251
Kinder Morgan Energy Partners LP, 5.4%, 9/01/44		967,000	878,438
Kinder Morgan, Inc., 2.25%, 3/16/27	EUR	375,000	388,675
Spectra Energy Partners LP, 4.75%, 3/15/24		$899,000	950,094
Sunoco Logistics Partners LP, 5.3%, 4/01/44		621,000	565,412
Williams Cos., Inc., 3.7%, 1/15/23		1,400,000	1,303,554

			$9,242,581

Mortgage-Backed – 3.8%
Fannie Mae, 4.78%, 8/01/15		$84,371	$84,438
Fannie Mae, 4.856%, 8/01/15		67,213	67,266
Fannie Mae, 5.036%, 8/01/15		65,599	65,446
Fannie Mae, 5.423%, 11/01/15		78,096	78,304
Fannie Mae, 5.432%, 2/01/16		71,408	72,503
Fannie Mae, 5.288%, 4/01/16		438,933	442,636
Fannie Mae, 5.733%, 7/01/16		586,110	601,840
Fannie Mae, 5.09%, 12/01/16		95,676	100,482
Fannie Mae, 5.05%, 1/01/17		460,619	480,115
Fannie Mae, 5.6%, 1/01/17		112	112
Fannie Mae, 5.361%, 6/01/18		542,341	592,406
Fannie Mae, 3.854%, 7/01/18		1,580,231	1,676,633
Fannie Mae, 4.57%, 5/01/19		227,034	248,719
Fannie Mae, 4.6%, 9/01/19		593,416	651,380
Fannie Mae, 4.45%, 10/01/19		415,278	455,395
Fannie Mae, 5%, 12/01/20 – 8/01/40		4,093,468	4,540,385
Fannie Mae, 4.5%, 7/01/23 – 10/01/40		4,083,823	4,447,235
Fannie Mae, 4%, 3/01/25		151,368	161,026
Fannie Mae, 5.5%, 11/01/36 – 4/01/37		478,413	537,565
Fannie Mae, 6%, 9/01/37 – 6/01/38		704,674	801,600
Fannie Mae, 4%, 2/01/41 (f)		2,012,575	2,145,840
Fannie Mae, 3.5%, 5/01/43		3,192,730	3,304,826
Freddie Mac, 4%, 9/01/44		2,822,046	2,986,476
Freddie Mac, 3.882%, 11/25/17		278,000	293,559
Freddie Mac, 2.699%, 5/25/18		705,000	730,674

Issuer	Shares/Par		Value ($)

BONDS – continued
Mortgage-Backed – continued
Freddie Mac, 2.323%, 10/25/18		$447,000	$458,744
Freddie Mac, 5.085%, 3/25/19		30,000	33,510
Freddie Mac, 4.186%, 8/25/19		650,000	706,737
Freddie Mac, 2.757%, 5/25/20		208,403	214,482
Freddie Mac, 3.32%, 7/25/20		1,073,478	1,115,848
Freddie Mac, 4%, 7/01/25		350,115	373,218
Freddie Mac, 5.5%, 5/01/34 – 7/01/37		106,186	119,215
Freddie Mac, 5%, 10/01/36 – 10/01/38		754,226	830,491
Freddie Mac, 4.5%, 5/01/40		493,744	534,554
Ginnie Mae, 5%, 5/15/40		268,869	298,546
Ginnie Mae, 3.5%, 6/20/43		2,440,868	2,540,809
Ginnie Mae, 4%, 11/20/44 – 12/20/44		2,770,014	2,935,958

			$35,728,973

Natural Gas – Distribution – 0.2%
Engie, 3% to 6/02/19, FRN to 6/29/49	EUR	500,000	$562,764
GNL Quintero S.A., 4.634%, 7/31/29 (n)		$1,420,000	1,423,972

			$1,986,736

Network & Telecom – 0.8%
AT&T, Inc., 2.45%, 6/30/20		$739,000	$724,419
AT&T, Inc., 4.75%, 5/15/46		769,000	699,770
British Telecom PLC, 5.75%, 12/07/28	GBP	250,000	468,682
Empresa Nacional de Telecomunicaciones S.A., 4.75%, 8/01/26 (n)		$1,720,000	1,688,440
Verizon Communications, Inc., 4.5%, 9/15/20		997,000	1,075,499
Verizon Communications, Inc., 2.625%, 12/01/31	EUR	600,000	650,282
Verizon Communications, Inc., 6.4%, 9/15/33		$1,095,000	1,254,804
Verizon Communications, Inc., 6.55%, 9/15/43		1,015,000	1,187,300

			$7,749,196

Oils – 0.1%
Marathon Petroleum Corp., 3.625%, 9/15/24		$500,000	$490,904
Valero Energy Corp., 4.9%, 3/15/45		977,000	915,546

			$1,406,450

Other Banks & Diversified Financials – 1.7%
Banco de Credito del Peru, 6.125% to 4/24/22, FRN to 4/24/27 (n)		$1,510,000	$1,610,038
Banque Federative du Credit Mutuel S.A., 3%, 5/21/24	EUR	500,000	565,212
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/22 (n)		$1,604,000	1,766,405

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Other Banks & Diversified Financials – continued
BBVA Subordinated Capital S.A.U., 3.5% to 4/11/19, FRN to 4/11/24	EUR	600,000	$692,911
BPCE S.A., 4.5%, 3/15/25 (n)		$384,000	371,331
Capital One Bank (USA) N.A., 3.375%, 2/15/23		978,000	950,011
Citigroup, Inc., 8.5%, 5/22/19		824,000	1,005,030
Citigroup, Inc., 3.75%, 6/16/24		750,000	754,444
Discover Bank, 7%, 4/15/20		1,971,000	2,293,929
Discover Bank, 3.1%, 6/04/20		501,000	500,502
Intesa Sanpaolo S.p.A, 1.125%, 3/04/22	EUR	650,000	679,577
Intesa Sanpaolo S.p.A., 5.25%, 1/28/22	GBP	450,000	779,915
KBC Group N.V., FRN, 2.375%, 11/25/24	EUR	600,000	674,220
KBC Group N.V., FRN, 1.875%, 3/11/27	EUR	300,000	316,036
Macquarie Group Ltd., 3%, 12/03/18 (n)		$164,000	166,851
Rabobank Nederland N.V., 4%, 9/19/22	GBP	350,000	592,957
Svenska Handelsbanken AB, FRN, 0.73%, 3/21/16		$2,150,000	2,156,138

			$15,875,507

Personal Computers & Peripherals – 0.1%
Equifax, Inc., 3.3%, 12/15/22		$717,000	$713,176

Pharmaceuticals – 0.8%
AbbVie, Inc., 1.75%, 11/06/17		$750,000	$751,966
AbbVie, Inc., 2.5%, 5/14/20		1,311,000	1,297,550
Actavis Funding SCS, 4.85%, 6/15/44		117,000	112,881
Bayer AG, 3% to 7/01/20, FRN to 7/01/75	EUR	605,000	682,591
Celgene Corp., 1.9%, 8/15/17		$717,000	724,432
EMD Finance LLC, 2.95%, 3/19/22 (z)		1,000,000	978,786
Forest Laboratories, Inc., 4.375%, 2/01/19 (n)		898,000	950,396
Gilead Sciences, Inc., 2.35%, 2/01/20		448,000	449,606
Mylan, Inc., 2.55%, 3/28/19		319,000	316,226
Watson Pharmaceuticals, Inc., 1.875%, 10/01/17		802,000	802,959

			$7,067,393

Precious Metals & Minerals – 0.0%
Teck Resources Ltd., 6%, 8/15/40		$150,000	$118,748
Teck Resources Ltd., 5.4%, 2/01/43		225,000	167,706

			$286,454

Printing & Publishing – 0.1%
Moody’s Corp., 4.875%, 2/15/24		$750,000	$805,529

Real Estate – Apartment – 0.1%
Deutsche Annington Finance B.V., FRN, 4%, 12/29/49	EUR	600,000	$665,450

Issuer	Shares/Par		Value ($)

BONDS – continued
Real Estate – Apartment – continued
Deutsche Annington Immobilien SE, 2.125%, 7/09/22	EUR	550,000	$621,868

			$1,287,318

Real Estate – Healthcare – 0.0%
HCP, Inc., REIT, 3.875%, 8/15/24		$367,000	$358,133

Real Estate – Office – 0.1%
Boston Properties, Inc., REIT, 3.125%, 9/01/23		$950,000	$923,482

Real Estate – Retail – 0.2%
Hammerson PLC, REIT, 2.75%, 9/26/19	EUR	450,000	$535,253
Hammerson PLC, REIT, 6%, 2/23/26	GBP	325,000	625,959
Simon Property Group, Inc., REIT, 5.65%, 2/01/20		$750,000	854,756

			$2,015,968

Restaurants – 0.0%
YUM! Brands, Inc., 5.35%, 11/01/43		$250,000	$240,010

Retailers – 0.7%
Bed Bath & Beyond, Inc., 5.165%, 8/01/44		$472,000	$468,580
Cencosud S.A., 5.5%, 1/20/21		1,006,000	1,056,997
Dollar General Corp., 4.125%, 7/15/17		742,000	775,896
Gap, Inc., 5.95%, 4/12/21		1,307,000	1,475,982
Home Depot, Inc., 2.625%, 6/01/22		695,000	683,542
Home Depot, Inc., 5.95%, 4/01/41		1,029,000	1,252,596
Marks & Spencer Group PLC, 4.75%, 6/12/25	GBP	300,000	504,467

			$6,218,060

Specialty Chemicals – 0.1%
Mexichem S.A.B. de C.V., 6.75%, 9/19/42 (n)		$570,000	$586,245

Supermarkets – 0.1%
Carrefour S.A., 1.75%, 7/15/22	EUR	475,000	$537,813
William Morrison Supermarkets PLC, 3.5%, 7/27/26	GBP	300,000	427,170

			$964,983

Supranational – 0.1%
International Bank for Reconstruction and Development, 4.25%, 6/24/25	AUD	465,000	$378,876
International Finance Corp., 3.25%, 7/22/19	AUD	675,000	531,594

			$910,470

Telecommunications – Wireless – 0.4%
America Movil S.A.B. de C.V., 4.75%, 6/28/22	EUR	800,000	$1,077,408
American Tower Corp., REIT, 4.7%, 3/15/22		$327,000	340,959

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Telecommunications – Wireless – continued
American Tower Corp., REIT, 3.5%, 1/31/23		$812,000	$779,976
Bharti Airtel International B.V., 3.375%, 5/20/21 (n)	EUR	389,000	455,404
Rogers Communications, Inc., 5%, 3/15/44		$489,000	483,569
SBA Tower Trust, 2.898%, 10/15/44 (n)		349,000	350,747

			$3,488,063

Telephone Services – 0.1%
TELUS Corp., 5.05%, 7/23/20	CAD	780,000	$705,959

Tobacco – 0.4%
Altria Group, Inc., 2.85%, 8/09/22		$1,490,000	$1,432,204
B.A.T. International Finance PLC, 2%, 3/13/45	EUR	450,000	397,446
Lorillard Tobacco Co., 8.125%, 6/23/19		$327,000	387,390
Reynolds American, Inc., 3.25%, 6/12/20		493,000	499,361
Reynolds American, Inc., 4%, 6/12/22		351,000	358,535
Reynolds American, Inc., 5.7%, 8/15/35		1,138,000	1,179,955

			$4,254,891

Transportation – Services – 0.3%
ERAC USA Finance Co., 2.75%, 3/15/17 (n)		$376,000	$385,164
ERAC USA Finance Co., 7%, 10/15/37 (n)		824,000	1,007,216
Heathrow Funding Ltd., 4.625%, 10/31/48	GBP	225,000	374,408
HIT Finance B.V., 4.875%, 10/27/21	EUR	500,000	667,732

			$2,434,520

U.S. Government Agencies and Equivalents – 0.4%
Aid-Egypt, 4.45%, 9/15/15		$649,000	$654,361
Small Business Administration, 5.09%, 10/01/25		16,315	17,652
Small Business Administration, 5.21%, 1/01/26		576,814	622,657
Small Business Administration, 5.31%, 5/01/27		161,353	177,295
Small Business Administration, 2.22%, 3/01/33		2,017,473	1,983,177

			$3,455,142

U.S. Treasury Obligations – 4.0%
U.S. Treasury Bonds, 4.5%, 8/15/39 (f)		$5,392,000	$6,748,848
U.S. Treasury Bonds, 3.625%, 2/15/44		8,193,000	9,007,818
U.S. Treasury Notes, 3.5%, 5/15/20 (f)		13,326,000	14,493,064

Issuer	Shares/Par		Value ($)

BONDS – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 2.75%, 2/15/24 (f)		$6,590,000	$6,841,758

			$37,091,488

Utilities – Electric Power – 0.8%
Alabama Power Co., 4.15%, 8/15/44		$300,000	$287,108
CMS Energy Corp., 5.05%, 3/15/22		954,000	1,049,842
E.CL S.A., 4.5%, 1/29/25 (n)		1,180,000	1,182,377
E.ON International Finance B.V., 6.375%, 6/07/32	GBP	350,000	680,190
EDP Finance B.V., 4.125%, 1/20/21	EUR	500,000	606,172
Empresa Nacional de Electricidad S.A., 4.25%, 4/15/24		$231,000	233,783
Enel Finance International N.V., 1.966%, 1/27/25	EUR	600,000	647,000
Enel Finance International N.V., 4.875%, 3/11/20	EUR	500,000	649,759
Enel Finance International N.V., 5.625%, 8/14/24	GBP	200,000	359,068
Enel S.p.A., 6.25%, 6/20/19	GBP	450,000	806,177
PPL Capital Funding, Inc., 5%, 3/15/44		$473,000	497,036
PPL WEM Holdings PLC, 5.375%, 5/01/21 (n)		280,000	309,726
Transelec S.A., 4.25%, 1/14/25 (n)		201,000	201,288

			$7,509,526

Total Bonds (Identified Cost, $545,587,325)			$526,227,194

PREFERRED STOCKS – 0.5%
Consumer Products – 0.5%
Henkel AG & Co. KGaA (Identified Cost, $2,109,348)		39,841	$4,468,322

Issuer/Expiration Date/Strike Price	Number of Contracts
CALL OPTIONS PURCHASED – 0.0%
S&P 500 Index – December 2015 @ $2,300 (Premiums Paid, $398,483)		318	$133,560

PUT OPTIONS PURCHASED – 0.1%
Russell 2000 Index – December 2015 @ $1,100 (Premiums Paid, $592,402)		260	$660,660

Issuer	Shares/Par
MONEY MARKET FUNDS – 6.8%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)		62,746,829	$62,746,829

Total Investments (Identified Cost, $821,022,592)			$910,949,136

OTHER ASSETS, LESS LIABILITIES – 1.8%			16,543,164

NET ASSETS – 100.0%			$927,492,300

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $51,237,322, representing 5.5% of net assets.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
BRF S.A., 2.75%, 6/03/22	5/29/15	$176,035	$174,871
Cent LP, 2013-17A, “A1”, CLO, FRN, 1.578%, 1/30/25	9/26/14	1,359,054	1,360,035
Dryden Senior Loan Fund, 2013-26A, “A”, CLO, FRN, 1.375%, 7/15/25	9/26/14	1,732,897	1,736,817
EMD Finance LLC, 2.95%, 3/19/22	3/16/15	998,304	978,786
Gulf Stream Sextant CLO Ltd., 2007-1A, “A1A”, FRN, 0.508%, 6/17/21	4/08/15	2,099,913	2,099,209
ING Investment Management Ltd., 2013-2A, “A1”, CLO, FRN, 1.427%, 4/25/25	9/26/14	1,577,167	1,577,756
KKR Financial CLO Ltd., 2007-1A, “A”, FRN, 0.623%, 5/15/21	4/08/15	2,293,556	2,296,670
Republic of Indonesia, 2.875%, 7/08/21	7/02/14	678,907	561,605
Total Restricted Securities			$10,785,749
% of Net assets			1.2%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

CLO	Collateralized Loan Obligation

FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.

PLC	Public Limited Company

REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CLP	Chilean Peso

CZK	Czech Koruna

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

ILS	Israeli Sheqel

INR	Indian Rupee

JPY	Japanese Yen

KRW	Korean Won

MXN	Mexican Peso

MYR	Malaysian Ringgit

NOK	Norwegian Krone

NZD	New Zealand Dollar

PLN	Polish Zloty

SEK	Swedish Krona

SGD	Singapore Dollar

THB	Thailand Baht

TRY	Turkish Lira

ZAR	South African Rand

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 6/30/15

Forward Foreign Currency Exchange Contracts at 6/30/15

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	BRL	Deutsche Bank AG	9,065,195	8/04/15	$2,791,782	$2,882,120	$90,338
SELL	BRL	Deutsche Bank AG	22,988,910	8/04/15	7,347,047	7,308,922	38,125
SELL	CAD	Deutsche Bank AG	1,067,000	7/10/15	887,779	854,191	33,588
SELL	CAD	Goldman Sachs International	723,000	7/10/15	587,817	578,800	9,017
BUY	CHF	UBS AG	4,312,000	7/10/15	4,487,880	4,613,229	125,349
SELL	CHF	JPMorgan Chase Bank N.A.	40,848,580	9/25/15	44,583,812	43,835,722	748,090
SELL	CHF	UBS AG	319,000	7/10/15	342,804	341,285	1,519
SELL	CLP	Deutsche Bank AG	544,767,000	7/20/15	862,110	850,758	11,352
BUY	CZK	Citibank N.A.	15,672,000	7/10/15	619,905	640,680	20,775
SELL	DKK	JPMorgan Chase Bank N.A.	10,498,333	9/25/15	1,600,468	1,572,713	27,755
BUY	EUR	Citibank N.A.	70,000	7/10/15	76,166	78,048	1,882
BUY	EUR	Goldman Sachs International	6,590,980	7/10/15	7,126,479	7,348,768	222,289
SELL	EUR	Barclays Bank PLC	2,335,000	7/10/15	2,673,136	2,603,463	69,673
SELL	EUR	Brown Brothers Harriman	140,000	7/10/15	156,890	156,096	794
SELL	EUR	Citibank N.A.	1,277,878	7/10/15	1,437,436	1,424,800	12,636
SELL	EUR	Goldman Sachs International	120,423,126	7/10/15-9/25/15	137,211,856	134,407,328	2,804,528
SELL	EUR	JPMorgan Chase Bank N.A.	30,223,688	9/25/15	34,375,546	33,735,162	640,384
SELL	EUR	Merrill Lynch International	1,254,605	7/10/15	1,407,336	1,398,851	8,485
SELL	EUR	Morgan Stanley Capital Services, Inc.	715,000	7/10/15	803,980	797,206	6,774
BUY	GBP	Barclays Bank PLC	1,159,095	7/10/15	1,736,893	1,821,123	84,230
BUY	GBP	Goldman Sachs International	1,244,094	7/10/15	1,898,787	1,954,670	55,883
BUY	GBP	Merrill Lynch International	879,095	7/10/15	1,307,522	1,381,198	73,676
SELL	GBP	Citibank N.A.	1,600,000	7/10/15	2,517,519	2,513,855	3,664
SELL	GBP	Goldman Sachs International	467,738	7/10/15	740,344	734,891	5,453
SELL	GBP	JPMorgan Chase Bank N.A.	32,787,173	9/25/15	51,850,947	51,485,170	365,777
BUY	INR	Barclays Bank PLC	380,754,000	8/11/15	5,881,006	5,932,765	51,759
BUY	JPY	Goldman Sachs International	666,908,600	7/10/15	5,395,203	5,449,767	54,564
BUY	JPY	JPMorgan Chase Bank N.A.	703,975,000	7/10/15	5,721,560	5,752,662	31,102
SELL	JPY	Deutsche Bank AG	800,000,000	7/10/15	6,664,734	6,537,348	127,386
SELL	JPY	Goldman Sachs International	17,020,000	7/10/15	142,202	139,082	3,120
BUY	KRW	Deutsche Bank AG	763,015,900	7/15/15	683,780	683,842	62
BUY	KRW	JPMorgan Chase Bank N.A.	279,850,000	7/15/15	250,673	250,811	138
SELL	MXN	JPMorgan Chase Bank N.A.	6,761,433	7/10/15	450,958	429,941	21,017
SELL	NZD	Goldman Sachs International	5,869,356	9/25/15	4,000,846	3,948,914	51,932
SELL	NZD	JPMorgan Chase Bank N.A.	7,835,000	7/10/15	5,856,079	5,305,632	550,447
SELL	NZD	Westpac Banking Corp.	14,022,877	7/10/15	10,515,825	9,495,881	1,019,944
BUY	SEK	Deutsche Bank AG	109,122,218	7/10/15	12,874,192	13,165,256	291,064
SELL	SEK	Barclays Bank PLC	4,267,000	7/10/15	516,774	514,800	1,974
SELL	SEK	Goldman Sachs International	172,870,152	9/25/15	21,296,771	20,890,334	406,437
BUY	SGD	Goldman Sachs International	1,505,000	7/10/15	1,105,823	1,117,289	11,466
SELL	SGD	JPMorgan Chase Bank N.A.	1,238,213	9/25/15	925,403	918,258	7,145

							$8,091,593

Liability Derivatives
BUY	AUD	Barclays Bank PLC	463,000	7/10/15	$372,764	$357,065	$(15,699)
BUY	AUD	JPMorgan Chase Bank N.A.	25,399,296	9/25/15	19,569,650	19,506,892	(62,758)
BUY	AUD	Westpac Banking Corp.	7,625,577	7/10/15	6,091,196	5,880,834	(210,362)
SELL	AUD	Westpac Banking Corp.	19,942,916	7/10/15	15,178,114	15,379,948	(201,834)
SELL	BRL	Deutsche Bank AG	2,125,000	8/04/15	669,608	675,607	(5,999)
BUY	CAD	Goldman Sachs International	5,305,658	7/10/15	4,422,218	4,247,463	(174,755)

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 6/30/15 – continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
BUY	CAD	JPMorgan Chase Bank N.A.	5,662,023	9/25/15	$4,601,139	$4,528,141	$(72,998)
SELL	CAD	Merrill Lynch International	6,532,522	7/10/15	5,214,462	5,229,633	(15,171)
BUY	CHF	Goldman Sachs International	239,000	7/10/15	261,557	255,696	(5,861)
BUY	CLP	Morgan Stanley Capital Services, Inc.	512,861,000	7/20/15	806,639	800,931	(5,708)
BUY	DKK	Goldman Sachs International	27,385,546	7/10/15	4,154,946	4,093,208	(61,738)
BUY	DKK	Merrill Lynch International	11,447,638	7/10/15	1,740,678	1,711,033	(29,645)
SELL	DKK	JPMorgan Chase Bank N.A.	39,801,738	7/10/15	5,795,329	5,949,006	(153,677)
BUY	EUR	Barclays Bank PLC	2,070,260	7/10/15	2,332,419	2,308,286	(24,133)
BUY	EUR	Citibank N.A.	204,000	7/10/15	230,036	227,455	(2,581)
BUY	EUR	Deutsche Bank AG	9,675,208	7/10/15-9/17/15	10,957,074	10,794,058	(163,016)
BUY	EUR	Goldman Sachs International	12,632,047	7/10/15	14,297,711	14,084,399	(213,312)
BUY	EUR	JPMorgan Chase Bank N.A.	5,459,000	7/10/15	6,133,953	6,086,641	(47,312)
BUY	EUR	Merrill Lynch International	235,000	7/10/15	264,296	262,019	(2,277)
BUY	EUR	Morgan Stanley Capital Services, Inc.	9,683,794	7/10/15	10,898,683	10,797,174	(101,509)
BUY	EUR	UBS AG	1,678,000	7/10/15	1,905,805	1,870,926	(34,879)
SELL	EUR	Deutsche Bank AG	8,275,105	7/10/15	8,960,022	9,226,523	(266,501)
SELL	EUR	Goldman Sachs International	3,609,857	7/10/15	3,943,282	4,024,895	(81,613)
SELL	EUR	JPMorgan Chase Bank N.A.	7,412,479	7/10/15	8,033,511	8,264,718	(231,207)
SELL	EUR	Morgan Stanley Capital Services, Inc.	120,329	7/10/15	130,173	134,164	(3,991)
BUY	GBP	Citibank N.A.	1,285,000	7/10/15	2,022,851	2,018,940	(3,911)
SELL	GBP	Goldman Sachs International	433,000	7/10/15	668,895	680,312	(11,417)
BUY	ILS	Merrill Lynch International	2,860,000	7/10/15	759,322	757,846	(1,476)
SELL	ILS	JPMorgan Chase Bank N.A.	2,517,156	9/25/15	666,143	667,258	(1,115)
BUY	JPY	Deutsche Bank AG	4,066,012,103	7/10/15	33,824,523	33,226,171	(598,352)
BUY	JPY	Goldman Sachs International	56,821,000	7/10/15	474,648	464,323	(10,325)
SELL	JPY	Goldman Sachs International	260,971,444	7/10/15	2,113,475	2,132,576	(19,101)
SELL	JPY	JPMorgan Chase Bank N.A.	8,457,625,354	7/10/15-9/25/15	68,672,687	69,179,830	(507,143)
SELL	JPY	Merrill Lynch International	215,777,000	7/10/15	1,739,589	1,763,262	(23,673)
BUY	MXN	Citibank N.A.	37,614,440	7/10/15	2,443,760	2,391,800	(51,960)
BUY	MYR	JPMorgan Chase Bank N.A.	6,661,756	7/27/15	1,769,532	1,762,143	(7,389)
BUY	NOK	Goldman Sachs International	353,730,387	9/25/15	45,568,545	45,027,105	(541,440)
SELL	NOK	Goldman Sachs International	71,878,127	7/10/15	8,906,610	9,165,952	(259,342)
BUY	NZD	Goldman Sachs International	1,927,173	7/10/15	1,442,033	1,305,025	(137,008)
BUY	PLN	JPMorgan Chase Bank N.A.	4,992,931	7/10/15	1,336,080	1,327,658	(8,422)
SELL	SEK	Credit Suisse Group	17,721,874	7/10/15	2,053,591	2,138,089	(84,498)
SELL	SEK	Deutsche Bank AG	30,258,774	7/10/15	3,506,556	3,650,627	(144,071)
SELL	SEK	Goldman Sachs International	51,854,667	7/10/15	6,007,121	6,256,104	(248,983)
BUY	THB	JPMorgan Chase Bank N.A.	48,928,650	7/20/15	1,454,046	1,446,097	(7,949)
BUY	TRY	JPMorgan Chase Bank N.A.	2,638,000	7/10/15	995,510	981,715	(13,795)
BUY	ZAR	JPMorgan Chase Bank N.A.	18,564,135	7/10/15	1,544,117	1,523,830	(20,287)

							$(4,890,193)

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Futures Contracts at 6/30/15

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
AEX 25 Index (Long)	EUR	18	$1,894,553	July - 2015	$3,548
DAX Index (Long)	EUR	46	14,104,770	September - 2015	26,785
E-Mini S&P 500 Index (Short)	USD	368	37,800,960	September - 2015	556,412
FTSE 100 Index (Short)	GBP	14	1,428,518	September - 2015	39,049
FTSE/MIB Index (Long)	EUR	181	22,774,777	September - 2015	294,791
IBEX 35 Index (Long)	EUR	199	23,904,661	July - 2015	73,170
Bovespa Index (Long)	BRL	139	2,404,949	August - 2015	715
NIFTY Index (Short)	USD	170	2,850,730	July - 2015	21,534
OMX 30 Index (Short)	SEK	295	5,486,423	July - 2015	88,882
Russell 2000 Index (Short)	USD	164	20,506,560	September - 2015	161,046
S&P ASX 200 Index (Short)	AUD	315	32,791,943	September - 2015	513,513
S&P TSX 60 Index (Short)	CAD	253	34,188,423	September - 2015	449,085

					$2,228,530

Interest Rate Futures
Australian Treasury Bond 10 yr (Long)	AUD	488	$47,162,998	September - 2015	$391,966
US Treasury Bond 30 yr (Short)	USD	8	1,206,750	September - 2015	38,722

					$430,688

					$2,659,218

Liability Derivatives
Equity Futures
CAC 40 Index (Long)	EUR	439	$23,426,039	July - 2015	$(101,348)
FTSE JSE Top 40 Index (Short)	ZAR	98	3,724,741	September - 2015	(18,570)
Hang Seng China Enterprises Index (Long)	HKD	118	9,837,710	July - 2015	(485,862)
Hang Seng Index (Long)	HKD	155	26,198,760	July - 2015	(1,113,159)
KOSPI 200 Index (Long)	KRW	106	11,985,522	September - 2015	(114,939)
Mex Bolsa Index (Short)	MXN	177	5,077,172	September - 2015	(72,518)
MSCI Singapore Index (Long)	SGD	99	5,465,820	July - 2015	(41,541)
MSCI Taiwan Index (Long)	USD	809	27,692,070	July - 2015	(113,867)
TOPIX Index (Long)	JPY	48	6,394,901	September - 2015	(80,846)

					$(2,142,650)

Interest Rate Futures
Canadian Treasury Bond 10 yr (Short)	CAD	481	$53,915,132	September - 2015	$(95,817)
German Euro Bund (Short)	EUR	382	64,732,626	September - 2015	(426,227)
Japanese Government Bond 10 yr (Short)	JPY	79	94,869,714	September - 2015	(226,855)
United Kingdom Gilt Bond (Long)	GBP	36	6,546,267	September - 2015	(64,092)
US Treasury Note 10 yr (Long)	USD	606	76,460,156	September - 2015	(64,934)
US Treasury Note 2 yr (Short)	USD	79	17,296,063	September - 2015	(29,902)

					$(907,827)

					$(3,050,477)

At June 30, 2015, the fund had cash collateral of $1,348,284 and other liquid securities with an aggregate value of $26,542,577 to cover any commitments for certain derivative contracts. Cash collateral is comprised of “Restricted Cash” and “Deposits with brokers” on the Statement of Assets and Liabilities.

See Notes to Financial Statements

MFS Global Tactical Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/15
Assets
Investments
Non-affiliated issuers, at value (identified cost, $758,275,763)	$848,202,307
Underlying affiliated funds, at cost and value	62,746,829
Total investments, at value (identified cost, $821,022,592)	$910,949,136
Cash	580,537
Restricted cash	950,000
Foreign currency, at value (identified cost, $93)	93
Deposits with brokers	398,284
Receivables for
Forward foreign currency exchange contracts	8,091,593
Investments sold	7,370,280
Fund shares sold	15,401
Interest and dividends	6,911,016
Other assets	4,074
Total assets		$935,270,414
Liabilities
Payables for
Forward foreign currency exchange contracts	$4,890,193
Daily variation margin on open futures contracts	701,807
Investments purchased	961,553
Fund shares reacquired	1,024,888
Payable to affiliates
Investment adviser	30,445
Shareholder servicing costs	112
Distribution and/or service fees	11,759
Payable for independent Trustees’ compensation	733
Accrued expenses and other liabilities	156,624
Total liabilities		$7,778,114
Net assets		$927,492,300
Net assets consist of
Paid-in capital	$768,218,544
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	92,781,303
Accumulated net realized gain (loss) on investments and foreign currency	27,026,741
Undistributed net investment income	39,465,712
Net assets		$927,492,300
Shares of beneficial interest outstanding		56,995,701

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$72,478,285	4,396,034	$16.49
Service Class	855,014,015	52,599,667	16.26

See Notes to Financial Statements

MFS Global Tactical Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/15
Net investment income
Income
Interest	$7,774,433
Dividends	5,257,865
Dividends from underlying affiliated funds	24,424
Foreign taxes withheld	(284,161)
Total investment income		$12,772,561
Expenses
Management fee	$3,372,776
Distribution and/or service fees	1,113,889
Shareholder servicing costs	11,878
Administrative services fee	81,135
Independent Trustees’ compensation	9,277
Custodian fee	89,100
Shareholder communications	24,032
Audit and tax fees	37,028
Legal fees	3,952
Miscellaneous	36,589
Total expenses		$4,779,656
Fees paid indirectly	(118)
Reduction of expenses by investment adviser	(32,051)
Net expenses		$4,747,487
Net investment income		$8,025,074
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$(3,376,344)
Futures contracts	6,373,677
Foreign currency	15,986,384
Net realized gain (loss) on investments and foreign currency		$18,983,717
Change in unrealized appreciation (depreciation)
Investments	$(22,470,152)
Futures contracts	3,408,337
Translation of assets and liabilities in foreign currencies	(4,343,053)
Net unrealized gain (loss) on investments and foreign currency translation		$(23,404,868)
Net realized and unrealized gain (loss) on investments and foreign currency		$(4,421,151)
Change in net assets from operations		$3,603,923

See Notes to Financial Statements

MFS Global Tactical Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/15 (unaudited )	Year ended 12/31/14
Change in net assets
From operations
Net investment income	$8,025,074	$20,860,931
Net realized gain (loss) on investments and foreign currency	18,983,717	43,228,571
Net unrealized gain (loss) on investments and foreign currency translation	(23,404,868)	(20,678,007)
Change in net assets from operations	$3,603,923	$43,411,495
Distributions declared to shareholders
From net investment income	$—	$(26,957,872)
From net realized gain on investments	—	(1,303,027)
Total distributions declared to shareholders	$—	$(28,260,899)
Change in net assets from fund share transactions	$(65,398,437)	$(96,826,948)
Total change in net assets	$(61,794,514)	$(81,676,352)
Net assets
At beginning of period	989,286,814	1,070,963,166
At end of period (including undistributed net investment income of $39,465,712 and $31,440,638, respectively)	$927,492,300	$989,286,814

See Notes to Financial Statements

MFS Global Tactical Allocation Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/15		Years ended 12/31
			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$16.43		$16.20	$15.27	$14.22	$14.20	$13.56
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.37	$0.32	$0.30	$0.32	$0.24
Net realized and unrealized gain (loss) on investments and foreign currency	(0.10)		0.36	1.02	1.04	(0.10)	0.51
Total from investment operations	$0.06		$0.73	$1.34	$1.34	$0.22	$0.75
Less distributions declared to shareholders
From net investment income	$—		$(0.48)	$(0.41)	$(0.29)	$(0.14)	$(0.11)
From net realized gain on investments	—		(0.02)	—	—	(0.06)	—
Total distributions declared to shareholders	$—		$(0.50)	$(0.41)	$(0.29)	$(0.20)	$(0.11)
Net asset value, end of period (x)	$16.49		$16.43	$16.20	$15.27	$14.22	$14.20
Total return (%) (k)(r)(s)(x)	0.37	(n)	4.46	8.91	9.49	1.55	5.53
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.76	(a)	0.76	0.75	0.76	0.80	0.93
Expenses after expense reductions (f)	0.75	(a)	0.75	0.75	0.76	0.80	0.90
Net investment income	1.89	(a)	2.23	2.04	2.02	2.21	1.76
Portfolio turnover	29	(n)	32	65	38	56	73
Net assets at end of period (000 omitted)	$72,478		$76,670	$75,559	$73,189	$77,255	$87,137

Service Class	Six months ended 6/30/15		Years ended 12/31
			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$16.22		$15.99	$15.09	$14.06	$14.07	$13.46
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.33	$0.28	$0.26	$0.27	$0.20
Net realized and unrealized gain (loss) on investments and foreign currency	(0.09)		0.35	0.99	1.03	(0.09)	0.51
Total from investment operations	$0.04		$0.68	$1.27	$1.29	$0.18	$0.71
Less distributions declared to shareholders
From net investment income	$—		$(0.43)	$(0.37)	$(0.26)	$(0.13)	$(0.10)
From net realized gain on investments	—		(0.02)	—	—	(0.06)	—
Total distributions declared to shareholders	$—		$(0.45)	$(0.37)	$(0.26)	$(0.19)	$(0.10)
Net asset value, end of period (x)	$16.26		$16.22	$15.99	$15.09	$14.06	$14.07
Total return (%) (k)(r)(s)(x)	0.25	(n)	4.25	8.54	9.26	1.29	5.31
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.01	(a)	1.01	1.00	1.01	1.05	1.18
Expenses after expense reductions (f)	1.00	(a)	1.00	1.00	1.01	1.05	1.15
Net investment income	1.64	(a)	2.00	1.79	1.77	1.92	1.48
Portfolio turnover	29	(n)	32	65	38	56	73
Net assets at end of period (000 omitted)	$855,014		$912,616	$995,404	$994,165	$922,442	$400,318

See Notes to Financial Statements

MFS Global Tactical Allocation Portfolio

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

MFS Global Tactical Allocation Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Global Tactical Allocation Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in derivatives as part of its principal investment strategy. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicators on which the derivative is based. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

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The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of June 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$321,975,113	$—	$—	$321,975,113
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	40,546,630	—	40,546,630
Non-U.S. Sovereign Debt	—	245,864,927	—	245,864,927
U.S. Corporate Bonds	—	104,405,516	—	104,405,516
Residential Mortgage-Backed Securities	—	35,728,973	—	35,728,973
Commercial Mortgage-Backed Securities	—	16,215,135	—	16,215,135
Asset-Backed Securities (including CDOs)	—	9,825,237	—	9,825,237
Foreign Bonds	—	73,640,776	—	73,640,776
Mutual Funds	62,746,829	—	—	62,746,829
Total Investments	$384,721,942	$526,227,194	$—	$910,949,136

Other Financial Instruments
Futures Contracts	$(391,259)	$—	$—	$(391,259)
Forward Foreign Currency Exchange Contracts	—	3,201,400	—	3,201,400

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $122,265,781 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign

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Notes to Financial Statements (unaudited) – continued

exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives in an attempt to adjust exposure to markets, asset classes, and currencies based on the adviser’s assessment of the relative attractiveness of such markets, asset classes, and currencies. Derivatives are used to increase or decrease the fund’s exposure to markets, asset classes, or currencies resulting from the fund’s individual security selections, and to expose the fund to markets, asset classes, or currencies in which the fund’s individual security selection has resulted in little or no exposure. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase or decrease market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were purchased options, futures contracts and forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2015 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$430,688	$(907,827)
Foreign Exchange	Forward Foreign Currency Exchange	8,091,593	(4,890,193)
Equity	Equity Futures	2,228,530	(2,142,650)
Equity	Purchased Equity Options	794,220	—
Total		$11,545,031	$(7,940,670)

(a)	The value of purchased options outstanding is included in total investments, at value, within the fund’s Statement of Assets and Liabilities. The value of futures contracts includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2015 as reported in the Statement of Operations:

Risk	Futures Contracts	Foreign Currency	Investments (Purchased Options)
Interest Rate	$3,186,171	$—	$—
Foreign Exchange	—	16,642,034	—
Equity	3,187,506	—	(821,010)
Total	$6,373,677	$16,642,034	$(821,010)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2015 as reported in the Statement of Operations:

Risk	Futures Contracts	Translation of Assets and Liabilities in Foreign Currencies	Investments (Purchased Options)
Interest Rate	$1,021,249	$—	$—
Foreign Exchange	—	(5,086,442)	—
Equity	2,387,088	—	(141,147)
Total	$3,408,337	$(5,086,442)	$(141,147)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract

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Notes to Financial Statements (unaudited) – continued

specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

The following table presents the fund’s derivative assets and liabilities (by type) on a gross basis as of June 30, 2015:

Gross Amounts of:	Derivative Assets	Derivative Liabilities
Futures Contracts (a)	$—	$(701,807)
Forward Foreign Currency Exchange Contracts	8,091,593	(4,890,193)
Purchased Options	794,220	—
Total Gross Amount of Derivative Assets and Liabilities Presented in the Statement of Assets & Liabilities	$8,885,813	$(5,592,000)
Less: Derivatives Assets and Liabilities Not Subject to a Master Netting Agreement or Similar Arrangement	921,089	(821,185)
Total Gross Amount of Derivative Assets and Liabilities Subject to a Master Netting Agreement or Similar Arrangement	$7,964,724	$(4,770,815)

(a)	The amount presented here represents the fund’s current day variation margin for futures contracts. This amount, which is recognized within the fund’s Statement of Assets and Liabilities, differs from the fair value of the futures contracts which is presented in the tables that follow the fund’s Portfolio of Investments.

The following table presents (by counterparty) the fund’s derivative assets net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral held by the fund at June 30, 2015:

		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amount of Derivative Assets Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Received (b)	Cash Collateral Received (b)	Net Amount of Derivative Assets by Counterparty
Barclays Bank PLC	$207,635	$(39,832)	$—	$—	$167,803
Brown Brothers Harriman	$794	—	—	—	—
Citibank N.A.	38,958	(38,958)	—	—	—
Deutsche Bank AG	591,914	(591,914)	—	—	—
Goldman Sachs International	3,624,689	(1,764,893)	—	—	1,859,796
JPMorgan Chase Bank N.A.	2,391,855	(1,134,052)	(1,257,803)	—	—
Merrill Lynch International	82,161	(72,243)	—	—	9,918
Morgan Stanley Capital Services, Inc.	6,774	—	—	—	6,774
Westpac Banking Corporation	1,019,944	(412,196)	—	—	607,748
Total	$7,964,724	$(4,054,088)	$(1,257,803)	$—	$2,652,039

The following table presents (by counterparty) the fund’s derivative liabilities net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral pledged by the fund at June 30, 2015:

		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amounts of Derivative Liabilities Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged (b)	Cash Collateral Pledged (b)	Net Amount of Derivative Liabilities by Counterparty
Barclays Bank PLC	$(39,832)	$39,832	$—	$—	$—
Citibank N.A.	(58,452)	38,958	—	—	(19,494)
Deutsche Bank AG	(1,177,940)	591,914	—	586,026	—
Goldman Sachs International	(1,764,893)	1,764,893	—	—	—
JPMorgan Chase Bank N.A.	(1,134,052)	1,134,052	—	—	—
Merrill Lynch International	(72,243)	72,243	—	—	—
Morgan Stanley Capital Services, Inc.	(111,207)	6,774	—	—	(104,433)
Westpac Banking Corporation	(412,196)	412,196	—	—	—
Total	$(4,770,815)	$4,060,862	$—	$586,026	$(123,927)

(b)	The amount presented here may be less than the total amount of collateral (received)/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.

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Notes to Financial Statements (unaudited) – continued

Purchased Options – The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will for the benefit of the fund either purchase securities identical to those loaned or, when

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Notes to Financial Statements (unaudited) – continued

such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2015, there were no securities on loan or collateral outstanding.

Dollar Roll Transactions – The fund enters into dollar roll transactions, with respect to mortgage-backed securities issued by Ginnie Mae, Fannie Mae, and Freddie Mac, in which the fund sells mortgage-backed securities to financial institutions and simultaneously agrees to purchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase in a dollar roll transaction the fund will not be entitled to receive interest and principal payments on the securities sold but is compensated by interest earned on the proceeds of the initial sale and by a lower purchase price on the securities to be repurchased which enhances the fund’s total return. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and that value may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

To mitigate this risk of loss on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

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Notes to Financial Statements (unaudited) – continued

For mortgage-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and one amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended June 30, 2015, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, passive foreign investment companies, wash sale loss deferrals, straddle loss deferrals, and derivative transactions.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/14
Ordinary income (including any short-term capital gains)	$26,957,872
Long-term capital gains	1,303,027
Total distributions	$28,260,899

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/15
Cost of investments	$828,657,094
Gross appreciation	115,286,247
Gross depreciation	(32,994,205)
Net unrealized appreciation (depreciation)	$82,292,042

As of 12/31/14
Undistributed ordinary income	46,021,257
Undistributed long-term capital gain	14,844,240
Other temporary differences	(8,411,096)
Net unrealized appreciation (depreciation)	103,215,432

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share

MFS Global Tactical Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/15	Year ended 12/31/14	Six months ended 6/30/15	Year ended 12/31/14
Initial Class	$—	$2,198,183	$—	$97,259
Service Class	—	24,759,689	—	1,205,768
Total	$—	$26,957,872	$—	$1,303,027

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $300 million of average daily net assets	0.75%
Average daily net assets in excess of $300 million	0.675%

MFS has agreed in writing to reduce its management fee to 0.65% of average daily net assets in excess of $2.5 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2017. For the six months ended June 30, 2015, the average daily net assets did not exceed $2.5 billion and therefore, the management fee was not reduced in accordance with this agreement. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2015, this management fee reduction amounted to $32,051, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2015 was equivalent to an annual effective rate of 0.69% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.90% of average daily net assets for the Initial Class shares and 1.15% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2017. For the six months ended June 30, 2015, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2015, the fee was $11,845, which equated to 0.0025% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2015, these costs amounted to $33.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2015 was equivalent to an annual effective rate of 0.0168% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent

MFS Global Tactical Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2015, the fee paid by the fund under this agreement was $1,267 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2015, purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$53,728,315	$67,162,177
Investments (non-U.S. Government securities)	$205,716,212	$260,528,246

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	38,807	$654,449	547,528	$8,899,172
Service Class	415,749	6,820,223	447,234	7,203,969
	454,556	$7,474,672	994,762	$16,103,141
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	138,280	$2,295,442
Service Class	—	—	1,583,260	25,965,457
	—	$—	1,721,540	$28,260,899
Shares reacquired
Initial Class	(309,567)	$(5,187,653)	(683,904)	$(11,262,538)
Service Class	(4,088,781)	(67,685,456)	(7,995,992)	(129,928,450)
	(4,398,348)	$(72,873,109)	(8,679,896)	$(141,190,988)
Net change
Initial Class	(270,760)	$(4,533,204)	1,904	$(67,924)
Service Class	(3,673,032)	(60,865,233)	(5,965,498)	(96,759,024)
	(3,943,792)	$(65,398,437)	(5,963,594)	$(96,826,948)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2015, the fund’s commitment fee and interest expense were $1,676 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

MFS Global Tactical Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	30,994,218	214,837,292	(183,084,681)	62,746,829

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$24,424	$62,746,829

MFS Global Tactical Allocation Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products” section of mfs.com.

SEMIANNUAL REPORT

June 30, 2015

MFS® GOVERNMENT SECURITIES PORTFOLIO

MFS® Variable Insurance Trust II

GSS-SEM

MFS® GOVERNMENT SECURITIES PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Government Securities Portfolio

LETTER FROM THE CHAIRMAN

Dear Contract Owners:

The U.S. economy stumbled slightly in the first quarter of 2015, held back by a strong dollar, weak overseas demand and harsh winter weather that hurt domestic consumption. However, growth resumed in the second quarter.

Other major economies and regions have struggled, leading central banks to step up their efforts to stimulate economic growth. The European Central Bank’s quantitative easing program has begun to make an impact. However, risks associated with a potential Greek debt default and potential eurozone exit have weighed on business and investor confidence.

Despite the People’s Bank of China’s targeted stimulative actions, China’s economic growth rate has continued to decelerate to multidecade lows, and Chinese equity markets are beginning to show signs of strain.

The world’s financial markets have become increasingly complex in recent years. Now, more than ever, it is important to understand companies on a global basis. At MFS®, we believe our integrated research platform, collaborative culture, active risk management process and long-term focus give us a research advantage.

As investors, we aim to add long-term value. We believe this approach will serve you well as you work with your financial advisor to reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

August 14, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Government Securities Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Mortgage-Backed Securities	51.2%
U.S. Treasury Securities	25.3%
U.S. Government Agencies	8.6%
Commercial Mortgage-Backed Securities	3.5%
Municipal Bonds	1.2%
Investment Grade Corporates	0.6%
Non-U.S. Government Bonds	0.2%
Emerging Markets Bonds	0.2%

Composition including fixed income credit quality (a)(i)
AAA	1.6%
AA	2.1%
A	0.4%
BBB	0.7%
BB	0.3%
B	0.6%
U.S. Government	27.2%
Federal Agencies	59.8%
Not Rated	(1.9)%
Cash & Other	9.2%

Portfolio facts (i)
Average Duration (d)	4.6
Average Effective Maturity (m)	6.7 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and the Notes to Financial Statements for additional information related to certain risks associated with assets included in “Other”.

Percentages are based on net assets as of 6/30/15.

The portfolio is actively managed and current holdings may be different.

2

MFS Government Securities Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2015 through June 30, 2015

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2015 through June 30, 2015.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/15	Ending Account Value 6/30/15	Expenses Paid During Period (p) 1/01/15-6/30/15
Initial Class	Actual	0.59%	$1,000.00	$1,000.00	$2.93
	Hypothetical (h)	0.59%	$1,000.00	$1,021.87	$2.96
Service Class	Actual	0.84%	$1,000.00	$998.45	$4.16
	Hypothetical (h)	0.84%	$1,000.00	$1,020.63	$4.21

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

MFS Government Securities Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 92.2%
Agency – Other – 4.3%
Financing Corp., 9.4%, 2/08/18	$6,495,000	$7,902,591
Financing Corp., 9.8%, 4/06/18	7,760,000	9,613,755
Financing Corp., 10.35%, 8/03/18	3,915,000	5,011,114
Financing Corp., STRIPS, 0%, 11/30/17	10,160,000	9,930,211

		$32,457,671

Asset-Backed & Securitized – 3.5%
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49	$1,860,000	$1,938,012
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 12/10/46	3,716,002	3,862,190
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/48	1,536,000	1,532,857
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 6.147%, 9/15/39	1,765,189	1,875,895
Credit Suisse Commercial Mortgage Trust, “AM”, FRN, 5.89%, 6/15/39	1,983,044	2,047,255
Credit Suisse Commercial Mortgage Trust, “C4”, FRN, 6.147%, 9/15/39	1,882,777	2,014,664
Csail Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/57	144,366	146,787
CWCapital Cobalt Ltd., “A4”, FRN, 5.959%, 5/15/46	2,819,730	3,009,312
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 6.136%, 2/15/51	118,115	118,291
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.961%, 6/15/49	3,985,116	4,219,469
Morgan Stanley Capital I Trust, “AM”, FRN, 5.866%, 4/15/49	2,141,000	2,231,020
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/48	1,937,516	1,967,121
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/48	918,829	907,995

		$25,870,868

Automotive – 0.1%
Hyundai Capital America, 2%, 3/19/18 (n)	$1,115,000	$1,115,398

Local Authorities – 0.6%
Nashville & Davidson County, TN, Metropolitan Government Convention Center Authority (Build America Bonds), 6.731%, 7/01/43	$2,225,000	$2,753,482
University of California Limited Project Rev., “J”, 4.131%, 5/15/45	365,000	340,738
University of California Rev. (Build America Bonds), 5.77%, 5/15/43	1,345,000	1,612,534

		$4,706,754

Mortgage-Backed – 51.1%
Fannie Mae, 4.78%, 8/01/15	$825,516	$826,164
Fannie Mae, 4.856%, 8/01/15	282,131	282,349

Issuer	Shares/Par	Value ($)

BONDS – continued
Mortgage-Backed – continued
Fannie Mae, 5.036%, 8/01/15	$35,781	$35,698
Fannie Mae, 5.423%, 11/01/15	1,719,012	1,723,594
Fannie Mae, 5.157%, 2/01/16	974,563	978,530
Fannie Mae, 5.432%, 2/01/16	1,345,502	1,366,149
Fannie Mae, 5.733%, 7/01/16	1,406,663	1,444,417
Fannie Mae, 6.5%, 11/01/16 – 10/01/37	1,599,567	1,848,354
Fannie Mae, 5.6%, 1/01/17 – 1/01/19	502,372	555,174
Fannie Mae, 6%, 4/01/17 – 7/01/37	2,386,030	2,700,606
Fannie Mae, 5.5%, 8/01/17 – 3/01/38	18,182,860	20,382,976
Fannie Mae, 1.18%, 9/01/17	849,941	854,510
Fannie Mae, 5.251%, 1/01/18	790,554	817,649
Fannie Mae, 3.8%, 2/01/18	617,617	653,937
Fannie Mae, 5%, 2/01/18 – 3/01/41	13,119,522	14,469,993
Fannie Mae, 4%, 3/01/18 – 2/01/45	48,552,443	51,509,551
Fannie Mae, 4.19%, 3/01/18	377,794	401,912
Fannie Mae, 3.99%, 4/01/18	600,000	638,368
Fannie Mae, 3.743%, 6/01/18	612,775	649,064
Fannie Mae, 5.68%, 6/01/18	480,525	528,224
Fannie Mae, 5.1%, 3/01/19	183,228	203,009
Fannie Mae, 4.5%, 6/01/19 – 4/01/44	27,534,086	29,787,335
Fannie Mae, 4.838%, 8/01/19	1,754,023	1,945,573
Fannie Mae, 5.05%, 8/01/19	309,508	344,570
Fannie Mae, 4.67%, 9/01/19	520,217	574,199
Fannie Mae, 4.83%, 9/01/19	368,383	408,530
Fannie Mae, 1.99%, 10/01/19	987,483	993,449
Fannie Mae, 1.97%, 11/01/19	381,166	383,438
Fannie Mae, 4.88%, 3/01/20	324,361	350,279
Fannie Mae, 4.14%, 8/01/20	442,203	482,573
Fannie Mae, 2.56%, 10/01/21	242,114	243,323
Fannie Mae, 2.67%, 3/01/22	471,613	478,808
Fannie Mae, 2.73%, 4/01/23	529,657	537,557
Fannie Mae, 2.41%, 5/01/23	668,343	664,939
Fannie Mae, 2.55%, 5/01/23	576,129	578,520
Fannie Mae, 2.59%, 5/01/23	365,957	367,629
Fannie Mae, 4.5%, 5/01/25	248,438	266,734
Fannie Mae, 3%, 3/01/27 – 4/01/30	4,250,371	4,412,946
Fannie Mae, 2.5%, 5/01/28 – 5/01/30	2,311,155	2,347,612
Fannie Mae, 3.5%, 1/01/42	1,994,614	2,062,936
Fannie Mae, 3.5%, 4/01/43	1,286,752	1,329,344
Fannie Mae, TBA, 3%, 7/01/30	6,385,475	6,615,402
Fannie Mae, TBA, 3.5%, 7/01/45	4,227,000	4,356,122
Fannie Mae, TBA, 4.5%, 7/01/45	5,010,000	5,416,280
Freddie Mac, 4%, 9/01/44	5,511,566	5,832,705
Freddie Mac, 1.655%, 11/25/16	2,969,038	2,995,177
Freddie Mac, 1.426%, 8/25/17	5,495,000	5,537,421
Freddie Mac, 3.882%, 11/25/17	2,158,000	2,278,777
Freddie Mac, 3.154%, 2/25/18	2,063,796	2,157,480
Freddie Mac, 5%, 9/01/18 – 6/01/40	2,658,095	2,915,802
Freddie Mac, 2.22%, 12/25/18	1,500,000	1,534,244
Freddie Mac, 2.086%, 3/25/19	1,800,000	1,830,794
Freddie Mac, 1.883%, 5/25/19	3,750,000	3,783,544
Freddie Mac, 6%, 8/01/19 – 10/01/38	5,723,514	6,489,902

4

MFS Government Securities Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Mortgage-Backed – continued
Freddie Mac, 2.456%, 8/25/19	$1,862,000	$1,918,171
Freddie Mac, 4.186%, 8/25/19	814,000	885,052
Freddie Mac, 1.869%, 11/25/19	3,000,000	3,008,769
Freddie Mac, 4.251%, 1/25/20	1,449,000	1,584,752
Freddie Mac, 2.313%, 3/25/20	3,022,000	3,074,655
Freddie Mac, 4.224%, 3/25/20	1,911,350	2,091,504
Freddie Mac, 3.32%, 7/25/20 – 2/25/23	2,560,978	2,678,408
Freddie Mac, 3.808%, 8/25/20	999,000	1,077,367
Freddie Mac, 3.034%, 10/25/20	1,327,000	1,389,265
Freddie Mac, 2.791%, 1/25/22	1,400,000	1,433,751
Freddie Mac, 5.5%, 5/01/22 – 6/01/41	4,758,806	5,330,778
Freddie Mac, 2.682%, 10/25/22	1,500,000	1,513,259
Freddie Mac, 4.5%, 11/01/22 – 8/01/40	2,596,526	2,799,725
Freddie Mac, 2.51%, 11/25/22	2,326,000	2,317,633
Freddie Mac, 3.25%, 4/25/23	3,500,000	3,644,543
Freddie Mac, 3.3%, 4/25/23	1,997,044	2,085,341
Freddie Mac, 3.06%, 7/25/23	886,000	908,225
Freddie Mac, 3.458%, 8/25/23	1,852,000	1,947,554
Freddie Mac, 2.67%, 12/25/24	3,924,000	3,852,768
Freddie Mac, 2.811%, 1/25/25	3,025,000	2,999,245
Freddie Mac, 4%, 7/01/25 – 11/01/43	3,470,456	3,681,455
Freddie Mac, 2.5%, 2/01/28 – 7/01/28	15,891,579	16,235,053
Freddie Mac, 6.5%, 8/01/32 – 5/01/37	1,031,101	1,205,839
Freddie Mac, 3.5%, 12/01/41 – 8/01/43	22,918,593	23,627,056
Freddie Mac, 3%, 4/01/43 – 5/01/43	11,400,792	11,364,632
Freddie Mac, TBA, 3%, 8/01/30	12,525,000	12,937,636
Freddie Mac, TBA, 3.5%, 8/01/45	1,855,000	1,903,368
Ginnie Mae, 5.5%, 7/15/33 – 1/20/42	3,411,727	3,923,149
Ginnie Mae, 4.5%, 8/15/39 – 9/20/41	8,507,283	9,325,667
Ginnie Mae, 4%, 10/15/39 – 1/20/45	15,472,237	16,414,608
Ginnie Mae, 3.5%, 12/15/41 – 6/20/43	13,964,149	14,536,037
Ginnie Mae, 3%, 7/20/43	4,291,462	4,359,773
Ginnie Mae, 5.612%, 4/20/58	765,426	780,393
Ginnie Mae, 6.357%, 4/20/58	334,350	350,124
Ginnie Mae, TBA, 3.5%, 7/01/45 – 8/01/45	10,660,000	11,036,654

		$381,396,381

Municipals – 1.2%
Houston, TX, Public Improvement Refunding, “A”, 5%, 3/01/25	$440,000	$523,560
New York Dormitory Authority Rev., State Personal Income Tax (General Purpose), “E”, 5%, 2/15/24	2,800,000	3,356,556
State of Washington, 5%, 7/01/25	3,500,000	4,221,315
University of California Limited Project Rev., “I”, 5%, 5/15/25	760,000	928,819

		$9,030,250

Supranational – 0.2%
Inter-American Development Bank, 4.375%, 1/24/44	$1,093,000	$1,266,308

U.S. Government Agencies and Equivalents – 4.1%
Aid-Egypt, 4.45%, 9/15/15	$3,162,000	$3,188,153
Aid-Tunisia, 2.452%, 7/24/21	1,444,000	1,460,454
Aid-Ukraine, 1.844%, 5/16/19	2,527,000	2,530,176
Aid-Ukraine, 1.847%, 5/29/20	1,135,000	1,135,894

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Government Agencies and Equivalents – continued
Hashemite Kingdom of Jordan, 1.945%, 6/23/19	$2,205,000	$2,243,323
Hashemite Kingdom of Jordan, 2.503%, 10/30/20	2,742,000	2,831,123
Private Export Funding Corp., 2.3%, 9/15/20	770,000	774,269
Private Export Funding Corp., 2.25%, 3/15/20	594,000	602,147
Private Export Funding Corp., 1.875%, 7/15/18	2,300,000	2,332,667
Small Business Administration, 6.35%, 4/01/21	224,600	243,845
Small Business Administration, 6.34%, 5/01/21	190,457	207,396
Small Business Administration, 6.44%, 6/01/21	306,603	335,575
Small Business Administration, 6.625%, 7/01/21	383,823	419,902
Small Business Administration, 6.07%, 3/01/22	249,838	272,202
Small Business Administration, 4.98%, 11/01/23	346,678	378,013
Small Business Administration, 4.77%, 4/01/24	695,926	741,700
Small Business Administration, 5.52%, 6/01/24	367,924	402,865
Small Business Administration, 4.99%, 9/01/24	58,549	63,165
Small Business Administration, 5.11%, 4/01/25	589,537	638,916
Small Business Administration, 2.21%, 2/01/33	1,290,749	1,266,915
Small Business Administration, 2.22%, 3/01/33	2,299,002	2,259,920
Small Business Administration, 3.15%, 7/01/33	2,114,329	2,182,664
Small Business Administration, 3.16%, 8/01/33	1,163,398	1,201,462
Small Business Administration, 3.62%, 9/01/33	747,047	790,030
Tennessee Valley Authority, 1.75%, 10/15/18	1,889,000	1,905,478
U.S. Department of Housing & Urban Development, 6.36%, 8/01/16	290,000	290,515
U.S. Department of Housing & Urban Development, 6.59%, 8/01/16	157,000	157,842

		$30,856,611

U.S. Treasury Obligations – 27.1%
U.S. Treasury Bonds, 9.25%, 2/15/16	$19,000	$20,060
U.S. Treasury Bonds, 7.5%, 11/15/16	218,000	239,068
U.S. Treasury Bonds, 7.875%, 2/15/21	177,000	234,940
U.S. Treasury Bonds, 6.25%, 8/15/23	2,891,000	3,773,431
U.S. Treasury Bonds, 6%, 2/15/26	2,699,000	3,625,305
U.S. Treasury Bonds, 6.75%, 8/15/26	1,862,000	2,656,258
U.S. Treasury Bonds, 6.375%, 8/15/27	326,000	459,380
U.S. Treasury Bonds, 5.25%, 2/15/29	284,000	370,598

5

MFS Government Securities Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Treasury Obligations – continued
U.S. Treasury Bonds, 5%, 5/15/37	$488,000	$653,958
U.S. Treasury Bonds, 4.375%, 2/15/38	527,000	648,046
U.S. Treasury Bonds, 4.5%, 8/15/39 (f)	23,293,500	29,155,100
U.S. Treasury Bonds, 3.125%, 2/15/43	8,176,700	8,188,196
U.S. Treasury Bonds, 2.875%, 5/15/43	15,217,900	14,502,187
U.S. Treasury Bonds, TIPS, 0.125%, 7/15/24	13,645,112	13,307,178
U.S. Treasury Notes, 2.625%, 4/30/16	201,000	204,863
U.S. Treasury Notes, 0.875%, 12/31/16	21,368,000	21,493,195
U.S. Treasury Notes, 2.625%, 4/30/18	17,249,000	18,058,892
U.S. Treasury Notes, 2.75%, 2/15/19	13,302,400	14,009,090
U.S. Treasury Notes, 3.125%, 5/15/19	4,427,000	4,724,092
U.S. Treasury Notes, 1%, 6/30/19	27,685,000	27,289,188
U.S. Treasury Notes, 2.625%, 8/15/20	8,002,000	8,367,715
U.S. Treasury Notes, 2%, 11/30/20	4,541,000	4,597,763
U.S. Treasury Notes, 3.125%, 5/15/21	1,901,000	2,033,327

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 1.75%, 5/15/22	$23,412,000	$22,960,219
U.S. Treasury Notes, 2.5%, 8/15/23	810,000	827,465

		$202,399,514

Total Bonds (Identified Cost, $670,223,903)		$689,099,755

MONEY MARKET FUNDS – 13.1%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)	97,805,640	$97,805,640

Total Investments (Identified Cost, $768,029,543)		$786,905,395

OTHER ASSETS, LESS LIABILITIES – (5.3)%		(39,826,498)

NET ASSETS – 100.0%		$747,078,897

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,115,398, representing 0.1% of net assets.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.

STRIPS	Separate Trading of Registered Interest and Principal of Securities

TBA	To Be Announced

TIPS	Treasury Inflation Protected Security

Derivative Contracts at 6/30/15

Futures Contracts at 6/30/15

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	41	$5,173,047	September - 2015	$15,872
U.S. Treasury Bond 30 yr (Short)	USD	61	9,201,469	September - 2015	23,941

					$39,813

At June 30, 2015, the fund had liquid securities with an aggregate value of $294,135 to cover any commitments for certain derivative contracts.

See Notes to Financial Statements

6

MFS Government Securities Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/15
Assets
Investments
Non-affiliated issuers, at value (identified cost, $670,223,903)	$689,099,755
Underlying affiliated funds, at cost and value	97,805,640
Total investments, at value (identified cost, $768,029,543)	$786,905,395
Receivables for
Daily variation margin on open futures contracts	5,094
Investments sold	611,312
Fund shares sold	21,085
Interest	3,593,643
Other assets	3,267
Total assets		$791,139,796
Liabilities
Payables for
TBA purchase commitments	$42,673,045
Fund shares reacquired	1,271,570
Payable to affiliates
Investment adviser	18,333
Shareholder servicing costs	53
Distribution and/or service fees	3,911
Payable for independent Trustees’ compensation	23
Accrued expenses and other liabilities	93,964
Total liabilities		$44,060,899
Net assets		$747,078,897
Net assets consist of
Paid-in capital	$720,519,374
Unrealized appreciation (depreciation) on investments	18,915,665
Accumulated net realized gain (loss) on investments	(19,354,377)
Undistributed net investment income	26,998,235
Net assets		$747,078,897
Shares of beneficial interest outstanding		57,578,452

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$461,114,556	35,426,798	$13.02
Service Class	285,964,341	22,151,654	12.91

See Notes to Financial Statements

7

MFS Government Securities Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/15
Net investment income
Income
Interest	$10,122,053
Dividends from underlying affiliated funds	43,287
Total investment income		$10,165,340
Expenses
Management fee	$2,096,031
Distribution and/or service fees	364,325
Shareholder servicing costs	5,779
Administrative services fee	64,995
Independent Trustees’ compensation	8,288
Custodian fee	41,417
Shareholder communications	19,313
Audit and tax fees	29,694
Legal fees	3,156
Miscellaneous	14,251
Total expenses		$2,647,249
Fees paid indirectly	(111)
Reduction of expenses by investment adviser	(25,283)
Net expenses		$2,621,855
Net investment income		$7,543,485
Realized and unrealized gain (loss) on investments
Realized gain (loss) on investments (identified cost basis)		$1,861,724
Change in unrealized appreciation (depreciation)
Investments	$(9,900,392)
Futures contracts	39,813
Net unrealized gain (loss) on investments		$(9,860,579)
Net realized and unrealized gain (loss) on investments		$(7,998,855)
Change in net assets from operations		$(455,370)

See Notes to Financial Statements

8

MFS Government Securities Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/15 (unaudited )	Year ended 12/31/14
Change in net assets
From operations
Net investment income	$7,543,485	$16,159,449
Net realized gain (loss) on investments	1,861,724	1,440,077
Net unrealized gain (loss) on investments	(9,860,579)	21,797,290
Change in net assets from operations	$(455,370)	$39,396,816
Distributions declared to shareholders
From net investment income	$—	$(19,458,580)
Change in net assets from fund share transactions	$(36,558,318)	$(94,580,714)
Total change in net assets	$(37,013,688)	$(74,642,478)
Net assets
At beginning of period	784,092,585	858,735,063
At end of period (including undistributed net investment income of $26,998,235 and $19,454,750, respectively)	$747,078,897	$784,092,585

See Notes to Financial Statements

9

MFS Government Securities Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/15		Years ended 12/31
			2014	2013	2012	2011		2010
	(unaudited)
Net asset value, beginning of period	$13.02		$12.73	$13.49	$13.72	$13.27		$13.14
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.26	$0.25	$0.32	$0.39		$0.45
Net realized and unrealized gain (loss) on investments	(0.13)		0.35	(0.60)	0.03 (g)	0.58		0.16
Total from investment operations	$0.00	(w)	$0.61	$(0.35)	$0.35	$0.97		$0.61
Less distributions declared to shareholders
From net investment income	$—		$(0.32)	$(0.30)	$(0.45)	$(0.52)		$(0.48)
From net realized gain on investments	—		—	(0.11)	(0.13)	(0.00	)(w)	—
Total distributions declared to shareholders	$—		$(0.32)	$(0.41)	$(0.58)	$(0.52)		$(0.48)
Net asset value, end of period (x)	$13.02		$13.02	$12.73	$13.49	$13.72		$13.27
Total return (%) (k)(r)(s)(x)	0.00	(n)	4.86	(2.59)	2.53	7.40		4.75
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.60	(a)	0.60	0.60	0.60	0.63		0.64
Expenses after expense reductions (f)	0.59	(a)	0.59	0.59	0.60	N/A		N/A
Net investment income	2.08	(a)	2.04	1.89	2.33	2.88		3.39
Portfolio turnover	42	(n)	61	130	78	29		36
Net assets at end of period (000 omitted)	$461,115		$484,573	$510,317	$537,397	$264,328		$227,694

Service Class	Six months ended 6/30/15		Years ended 12/31
			2014	2013	2012	2011		2010
	(unaudited)
Net asset value, beginning of period	$12.93		$12.63	$13.39	$13.62	$13.18		$13.06
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.23	$0.21	$0.29	$0.35		$0.41
Net realized and unrealized gain (loss) on investments	(0.14)		0.36	(0.60)	0.02 (g)	0.57		0.17
Total from investment operations	$(0.02)		$0.59	$(0.39)	$0.31	$0.92		$0.58
Less distributions declared to shareholders
From net investment income	$—		$(0.29)	$(0.26)	$(0.41)	$(0.48)		$(0.46)
From net realized gain on investments	—		—	(0.11)	(0.13)	(0.00	)(w)	—
Total distributions declared to shareholders	$—		$(0.29)	$(0.37)	$(0.54)	$(0.48)		$(0.46)
Net asset value, end of period (x)	$12.91		$12.93	$12.63	$13.39	$13.62		$13.18
Total return (%) (k)(r)(s)(x)	(0.15	)(n)	4.67	(2.90)	2.27	7.11		4.49
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.85	(a)	0.85	0.85	0.85	0.88		0.89
Expenses after expense reductions (f)	0.84	(a)	0.84	0.84	0.85	N/A		N/A
Net investment income	1.82	(a)	1.79	1.63	2.16	2.64		3.13
Portfolio turnover	42	(n)	61	130	78	29		36
Net assets at end of period (000 omitted)	$285,964		$299,520	$348,419	$404,321	$420,164		$440,930

See Notes to Financial Statements

10

MFS Government Securities Portfolio

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

11

MFS Government Securities Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Government Securities Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to

12

MFS Government Securities Portfolio

Notes to Financial Statements (unaudited) – continued

determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of June 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$265,713,796	$—	$265,713,796
Non-U.S. Sovereign Debt	—	1,266,308	—	1,266,308
Municipal Bonds	—	9,030,250	—	9,030,250
U.S. Corporate Bonds	—	4,706,754	—	4,706,754
Residential Mortgage-Backed Securities	—	381,396,381	—	381,396,381
Commercial Mortgage-Backed Securities	—	25,870,868	—	25,870,868
Foreign Bonds	—	1,115,398	—	1,115,398
Mutual Funds	97,805,640	—	—	97,805,640
Total Investments	$97,805,640	$689,099,755	$—	$786,905,395

Other Financial Instruments
Futures	$39,813	$—	$—	$39,813

For further information regarding security characteristics, see the Portfolio of Investments.

Inflation-Adjusted Debt Securities – The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2015 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives
Interest Rate	Interest Rate Futures	$39,813

(a)	The value of futures contracts outstanding includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. The current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2015 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$39,813

There is no realized gain (loss) from derivative transactions during the period.

13

MFS Government Securities Portfolio

Notes to Financial Statements (unaudited) – continued

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward based on the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected

14

MFS Government Securities Portfolio

Notes to Financial Statements (unaudited) – continued

in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. TBA securities resulting from these transactions are included in the Portfolio of Investments. TBA purchase commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

To mitigate this risk of loss on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and one amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended June 30, 2015, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/14
Ordinary income (including any short-term capital gains)	$19,458,580

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/15
Cost of investments	$776,924,147
Gross appreciation	18,024,592
Gross depreciation	(8,043,344)
Net unrealized appreciation (depreciation)	$9,981,248

As of 12/31/14
Undistributed ordinary income	19,475,209
Capital loss carryforwards	(11,298,663)
Other temporary differences	(90,192)
Net unrealized appreciation (depreciation)	18,928,539

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

15

MFS Government Securities Portfolio

Notes to Financial Statements (unaudited) – continued

As of December 31, 2014, the fund had capital loss carryforwards available to offset future realized gains. Such post-enactment losses are characterized as follows:

Short-Term	$(3,114,841)
Long-Term	(8,183,822)
Total	$(11,298,663)

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the above net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/15	Year ended 12/31/14
Initial Class	$—	$12,311,698
Service Class	—	7,146,882
Total	$—	$19,458,580

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.55%
Average daily net assets in excess of $1 billion	0.50%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2015, this management fee reduction amounted to $25,283, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2015 was equivalent to an annual effective rate of 0.54% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses such that total annual operating expenses do not exceed 0.61% of average daily net assets for the Initial Class shares and 0.86% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2017. For the six months ended June 30, 2015, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2015, the fee was $5,721, which equated to 0.0015% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2015, these costs amounted to $58.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The

16

MFS Government Securities Portfolio

Notes to Financial Statements (unaudited) – continued

fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2015 was equivalent to an annual effective rate of 0.0171% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2015, the fee paid by the fund under this agreement was $1,003 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2015, purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$291,853,905	$406,435,770
Investments (non-U.S. Government securities)	$14,050,901	$5,707,016

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	288,796	$3,782,144	1,121,600	$14,542,803
Service Class	880,853	11,418,583	1,250,442	16,137,786
	1,169,649	$15,200,727	2,372,042	$30,680,589
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	957,364	$12,311,698
Service Class	—	—	558,787	7,146,882
	—	$—	1,516,151	$19,458,580
Shares reacquired
Initial Class	(2,070,857)	$(27,169,990)	(4,972,533)	$(64,521,879)
Service Class	(1,889,571)	(24,589,055)	(6,227,538)	(80,198,004)
	(3,960,428)	$(51,759,045)	(11,200,071)	$(144,719,883)
Net change
Initial Class	(1,782,061)	$(23,387,846)	(2,893,569)	$(37,667,378)
Service Class	(1,008,718)	(13,170,472)	(4,418,309)	(56,913,336)
	(2,790,779)	$(36,558,318)	(7,311,878)	$(94,580,714)

The fund is one of several mutual funds in which certain of the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio and the MFS Conservative Allocation Portfolio were the owners of record of approximately 27%, and 10%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused

17

MFS Government Securities Portfolio

Notes to Financial Statements (unaudited) – continued

portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2015, the fund’s commitment fee and interest expense were $1,325 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	39,506,081	185,798,770	(127,499,211)	97,805,640

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$43,287	$97,805,640

18

MFS Government Securities Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products” section of mfs.com.

19

SEMIANNUAL REPORT

June 30, 2015

MFS® HIGH YIELD PORTFOLIO

MFS® Variable Insurance Trust II

HYS-SEM

MFS® HIGH YIELD PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS High Yield Portfolio

LETTER FROM THE CHAIRMAN

Dear Contract Owners:

The U.S. economy stumbled slightly in the first quarter of 2015, held back by a strong dollar, weak overseas demand and harsh winter weather that hurt domestic consumption. However, growth resumed in the second quarter.

Other major economies and regions have struggled, leading central banks to step up their efforts to stimulate economic growth. The European Central Bank’s quantitative easing program has begun to make an impact. However, risks associated with a potential Greek debt default and potential eurozone exit have weighed on business and investor confidence.

Despite the People’s Bank of China’s targeted stimulative actions, China’s economic growth rate has continued to decelerate to multidecade lows, and Chinese equity markets are beginning to show signs of strain.

The world’s financial markets have become increasingly complex in recent years. Now, more than ever, it is important to understand companies on a global basis. At MFS®, we believe our integrated research platform, collaborative culture, active risk management process and long-term focus give us a research advantage.

As investors, we aim to add long-term value. We believe this approach will serve you well as you work with your financial advisor to reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

August 14, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS High Yield Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top five industries (i)
Energy – Independent	6.7%
Medical & Health Technology & Services	6.1%
Cable TV	5.9%
Midstream	5.4%
Telecommunications – Wireless	4.8%

Composition including fixed income credit quality (a)(i)
BBB	1.8%
BB	38.6%
B	46.0%
CCC	11.6%
C	0.1%
D	0.1%
Not Rated	(1.3)%
Non-Fixed Income	1.0%
Cash & Other	2.1%

Portfolio facts (i)
Average Duration (d)	4.6
Average Effective Maturity (m)	6.6 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and commodities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and the Notes to Financial Statements for additional information related to certain risks associated with assets included in “Other”.

Percentages are based on net assets as of 6/30/15.

The portfolio is actively managed and current holdings may be different.

2

MFS High Yield Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2015 through June 30, 2015

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2015 through June 30, 2015.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/15	Ending Account Value 6/30/15	Expenses Paid During Period (p) 1/01/15-6/30/15
Initial Class	Actual	0.72%	$1,000.00	$1,024.55	$3.61
	Hypothetical (h)	0.72%	$1,000.00	$1,021.22	$3.61
Service Class	Actual	0.97%	$1,000.00	$1,024.83	$4.87
	Hypothetical (h)	0.97%	$1,000.00	$1,019.98	$4.86

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

MFS High Yield Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 92.8%
Aerospace – 2.2%
Aerojet Rocketdyne Holdings, Inc., 7.125%, 3/15/21	$2,675,000	$2,848,840
Bombardier, Inc., 7.75%, 3/15/20 (n)	905,000	909,978
Bombardier, Inc., 6.125%, 1/15/23 (n)	1,155,000	1,025,063
Bombardier, Inc., 7.5%, 3/15/25 (n)	870,000	789,525
CPI International, Inc., 8.75%, 2/15/18	2,484,000	2,539,890
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	2,540,000	2,692,400
TransDigm, Inc., 6%, 7/15/22	515,000	508,563
TransDigm, Inc., 6.5%, 7/15/24	980,000	967,750

		$12,282,009

Apparel Manufacturers – 0.3%
Hanesbrands, Inc., 6.375%, 12/15/20	$635,000	$663,575
PVH Corp., 4.5%, 12/15/22	1,030,000	1,019,700

		$1,683,275

Asset-Backed & Securitized – 0.1%
Citigroup Commercial Mortgage Trust, FRN, 5.899%, 12/10/49	$2,086,863	$305,976
Crest Ltd., CDO, 7%, 1/28/40 (a)(p)	1,415,132	465,805
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.535%, 4/26/50 (a)(p)(z)	1,094,147	11

		$771,792

Automotive – 2.6%
Accuride Corp., 9.5%, 8/01/18	$2,680,000	$2,740,300
Goodyear Tire & Rubber Co., 7%, 5/15/22	1,220,000	1,326,445
Goodyear Tire & Rubber Co., 6.5%, 3/01/21	2,670,000	2,826,863
Lear Corp., 4.75%, 1/15/23	1,640,000	1,615,400
Lear Corp., 5.25%, 1/15/25	1,335,000	1,311,638
Schaeffler Finance B.V., 4.75%, 5/15/21 (n)	1,330,000	1,336,650
Schaeffler Finance B.V., 6.875%, 8/15/18 (n)(p)	1,530,000	1,583,550
Schaeffler Holding Finance B.V., 6.25%, 11/15/19 (n)(p)	560,000	590,100
ZF North America Capital, Inc., 4.5%, 4/29/22 (n)	1,600,000	1,567,280

		$14,898,226

Broadcasting – 2.2%
AMC Networks, Inc., 7.75%, 7/15/21	$1,935,000	$2,089,800
Clear Channel Communications, Inc., 9%, 3/01/21	1,679,000	1,519,495
Clear Channel Worldwide Holdings, Inc., “A”, 6.5%, 11/15/22	650,000	666,250
Clear Channel Worldwide Holdings, Inc., “B”, 6.5%, 11/15/22	1,095,000	1,140,169
Liberty Media Corp., 8.5%, 7/15/29	1,840,000	1,987,200
Netflix, Inc., 5.375%, 2/01/21	1,645,000	1,706,688

Issuer	Shares/Par	Value ($)

BONDS – continued
Broadcasting – continued
Netflix, Inc., 5.875%, 2/15/25 (n)	$670,000	$693,524
Nexstar Broadcasting, Inc., 6.875%, 11/15/20	1,685,000	1,786,100
Tribune Media Co., 5.875%, 7/15/22 (n)	650,000	654,875

		$12,244,101

Brokerage & Asset Managers – 0.2%
E*Trade Financial Corp., 4.625%, 9/15/23	$1,415,000	$1,390,238

Building – 3.3%
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/21	$2,925,000	$3,020,063
Building Materials Corp. of America, 5.375%, 11/15/24 (n)	1,610,000	1,580,779
Building Materials Holding Corp., 6.75%, 5/01/21 (n)	1,620,000	1,688,850
CEMEX S.A.B. de C.V., 5.875%, 3/25/19 (n)	467,000	478,535
CEMEX S.A.B. de C.V., 7.25%, 1/15/21 (n)	684,000	721,757
Gibraltar Industries, Inc., 6.25%, 2/01/21	1,940,000	1,983,650
HD Supply, Inc., 7.5%, 7/15/20	2,230,000	2,358,225
Headwaters, Inc., 7.25%, 1/15/19	1,320,000	1,372,800
Nortek, Inc., 8.5%, 4/15/21	2,005,000	2,140,338
PriSo Acquisition Corp., 9%, 5/15/23 (n)	1,185,000	1,164,263
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 6/01/20 (n)	2,197,000	2,246,433

		$18,755,693

Business Services – 1.2%
Equinix, Inc., 4.875%, 4/01/20	$1,325,000	$1,338,250
Equinix, Inc., 5.375%, 4/01/23	1,070,000	1,070,000
Equinix, Inc., 5.375%, 1/01/22	530,000	531,325
Iron Mountain, Inc., 8.375%, 8/15/21	210,000	216,825
Iron Mountain, Inc., REIT, 6%, 8/15/23	1,500,000	1,567,500
NeuStar, Inc., 4.5%, 1/15/23	2,395,000	2,113,588

		$6,837,488

Cable TV – 5.6%
Altice Financing S.A., 6.625%, 2/15/23 (n)	$2,755,000	$2,735,164
CCO Holdings LLC, 5.25%, 9/30/22	250,000	246,250
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 6/01/20	905,000	955,906
CCO Holdings LLC/CCO Holdings Capital Corp., 6.5%, 4/30/21	2,100,000	2,197,125
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24	1,805,000	1,814,025
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/23 (n)	1,445,000	1,405,263
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/25 (n)	565,000	550,169

4

MFS High Yield Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Cable TV – continued
Cequel Communications Holdings, 6.375%, 9/15/20 (n)		$1,650,000	$1,638,863
DISH DBS Corp., 6.75%, 6/01/21		1,165,000	1,214,513
DISH DBS Corp., 5%, 3/15/23		1,590,000	1,470,750
DISH DBS Corp., 5.875%, 11/15/24		655,000	629,209
Intelsat Jackson Holdings S.A., 6.625%, 12/15/22		1,685,000	1,533,350
Intelsat Jackson Holdings S.A., 5.5%, 8/01/23		2,060,000	1,824,130
Intelsat Luxembourg S.A., 8.125%, 6/01/23		2,315,000	1,921,450
LGE Holdco VI B.V., 7.125%, 5/15/24 (n)	EUR	945,000	1,170,317
Lynx I Corp., 5.375%, 4/15/21 (n)		$553,500	570,105
Lynx II Corp., 6.375%, 4/15/23 (n)		1,485,000	1,535,119
SIRIUS XM Radio, Inc., 4.25%, 5/15/20 (n)		635,000	631,825
SIRIUS XM Radio, Inc., 5.875%, 10/01/20 (n)		255,000	261,375
SIRIUS XM Radio, Inc., 4.625%, 5/15/23 (n)		770,000	722,838
SIRIUS XM Radio, Inc., 6%, 7/15/24 (n)		1,155,000	1,166,550
SIRIUS XM Radio, Inc., 5.375%, 4/15/25 (n)		950,000	916,750
Unitymedia Hessen, 5.5%, 1/15/23 (n)		1,605,000	1,636,097
Unitymedia KabelBW GmbH, 6.125%, 1/15/25 (n)		1,335,000	1,395,075
Virgin Media Finance PLC, 5.75%, 1/15/25 (n)		200,000	200,000
Virgin Media Secured Finance PLC, 5.25%, 1/15/26 (n)		1,290,000	1,246,463
Ziggo Bond Finance B.V., 5.875%, 1/15/25 (n)		200,000	196,000

			$31,784,681

Chemicals – 2.5%
Celanese U.S. Holdings LLC, 5.875%, 6/15/21		$1,033,000	$1,105,310
Celanese U.S. Holdings LLC, 4.625%, 11/15/22		300,000	297,000
Evolution Escrow Issuer Co., 7.5%, 3/15/22 (n)		1,580,000	1,497,050
Flash Dutch 2 B.V./U.S. Coatings Acquisition, 7.375%, 5/01/21 (n)		1,765,000	1,890,756
Hexion U.S. Finance Corp., 6.625%, 4/15/20		1,180,000	1,082,650
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2/01/18		1,825,000	1,647,063
Huntsman International LLC, 8.625%, 3/15/21		540,000	568,307
INEOS Group Holdings S.A., 6.125%, 8/15/18 (n)		1,380,000	1,409,325
INEOS Group Holdings S.A., 5.875%, 2/15/19 (n)		205,000	206,025
Tronox Finance LLC, 6.375%, 8/15/20		3,285,000	3,046,838
W.R. Grace & Co., 5.125%, 10/01/21 (n)		1,530,000	1,541,475

			$14,291,799

Issuer	Shares/Par	Value ($)

BONDS – continued
Computer Software – 0.5%
Syniverse Holdings, Inc., 9.125%, 1/15/19	$755,000	$664,400
VeriSign, Inc., 4.625%, 5/01/23	2,195,000	2,109,944

		$2,774,344

Computer Software – Systems – 0.8%
CDW LLC/CDW Finance Corp., 6%, 8/15/22	$630,000	$650,475
CDW LLC/CDW Finance Corp., 5.5%, 12/01/24	915,000	905,850
Sabre GLBL, Inc., 5.375%, 4/15/23 (n)	2,425,000	2,388,625
SS&C Technologies Holdings, Inc., 5.875%, 7/15/23 (z)	505,000	510,050

		$4,455,000

Conglomerates – 2.5%
Amsted Industries Co., 5%, 3/15/22 (n)	$2,320,000	$2,317,100
ATS Automation Tooling Systems, Inc., 6.5%, 6/15/23 (n)	675,000	689,344
BC Mountain LLC, 7%, 2/01/21 (n)	1,975,000	1,757,750
EnerSys, 5%, 4/30/23 (n)	2,760,000	2,729,806
Enpro Industries, Inc., 5.875%, 9/15/22	2,290,000	2,330,075
Entegris, Inc., 6%, 4/01/22 (n)	2,225,000	2,286,188
Renaissance Acquisition, 6.875%, 8/15/21 (n)	2,265,000	2,063,981

		$14,174,244

Construction – 0.2%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/21	$930,000	$799,800
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/24 (n)	807,000	603,233

		$1,403,033

Consumer Products – 0.9%
Prestige Brands, Inc., 8.125%, 2/01/20	$971,000	$1,036,543
Prestige Brands, Inc., 5.375%, 12/15/21 (n)	1,150,000	1,150,000
Spectrum Brands, Inc., 6.375%, 11/15/20	1,825,000	1,929,938
Spectrum Brands, Inc., 5.75%, 7/15/25 (n)	905,000	918,575

		$5,035,056

Consumer Services – 2.4%
ADT Corp., 4.125%, 6/15/23	$885,000	$827,475
ADT Corp., 6.25%, 10/15/21	2,615,000	2,745,750
CEB, Inc., 5.625%, 6/15/23 (n)	1,660,000	1,668,300
Garda World Security Corp., 7.25%, 11/15/21 (n)	590,000	566,400
Garda World Security Corp., 7.25%, 11/15/21 (n)	1,445,000	1,387,200
Interval Acquisition Corp., 5.625%, 4/15/23 (n)	2,550,000	2,581,875
Monitronics International, Inc., 9.125%, 4/01/20	2,105,000	2,031,325
Service Corp. International, 7%, 6/15/17	650,000	698,750

5

MFS High Yield Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Consumer Services – continued
Service Corp. International, 5.375%, 5/15/24	$1,025,000	$1,071,125

		$13,578,200

Containers – 3.1%
Ardagh Packaging Finance PLC, 7%, 11/15/20 (n)	$331,765	$338,400
Ardagh Packaging Finance PLC, 9.125%, 10/15/20 (n)	1,360,000	1,428,000
Ball Corp., 5%, 3/15/22	1,945,000	1,949,863
Berry Plastics Group, Inc., 5.5%, 5/15/22	2,200,000	2,208,250
Crown American LLC, 4.5%, 1/15/23	2,432,000	2,296,732
Multi-Color Corp., 6.125%, 12/01/22 (n)	2,070,000	2,116,575
Reynolds Group, 8.25%, 2/15/21	1,570,000	1,628,875
Reynolds Group, 9.875%, 8/15/19	367,000	385,350
Reynolds Group, 5.75%, 10/15/20	1,265,000	1,296,625
Sealed Air Corp., 4.875%, 12/01/22 (n)	1,610,000	1,585,850
Sealed Air Corp., 5.125%, 12/01/24 (n)	565,000	557,231
Signode Industrial Group, 6.375%, 5/01/22 (n)	1,980,000	1,920,600

		$17,712,351

Electrical Equipment – 0.1%
Avaya, Inc., 10.5%, 3/01/21 (n)	$915,000	$754,875

Electronics – 1.8%
Advanced Micro Devices, Inc., 6.75%, 3/01/19	$1,490,000	$1,352,175
Advanced Micro Devices, Inc., 7%, 7/01/24	960,000	811,200
Advanced Micro Devices, Inc., 7.5%, 8/15/22	735,000	648,638
Micron Technology, Inc., 5.5%, 2/01/25 (n)	1,435,000	1,344,595
Micron Technology, Inc., 5.875%, 2/15/22	1,130,000	1,149,775
NXP B.V., 5.75%, 2/15/21 (n)	745,000	774,800
NXP B.V., 5.75%, 3/15/23 (n)	2,070,000	2,152,800
Sensata Technologies B.V., 5.625%, 11/01/24 (n)	960,000	993,600
Sensata Technologies B.V., 5%, 10/01/25 (n)	855,000	832,556

		$10,060,139

Energy – Independent – 6.5%
American Energy-Permian Basin LLC, 7.125%, 11/01/20 (n)	$515,000	$350,200
American Energy-Permian Basin LLC, 7.375%, 11/01/21 (n)	730,000	495,947
Baytex Energy Corp., 5.625%, 6/01/24 (n)	2,010,000	1,864,275
Bonanza Creek Energy, Inc., 6.75%, 4/15/21	1,785,000	1,691,288
Chaparral Energy, Inc., 7.625%, 11/15/22	2,420,000	1,742,400
Chesapeake Energy Corp., 5.75%, 3/15/23	2,325,000	2,104,125

Issuer	Shares/Par	Value ($)

BONDS – continued
Energy – Independent – continued
Concho Resources, Inc., 6.5%, 1/15/22	$1,560,000	$1,626,300
Concho Resources, Inc., 5.5%, 4/01/23	2,030,000	2,030,000
EP Energy LLC, 9.375%, 5/01/20	1,595,000	1,704,577
EP Energy LLC, 7.75%, 9/01/22	2,565,000	2,693,250
Halcon Resources Corp., 8.875%, 5/15/21	2,140,000	1,407,050
Linn Energy LLC/Linn Energy Finance Corp., 6.5%, 9/15/21	915,000	686,250
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 4/15/20	1,270,000	1,041,667
Linn Energy LLC/Linn Energy Finance Corp., 7.75%, 2/01/21	1,734,000	1,348,185
MEG Energy Corp., 6.5%, 3/15/21 (n)	1,725,000	1,660,313
MEG Energy Corp., 7%, 3/31/24 (n)	505,000	484,169
Northern Blizzard Resources, Inc., 7.25%, 2/01/22 (n)	1,837,000	1,754,335
Oasis Petroleum, Inc., 6.875%, 3/15/22	1,740,000	1,766,100
QEP Resources, Inc., 5.25%, 5/01/23	2,840,000	2,719,300
Rosetta Resources, Inc., 5.625%, 5/01/21	1,445,000	1,535,313
RSP Permian, Inc., 6.625%, 10/01/22 (n)	1,045,000	1,068,513
Sanchez Energy Corp., 6.125%, 1/15/23	1,485,000	1,329,075
SM Energy Co., 6.5%, 11/15/21	2,265,000	2,361,263
SM Energy Co., 6.125%, 11/15/22 (n)	1,060,000	1,089,362

		$36,553,257

Entertainment – 1.9%
Activision Blizzard, Inc., 6.125%, 9/15/23 (n)	$1,620,000	$1,737,450
Carmike Cinemas, Inc., 6%, 6/15/23 (n)	900,000	909,000
Cedar Fair LP, 5.25%, 3/15/21	1,935,000	1,988,213
Cedar Fair LP, 5.375%, 6/01/24	880,000	889,856
Cinemark USA, Inc., 5.125%, 12/15/22	1,120,000	1,110,200
Cinemark USA, Inc., 4.875%, 6/01/23	1,020,000	980,475
NCL Corp. Ltd., 5.25%, 11/15/19 (n)	1,320,000	1,351,350
Six Flags Entertainment Corp., 5.25%, 1/15/21 (n)	1,700,000	1,738,250

		$10,704,794

Financial Institutions – 5.5%
Aircastle Ltd., 4.625%, 12/15/18	$1,310,000	$1,349,300
Aircastle Ltd., 5.125%, 3/15/21	1,245,000	1,257,450
Aircastle Ltd., 5.5%, 2/15/22	865,000	882,845
Aviation Capital Group, 4.625%, 1/31/18 (n)	960,000	994,244
Aviation Capital Group, 6.75%, 4/06/21 (n)	935,000	1,067,924
CIT Group, Inc., 6.625%, 4/01/18 (n)	1,925,000	2,042,906
CIT Group, Inc., 5.5%, 2/15/19 (n)	1,898,000	1,978,665
CIT Group, Inc., 5.25%, 3/15/18	1,655,000	1,710,856
CIT Group, Inc., 5%, 8/15/22	2,245,000	2,222,550
Credit Acceptance Co., 7.375%, 3/15/23 (n)	1,775,000	1,832,688
Icahn Enterprises LP, 6%, 8/01/20	1,020,000	1,053,150
Icahn Enterprises LP, 5.875%, 2/01/22	2,465,000	2,511,219
Nationstar Mortgage LLC/Capital Corp., 7.875%, 10/01/20	2,660,000	2,653,350

6

MFS High Yield Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Financial Institutions – continued
Nationstar Mortgage LLC/Capital Corp., 6.5%, 8/01/18	$820,000	$820,000
Navient Corp., 5.875%, 3/25/21	1,245,000	1,244,216
PHH Corp., 6.375%, 8/15/21	845,000	830,213
SLM Corp., 8%, 3/25/20	2,930,000	3,266,950
SLM Corp., 7.25%, 1/25/22	2,070,000	2,183,850
SLM Corp., 6.125%, 3/25/24	1,055,000	1,010,163

		$30,912,539

Food & Beverages – 1.0%
Constellation Brands, Inc., 4.25%, 5/01/23	$1,495,000	$1,472,575
Darling Ingredients, Inc., 5.375%, 1/15/22	1,760,000	1,760,000
Sun Merger Sub, Inc., 5.875%, 8/01/21 (n)	2,355,000	2,431,538

		$5,664,113

Forest & Paper Products – 0.4%
Appvion, Inc., 9%, 6/01/20 (n)	$1,680,000	$1,058,400
Tembec Industries, Inc., 9%, 12/15/19 (n)	1,280,000	1,216,000

		$2,274,400

Gaming & Lodging – 3.1%
Boyd Gaming Corp., 6.875%, 5/15/23	$1,445,000	$1,481,125
CCM Merger, Inc., 9.125%, 5/01/19 (n)	2,105,000	2,252,350
Chester Downs & Marina LLC, 9.25%, 2/01/20 (n)	835,000	651,300
Greektown Holdings LLC, 8.875%, 3/15/19 (n)	1,970,000	2,068,500
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21	1,975,000	2,051,433
Isle of Capri Casinos, Inc., 8.875%, 6/15/20	620,000	669,600
Isle of Capri Casinos, Inc., 5.875%, 3/15/21	2,160,000	2,219,400
MGM Resorts International, 6.625%, 12/15/21	1,990,000	2,079,550
MGM Resorts International, 6%, 3/15/23	960,000	972,000
RHP Hotel Properties, 5%, 4/15/23 (n)	595,000	583,100
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/21	2,630,000	2,630,000

		$17,658,358

Industrial – 1.6%
Anixter, Inc., 5.125%, 10/01/21	$1,520,000	$1,546,600
Dematic S.A., 7.75%, 12/15/20 (n)	2,785,000	2,889,438
Howard Hughes Corp., 6.875%, 10/01/21 (n)	2,440,000	2,586,400
SPL Logistics Escrow LLC, 8.875%, 8/01/20 (n)	1,645,000	1,743,700

		$8,766,138

Issuer	Shares/Par	Value ($)

BONDS – continued
Machinery & Tools – 1.3%
Ashtead Capital, Inc., 5.625%, 10/01/24 (n)	$2,145,000	$2,150,363
H&E Equipment Services Co., 7%, 9/01/22	2,425,000	2,500,781
Jurassic Holdings III, Inc., 6.875%, 2/15/21 (n)	2,035,000	1,587,300
Light Tower Rentals, Inc., 8.125%, 8/01/19 (n)	1,660,000	1,361,200

		$7,599,644

Major Banks – 1.1%
Bank of America Corp., FRN, 6.1%, 12/29/49	$4,420,000	$4,364,750
JPMorgan Chase & Co., 6% to 8/01/23, FRN to 12/31/49	1,905,000	1,890,713

		$6,255,463

Medical & Health Technology & Services – 5.7%
CHS/Community Health Systems, Inc., 5.125%, 8/01/21	$440,000	$448,250
CHS/Community Health Systems, Inc., 6.875%, 2/01/22	4,035,000	4,256,925
Davita Healthcare Partners, Inc., 5%, 5/01/25	2,210,000	2,127,125
Davita, Inc., 5.125%, 7/15/24	1,065,000	1,047,028
Fresenius Medical Care Capital Trust III, 5.625%, 7/31/19 (n)	735,000	795,638
HCA, Inc., 7.5%, 2/15/22	3,125,000	3,589,844
HCA, Inc., 5.875%, 3/15/22	1,985,000	2,158,688
HCA, Inc., 4.75%, 5/01/23	200,000	202,500
HCA, Inc., 5%, 3/15/24	1,450,000	1,475,375
HCA, Inc., 4.25%, 10/15/19	1,260,000	1,289,925
HCA, Inc., 5.375%, 2/01/25	1,175,000	1,194,153
HealthSouth Corp., 5.125%, 3/15/23	2,430,000	2,414,813
LifePoint Hospitals, Inc., 5.5%, 12/01/21	2,345,000	2,421,213
Tenet Healthcare Corp., 8%, 8/01/20	2,560,000	2,665,600
Tenet Healthcare Corp., 4.5%, 4/01/21	2,530,000	2,504,700
Tenet Healthcare Corp., 8.125%, 4/01/22	975,000	1,066,163
Tenet Healthcare Corp., 6.75%, 6/15/23 (n)	945,000	963,900
Universal Health Services, Inc., 7.625%, 8/15/20	1,750,000	1,618,750

		$32,240,590

Medical Equipment – 1.1%
Alere, Inc., 6.375%, 7/01/23 (n)	$559,000	$568,783
DJO Finco, Inc., 8.125%, 6/15/21 (n)	1,485,000	1,529,550
Hologic, Inc., 5.25%, 7/15/22 (n)	1,135,000	1,159,119
Sterigenics-Nordion Holdings LLC, 6.5%, 5/15/23 (n)	1,200,000	1,218,000
Teleflex, Inc., 5.25%, 6/15/24	1,565,000	1,584,876

		$6,060,328

Metals & Mining – 4.2%
Century Aluminum Co., 7.5%, 6/01/21 (n)	$1,750,000	$1,774,063

7

MFS High Yield Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Metals & Mining – continued
Commercial Metals Co., 4.875%, 5/15/23	$1,183,000	$1,112,020
Consol Energy, Inc., 5.875%, 4/15/22	1,910,000	1,623,500
Consol Energy, Inc., 8%, 4/01/23 (n)	1,200,000	1,138,500
EVRAZ, Inc. N.A. Canada, 7.5%, 11/15/19 (n)	2,020,000	1,989,700
First Quantum Minerals Ltd., 7.25%, 10/15/19 (n)	2,666,000	2,672,665
First Quantum Minerals Ltd., 7.25%, 5/15/22 (n)	652,000	623,475
GrafTech International Co., 6.375%, 11/15/20	2,170,000	1,974,700
Hudbay Minerals, Inc., 9.5%, 10/01/20	1,795,000	1,902,700
Lundin Mining Corp., 7.5%, 11/01/20 (n)	1,030,000	1,109,825
Lundin Mining Corp., 7.875%, 11/01/22 (n)	1,350,000	1,444,500
Steel Dynamics, Inc., 5.25%, 4/15/23	1,000,000	992,500
Steel Dynamics, Inc., 5.125%, 10/01/21	975,000	976,950
Steel Dynamics, Inc., 5.5%, 10/01/24	475,000	475,000
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/20 (n)	715,000	722,150
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/20 (n)	1,075,000	1,085,750
Suncoke Energy, Inc., 7.625%, 8/01/19	709,000	707,228
TMS International Corp., 7.625%, 10/15/21 (n)	1,090,000	1,062,750
Walter Energy, Inc., 9.5%, 10/15/19 (a)(d)(n)	1,035,000	558,900

		$23,946,876

Midstream – 5.3%
AmeriGas Finance LLC, 6.75%, 5/20/20	$2,730,000	$2,873,325
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/22 (n)	1,265,000	1,302,950
Crestwood Midstream Partners LP, 6%, 12/15/20	1,410,000	1,459,350
Crestwood Midstream Partners LP, 6.125%, 3/01/22	905,000	923,100
Crestwood Midstream Partners LP, 6.25%, 4/01/23 (n)	740,000	769,600
El Paso Corp., 7.75%, 1/15/32	3,725,000	4,269,044
Energy Transfer Equity LP, 7.5%, 10/15/20	2,105,000	2,373,388
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 1/15/22	2,710,000	2,716,775
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 5/01/21	790,000	788,025
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 5.5%, 2/15/23	2,115,000	2,170,519
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.5%, 7/15/23	393,000	385,140
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23	1,880,000	1,873,533

Issuer	Shares/Par	Value ($)

BONDS – continued
Midstream – continued
Sabine Pass Liquefaction LLC, 5.625%, 2/01/21	$2,435,000	$2,483,700
Sabine Pass Liquefaction LLC, 5.75%, 5/15/24	1,055,000	1,051,044
Sabine Pass Liquefaction LLC, 5.625%, 3/01/25 (n)	1,391,000	1,377,090
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.5%, 8/15/22	585,000	558,675
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.5%, 7/01/21	570,000	597,075
Targa Resources Partners LP/Targa Resources Finance Corp., 4.125%, 11/15/19 (n)	830,000	821,700
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/23	590,000	584,100
Targa Resources Partners LP/Targa Resources Finance Corp., 5%, 1/15/18 (n)	590,000	603,275

		$29,981,408

Network & Telecom – 1.3%
Centurylink, Inc., 7.65%, 3/15/42	$1,970,000	$1,782,850
Centurylink, Inc., 6.45%, 6/15/21	555,000	559,163
Citizens Communications Co., 9%, 8/15/31	775,000	705,250
Frontier Communications Corp., 6.25%, 9/15/21	620,000	564,200
Frontier Communications Corp., 8.125%, 10/01/18	495,000	533,674
Frontier Communications Corp., 7.125%, 1/15/23	925,000	820,938
Telecom Italia Capital, 6%, 9/30/34	730,000	710,370
Telecom Italia S.p.A., 5.303%, 5/30/24 (n)	1,810,000	1,803,213

		$7,479,658

Oil Services – 0.8%
Bristow Group, Inc., 6.25%, 10/15/22	$2,298,000	$2,275,020
Pacific Drilling S.A., 5.375%, 6/01/20 (n)	1,900,000	1,439,250
Shale-Inland Holdings LLC/Finance Co., 8.75%, 11/15/19 (n)	1,275,000	943,500

		$4,657,770

Oils – 0.5%
CITGO Holding, Inc., 10.75%, 2/15/20 (n)	$1,290,000	$1,319,025
CITGO Petroleum Corp., 6.25%, 8/15/22 (n)	1,350,000	1,326,375

		$2,645,400

Other Banks & Diversified Financials – 0.6%
Groupe BPCE S.A., 12.5% to 9/30/19, FRN to 8/29/49 (n)	2,447,000	$3,240,758

Pharmaceuticals – 2.3%
Endo Finance LLC/Endo Finco, Inc., 6%, 7/15/23 (z)	$610,000	$623,725

8

MFS High Yield Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Pharmaceuticals – continued
Endo Finance LLC/Endo Finco, Inc., 7.25%, 1/15/22 (n)	$2,745,000	$2,916,563
Endo Finance LLC/Endo Finco, Inc., 6%, 2/01/25 (n)	495,000	503,044
Mallinckrodt International Finance S.A., 5.75%, 8/01/22 (n)	1,260,000	1,288,350
Mallinckrodt International Finance S.A., 5.5%, 4/15/25 (n)	240,000	232,800
Valeant Pharmaceuticals International, Inc., 7%, 10/01/20 (n)	3,035,000	3,156,400
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22 (n)	1,135,000	1,205,938
Valeant Pharmaceuticals International, Inc., 5.5%, 3/01/23 (n)	880,000	888,800
Vantage Point Imaging, 7.5%, 7/15/21 (n)	720,000	774,900
VRX Escrow Corp., 5.875%, 5/15/23 (n)	1,220,000	1,250,500

		$12,841,020

Pollution Control – 0.3%
Abengoa Finance S.A.U., 7.75%, 2/01/20 (n)	$1,515,000	$1,499,850

Precious Metals & Minerals – 0.7%
Aurico Gold, Inc., 7.75%, 4/01/20 (n)	$1,735,000	$1,743,675
Eldorado Gold Corp., 6.125%, 12/15/20 (n)	2,300,000	2,277,000

		$4,020,675

Printing & Publishing – 1.2%
American Media, Inc., 13.5%, 6/15/18 (z)	$194,964	$202,031
Gannett Co., Inc., 5.125%, 7/15/20	515,000	527,875
Gannett Co., Inc., 4.875%, 9/15/21 (n)	920,000	913,100
Gannett Co., Inc., 6.375%, 10/15/23	1,390,000	1,447,338
Nielsen Finance LLC, 5%, 4/15/22 (n)	2,680,000	2,626,400
Outdoor Americas Capital LLC/Outfront Media Capital Corp., 5.625%, 2/15/24	980,000	1,002,050
Outfront Media Cap LLC, 5.625%, 2/15/24 (n)	120,000	122,700

		$6,841,494

Real Estate – Healthcare – 0.6%
MPT Operating Partnership LP, REIT, 6.875%, 5/01/21	$1,840,000	$1,943,500
MPT Operating Partnership LP, REIT, 6.375%, 2/15/22	1,380,000	1,471,425

		$3,414,925

Real Estate – Other – 0.8%
DuPont Fabros Technology LP, REIT, 5.875%, 9/15/21	$2,455,000	$2,485,688
Felcor Lodging LP, REIT, 5.625%, 3/01/23	2,130,000	2,188,575

		$4,674,263

Issuer	Shares/Par	Value ($)

BONDS – continued
Retailers – 2.3%
Best Buy Co., Inc., 5.5%, 3/15/21	$2,095,000	$2,172,725
Bon Ton Stores, Inc., 8%, 6/15/21	1,505,000	1,151,325
DriveTime Automotive Group, Inc./DT Acceptance Corp., 8%, 6/01/21 (n)	1,430,000	1,365,650
Family Tree Escrow LLC, 5.75%, 3/01/23 (n)	2,755,000	2,878,975
Jo-Ann Stores Holdings, Inc., 9.75%, 10/15/19 (n)(p)	1,065,000	953,175
Neiman Marcus Group Ltd., 8%, 10/15/21 (n)	1,425,000	1,499,813
Rite Aid Corp., 9.25%, 3/15/20	1,350,000	1,463,063
Rite Aid Corp., 6.75%, 6/15/21	605,000	635,250
Rite Aid Corp., 6.125%, 4/01/23 (n)	485,000	499,550
Sally Beauty Holdings, Inc., 6.875%, 11/15/19	585,000	611,325

		$13,230,851

Specialty Chemicals – 0.6%
Chemtura Corp., 5.75%, 7/15/21	$2,545,000	$2,583,175
Univar USA, Inc., 6.75%, 7/15/23 (z)	590,000	595,900

		$3,179,075

Specialty Stores – 1.2%
Argos Merger Sub, Inc., 7.125%, 3/15/23 (n)	$1,885,000	$1,974,538
Group 1 Automotive, Inc., 5%, 6/01/22	2,555,000	2,542,225
Michaels Stores, Inc., 5.875%, 12/15/20 (n)	2,080,000	2,178,800

		$6,695,563

Telecommunications – Wireless – 4.7%
Crown Castle International Corp., 5.25%, 1/15/23	$1,710,000	$1,722,398
Crown Castle International Corp., 4.875%, 4/15/22	725,000	732,250
Digicel Group Ltd., 8.25%, 9/30/20 (n)	765,000	766,913
Digicel Group Ltd., 7.125%, 4/01/22 (n)	802,000	761,659
Digicel Group Ltd., 6.75%, 3/01/23 (n)	2,036,000	1,995,891
Eileme 2 AB, 11.625%, 1/31/20 (n)	1,190,000	1,320,781
Sprint Capital Corp., 6.875%, 11/15/28	1,915,000	1,646,900
Sprint Corp., 7.875%, 9/15/23	1,745,000	1,701,899
Sprint Corp., 7.125%, 6/15/24	2,860,000	2,652,936
Sprint Nextel Corp., 9%, 11/15/18 (n)	590,000	666,263
Sprint Nextel Corp., 6%, 11/15/22	1,985,000	1,813,794
T-Mobile USA, Inc., 6.125%, 1/15/22	300,000	309,750
T-Mobile USA, Inc., 6.5%, 1/15/24	1,195,000	1,233,838
T-Mobile USA, Inc., 6.633%, 4/28/21	1,185,000	1,229,438
T-Mobile USA, Inc., 6.25%, 4/01/21	3,455,000	3,541,375
Wind Acquisition Finance S.A., 7.375%, 4/23/21 (n)	2,475,000	2,502,844
Wind Acquisition Finance S.A., 4.75%, 7/15/20 (n)	1,900,000	1,871,500

		$26,470,429

9

MFS High Yield Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Telephone Services – 0.5%
Level 3 Financing, Inc., 8.625%, 7/15/20	$460,000	$491,602
Level 3 Financing, Inc., 5.125%, 5/01/23 (n)	1,190,000	1,160,250
Level 3 Financing, Inc., 5.375%, 5/01/25 (n)	950,000	915,563

		$2,567,415

Transportation – Services – 1.6%
Jack Cooper Holdings Corp., 10.25%, 6/01/20 (n)	$2,160,000	$1,998,000
Navios Maritime Acquisition Corp., 8.125%, 11/15/21 (n)	1,504,000	1,481,440
Navios Maritime Holding, Inc., 7.375%, 1/15/22 (n)	1,785,000	1,546,256
Stena AB, 7%, 2/01/24 (n)	2,705,000	2,610,325
Syncreon Group BV/Syncre, 8.625%, 11/01/21 (n)	1,405,000	1,064,288
Ultrapetrol (Bahamas) Ltd., 8.875%, 6/15/21	585,000	514,800

		$9,215,109

Utilities – Electric Power – 1.6%
Calpine Corp., 5.5%, 2/01/24	$1,770,000	$1,712,475
Covanta Holding Corp., 7.25%, 12/01/20	1,570,000	1,648,500
Covanta Holding Corp., 6.375%, 10/01/22	400,000	418,500
Covanta Holding Corp., 5.875%, 3/01/24	765,000	763,088
NRG Energy, Inc., 8.25%, 9/01/20	1,645,000	1,723,138
NRG Energy, Inc., 6.625%, 3/15/23	1,720,000	1,771,600
NRG Energy, Inc., 6.25%, 7/15/22	910,000	923,650

		$8,960,951

Total Bonds (Identified Cost, $539,534,426)		$525,139,658

FLOATING RATE LOANS (g)(r) – 3.7%
AEROSPACE – 0.2%
TransDigm, Inc., Term Loan C, 3.75%, 2/28/20	$1,480,331	$1,467,995

BUILDING – 0.4%
ABC Supply Co., Inc., Term Loan, 3.5%, 4/16/20	$1,145,199	$1,141,143
HD Supply, Inc., Term Loan B, 4%, 6/28/18	945,984	945,511

		$2,086,654

BUSINESS SERVICES – 0.1%
Fleetcor Technologies, Inc., Term Loan B, 3.75%, 11/17/21	$331,071	$331,760

CABLE TV – 0.2%
Cequel Communications LLC, Term Loan B, 3.5%, 2/14/19	$1,082,820	$1,077,406

CONGLOMERATES – 0.2%
Entegris, Inc., Term Loan B, 3.5%, 4/30/21	$1,391,827	$1,383,998

Issuer	Shares/Par	Value ($)

FLOATING RATE LOANS (g)(r) – continued
CONSUMER SERVICES – 0.2%
Realogy Corp., Term Loan B, 3.75%, 3/05/20	$1,343,700	$1,339,921

CONTAINERS – 0.1%
Berry Plastics Group, Inc., Term Loan E, 3.75%, 1/06/21	$763,876	$761,436

ELECTRONICS – 0.3%
Avago Technologies Cayman Ltd., Term Loan B, 3.75%, 5/06/21	$1,691,913	$1,693,644

ENERGY – INDEPENDENT – 0.1%
MEG Energy Corp., Term Loan, 3.75%, 3/31/20	$666,314	$651,679

ENTERTAINMENT – 0.2%
Cedar Fair LP, Term Loan B, 3.25%, 3/06/20	$959,456	$961,555

GAMING & LODGING – 0.3%
Hilton Worldwide Finance LLC, Term Loan B2, 3.5%, 10/25/20	$1,670,137	$1,668,514

MEDICAL & HEALTH TECHNOLOGY & SERVICES – 0.3%
DaVita HealthCare Partners, Inc., Term Loan B, 3.5%, 6/24/21	$1,571,038	$1,569,401

PRINTING & PUBLISHING – 0.2%
CBS Outdoor Americas Capital LLC, Term Loan B, 3%, 1/31/21	$1,319,425	$1,313,927

RETAILERS – 0.1%
Rite Aid Corp., Second Lien Term Loan, 4.87%, 6/21/21	$428,335	$428,201

TRANSPORTATION – SERVICES – 0.4%
Commercial Barge Line Co., First Lien Term Loan, 7.5%, 9/15/19	$2,196,788	$2,192,669

UTILITIES – ELECTRIC POWER – 0.4%
Calpine Construction Finance Co., Term Loan B1, 3%, 5/03/20	$2,302,563	$2,259,869

Total Floating Rate Loans (Identified Cost, $21,268,412)		$21,188,629

COMMON STOCKS – 1.0%
Automotive – 0.0%
Accuride Corp. (a)	42,065	$161,950

Special Products & Services – 1.0%
iShares iBoxx $ High Yield Corporate Bond ETF	60,000	$5,328,000

Total Common Stocks (Identified Cost, $6,005,482)		$5,489,950

MONEY MARKET FUNDS – 1.7%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)	9,914,528	$9,914,528

Total Investments (Identified Cost, $576,722,848)		$561,732,765

OTHER ASSETS, LESS LIABILITIES – 0.8%		4,353,168

NET ASSETS – 100.0%		$566,085,933

10

MFS High Yield Portfolio

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(d)	In default.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $213,237,703, representing 37.7% of net assets.

(p)	Payment-in-kind security for which interest income may be received in additional securities and/or cash. During the period, the following amount of interest income was received in additional securities and/or cash:

Payment-in-kind Securities	Cash	Additional Securities
Jo-Ann Stores Holdings, Inc., 9.75%, 10/15/19	$82,631	$—
Schaeffler Finance B.V., 6.875%, 8/15/18	52,594	—
Schaeffler Holding Finance B.V., 6.25%, 11/15/19	19,153	—
Total	$154,378	$—

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
American Media, Inc., 13.5%, 6/15/18	12/22/10	$196,557	$202,031
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.535%, 4/26/50	4/12/06	1,077,897	11
Endo Finance LLC/Endo Finco, Inc., 6%, 7/15/23	6/24/15	610,000	623,725
SS&C Technologies Holdings, Inc., 5.875%, 7/15/23	6/29/15	505,000	510,050
Univar USA, Inc., 6.75%, 7/15/23	6/24/15	590,000	595,900
Total Restricted Securities			$1,931,717
% of Net assets			0.3%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation

ETF	Exchange-Traded Fund

FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.

PLC	Public Limited Company

REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 6/30/15

Forward Foreign Currency Exchange Contracts at 6/30/15

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	EUR	JPMorgan Chase Bank N.A.	169,979	7/10/15	$184,220	$189,522	$5,302

Liability Derivatives
SELL	EUR	Goldman Sachs International	1,276,000	7/10/15	$1,354,207	$1,422,706	$(68,499)

11

MFS High Yield Portfolio

Portfolio of Investments (unaudited) – continued

Futures Contracts at 6/30/15

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	56	$7,065,625	September - 2015	$52,012

At June 30, 2015, the fund had cash collateral of $75,600 to cover any commitments for certain derivative contracts. Cash collateral is comprised of “Restricted cash” in the Statement of Assets and Liabilities.

See Notes to Financial Statements

12

MFS High Yield Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/15
Assets
Investments
Non-affiliated issuers, at value (identified cost, $566,808,320)	$551,818,237
Underlying affiliated funds, at cost and value	9,914,528
Total investments, at value (identified cost, $576,722,848)	$561,732,765
Cash	157,358
Restricted cash	75,600
Receivables for
Forward foreign currency exchange contracts	5,302
Daily variation margin on open futures contracts	1,750
Investments sold	4,568,516
Fund shares sold	5,931
Interest	9,240,613
Receivable from investment adviser	2,642
Other assets	2,604
Total assets		$575,793,081
Liabilities
Payables for
Forward foreign currency exchange contracts	$68,499
Investments purchased	2,914,028
Fund shares reacquired	6,629,233
Payable to affiliates
Shareholder servicing costs	106
Distribution and/or service fees	1,122
Payable for independent Trustees’ compensation	27
Accrued expenses and other liabilities	94,133
Total liabilities		$9,707,148
Net assets		$566,085,933
Net assets consist of
Paid-in capital	$578,119,900
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(15,001,311)
Accumulated net realized gain (loss) on investments and foreign currency	(51,191,969)
Undistributed net investment income	54,159,313
Net assets		$566,085,933
Shares of beneficial interest outstanding		90,516,950

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$486,875,495	77,715,849	$6.26
Service Class	79,210,438	12,801,101	6.19

See Notes to Financial Statements

13

MFS High Yield Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/15
Net investment income
Income
Interest	$17,937,811
Dividends	90,446
Dividends from underlying affiliated funds	6,821
Total investment income		$18,035,078
Expenses
Management fee	$2,089,559
Distribution and/or service fees	107,735
Shareholder servicing costs	11,524
Administrative services fee	51,933
Independent Trustees’ compensation	8,125
Custodian fee	33,009
Shareholder communications	36,785
Audit and tax fees	37,460
Legal fees	3,577
Miscellaneous	16,368
Total expenses		$2,396,075
Fees paid indirectly	(375)
Reduction of expenses by investment adviser	(136,636)
Net expenses		$2,259,064
Net investment income		$15,776,014
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$(3,325,217)
Futures contracts	(125,617)
Foreign currency	(4,261)
Net realized gain (loss) on investments and foreign currency		$(3,455,095)
Change in unrealized appreciation (depreciation)
Investments	$3,172,735
Futures contracts	89,833
Translation of assets and liabilities in foreign currencies	(62,918)
Net unrealized gain (loss) on investments and foreign currency translation		$3,199,650
Net realized and unrealized gain (loss) on investments and foreign currency		$(255,445)
Change in net assets from operations		$15,520,569

See Notes to Financial Statements

14

MFS High Yield Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/15 (unaudited )	Year ended 12/31/14
Change in net assets
From operations
Net investment income	$15,776,014	$35,987,701
Net realized gain (loss) on investments and foreign currency	(3,455,095)	11,166,600
Net unrealized gain (loss) on investments and foreign currency translation	3,199,650	(27,294,937)
Change in net assets from operations	$15,520,569	$19,859,364
Distributions declared to shareholders
From net investment income	$—	$(34,697,077)
Change in net assets from fund share transactions	$(47,795,652)	$(90,410,935)
Total change in net assets	$(32,275,083)	$(105,248,648)
Net assets
At beginning of period	598,361,016	703,609,664
At end of period (including undistributed net investment income of $54,159,313 and $38,383,299, respectively)	$566,085,933	$598,361,016

See Notes to Financial Statements

15

MFS High Yield Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/15		Years ended 12/31
			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$6.11		$6.28	$6.05	$5.64	$5.96	$5.67
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.35	$0.36	$0.40	$0.41	$0.42
Net realized and unrealized gain (loss) on investments and foreign currency	(0.01)		(0.17)	0.02	0.42	(0.18)	0.42
Total from investment operations	$0.15		$0.18	$0.38	$0.82	$0.23	$0.84
Less distributions declared to shareholders
From net investment income	$—		$(0.35)	$(0.15)	$(0.41)	$(0.55)	$(0.55)
Net asset value, end of period (x)	$6.26		$6.11	$6.28	$6.05	$5.64	$5.96
Total return (%) (k)(r)(s)(x)	2.45	(n)	2.81	6.42	14.91	4.13	15.53
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.77	(a)	0.77	0.76	0.81	0.86	0.88
Expenses after expense reductions (f)	0.72	(a)	0.74	0.75	0.79	0.81	0.83
Net investment income	5.32	(a)	5.44	5.79	6.65	6.97	7.42
Portfolio turnover	22	(n)	43	52	48	57	62
Net assets at end of period (000 omitted)	$486,875		$514,089	$600,994	$368,899	$145,773	$122,666

Service Class	Six months ended 6/30/15		Years ended 12/31
			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$6.04		$6.21	$5.99	$5.59	$5.91	$5.63
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.33	$0.34	$0.38	$0.40	$0.41
Net realized and unrealized gain (loss) on investments and foreign currency	(0.01)		(0.16)	0.02	0.41	(0.19)	0.40
Total from investment operations	$0.15		$0.17	$0.36	$0.79	$0.21	$0.81
Less distributions declared to shareholders
From net investment income	$—		$(0.34)	$(0.14)	$(0.39)	$(0.53)	$(0.53)
Net asset value, end of period (x)	$6.19		$6.04	$6.21	$5.99	$5.59	$5.91
Total return (%) (k)(r)(s)(x)	2.48	(n)	2.53	6.10	14.54	3.86	15.17
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.02	(a)	1.02	1.01	1.06	1.11	1.13
Expenses after expense reductions (f)	0.97	(a)	0.99	1.00	1.04	1.06	1.08
Net investment income	5.07	(a)	5.19	5.56	6.46	6.73	7.18
Portfolio turnover	22	(n)	43	52	48	57	62
Net assets at end of period (000 omitted)	$79,210		$84,272	$102,616	$110,426	$83,400	$101,189

See Notes to Financial Statements

16

MFS High Yield Portfolio

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

17

MFS High Yield Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS High Yield Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments

18

MFS High Yield Portfolio

Notes to Financial Statements (unaudited) – continued

and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of June 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$5,489,950	$—	$—	$5,489,950
U.S. Corporate Bonds	—	435,503,106	—	435,503,106
Commercial Mortgage-Backed Securities	—	305,976	—	305,976
Asset-Backed Securities (including CDOs)	—	465,816	—	465,816
Foreign Bonds	—	88,864,760	—	88,864,760
Floating Rate Loans	—	21,188,629	—	21,188,629
Mutual Funds	9,914,528	—	—	9,914,528
Total Investments	$15,404,478	$546,328,287	$—	$561,732,765

Other Financial Instruments
Futures Contracts	$52,012	$—	$—	$52,012
Forward Foreign Currency Exchange Contracts	—	(63,197)	—	(63,197)

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts and forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

19

MFS High Yield Portfolio

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2015 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$52,012	$—
Foreign Exchange	Forward Foreign Currency Exchange	5,302	(68,499)
Total		$57,314	$(68,499)

(a)	The value of futures contracts includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2015 as reported in the Statement of Operations:

Risk	Futures Contracts	Foreign Currency
Interest Rate	$(125,617)	$—
Foreign Exchange	—	(3,165)
Total	$(125,617)	$(3,165)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2015 as reported in the Statement of Operations:

Risk	Futures Contracts	Translation of Assets and Liabilities in Foreign Currencies
Interest Rate	$89,833	$—
Foreign Exchange	—	(63,461)
Total	$89,833	$(63,461)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty

20

MFS High Yield Portfolio

Notes to Financial Statements (unaudited) – continued

risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which contractually obligate the fund to supply additional cash to the borrower on demand. The fund generally provides this financial support in order to preserve its existing investment or to obtain a more senior secured interest in the assets of the borrower. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended June 30, 2015, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

21

MFS High Yield Portfolio

Notes to Financial Statements (unaudited) – continued

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/14
Ordinary income (including any short-term capital gains)	$34,697,077

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/15
Cost of investments	$579,552,797
Gross appreciation	5,106,963
Gross depreciation	(22,926,995)
Net unrealized appreciation (depreciation)	$(17,820,032)

As of 12/31/14
Undistributed ordinary income	38,419,572
Capital loss carryforwards	(44,524,644)
Other temporary differences	(36,595)
Net unrealized appreciation (depreciation)	(21,412,869)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after December 31, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2014, the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

12/31/15	$(2,561,952)
12/31/16	(30,768,220)
12/31/17	(11,194,472)
Total	$(44,524,644)

The availability of $10,086,800 of the capital loss carryforwards, which were acquired on August 16, 2013 in connection with the MFS High Income Series merger, may be limited in a given year.

The availability of $34,437,844 of the capital loss carryforwards for the fund may be limited in a given year due to a change in ownership of the fund on July 31, 2013.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/15	Year ended 12/31/14
Initial Class	$—	$29,997,899
Service Class	—	4,699,178
Total	$—	$34,697,077

22

MFS High Yield Portfolio

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.70%
Average daily net assets in excess of $1 billion	0.65%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2015, this management fee reduction amounted to $19,808, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2015 was equivalent to an annual effective rate of 0.69% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.72% of average daily net assets for the Initial Class shares and 0.97% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2017. For the six months ended June 30, 2015, this reduction amounted to $116,828, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2015, the fee was $11,343, which equated to 0.0038% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2015, these costs amounted to $181.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2015 was equivalent to an annual effective rate of 0.0174% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2015, the fee paid by the fund under this agreement was $760 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2015, purchases and sales of investments, other than short-term obligations, aggregated $127,258,481 and $150,485,236, respectively.

23

MFS High Yield Portfolio

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	3,763,724	$23,313,222	2,991,264	$19,007,846
Service Class	2,429,076	14,976,931	2,757,244	16,995,501
	6,192,800	$38,290,153	5,748,508	$36,003,347
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	4,791,997	$29,997,899
Service Class	—	—	757,932	4,699,178
	—	$—	5,549,929	$34,697,077
Shares reacquired
Initial Class	(10,219,471)	$(63,939,752)	(19,315,849)	$(123,140,577)
Service Class	(3,580,154)	(22,146,053)	(6,083,157)	(37,970,782)
	(13,799,625)	$(86,085,805)	(25,399,006)	$(161,111,359)
Net change
Initial Class	(6,455,747)	$(40,626,530)	(11,532,588)	$(74,134,832)
Service Class	(1,151,078)	(7,169,122)	(2,567,981)	(16,276,103)
	(7,606,825)	$(47,795,652)	(14,100,569)	$(90,410,935)

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Conservative Allocation Portfolio, and the MFS Growth Allocation Portfolio were the owners of record of approximately 18%, 7%, and 5%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2015, the fund’s commitment fee and interest expense were $982 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	13,904,801	91,022,859	(95,013,132)	9,914,528

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$6,821	$9,914,528

24

MFS High Yield Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products” section of mfs.com.

25

SEMIANNUAL REPORT

June 30, 2015

MFS® INTERNATIONAL GROWTH PORTFOLIO

MFS® Variable Insurance Trust II

FCI-SEM

MFS® INTERNATIONAL GROWTH PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS International Growth Portfolio

LETTER FROM THE CHAIRMAN

Dear Contract Owners:

The U.S. economy stumbled slightly in the first quarter of 2015, held back by a strong dollar, weak overseas demand and harsh winter weather that hurt domestic consumption. However, growth resumed in the second quarter.

Other major economies and regions have struggled, leading central banks to step up their efforts to stimulate economic growth. The European Central Bank’s quantitative easing program has begun to make an impact. However, risks associated with a potential Greek debt default and potential eurozone exit have weighed on business and investor confidence.

Despite the People’s Bank of China’s targeted stimulative actions, China’s economic growth rate has continued to decelerate to multidecade lows, and Chinese equity markets are beginning to show signs of strain.

The world’s financial markets have become increasingly complex in recent years. Now, more than ever, it is important to understand companies on a global basis. At MFS®, we believe our integrated research platform, collaborative culture, active risk management process and long-term focus give us a research advantage.

As investors, we aim to add long-term value. We believe this approach will serve you well as you work with your financial advisor to reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

August 14, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS International Growth Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Nestle S.A.	3.3%
Roche Holding AG	3.2%
Novartis AG	3.1%
LVMH Moet Hennessy Louis Vuitton S.A.	2.8%
Danone S.A.	2.8%
UBS AG	2.7%
Bayer AG	2.7%
Accenture PLC, “A”	2.6%
AIA Group Ltd.	2.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.4%

Equity sectors
Consumer Staples	19.1%
Health Care	14.9%
Financial Services	13.6%
Technology	10.2%
Special Products & Services	8.7%
Industrial Goods & Services	8.2%
Basic Materials	7.7%
Retailing	7.2%
Leisure	4.2%
Energy	2.5%
Transportation	2.4%
Utilities & Communications	0.8%
Autos & Housing	0.6%

Issuer country weightings (x)
United Kingdom	18.2%
France	15.0%
Switzerland	14.9%
Germany	9.0%
Japan	7.4%
United States	4.2%
Denmark	3.8%
Canada	3.6%
Taiwan	3.2%
Other Countries	20.7%

Currency exposure weightings (y)
Euro	28.8%
British Pound Sterling	18.2%
Swiss Franc	14.9%
United States Dollar	7.5%
Japanese Yen	7.4%
Danish Krone	3.8%
Hong Kong Dollar	3.7%
Taiwan Dollar	3.2%
South Korean Won	2.2%
Other Currencies	10.3%

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Other.

From time to time Cash & Other may be negative due to timing of cash receipts.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and the Notes to Financial Statements for additional information related to certain risks associated with assets included in “Other”.

Percentages are based on net assets as of 6/30/15.

The portfolio is actively managed and current holdings may be different.

2

MFS International Growth Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2015 through June 30, 2015

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2015 through June 30, 2015.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/15	Ending Account Value 6/30/15	Expenses Paid During Period (p) 1/01/15-6/30/15
Initial Class	Actual	1.02%	$1,000.00	$1,057.19	$5.20
	Hypothetical (h)	1.02%	$1,000.00	$1,019.74	$5.11
Service Class	Actual	1.27%	$1,000.00	$1,055.35	$6.47
	Hypothetical (h)	1.27%	$1,000.00	$1,018.50	$6.36

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

MFS International Growth Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 100.1%
Aerospace – 1.2%
Rolls-Royce Holdings PLC	166,797	$2,280,094

Airlines – 0.4%
Copa Holdings S.A., “A”	8,826	$728,939

Alcoholic Beverages – 5.9%
AmBev S.A., ADR	184,469	$1,125,261
Carlsberg A.S., “B”	29,636	2,690,397
Diageo PLC	103,093	2,982,141
Pernod Ricard S.A.	36,690	4,237,637

		$11,035,436

Apparel Manufacturers – 4.6%
Burberry Group PLC	100,653	$2,484,552
Kering S.A.	5,123	914,677
LVMH Moet Hennessy Louis Vuitton S.A.	30,334	5,314,475

		$8,713,704

Automotive – 0.6%
Guangzhou Automobile Group Co. Ltd., “H”	1,140,000	$1,055,944

Broadcasting – 1.9%
WPP PLC	159,254	$3,568,249

Business Services – 8.7%
Accenture PLC, “A”	49,890	$4,828,354
Amadeus IT Holding S.A.	40,994	1,634,080
Brenntag AG	49,287	2,825,955
Compass Group PLC	248,799	4,116,445
Experian Group Ltd.	65,413	1,191,222
Intertek Group PLC	47,263	1,819,419

		$16,415,475

Computer Software – 2.8%
Dassault Systems S.A.	22,849	$1,661,362
OBIC Co. Ltd.	50,100	2,235,127
SAP AG	19,866	1,386,440

		$5,282,929

Computer Software – Systems – 1.6%
NICE Systems Ltd., ADR	46,206	$2,938,240

Consumer Products – 4.0%
L’Oreal S.A.	16,713	$2,981,197
Reckitt Benckiser Group PLC	38,784	3,344,352
Uni-Charm Corp.	47,200	1,122,102

		$7,447,651

Containers – 0.6%
Brambles Ltd.	136,513	$1,116,462

Electrical Equipment – 4.8%
Legrand S.A.	19,899	$1,117,206
Mettler-Toledo International, Inc. (a)	9,298	3,174,895
Prysmian S.p.A.	81,992	1,771,502
Schneider Electric S.A.	41,622	2,873,693

		$8,937,296

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electronics – 4.2%
MediaTek, Inc.	102,000	$1,395,064
Samsung Electronics Co. Ltd.	1,779	2,022,298
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	201,027	4,565,323

		$7,982,685

Energy – Independent – 1.3%
INPEX Corp.	150,700	$1,713,438
Oil Search Ltd.	118,251	650,517

		$2,363,955

Energy – Integrated – 1.3%
BG Group PLC	75,374	$1,254,781
Suncor Energy, Inc.	40,221	1,107,768

		$2,362,549

Food & Beverages – 7.7%
Chr. Hansen Holding A.S.	24,417	$1,191,313
Danone S.A.	81,209	5,250,172
M. Dias Branco S.A. Industria e Comercio de Alimentos	17,679	466,269
Nestle S.A.	86,662	6,256,682
Want Want China Holdings Ltd.	1,181,000	1,249,324

		$14,413,760

Food & Drug Stores – 2.0%
Dairy Farm International Holdings Ltd.	62,100	$537,786
Loblaw Cos. Ltd.	29,302	1,479,880
Sundrug Co. Ltd.	29,700	1,769,114

		$3,786,780

Gaming & Lodging – 0.7%
Paddy Power PLC	16,070	$1,379,683

General Merchandise – 0.6%
Dollarama, Inc.	7,326	$444,018
Lojas Renner S.A.	17,816	647,521

		$1,091,539

Insurance – 2.5%
AIA Group Ltd.	705,400	$4,618,309

Internet – 0.4%
NAVER Corp.	1,275	$724,685

Machinery & Tools – 2.2%
Atlas Copco AB, “A”	31,500	$881,560
Schindler Holding AG	8,286	1,355,077
Weir Group PLC	70,841	1,888,912

		$4,125,549

Major Banks – 1.6%
HSBC Holdings PLC	338,779	$3,034,679

Medical & Health Technology & Services – 1.2%
Fresenius Medical Care AG & Co. KGaA	26,677	$2,202,012

4

MFS International Growth Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Medical Equipment – 2.0%
Essilor International S.A.	12,926	$1,541,928
Sonova Holding AG	8,620	1,165,376
Terumo Corp.	45,100	1,082,312

		$3,789,616

Network & Telecom – 1.2%
Ericsson, Inc., “B”	219,094	$2,270,267

Other Banks & Diversified Financials – 9.5%
Aeon Credit Service Co. Ltd.	62,900	$1,747,436
Credicorp Ltd.	8,730	1,212,772
Grupo Financiero Banorte S.A. de C.V.	174,077	955,139
HDFC Bank Ltd.	172,892	2,897,326
Julius Baer Group Ltd.	38,610	2,165,992
Kasikornbank PLC, NVDR	92,600	518,168
KBC Group N.V.	37,156	2,482,916
Sberbank of Russia	557,530	730,947
UBS AG	243,293	5,160,169

		$17,870,865

Pharmaceuticals – 11.7%
Bayer AG	36,580	$5,120,079
Novartis AG	58,480	5,763,872
Novo Nordisk A.S., “B”	59,219	3,226,475
Roche Holding AG	21,756	6,096,660
Shire PLC	22,150	1,773,222

		$21,980,308

Railroad & Shipping – 2.0%
Canadian National Railway Co.	64,106	$3,702,122

Restaurants – 1.5%
Whitbread PLC	37,031	$2,877,828

Specialty Chemicals – 7.1%
Akzo Nobel N.V.	24,665	$1,794,779
Croda International PLC	36,007	1,556,971
L’Air Liquide S.A.	17,505	2,214,027
LG Chemical Ltd.	5,525	1,379,454
Linde AG	17,783	3,368,330
Nippon Paint Holdings Co. Ltd.	35,200	993,717
Symrise AG	34,193	2,122,141

		$13,429,419

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Telecommunications – Wireless – 0.7%
SoftBank Corp.	24,000	$1,413,703

Tobacco – 1.6%
ITC Ltd.	235,029	$1,163,150
Japan Tobacco, Inc.	51,300	1,827,786

		$2,990,936

Total Common Stocks (Identified Cost, $139,653,784)		$187,931,668

MONEY MARKET FUNDS – 0.1%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)	129,001	$129,001

Total Investments (Identified Cost, $139,782,785)		$188,060,669

OTHER ASSETS, LESS LIABILITIES – (0.2)%		(283,859)

NET ASSETS – 100.0%		$187,776,810

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

NVDR	Non-Voting Depositary Receipt

PLC	Public Limited Company

See Notes to Financial Statements

5

MFS International Growth Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/15
Assets
Investments
Non-affiliated issuers, at value (identified cost, $139,653,784)	$187,931,668
Underlying affiliated funds, at cost and value	129,001
Total investments, at value (identified cost, $139,782,785)	$188,060,669
Foreign currency, at value (identified cost, $137,857)	137,204
Receivables for
Investments sold	37,201
Fund shares sold	58,841
Interest and dividends	686,674
Other assets	1,003
Total assets		$188,981,592
Liabilities
Payable to custodian	$14,600
Payable for fund shares reacquired	1,114,914
Payable to affiliates
Investment adviser	8,443
Shareholder servicing costs	35
Distribution and/or service fees	412
Payable for independent Trustees’ compensation	466
Deferred country tax expense payable	4
Accrued expenses and other liabilities	65,908
Total liabilities		$1,204,782
Net assets		$187,776,810
Net assets consist of
Paid-in capital	$124,832,239
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	48,278,401
Accumulated net realized gain (loss) on investments and foreign currency	10,029,113
Undistributed net investment income	4,637,057
Net assets		$187,776,810
Shares of beneficial interest outstanding		13,385,312

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$158,197,919	11,260,908	$14.05
Service Class	29,578,891	2,124,404	13.92

See Notes to Financial Statements

6

MFS International Growth Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/15
Net investment income
Income
Dividends	$3,071,408
Interest	21,094
Dividends from underlying affiliated funds	375
Foreign taxes withheld	(286,711)
Total investment income		$2,806,166
Expenses
Management fee	$881,095
Distribution and/or service fees	37,659
Shareholder servicing costs	3,680
Administrative services fee	20,231
Independent Trustees’ compensation	2,827
Custodian fee	56,686
Shareholder communications	5,648
Audit and tax fees	29,376
Legal fees	778
Miscellaneous	5,965
Total expenses		$1,043,945
Fees paid indirectly	(3)
Reduction of expenses by investment adviser	(6,500)
Net expenses		$1,037,442
Net investment income		$1,768,724
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments (net of $16,292 country tax)	$5,477,121
Foreign currency	(68,696)
Net realized gain (loss) on investments and foreign currency		$5,408,425
Change in unrealized appreciation (depreciation)
Investments (net of $40,397 decrease in deferred country tax)	$4,051,797
Translation of assets and liabilities in foreign currencies	17,237
Net unrealized gain (loss) on investments and foreign currency translation		$4,069,034
Net realized and unrealized gain (loss) on investments and foreign currency		$9,477,459
Change in net assets from operations		$11,246,183

See Notes to Financial Statements

7

MFS International Growth Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/15 (unaudited )	Year ended 12/31/14
Change in net assets
From operations
Net investment income	$1,768,724	$2,923,883
Net realized gain (loss) on investments and foreign currency	5,408,425	7,408,562
Net unrealized gain (loss) on investments and foreign currency translation	4,069,034	(20,404,041)
Change in net assets from operations	$11,246,183	$(10,071,596)
Distributions declared to shareholders
From net investment income	$—	$(1,789,349)
From net realized gain on investments	—	(9,240,204)
Total distributions declared to shareholders	$—	$(11,029,553)
Change in net assets from fund share transactions	$(18,558,555)	$(3,440,851)
Total change in net assets	$(7,312,372)	$(24,542,000)
Net assets
At beginning of period	195,089,182	219,631,182
At end of period (including undistributed net investment income of $4,637,057 and $2,868,333, respectively)	$187,776,810	$195,089,182

See Notes to Financial Statements

8

MFS International Growth Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/15		Years ended 12/31
			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$13.29		$14.77	$13.13	$11.08	$13.85	$12.13
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.21	$0.14	$0.15	$0.15	$0.15
Net realized and unrealized gain (loss) on investments and foreign currency	0.63		(0.90)	1.70	2.02	(1.60)	1.68
Total from investment operations	$0.76		$(0.69)	$1.84	$2.17	$(1.45)	$1.83
Less distributions declared to shareholders
From net investment income	$—		$(0.13)	$(0.19)	$(0.12)	$(0.15)	$(0.11)
From net realized gain on investments	—		(0.66)	(0.01)	—	(1.17)	—
Total distributions declared to shareholders	$—		$(0.79)	$(0.20)	$(0.12)	$(1.32)	$(0.11)
Net asset value, end of period (x)	$14.05		$13.29	$14.77	$13.13	$11.08	$13.85
Total return (%) (k)(r)(s)(x)	5.72	(n)	(4.98)	14.09	19.71	(10.89)	15.16
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.03	(a)	1.02	1.03	1.04	1.06	1.09
Expenses after expense reductions (f)	1.02	(a)	1.01	1.03	1.04	N/A	N/A
Net investment income	1.85	(a)	1.44	0.98	1.23	1.16	1.21
Portfolio turnover	15	(n)	22	26	49	52	66
Net assets at end of period (000 omitted)	$158,198		$164,724	$186,566	$175,946	$188,066	$221,456

Service Class	Six months ended 6/30/15		Years ended 12/31
			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$13.19		$14.66	$13.04	$11.00	$13.76	$12.06
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.17	$0.10	$0.12	$0.11	$0.11
Net realized and unrealized gain (loss) on investments and foreign currency	0.62		(0.88)	1.68	2.01	(1.58)	1.67
Total from investment operations	$0.73		$(0.71)	$1.78	$2.13	$(1.47)	$1.78
Less distributions declared to shareholders
From net investment income	$—		$(0.10)	$(0.15)	$(0.09)	$(0.12)	$(0.08)
From net realized gain on investments	—		(0.66)	(0.01)	—	(1.17)	—
Total distributions declared to shareholders	$—		$(0.76)	$(0.16)	$(0.09)	$(1.29)	$(0.08)
Net asset value, end of period (x)	$13.92		$13.19	$14.66	$13.04	$11.00	$13.76
Total return (%) (k)(r)(s)(x)	5.53	(n)	(5.19)	13.76	19.45	(11.11)	14.86
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.28	(a)	1.27	1.28	1.29	1.31	1.34
Expenses after expense reductions (f)	1.27	(a)	1.26	1.28	1.29	N/A	N/A
Net investment income	1.59	(a)	1.19	0.72	0.98	0.89	0.94
Portfolio turnover	15	(n)	22	26	49	52	66
Net assets at end of period (000 omitted)	$29,579		$30,365	$33,065	$28,781	$28,910	$31,348

See Notes to Financial Statements

9

MFS International Growth Portfolio

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

10

MFS International Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS International Growth Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and

11

MFS International Growth Portfolio

Notes to Financial Statements (unaudited) – continued

significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$34,172,867	$—	$—	$34,172,867
France	28,106,374	—	—	28,106,374
Switzerland	27,963,828	—	—	27,963,828
Germany	17,024,957	—	—	17,024,957
Japan	13,904,735	—	—	13,904,735
United States	8,003,249	—	—	8,003,249
Denmark	7,108,185	—	—	7,108,185
Canada	6,733,788	—	—	6,733,788
Taiwan	5,960,387	—	—	5,960,387
Other Countries	38,222,351	730,947	—	38,953,298
Mutual Funds	129,001	—	—	129,001
Total Investments	$187,329,722	$730,947	$—	$188,060,669

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $119,794,859 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes

12

MFS International Growth Portfolio

Notes to Financial Statements (unaudited) – continued

the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2015, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended June 30, 2015, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/14
Ordinary income (including any short-term capital gains)	$2,702,095
Long-term capital gains	8,327,458
Total distributions	$11,029,553

13

MFS International Growth Portfolio

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/15
Cost of investments	$142,119,998
Gross appreciation	49,758,571
Gross depreciation	(3,817,900)
Net unrealized appreciation (depreciation)	$45,940,671

As of 12/31/14
Undistributed ordinary income	3,852,973
Undistributed long-term capital gain	5,981,497
Other temporary differences	(65,353)
Net unrealized appreciation (depreciation)	41,929,271

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/15	Year ended 12/31/14	Six months ended 6/30/15	Year ended 12/31/14
Initial Class	$—	$1,588,243	$—	$7,863,786
Service Class	—	201,106	—	1,376,418
Total	$—	$1,789,349	$—	$9,240,204

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1 billion of average daily net assets	0.80%
Average daily net assets in excess of $2 billion	0.70%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2015, this management fee reduction amounted to $6,500, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2015 was equivalent to an annual effective rate of 0.89% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2015, the fee was $3,620, which equated to 0.0037% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2015, these costs amounted to $60.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The

14

MFS International Growth Portfolio

Notes to Financial Statements (unaudited) – continued

fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2015 was equivalent to an annual effective rate of 0.0207% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2015, the fee paid by the fund under this agreement was $250 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2015, purchases and sales of investments, other than short-term obligations, aggregated $28,236,960 and $43,682,623, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	134,322	$1,894,605	624,699	$8,840,275
Service Class	110,334	1,542,468	390,985	5,447,027
	244,656	$3,437,073	1,015,684	$14,287,302
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	665,636	$9,452,029
Service Class	—	—	111,802	1,577,524
	—	$—	777,438	$11,029,553
Shares reacquired
Initial Class	(1,270,095)	$(17,994,652)	(1,527,528)	$(22,235,720)
Service Class	(288,757)	(4,000,976)	(455,584)	(6,521,986)
	(1,558,852)	$(21,995,628)	(1,983,112)	$(28,757,706)
Net change
Initial Class	(1,135,773)	$(16,100,047)	(237,193)	$(3,943,416)
Service Class	(178,423)	(2,458,508)	47,203	502,565
	(1,314,196)	$(18,558,555)	(189,990)	$(3,440,851)

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio, were the owners of record of approximately 32%, 14%, and 8%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks

15

MFS International Growth Portfolio

Notes to Financial Statements (unaudited) – continued

for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2015, the fund’s commitment fee and interest expense were $326 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,302,854	12,542,501	(14,716,354)	129,001

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$375	$129,001

16

MFS International Growth Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products” section of mfs.com.

17

SEMIANNUAL REPORT

June 30, 2015

MFS® INTERNATIONAL VALUE PORTFOLIO

MFS® Variable Insurance Trust II

FCG-SEM

MFS® INTERNATIONAL VALUE PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS International Value Portfolio

LETTER FROM THE CHAIRMAN

Dear Contract Owners:

The U.S. economy stumbled slightly in the first quarter of 2015, held back by a strong dollar, weak overseas demand and harsh winter weather that hurt domestic consumption. However, growth resumed in the second quarter.

Other major economies and regions have struggled, leading central banks to step up their efforts to stimulate economic growth. The European Central Bank’s quantitative easing program has begun to make an impact. However, risks associated with a potential Greek debt default and potential eurozone exit have weighed on business and investor confidence.

Despite the People’s Bank of China’s targeted stimulative actions, China’s economic growth rate has continued to decelerate to multidecade lows, and Chinese equity markets are beginning to show signs of strain.

The world’s financial markets have become increasingly complex in recent years. Now, more than ever, it is important to understand companies on a global basis. At MFS®, we believe our integrated research platform, collaborative culture, active risk management process and long-term focus give us a research advantage.

As investors, we aim to add long-term value. We believe this approach will serve you well as you work with your financial advisor to reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

August 14, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS International Value Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings
Nestle S.A.	3.9%
Danone S.A.	3.5%
Reckitt Benckiser Group PLC	3.1%
Colgate-Palmolive Co.	3.1%
KDDI Corp.	2.9%
Kao Corp.	2.6%
Brambles Ltd.	2.3%
Compass Group PLC	2.3%
Henkel AG & Co. KGaA	2.2%
Bayer AG	2.1%

Equity sectors
Consumer Staples	27.7%
Financial Services	18.5%
Technology	12.5%
Special Products & Services	9.7%
Health Care	8.9%
Basic Materials	5.2%
Utilities & Communications	4.6%
Industrial Goods & Services	3.5%
Transportation	1.5%
Leisure	1.4%
Autos & Housing	1.3%
Energy	0.7%
Retailing	0.4%

Issuer country weightings (i)(x)
Japan	23.0%
United Kingdom	17.1%
United States	13.1%
Switzerland	11.9%
Germany	10.2%
France	7.7%
Netherlands	3.6%
Australia	3.2%
Sweden	1.9%
Other Countries	8.3%

Currency exposure weightings (i)(y)
Euro	23.4%
Japanese Yen	22.1%
British Pound Sterling	17.1%
United States Dollar	14.1%
Swiss Franc	11.9%
Australian Dollar	3.2%
Swedish Krona	1.9%
Canadian Dollar	1.7%
Taiwan Dollar	1.5%
Other Currencies	3.1%

(i)	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of derivative positions. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Other.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and the Notes to Financial Statements for additional information related to certain risks associated with assets included in “Other”.

Percentages are based on net assets as of 6/30/15.

The portfolio is actively managed and current holdings may be different.

2

MFS International Value Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2015 through June 30, 2015

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2015 through June 30, 2015.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/15	Ending Account Value 6/30/15	Expenses Paid During Period (p) 1/01/15-6/30/15
Initial Class	Actual	0.92%	$1,000.00	$1,060.29	$4.70
	Hypothetical (h)	0.92%	$1,000.00	$1,020.23	$4.61
Service Class	Actual	1.17%	$1,000.00	$1,058.77	$5.97
	Hypothetical (h)	1.17%	$1,000.00	$1,018.99	$5.86

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Notes to Expense Table

Changes to the fund’s fee arrangements will occur during the fund’s current fiscal year. Had these fee changes been in effect during the six month period, the annualized expense ratios, the actual expenses paid during the period and the hypothetical expenses paid during the period would have been approximately 0.90%, $4.60 and $4.51 for Initial Class and 1.15%, $5.87 and $5.76 for Service Class, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

3

MFS International Value Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 93.6%
Aerospace – 1.0%
Cobham PLC	3,373,122	$13,939,046

Alcoholic Beverages – 3.6%
Heineken N.V.	302,267	$22,938,381
Pernod Ricard S.A.	228,527	26,394,506

		$49,332,887

Automotive – 0.8%
USS Co. Ltd.	573,400	$10,354,324

Broadcasting – 0.8%
Fuji Media Holdings, Inc.	403,400	$5,356,253
Nippon Television Holdings, Inc.	296,700	5,248,646

		$10,604,899

Brokerage & Asset Managers – 1.7%
Computershare Ltd.	911,248	$8,232,991
Daiwa Securities Group, Inc.	843,000	6,317,764
IG Group Holdings PLC	680,550	7,982,430

		$22,533,185

Business Services – 9.7%
Accenture PLC, “A”	124,560	$12,054,917
Amadeus IT Holding S.A.	466,899	18,611,270
Brenntag AG	184,002	10,550,070
Bunzl PLC	835,659	22,820,446
Compass Group PLC	1,882,063	31,139,224
Intertek Group PLC	76,867	2,959,043
Nomura Research, Inc.	631,900	24,731,797
SGS S.A.	4,903	8,946,487

		$131,813,254

Chemicals – 1.6%
Givaudan S.A.	10,083	$17,449,376
Orica Ltd.	250,465	4,112,282

		$21,561,658

Computer Software – 2.3%
Cadence Design Systems, Inc. (a)	516,559	$10,155,550
Dassault Systems S.A.	127,587	9,276,913
OBIC Co. Ltd.	200,100	8,927,123
Synopsys, Inc. (a)	69,704	3,530,508

		$31,890,094

Construction – 0.5%
Geberit AG	21,340	$7,114,475

Consumer Products – 10.0%
Colgate-Palmolive Co.	648,113	$42,393,071
Kao Corp.	761,200	35,408,846
Kobayashi Pharmaceutical Co. Ltd.	132,600	9,014,438
KOSE Corp.	90,700	7,455,505
Reckitt Benckiser Group PLC	492,175	42,440,346

		$136,712,206

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Containers – 2.3%
Brambles Ltd.	3,910,706	$31,983,442

Electrical Equipment – 1.3%
Legrand S.A.	208,981	$11,732,993
Spectris PLC	192,673	6,387,760

		$18,120,753

Electronics – 8.3%
Altera Corp.	43,593	$2,231,962
Analog Devices, Inc.	398,402	25,571,432
ASM International N.V.	97,414	4,502,094
Halma PLC	916,490	10,973,065
Hirose Electric Co. Ltd.	105,100	15,054,157
Infineon Technologies AG	796,143	9,878,762
NVIDIA Corp.	469,555	9,442,751
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	897,136	20,373,959
Texas Instruments, Inc.	192,199	9,900,170
Xilinx, Inc.	119,935	5,296,330

		$113,224,682

Energy – Independent – 0.7%
Cairn Energy PLC (a)	1,127,385	$3,007,843
INPEX Corp.	636,100	7,232,366

		$10,240,209

Food & Beverages – 8.2%
Danone S.A.	730,987	$47,258,402
ITO EN Ltd.	131,800	2,765,555
Nestle S.A.	729,553	52,671,081
Toyo Suisan Kaisha Ltd.	241,000	8,792,458

		$111,487,496

Insurance – 5.0%
Amlin PLC	564,741	$4,227,332
Euler Hermes Group	40,156	4,047,913
Fairfax Financial Holdings Ltd.	46,438	22,898,507
Hiscox Ltd.	478,324	6,305,643
Jardine Lloyd Thompson Group PLC	383,912	6,297,634
Sony Financial Holdings, Inc.	397,800	6,975,355
Zurich Insurance Group AG	59,542	18,124,663

		$68,877,047

Leisure & Toys – 0.7%
Sankyo Co. Ltd.	106,600	$3,775,879
Yamaha Corp.	259,600	5,239,302

		$9,015,181

Machinery & Tools – 1.1%
Glory Ltd.	167,900	$4,973,138
Neopost S.A. (a)	137,900	5,933,509
Schindler Holding AG	28,447	4,652,170

		$15,558,817

4

MFS International Value Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Major Banks – 2.5%
Bank of Ireland (a)	14,522,294	$5,860,843
HSBC Holdings PLC	1,710,507	15,322,201
Sumitomo Mitsui Financial Group, Inc.	300,800	13,417,226

		$34,600,270

Medical Equipment – 1.1%
Nihon Kohden Corp.	291,300	$7,211,987
Terumo Corp.	346,100	8,305,721

		$15,517,708

Network & Telecom – 1.9%
Ericsson, Inc., “B”	2,508,561	$25,993,883

Other Banks & Diversified Financials – 6.1%
Chiba Bank Ltd.	636,000	$4,848,535
DnB NOR A.S.A.	1,161,574	19,378,209
Hachijuni Bank Ltd.	624,000	4,711,166
ING Groep N.V.	1,283,573	21,192,974
Joyo Bank Ltd.	897,000	5,027,920
Julius Baer Group Ltd.	97,308	5,458,906
Jyske Bank A.S. (a)	79,161	3,977,036
North Pacific Bank Ltd.	934,700	4,177,644
Sydbank A.S.	108,569	4,150,084
UBS AG	268,895	5,703,180
UniCredit S.p.A.	654,334	4,395,141

		$83,020,795

Pharmaceuticals – 7.8%
Bayer AG	202,208	$28,302,925
GlaxoSmithKline PLC (a)	1,144,439	23,781,191
Novartis AG	233,282	22,992,605
Roche Holding AG	69,465	19,466,100
Santen Pharmaceutical Co. Ltd.	822,000	11,639,711

		$106,182,532

Real Estate – 3.2%
Deutsche Annington Immobilien SE	615,321	$17,355,556
Deutsche Wohnen AG	635,564	14,564,415
LEG Immobilien AG	100,011	6,948,507
TAG Immobilien AG	388,098	4,543,044

		$43,411,522

Specialty Chemicals – 1.3%
Sigma-Aldrich Corp.	11,021	$1,535,776
Symrise AG	255,851	15,879,054

		$17,414,830

Specialty Stores – 0.4%
Esprit Holdings Ltd.	5,701,958	$5,340,379

Telecommunications – Wireless – 3.9%
KDDI Corp.	1,660,500	$40,079,397
Vodafone Group PLC	3,698,781	13,358,214

		$53,437,611

Issuer	Shares/Par		Value ($)

COMMON STOCKS – continued
Telephone Services – 0.7%
TDC A.S.		1,232,358	$9,036,568

Tobacco – 3.6%
British American Tobacco PLC		408,288	$21,907,993
Japan Tobacco, Inc.		767,100	27,331,287

			$49,239,280

Trucking – 1.5%
Yamato Holdings Co. Ltd.		1,045,500	$20,241,960

Total Common Stocks (Identified Cost, $1,045,276,710)			$1,277,800,993

PREFERRED STOCKS – 2.2%
Consumer Products – 2.2%
Henkel AG & Co. KGaA (Identified Cost, $20,643,409)		273,461	$30,669,709

Issuer/Expiration Date/Strike Price	Par Amount of Contracts
PUT OPTIONS PURCHASED – 0.1%
JPY Currency – July 2015 @ $0.01	JPY	1,719,535,644	$710,168
JPY Currency – September 2015 @ EUR 0.01		3,202,871,984	$16,014

Total Put Options Purchased (Premium Paid, $397,634)			$726,182

Issuer	Shares/Par
MONEY MARKET FUNDS – 3.9%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)		52,776,485	$52,776,485

Total Investments (Identified Cost, $1,119,094,238)			$1,361,973,369

OTHER ASSETS, LESS LIABILITIES – 0.2%			2,988,981

NET ASSETS – 100.0%			$1,364,962,350

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

JPY	Japanese Yen

See Notes to Financial Statements

5

MFS International Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/15
Assets
Investments
Non-affiliated issuers, at value (identified cost, $1,066,317,753)	$1,309,196,884
Underlying affiliated funds, at cost and value	52,776,485
Total investments, at value (identified cost, $1,119,094,238)	$1,361,973,369
Foreign currency, at value (identified cost, $19,126)	15,120
Receivables for
Investments sold	703,315
Fund shares sold	2,451,021
Interest and dividends	4,484,914
Other assets	1,801
Total assets		$1,369,629,540
Liabilities
Payables for
Investments purchased	$3,136,523
Fund shares reacquired	1,307,136
Payable to affiliates
Investment adviser	58,417
Shareholder servicing costs	266
Distribution and/or service fees	15,812
Payable for independent Trustees’ compensation	38
Accrued expenses and other liabilities	148,998
Total liabilities		$4,667,190
Net assets		$1,364,962,350
Net assets consist of
Paid-in capital	$1,059,548,774
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	242,867,994
Accumulated net realized gain (loss) on investments and foreign currency	24,016,599
Undistributed net investment income	38,528,983
Net assets		$1,364,962,350
Shares of beneficial interest outstanding		59,990,227

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$226,594,616	9,835,428	$23.04
Service Class	1,138,367,734	50,154,799	22.70

See Notes to Financial Statements

6

MFS International Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/15
Net investment income
Income
Dividends	$23,233,522
Interest	212,534
Dividends from underlying affiliated funds	23,903
Foreign taxes withheld	(1,908,531)
Total investment income		$21,561,428
Expenses
Management fee	$5,769,515
Distribution and/or service fees	1,364,504
Shareholder servicing costs	26,187
Administrative services fee	108,780
Independent Trustees’ compensation	12,959
Custodian fee	142,377
Shareholder communications	28,111
Audit and tax fees	29,953
Legal fees	4,685
Miscellaneous	14,748
Total expenses		$7,501,819
Fees paid indirectly	(5)
Reduction of expenses by investment adviser	(43,830)
Net expenses		$7,457,984
Net investment income		$14,103,444
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$19,442,724
Foreign currency	(173,437)
Net realized gain (loss) on investments and foreign currency		$19,269,287
Change in unrealized appreciation (depreciation)
Investments	$35,755,172
Translation of assets and liabilities in foreign currencies	104,988
Net unrealized gain (loss) on investments and foreign currency translation		$35,860,160
Net realized and unrealized gain (loss) on investments and foreign currency		$55,129,447
Change in net assets from operations		$69,232,891

See Notes to Financial Statements

7

MFS International Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/15 (unaudited	)	Year ended 12/31/14
Change in net assets
From operations
Net investment income	$14,103,444		$27,141,448
Net realized gain (loss) on investments and foreign currency	19,269,287		8,437,124
Net unrealized gain (loss) on investments and foreign currency translation	35,860,160		(25,403,772)
Change in net assets from operations	$69,232,891		$10,174,800
Distributions declared to shareholders
From net investment income	$—		$(21,861,189)
Change in net assets from fund share transactions	$92,629,649		$114,480,515
Total change in net assets	$161,862,540		$102,794,126
Net assets
At beginning of period	1,203,099,810		1,100,305,684
At end of period (including undistributed net investment income of $38,528,983 and $24,425,539, respectively)	$1,364,962,350		$1,203,099,810

See Notes to Financial Statements

8

MFS International Value Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/15		Years ended 12/31
			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$21.73		$21.86	$17.34	$15.16	$15.59	$14.51
Income (loss) from investment operations
Net investment income (d)	$0.27		$0.57	$0.40	$0.38	$0.36	$0.26
Net realized and unrealized gain (loss) on investments and foreign currency	1.04		(0.27)	4.42	2.05	(0.59)	1.05
Total from investment operations	$1.31		$0.30	$4.82	$2.43	$(0.23)	$1.31
Less distributions declared to shareholders
From net investment income	$—		$(0.43)	$(0.30)	$(0.25)	$(0.20)	$(0.23)
Net asset value, end of period (x)	$23.04		$21.73	$21.86	$17.34	$15.16	$15.59
Total return (%) (k)(r)(s)(x)	6.03	(n)	1.34	27.98	16.16	(1.52)	9.11
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.93	(a)	0.95	0.96	0.98	1.01	1.06
Expenses after expense reductions (f)	0.92	(a)	0.94	0.96	0.98	N/A	N/A
Net investment income	2.33	(a)	2.58	2.00	2.33	2.28	1.79
Portfolio turnover	11	(n)	22	11	16	16	28
Net assets at end of period (000 omitted)	$226,595		$218,258	$223,444	$182,382	$60,532	$68,356

Service Class	Six months ended 6/30/15		Years ended 12/31
			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$21.44		$21.58	$17.14	$14.99	$15.43	$14.38
Income (loss) from investment operations
Net investment income (d)	$0.24		$0.49	$0.33	$0.38	$0.31	$0.20
Net realized and unrealized gain (loss) on investments and foreign currency	1.02		(0.24)	4.38	2.00	(0.58)	1.05
Total from investment operations	$1.26		$0.25	$4.71	$2.38	$(0.27)	$1.25
Less distributions declared to shareholders
From net investment income	$—		$(0.39)	$(0.27)	$(0.23)	$(0.17)	$(0.20)
Net asset value, end of period (x)	$22.70		$21.44	$21.58	$17.14	$14.99	$15.43
Total return (%) (k)(r)(s)(x)	5.88	(n)	1.13	27.63	15.93	(1.78)	8.78
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.18	(a)	1.20	1.21	1.23	1.26	1.31
Expenses after expense reductions (f)	1.17	(a)	1.19	1.21	1.23	N/A	N/A
Net investment income	2.10	(a)	2.25	1.68	2.35	1.98	1.43
Portfolio turnover	11	(n)	22	11	16	16	28
Net assets at end of period (000 omitted)	$1,138,368		$984,842	$876,862	$541,427	$381,569	$325,202

See Notes to Financial Statements

9

MFS International Value Portfolio

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

10

MFS International Value Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS International Value Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally

11

MFS International Value Portfolio

Notes to Financial Statements (unaudited) – continued

traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,308,470,702	$—	$—	$1,308,470,702
Purchased Currency Options	—	726,182	—	726,182
Mutual Funds	52,776,485	—	—	52,776,485
Total Investments	$1,361,247,187	$726,182	$—	$1,361,973,369

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $963,615,165 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were purchased options. The fund’s period end derivatives, as presented in the Portfolio of Investments, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2015 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives
Foreign Exchange	Purchased Currency Options	$726,182

(a)	The value of purchased options outstanding is included in total investments, at value, within the fund’s Statement of Assets and Liabilities.

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MFS International Value Portfolio

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2015 as reported in the Statement of Operations:

Risk	Investments (Purchased Options)
Foreign Exchange	$561,988

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2015 as reported in the Statement of Operations:

Risk	Investments (Purchased Options)
Foreign Exchange	$(895,827)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Purchased Options – The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes

13

MFS International Value Portfolio

Notes to Financial Statements (unaudited) – continued

the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2015, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended June 30, 2015, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to passive foreign investment companies and wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/14
Ordinary income (including any short-term capital gains)	$21,861,189

14

MFS International Value Portfolio

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/15
Cost of investments	$1,128,094,003
Gross appreciation	263,634,692
Gross depreciation	(29,755,326)
Net unrealized appreciation (depreciation)	$233,879,366

As of 12/31/14
Undistributed ordinary income	25,039,666
Undistributed long-term capital gain	13,188,063
Other temporary differences	(171,238)
Net unrealized appreciation (depreciation)	198,124,194

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/15	Year ended 12/31/14
Initial Class	$—	$4,343,693
Service Class	—	17,517,496
Total	$—	$21,861,189

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1 billion of average daily net assets	0.80%
Average daily net assets in excess of $2 billion	0.70%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2015, this management fee reduction amounted to $43,830, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2015 was equivalent to an annual effective rate of 0.87% of the fund’s average daily net assets.

Effective August 1, 2015, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.90% of average daily net assets for the Initial Class shares and 1.15% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2017.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2015, the fee was $25,898, which equated to

15

MFS International Value Portfolio

Notes to Financial Statements (unaudited) – continued

0.0039% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2015, these costs amounted to $289.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2015 was equivalent to an annual effective rate of 0.0165% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2015, the fee paid by the fund under this agreement was $1,608 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2015, purchases and sales of investments, other than purchased option transactions and short-term obligations, aggregated $223,170,667 and $144,976,668, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	971,360	$22,555,175	1,261,658	$27,635,403
Service Class	8,885,626	201,328,832	14,401,961	313,063,075
	9,856,986	$223,884,007	15,663,619	$340,698,478
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	193,443	$4,315,705
Service Class	—	—	795,527	17,517,496
	—	$—	988,970	$21,833,201
Shares reacquired
Initial Class	(1,178,738)	$(27,068,601)	(1,635,061)	$(36,108,710)
Service Class	(4,671,684)	(104,185,757)	(9,887,509)	(211,942,454)
	(5,850,422)	$(131,254,358)	(11,522,570)	$(248,051,164)
Net change
Initial Class	(207,378)	$(4,513,426)	(179,960)	$(4,157,602)
Service Class	4,213,942	97,143,075	5,309,979	118,638,117
	4,006,564	$92,629,649	5,130,019	$114,480,515

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 4%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing

16

MFS International Value Portfolio

Notes to Financial Statements (unaudited) – continued

needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2015, the fund’s commitment fee and interest expense were $2,147 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	25,223,593	147,201,264	(119,648,372)	52,776,485

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$23,903	$52,776,485

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MFS International Value Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products” section of mfs.com.

18

SEMIANNUAL REPORT

June 30, 2015

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO

MFS® Variable Insurance Trust II

MIS-SEM

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Massachusetts Investors Growth Stock Portfolio

LETTER FROM THE CHAIRMAN

Dear Contract Owners:

The U.S. economy stumbled slightly in the first quarter of 2015, held back by a strong dollar, weak overseas demand and harsh winter weather that hurt domestic consumption. However, growth resumed in the second quarter.

Other major economies and regions have struggled, leading central banks to step up their efforts to stimulate economic growth. The European Central Bank’s quantitative easing program has begun to make an impact. However, risks associated with a potential Greek debt default and potential eurozone exit have weighed on business and investor confidence.

Despite the People’s Bank of China’s targeted stimulative actions, China’s economic growth rate has continued to decelerate to multidecade lows, and Chinese equity markets are beginning to show signs of strain.

The world’s financial markets have become increasingly complex in recent years. Now, more than ever, it is important to understand companies on a global basis. At MFS®, we believe our integrated research platform, collaborative culture, active risk management process and long-term focus give us a research advantage.

As investors, we aim to add long-term value. We believe this approach will serve you well as you work with your financial advisor to reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

August 14, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Massachusetts Investors Growth Stock Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Accenture PLC, “A”	4.4%
Google, Inc., “A”	4.2%
Visa, Inc., “A”	4.0%
Danaher Corp.	3.3%
Colgate-Palmolive Co.	3.3%
CVS Health Corp.	2.7%
Oracle Corp.	2.6%
Apple, Inc.	2.5%
United Technologies Corp.	2.5%
Thermo Fisher Scientific, Inc.	2.4%

Equity sectors
Technology	15.8%
Industrial Goods & Services	13.1%
Health Care	12.1%
Retailing	11.3%
Consumer Staples	10.6%
Special Products & Services	9.8%
Financial Services	8.5%
Leisure	7.7%
Basic Materials	6.7%
Autos & Housing	2.0%
Energy	1.4%
Transportation	0.5%

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and the Notes to Financial Statements for additional information related to certain risks associated with assets included in “Other”.

Percentages are based on net assets as of 6/30/15.

The portfolio is actively managed and current holdings may be different.

2

MFS Massachusetts Investors Growth Stock Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2015 through June 30, 2015

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2015 through June 30, 2015.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/15	Ending Account Value 6/30/15	Expenses Paid During Period (p) 1/01/15-6/30/15
Initial Class	Actual	0.79%	$1,000.00	$1,011.36	$3.94
	Hypothetical (h)	0.79%	$1,000.00	$1,020.88	$3.96
Service Class	Actual	1.04%	$1,000.00	$1,010.87	$5.19
	Hypothetical (h)	1.04%	$1,000.00	$1,019.64	$5.21

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

MFS Massachusetts Investors Growth Stock Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.5%
Aerospace – 3.3%
Precision Castparts Corp.	35,890	$7,173,331
United Technologies Corp.	214,278	23,769,859

		$30,943,190

Alcoholic Beverages – 1.7%
AmBev S.A., ADR	1,034,580	$6,310,938
Pernod Ricard S.A.	83,330	9,624,483

		$15,935,421

Apparel Manufacturers – 5.4%
Burberry Group PLC	436,806	$10,782,266
LVMH Moet Hennessy Louis Vuitton S.A.	95,335	16,702,560
NIKE, Inc., “B”	116,751	12,611,443
VF Corp.	155,691	10,857,890

		$50,954,159

Automotive – 0.9%
Johnson Controls, Inc.	171,558	$8,497,268

Broadcasting – 6.5%
Discovery Communications, Inc., “A” (a)	245,333	$8,159,776
Omnicom Group, Inc.	46,765	3,249,700
Time Warner, Inc.	205,998	18,006,285
Twenty-First Century Fox, Inc.	634,075	20,635,971
Walt Disney Co.	99,975	11,411,147

		$61,462,879

Brokerage & Asset Managers – 3.1%
Charles Schwab Corp.	153,807	$5,021,799
CME Group, Inc.	78,853	7,338,060
Franklin Resources, Inc.	346,919	17,009,439

		$29,369,298

Business Services – 9.7%
Accenture PLC, “A”	432,849	$41,891,126
Cognizant Technology Solutions Corp., “A” (a)	213,937	13,069,411
Equifax, Inc.	145,048	14,082,710
Fidelity National Information Services, Inc.	299,888	18,533,078
Fiserv, Inc. (a)	59,541	4,931,781

		$92,508,106

Chemicals – 3.5%
LyondellBasell Industries N.V., “A”	96,866	$10,027,568
Monsanto Co.	168,354	17,944,853
PPG Industries, Inc.	49,430	5,670,610

		$33,643,031

Computer Software – 2.6%
Oracle Corp.	613,782	$24,735,415

Computer Software – Systems – 4.4%
Apple, Inc.	190,555	$23,900,361
EMC Corp.	671,945	17,732,629

		$41,632,990

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Construction – 1.1%
Sherwin-Williams Co.	37,361	$10,275,022

Consumer Products – 4.8%
Church & Dwight Co., Inc.	78,921	$6,402,861
Colgate-Palmolive Co.	475,455	31,099,512
L’Oreal S.A.	44,297	7,901,519

		$45,403,892

Electrical Equipment – 8.5%
Amphenol Corp., “A”	137,249	$7,956,325
Danaher Corp.	364,556	31,202,348
Mettler-Toledo International, Inc. (a)	45,096	15,398,480
Sensata Technologies Holding B.V. (a)	98,262	5,182,338
W.W. Grainger, Inc.	87,158	20,625,941

		$80,365,432

Electronics – 4.6%
Microchip Technology, Inc.	320,887	$15,218,066
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	516,730	11,734,938
Texas Instruments, Inc.	318,725	16,417,525

		$43,370,529

Food & Beverages – 4.1%
Danone S.A.	237,664	$15,365,008
Mead Johnson Nutrition Co., “A”	212,008	19,127,362
PepsiCo, Inc.	50,636	4,726,364

		$39,218,734

Food & Drug Stores – 2.6%
CVS Health Corp.	239,900	$25,160,712

Internet – 4.2%
Google, Inc., “A” (a)	74,005	$39,965,660

Machinery & Tools – 1.4%
Colfax Corp. (a)	285,409	$13,171,625

Medical & Health Technology & Services – 1.6%
Express Scripts Holding Co. (a)	167,793	$14,923,509

Medical Equipment – 7.7%
Abbott Laboratories	309,352	$15,182,996
DENTSPLY International, Inc.	291,655	15,034,815
St. Jude Medical, Inc.	74,884	5,471,774
Thermo Fisher Scientific, Inc.	179,180	23,250,397
Waters Corp. (a)	111,132	14,267,126

		$73,207,108

Oil Services – 1.4%
Schlumberger Ltd.	158,678	$13,676,457

Other Banks & Diversified Financials – 5.4%
MasterCard, Inc., “A”	140,878	$13,169,275
Visa, Inc., “A”	572,352	38,433,437

		$51,602,712

4

MFS Massachusetts Investors Growth Stock Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Pharmaceuticals – 2.8%
Eli Lilly & Co.	66,825	$5,579,219
Roche Holding AG	46,862	13,132,086
Zoetis, Inc.	157,376	7,588,671

		$26,299,976

Printing & Publishing – 1.2%
Moody’s Corp.	107,175	$11,570,613

Specialty Chemicals – 3.2%
Ecolab, Inc.	147,535	$16,681,782
Praxair, Inc.	114,541	13,693,377

		$30,375,159

Specialty Stores – 3.3%
AutoZone, Inc. (a)	23,119	$15,418,061
TJX Cos., Inc.	240,528	15,915,738

		$31,333,799

Trucking – 0.5%
Expeditors International of Washington, Inc.	108,701	$5,011,660

Total Common Stocks (Identified Cost, $703,306,465)		$944,614,356

Issuer	Shares/Par	Value ($)

MONEY MARKET FUNDS – 0.0%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)	377	$377

Total Investments (Identified Cost, $703,306,842)		$944,614,733

OTHER ASSETS, LESS LIABILITIES – 0.5%		4,625,789

NET ASSETS – 100.0%		$949,240,522

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

See Notes to Financial Statements

5

MFS Massachusetts Investors Growth Stock Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/15
Assets
Investments
Non-affiliated issuers, at value (identified cost, $703,306,465)	$944,614,356
Underlying affiliated funds, at cost and value	377
Total investments, at value (identified cost, $703,306,842)	$944,614,733
Receivables for
Investments sold	8,028,216
Fund shares sold	133,617
Dividends	1,171,988
Other assets	2,451
Total assets		$953,951,005
Liabilities
Payable to custodian	$3,335,389
Payable for fund shares reacquired	1,132,991
Payable to affiliates
Investment adviser	33,950
Shareholder servicing costs	100
Distribution and/or service fees	5,121
Payable for independent Trustees’ compensation	38
Accrued expenses and other liabilities	202,894
Total liabilities		$4,710,483
Net assets		$949,240,522
Net assets consist of
Paid-in capital	$598,145,424
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	241,316,554
Accumulated net realized gain (loss) on investments and foreign currency	102,906,837
Undistributed net investment income	6,871,707
Net assets		$949,240,522
Shares of beneficial interest outstanding		53,450,303

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$578,826,504	32,491,216	$17.81
Service Class	370,414,018	20,959,087	17.67

See Notes to Financial Statements

6

MFS Massachusetts Investors Growth Stock Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/15
Net investment income
Income
Dividends	$5,721,099
Interest	99,323
Dividends from underlying affiliated funds	2,264
Foreign taxes withheld	(200,507)
Total investment income		$5,622,179
Expenses
Management fee	$2,960,940
Distribution and/or service fees	278,492
Shareholder servicing costs	8,302
Administrative services fee	66,742
Independent Trustees’ compensation	8,468
Custodian fee	42,980
Shareholder communications	16,279
Audit and tax fees	28,240
Legal fees	7,237
Miscellaneous	9,614
Total expenses		$3,427,294
Fees paid indirectly	(13)
Reduction of expenses by investment adviser	(26,442)
Net expenses		$3,400,839
Net investment income		$2,221,340
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$57,407,396
Foreign currency	9,321
Net realized gain (loss) on investments and foreign currency		$57,416,717
Change in unrealized appreciation (depreciation)
Investments	$(53,000,269)
Translation of assets and liabilities in foreign currencies	2,149
Net unrealized gain (loss) on investments and foreign currency translation		$(52,998,120)
Net realized and unrealized gain (loss) on investments and foreign currency		$4,418,597
Change in net assets from operations		$6,639,937

See Notes to Financial Statements

7

MFS Massachusetts Investors Growth Stock Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/15 (unaudited	)	Year ended 12/31/14
Change in net assets
From operations
Net investment income	$2,221,340		$4,648,232
Net realized gain (loss) on investments and foreign currency	57,416,717		66,424,428
Net unrealized gain (loss) on investments and foreign currency translation	(52,998,120)		(7,518,732)
Change in net assets from operations	$6,639,937		$63,553,928
Distributions declared to shareholders
From net investment income	$—		$(3,051,249)
From net realized gain on investments	—		(48,654,855)
Total distributions declared to shareholders	$—		$(51,706,104)
Change in net assets from fund share transactions	$349,039,534		$(36,052,511)
Total change in net assets	$355,679,471		$(24,204,687)
Net assets
At beginning of period	593,561,051		617,765,738
At end of period (including undistributed net investment income of $6,871,707 and $4,650,367, respectively)	$949,240,522		$593,561,051

See Notes to Financial Statements

8

MFS Massachusetts Investors Growth Stock Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/15		Years ended 12/31
			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$17.61		$17.31	$13.37	$11.45	$11.43	$10.13
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.14	$0.08	$0.09	$0.06	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	0.15		1.77	3.97	1.88	0.03	1.27
Total from investment operations	$0.20		$1.91	$4.05	$1.97	$0.09	$1.33
Less distributions declared to shareholders
From net investment income	$—		$(0.10)	$(0.11)	$(0.05)	$(0.07)	$(0.03)
From net realized gain on investments	—		(1.51)	—	—	—	—
Total distributions declared to shareholders	$—		$(1.61)	$(0.11)	$(0.05)	$(0.07)	$(0.03)
Net asset value, end of period (x)	$17.81		$17.61	$17.31	$13.37	$11.45	$11.43
Total return (%) (k)(r)(s)(x)	1.14	(n)	11.51	30.39	17.25	0.80	13.15
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.80	(a)	0.80	0.80	0.80	0.83	0.86
Expenses after expense reductions (f)	0.79	(a)	0.80	0.80	0.80	0.82	0.82
Net investment income	0.60	(a)	0.81	0.55	0.74	0.47	0.55
Portfolio turnover	18	(n)	23	26	30	24	45
Net assets at end of period (000 omitted)	$578,827		$542,830	$561,066	$490,630	$485,484	$429,925

Service Class	Six months ended 6/30/15		Years ended 12/31
			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$17.48		$17.19	$13.27	$11.37	$11.34	$10.06
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.10	$0.05	$0.06	$0.03	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	0.15		1.75	3.94	1.86	0.03	1.26
Total from investment operations	$0.19		$1.85	$3.99	$1.92	$0.06	$1.29
Less distributions declared to shareholders
From net investment income	$—		$(0.05)	$(0.07)	$(0.02)	$(0.03)	$(0.01)
From net realized gain on investments	—		(1.51)	—	—	—	—
Total distributions declared to shareholders	$—		$(1.56)	$(0.07)	$(0.02)	$(0.03)	$(0.01)
Net asset value, end of period (x)	$17.67		$17.48	$17.19	$13.27	$11.37	$11.34
Total return (%) (k)(r)(s)(x)	1.09	(n)	11.23	30.13	16.85	0.57	12.83
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.05	(a)	1.05	1.05	1.05	1.08	1.11
Expenses after expense reductions (f)	1.04	(a)	1.05	1.05	1.05	1.07	1.07
Net investment income	0.47	(a)	0.55	0.30	0.48	0.22	0.30
Portfolio turnover	18	(n)	23	26	30	24	45
Net assets at end of period (000 omitted)	$370,414		$50,731	$56,699	$50,583	$53,620	$69,714

See Notes to Financial Statements

9

MFS Massachusetts Investors Growth Stock Portfolio

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

10

MFS Massachusetts Investors Growth Stock Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Massachusetts Investors Growth Stock Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the

11

MFS Massachusetts Investors Growth Stock Portfolio

Notes to Financial Statements (unaudited) – continued

business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$944,614,356	$—	$—	$944,614,356
Mutual Funds	377	—	—	377
Total Investments	$944,614,733	$—	$—	$944,614,733

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $60,375,835 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2015, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be

12

MFS Massachusetts Investors Growth Stock Portfolio

Notes to Financial Statements (unaudited) – continued

recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended June 30, 2015, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/14
Ordinary income (including any short-term capital gains)	$3,051,249
Long-term capital gains	48,654,855
Total distributions	$51,706,104

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/15
Cost of investments	$703,519,570
Gross appreciation	248,373,236
Gross depreciation	(7,278,073)
Net unrealized appreciation (depreciation)	$241,095,163

As of 12/31/14
Undistributed ordinary income	4,650,367
Undistributed long-term capital gain	54,304,764
Capital loss carryforwards	(8,601,916)
Other temporary differences	6,514
Net unrealized appreciation (depreciation)	164,163,095

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after December 31, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

13

MFS Massachusetts Investors Growth Stock Portfolio

Notes to Financial Statements (unaudited) – continued

As of December 31, 2014, the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

12/31/16	$(8,601,916)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/15	Year ended 12/31/14	Six months ended 6/30/15	Year ended 12/31/14
Initial Class	$—	$2,911,001	$—	$44,499,260
Service Class	—	140,248	—	4,155,595
Total	$—	$3,051,249	$—	$48,654,855

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.65%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2015, this management fee reduction amounted to $26,442, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2015 was equivalent to an annual effective rate of 0.74% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.82% of average daily net assets for the Initial Class shares and 1.07% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2017. For the six months ended June 30, 2015, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2015, the fee was $8,251, which equated to 0.0021% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2015, these costs amounted to $51.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2015 was equivalent to an annual effective rate of 0.0169% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly

14

MFS Massachusetts Investors Growth Stock Portfolio

Notes to Financial Statements (unaudited) – continued

to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2015, the fee paid by the fund under this agreement was $854 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2015, purchases and sales of investments, other than short-term obligations, aggregated $133,427,602 and $179,761,442, respectively. Purchases exclude the value of securities acquired in connection with the MFS Investors Growth Stock Series merger. (See Note 8.)

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	84,065	$1,512,754	137,774	$2,413,075
Service Class	439,633	7,878,877	102,013	1,781,081
	523,698	$9,391,631	239,787	$4,194,156
Shares issued in connection with acquisition of MFS Investors Growth Stock Series
Initial Class	3,851,646	$68,713,372
Service Class	18,671,119	330,665,526
	22,522,765	$399,378,898
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	2,835,542	$47,410,261
Service Class	—	—	258,474	4,295,843
	—	$—	3,094,016	$51,706,104
Shares reacquired
Initial Class	(2,276,193)	$(40,837,957)	(4,551,831)	$(79,010,040)
Service Class	(1,053,872)	(18,893,038)	(755,852)	(12,942,731)
	(3,330,065)	$(59,730,995)	(5,307,683)	$(91,952,771)
Net change
Initial Class	1,659,518	$29,388,169	(1,578,515)	$(29,186,704)
Service Class	18,056,880	319,651,365	(395,365)	(6,865,807)
	19,716,398	$349,039,534	(1,973,880)	$(36,052,511)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2015, the fund’s commitment fee and interest expense were $1,066 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

15

MFS Massachusetts Investors Growth Stock Portfolio

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	5,748,391	68,611,377	(74,359,391)	377

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,264	$377

(8)	Acquisitions

At close of business on March 27, 2015, the fund with net assets of approximately $584,446,043, acquired all of the assets and liabilities of MFS Investors Growth Stock Series, a series of MFS Variable Insurance Trust. The purpose of the transaction was to provide shareholders of MFS Investors Growth Stock Series the opportunity to participate in a larger combined portfolio with an identical investment objective, investment strategies and policies. The acquisition was accomplished by a tax-free exchange of approximately 22,522,765 shares of the fund (valued at approximately $399,378,898) for all of the assets and liabilities of MFS Investors Growth Stock Series. MFS Investors Growth Stock Series then distributed the shares of the fund that MFS Investors Growth Stock Series received from the fund to its shareholders. MFS Investors Growth Stock Series’ investments on that date were valued at approximately $399,252,356 with a cost basis of approximately $269,227,756. For financial reporting purposes, assets received and shares issued by the fund were recorded at fair value; however, the cost basis of the investments received from MFS Investors Growth Stock Series were carried forward to align ongoing reporting of the fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of MFS Investors Growth Stock Series that have been included in the fund’s Statement of Operations since March 27, 2015.

Assuming the acquisition had been completed on January 1, 2015, the fund’s pro forma results of operations for the six months ended June 30, 2015 are as follows:

Net investment income	$2,239,970
Net realized and unrealized gain (loss) on investments and foreign currency	$9,714,568
Change in net assets from operations	$11,954,538

16

MFS Massachusetts Investors Growth Stock Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products” section of mfs.com.

17

SEMIANNUAL REPORT

June 30, 2015

MFS® MONEY

MARKET PORTFOLIO

MFS® Variable Insurance Trust II

MKS-SEM

MFS® MONEY MARKET PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Money Market Portfolio

LETTER FROM THE CHAIRMAN

Dear Contract Owners:

The U.S. economy stumbled slightly in the first quarter of 2015, held back by a strong dollar, weak overseas demand and harsh winter weather that hurt domestic consumption. However, growth resumed in the second quarter.

Other major economies and regions have struggled, leading central banks to step up their efforts to stimulate economic growth. The European Central Bank’s quantitative easing program has begun to make an impact. However, risks associated with a potential Greek debt default and potential eurozone exit have weighed on business and investor confidence.

Despite the People’s Bank of China’s targeted stimulative actions, China’s economic growth rate has continued to decelerate to multidecade lows, and Chinese equity markets are beginning to show signs of strain.

The world’s financial markets have become increasingly complex in recent years. Now, more than ever, it is important to understand companies on a global basis. At MFS®, we believe our integrated research platform, collaborative culture, active risk management process and long-term focus give us a research advantage.

As investors, we aim to add long-term value. We believe this approach will serve you well as you work with your financial advisor to reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

August 14, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Money Market Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (u)

Composition including fixed income credit quality (a)(u)
A-1+	13.9%
A-1	86.1%
Not Rated	0.0%
Other Assets Less Liabilities (o)	(0.0)%

Maturity breakdown (u)
0 - 7 days	14.1%
8 - 29 days	41.8%
30 - 59 days	28.3%
60 - 89 days	5.2%
90 - 365 days	10.6%
Other Assets Less Liabilities (o)	(0.0)%

(a)	Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund is not rated by these agencies.
(o)	Less than 0.1%.
(u)	For purposes of this presentation, accrued interest, where applicable, is included.

From time to time Other Assets Less Liabilities may be negative due to timing of cash receipts.

Percentages are based on net assets as of 6/30/15.

The portfolio is actively managed and current holdings may be different.

2

MFS Money Market Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2015 through June 30, 2015

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2015 through June 30, 2015.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/15	Ending Account Value 6/30/15	Expenses Paid During Period (p) 1/01/15-6/30/15
Initial Class	Actual	0.12%	$1,000.00	$1,000.00	$0.60
	Hypothetical (h)	0.12%	$1,000.00	$1,024.20	$0.60
Service Class	Actual	0.12%	$1,000.00	$1,000.00	$0.60
	Hypothetical (h)	0.12%	$1,000.00	$1,024.20	$0.60

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Notes to Expense Table

As more fully disclosed in footnote 3 to the financial statements, the expense ratios reported above include additional expense reductions to avoid a negative yield.

3

MFS Money Market Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

CERTIFICATES OF DEPOSIT – 22.1%
Major Banks – 18.1%
Bank of Montreal/Chicago Branch, 0.12%, due 7/09/15	$15,120,000	$15,120,000
Bank of Nova Scotia/Houston Branch, 0.24%, due 9/22/15	15,220,000	15,220,000
Canadian Imperial Bank of Commerce/New York Branch, 0.13%, due 7/27/15	15,000,000	15,000,000
Chase Bank USA N.A., 0.25%, due 7/30/15	12,480,000	12,480,000
Wells Fargo & Co., 0.27%, due 10/07/15	11,790,000	11,790,000

		$69,610,000

Other Banks & Diversified Financials – 4.0%
Mizuho Corporate Bank (USA)/New York Branch, 0.27%, due 8/04/15	$15,275,000	$15,275,000

Total Certificates of Deposit, at Cost and Value		$84,885,000

COMMERCIAL PAPER (y) – 46.0%
Automotive – 7.9%
American Honda Finance Corp., 0.09%, due 7/08/15	$6,479,000	$6,478,887
American Honda Finance Corp., 0.09%, due 7/13/15	3,600,000	3,599,892
American Honda Finance Corp., 0.12%, due 8/07/15	5,000,000	4,999,383
Toyota Motor Credit Corp., 0.12%, due 8/05/15	15,200,000	15,198,227

		$30,276,389

Computer Software – 0.6%
Microsoft Corp., 0.07%, due 7/08/15 (t)	$2,407,000	$2,406,967

Conglomerates – 1.4%
United Technologies Corp., 0.12%, due 7/31/15 (t)	$4,454,000	$4,453,555
United Technologies Corp., 0.12%, due 8/05/15 (t)	1,000,000	999,883

		$5,453,438

Electronics – 3.9%
Emerson Electric Co., 0.11%, due 8/05/15 (t)	$15,130,000	$15,128,382

Financial Institutions – 3.9%
General Electric Capital Corp., 0.13%, due 7/14/15	$3,311,000	$3,310,845
General Electric Capital Corp., 0.172%, due 8/17/15	11,800,000	11,797,381

		$15,108,226

Food & Beverages – 11.8%
Anheuser-Busch InBev Worldwide, Inc., 0.1%, due 7/01/15 (t)	$1,000,000	$1,000,000
Anheuser-Busch InBev Worldwide, Inc., 0.1%, due 7/10/15 (t)	14,000,000	13,999,650

Issuer	Shares/Par	Value ($)

COMMERCIAL PAPER (y) – continued
Food & Beverages – continued
Coca-Cola Co., 0.1%, due 7/29/15 (t)	$5,060,000	$5,059,607
Coca-Cola Co., 0.1%, due 8/13/15 (t)	10,000,000	9,998,806
Pepsico, Inc., 0.08%, due 7/09/15 (t)	5,500,000	5,499,902
Pepsico, Inc., 0.08%, due 7/14/15 (t)	4,100,000	4,099,882
Pepsico, Inc., 0.08%, due 7/17/15 (t)	5,431,000	5,430,807

		$45,088,654

Major Banks – 7.4%
ANZ National (International) Ltd., 0.2%, due 8/26/15 (t)	$8,000,000	$7,997,511
ANZ National (International) Ltd., 0.22%, due 9/03/15 (t)	2,000,000	1,999,218
Royal Bank of Canada, 0.06%, due 7/24/15	7,300,000	7,299,720
Toronto Dominion Holdings (USA), Inc., 0.11%, due 7/06/15 (t)	5,937,000	5,936,909
Westpac Banking Corp., 0.32%, due 12/03/15 (t)	5,000,000	4,993,326

		$28,226,684

Network & Telecom – 4.0%
Qualcomm, Inc., 0.08%, due 7/14/15 (t)	$12,500,000	$12,499,639
Qualcomm, Inc., 0.12%, due 9/16/15 (t)	2,750,000	2,749,294

		$15,248,933

Pharmaceuticals – 4.7%
Johnson & Johnson, 0.07%, due 7/08/15 (t)	$4,904,000	$4,903,933
Novartis Finance Corp., 0.08%, due 7/01/15 (t)	8,000,000	8,000,000
Novartis Finance Corp., 0.08%, due 7/06/15 (t)	2,500,000	2,499,972
Novartis Finance Corp., 0.08%, due 7/08/15 (t)	2,500,000	2,499,961

		$17,903,866

Retailers – 0.4%
Wal-Mart Stores, Inc., 0.07%, due 7/29/15 (t)	$1,505,000	$1,504,918

Total Commercial Paper, at Amortized Cost and Value		$176,346,457

U.S. GOVERNMENT AGENCIES AND EQUIVALENTS (y) – 27.2%
Federal Home Loan Bank, 0.03%, due 7/08/15	$2,300,000	$2,299,987
Federal Home Loan Bank, 0.03%, due 7/10/15	16,889,000	16,888,873
Federal Home Loan Bank, 0.076%, due 7/17/15	457,000	456,985
Federal Home Loan Bank, 0.07%, due 7/22/15	7,548,000	7,547,706
Federal Home Loan Bank, 0.076%, due 7/24/15	30,570,000	30,568,535

4

MFS Money Market Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

U.S. GOVERNMENT AGENCIES AND EQUIVALENTS (y) – continued
Federal Home Loan Bank, 0.06%, due 8/07/15	$20,335,000	$20,333,691
Federal Home Loan Bank, 0.096%, due 8/19/15	500,000	499,935
Federal Home Loan Bank, 0.091%, due 8/21/15	2,000,000	1,999,745
U.S. Treasury Bill, 0.13%, due 10/01/15	2,000,000	1,999,361
U.S. Treasury Bill, 0.076%, due 11/05/15	5,000,000	4,998,677
U.S. Treasury Bill, 0.275%, due 1/07/16	16,785,000	16,760,638

Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$104,354,133

FLOATING RATE DEMAND NOTES – 1.4%
East Baton Rouge, LA, Pollution Control Rev. (Exxon Mobil Corp.), 0.01%, due 7/01/15	$3,300,000	$3,300,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 0.01%, due 7/01/15	1,125,000	1,125,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “C”, 0.01%, due 7/01/15	1,020,000	1,020,000

Total Floating Rate Demand Notes, at Cost and Value		$5,445,000

Issuer	Shares/Par	Value ($)

REPURCHASE AGREEMENTS – 3.3%
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.09%, dated 6/30/15, due 7/01/15, total to be received $12,578,031 (secured by U.S. Treasury and Federal Agency obligations valued at $12,829,624 in a jointly traded account), at Cost and Value	$12,578,000	$12,578,000

Total Investments, at Amortized Cost and Value		$383,608,590

OTHER ASSETS, LESS LIABILITIES – (0.0)%		(61,251)

NET ASSETS – 100.0%		$383,547,339

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.

(y)	The rate shown represents an annualized yield at time of purchase.

See Notes to Financial Statements

5

MFS Money Market Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/15
Assets
Investments, at amortized cost and value	$383,608,590
Cash	137
Receivables for
Fund shares sold	544,433
Interest	38,982
Receivable from investment adviser and distributor	421
Other assets	1,944
Total assets		$384,194,507
Liabilities
Payable for fund shares reacquired	$597,414
Payable for shareholder servicing costs	46
Payable for independent Trustees’ compensation	59
Accrued expenses and other liabilities	49,649
Total liabilities		$647,168
Net assets		$383,547,339
Net assets consist of
Paid-in capital	$383,769,701
Accumulated net realized gain (loss) on investments	(222,362)
Net assets		$383,547,339
Shares of beneficial interest outstanding		383,770,796

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$194,088,415	194,201,780	$1.00
Service Class	189,458,924	189,569,016	1.00

See Notes to Financial Statements

6

MFS Money Market Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/15
Net investment income
Interest income		$225,324
Expenses
Management fee	$972,248
Distribution and/or service fees	240,791
Shareholder servicing costs	4,951
Administrative services fee	35,494
Independent Trustees’ compensation	4,913
Custodian fee	17,056
Shareholder communications	12,159
Audit and tax fees	17,220
Legal fees	2,084
Miscellaneous	7,486
Total expenses		$1,314,402
Fees paid indirectly	(213)
Reduction of expenses by investment adviser and distributor	(1,088,865)
Net expenses		$225,324
Net investment income		$0
Change in net assets from operations		$0

See Notes to Financial Statements

7

MFS Money Market Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/15 (unaudited )	Year ended 12/31/14
Change in net assets
From operations
Net investment income	$0	$0
Net realized gain (loss) on investments	0	347
Change in net assets from operations	$0	$347
Change in net assets from fund share transactions	$(36,021,169)	$(56,068,675)
Total change in net assets	$(36,021,169)	$(56,068,328)
Net assets
At beginning of period	419,568,508	475,636,836
At end of period	$383,547,339	$419,568,508

See Notes to Financial Statements

8

MFS Money Market Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/15		Years ended 12/31
			2014		2013		2012	2011		2010
	(unaudited)
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00		$0.00		$0.00		$0.00	$0.00		$0.00
Net realized and unrealized gain (loss) on investments	0.00		0.00	(w)	0.00	(w)	0.00	0.00	(w)	0.00	(w)
Total from investment operations	$0.00		$0.00	(w)	$0.00	(w)	$0.00	$0.00	(w)	$0.00	(w)
Net asset value, end of period (m)	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Total return (%) (k)(m)(r)	0.00	(n)	0.00		0.00		0.00	0.00		0.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.55	(a)	0.55		0.55		0.55	0.58		0.59
Expenses after expense reductions (f)	0.12	(a)	0.10		0.12		0.16	0.15		0.27
Net investment income	0.00	(a)	0.00		0.00		0.00	0.00		0.00
Net assets at end of period (000 omitted)	$194,088		$214,019		$228,673		$242,646	$188,106		$172,365

Service Class	Six months ended 6/30/15		Years ended 12/31
			2014		2013		2012	2011		2010
	(unaudited)
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00		$0.00		$0.00		$0.00	$0.00		$0.00
Net realized and unrealized gain (loss) on investments	0.00		0.00	(w)	0.00	(w)	0.00	0.00	(w)	0.00	(w)
Total from investment operations	$0.00		$0.00	(w)	$0.00	(w)	$0.00	$0.00	(w)	$0.00	(w)
Net asset value, end of period (m)	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Total return (%) (k)(m)(r)	0.00	(n)	0.00		0.00		0.00	0.00		0.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.80	(a)	0.80		0.80		0.80	0.83		0.84
Expenses after expense reductions (f)	0.12	(a)	0.10		0.12		0.15	0.16		0.27
Net investment income	0.00	(a)	0.00		0.00		0.00	0.00		0.00
Net assets at end of period (000 omitted)	$189,459		$205,550		$246,964		$289,762	$131,924		$168,459

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(m)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

9

MFS Money Market Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Money Market Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

On July 23, 2014, the U.S. Securities and Exchange Commission adopted amendments to its money market fund regulations. At this time, management is evaluating the potential implications of the changes.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Short term securities	$—	$383,608,590	$—	$383,608,590

For further information regarding security characteristics, see the Portfolio of Investments.

Repurchase Agreements – The fund enters into repurchase agreements under the terms of Master Repurchase Agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. Upon an event of default under a Master Repurchase Agreement, the non-defaulting party may close out all transactions traded under such agreement and net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default, the Master Repurchase Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement

10

MFS Money Market Portfolio

Notes to Financial Statements (unaudited) – continued

of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund and other funds managed by MFS may utilize a joint trading account for the purpose of entering into one or more repurchase agreements. At period end, the fund had investments in repurchase agreements with a gross value of $12,578,000 included in “Investments” in the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at period end.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended June 30, 2015, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

During the year ended December 31, 2014, there were no significant adjustments due to differences between book and tax accounting.

The fund declared no distributions for the current period or for the year ended December 31, 2014.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/15
Cost of investments	$383,608,590

As of 12/31/14
Capital loss carryforwards	(222,362)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after December 31, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre- enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2014, the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

12/31/15	$(29,437)
12/31/16	(192,925)
Total	$(222,362)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

11

MFS Money Market Portfolio

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $500 million of average daily net assets	0.50%
Average daily net assets in excess of $500 million	0.45%

During the six months ended June 30, 2015, MFS voluntarily waived receipt of $835,179 of the fund’s management fee in order to avoid a negative yield. For the six months ended June 30, 2015, this voluntary waiver had the effect of reducing the management fee by 0.43% of average daily net assets on an annualized basis. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2015, this management fee reduction amounted to $12,895, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2015 was equivalent to an annual effective rate of 0.06% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.57% of average daily net assets for the Initial Class shares and 0.82% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2017. For the six months ended June 30, 2015, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. During the six months ended June 30, 2015, MFD voluntarily waived receipt of $240,791 of the fund’s distribution and/or service fee in order to avoid a negative yield. For the six months ended June 30, 2015, this voluntary waiver had the effect of reducing the distribution and/or service fee by 0.25% of average daily net assets attributable to Service Class shares on an annualized basis. The distribution and/or service fees incurred for the six months ended June 30, 2015 were equivalent to an annual effective rate of 0.00% of the average daily net assets attributable to Service Class shares.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2015, the fee was $4,870, which equated to 0.0025% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2015, these costs amounted to $81.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2015 was equivalent to an annual effective rate of 0.0183% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2015, the fee paid by the fund under this agreement was $534 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

12

MFS Money Market Portfolio

Notes to Financial Statements (unaudited) – continued

(4)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	26,160,971	$26,160,971	63,587,502	$63,587,502
Service Class	27,974,046	27,974,046	75,670,502	75,670,502
	54,135,017	$54,135,017	139,258,004	$139,258,004
Shares reacquired
Initial Class	(46,103,149)	$(46,103,149)	(78,241,619)	$(78,241,619)
Service Class	(44,053,037)	(44,053,037)	(117,085,060)	(117,085,060)
	(90,156,186)	$(90,156,186)	(195,326,679)	$(195,326,679)
Net change
Initial Class	(19,942,178)	$(19,942,178)	(14,654,117)	$(14,654,117)
Service Class	(16,078,991)	(16,078,991)	(41,414,558)	(41,414,558)
	(36,021,169)	$(36,021,169)	(56,068,675)	$(56,068,675)

(5)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2015, the fund’s commitment fee and interest expense were $708 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

13

MFS Money Market Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products” section of mfs.com.

14

SEMIANNUAL REPORT

June 30, 2015

MFS® RESEARCH INTERNATIONAL PORTFOLIO

MFS® Variable Insurance Trust II

RSS-SEM

MFS® RESEARCH INTERNATIONAL PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Research International Portfolio

LETTER FROM THE CHAIRMAN

Dear Contract Owners:

The U.S. economy stumbled slightly in the first quarter of 2015, held back by a strong dollar, weak overseas demand and harsh winter weather that hurt domestic consumption. However, growth resumed in the second quarter.

Other major economies and regions have struggled, leading central banks to step up their efforts to stimulate economic growth. The European Central Bank’s quantitative easing program has begun to make an impact. However, risks associated with a potential Greek debt default and potential eurozone exit have weighed on business and investor confidence.

Despite the People’s Bank of China’s targeted stimulative actions, China’s economic growth rate has continued to decelerate to multidecade lows, and Chinese equity markets are beginning to show signs of strain.

The world’s financial markets have become increasingly complex in recent years. Now, more than ever, it is important to understand companies on a global basis. At MFS®, we believe our integrated research platform, collaborative culture, active risk management process and long-term focus give us a research advantage.

As investors, we aim to add long-term value. We believe this approach will serve you well as you work with your financial advisor to reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

August 14, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Research International Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Novartis AG	3.2%
Roche Holding AG	3.2%
Nestle S.A.	3.0%
HSBC Holdings PLC	2.2%
Rio Tinto Ltd.	2.1%
Bayer AG	2.0%
DENSO Corp.	2.0%
AIA Group Ltd.	1.7%
Schneider Electric S.A.	1.6%
Mitsubishi UFJ Financial Group, Inc.	1.6%

Global equity sectors
Financial Services	26.5%
Capital Goods	22.8%
Health Care	11.3%
Consumer Staples	9.0%
Energy	8.7%
Technology	8.1%
Consumer Cyclicals	8.0%
Telecommunications/Cable Television	5.6%

Issuer country weightings (x)
Japan	19.8%
United Kingdom	19.7%
Switzerland	14.4%
France	8.7%
Germany	7.0%
Hong Kong	4.2%
Netherlands	3.9%
Australia	3.9%
Sweden	2.7%
Other Countries	15.7%

Currency exposure weightings (y)
Euro	23.7%
Japanese Yen	19.8%
British Pound Sterling	19.7%
Swiss Franc	14.4%
Hong Kong Dollar	4.9%
Australian Dollar	3.9%
United States Dollar	3.5%
Swedish Krona	2.7%
Taiwan Dollar	2.4%
Other Currencies	5.0%

(o)	Less than 0.1%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Other.

From time to time Cash & Other may be negative due to timing of cash receipts.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and the Notes to Financial Statements for additional information related to certain risks associated with assets included in “Other”.

Percentages are based on net assets as of 6/30/15.

The portfolio is actively managed and current holdings may be different.

2

MFS Research International Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2015 through June 30, 2015

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2015 through June 30, 2015.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/15	Ending Account Value 6/30/15	Expenses Paid During Period (p) 1/01/15-6/30/15
Initial Class	Actual	0.98%	$1,000.00	$1,071.43	$5.03
	Hypothetical (h)	0.98%	$1,000.00	$1,019.93	$4.91
Service Class	Actual	1.23%	$1,000.00	$1,070.19	$6.31
	Hypothetical (h)	1.23%	$1,000.00	$1,018.70	$6.16

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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MFS Research International Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.6%
Airlines – 0.3%
Stagecoach Group PLC	214,801	$1,362,849

Apparel Manufacturers – 1.7%
Burberry Group PLC	62,174	$1,534,721
Global Brands Group Holding Ltd. (a)	5,392,000	1,133,833
LVMH Moet Hennessy Louis Vuitton S.A.	27,200	4,765,402

		$7,433,956

Automotive – 4.6%
DENSO Corp.	178,700	$8,901,052
GKN PLC	962,215	5,057,239
Honda Motor Co. Ltd.	205,200	6,642,152

		$20,600,443

Broadcasting – 1.1%
WPP PLC	228,317	$5,115,676

Business Services – 3.6%
Amadeus IT Holding S.A.	33,748	$1,345,244
Brenntag AG	26,967	1,546,199
Cognizant Technology Solutions Corp., “A” (a)	77,995	4,764,715
Compass Group PLC	192,114	3,178,576
Mitsubishi Corp.	129,200	2,841,904
Nomura Research, Inc.	68,400	2,677,093

		$16,353,731

Cable TV – 0.4%
British Sky Broadcasting Group PLC	118,172	$1,925,478

Chemicals – 0.8%
Orica Ltd.	229,524	$3,768,460

Computer Software – 0.3%
Dassault Systems S.A.	20,833	$1,514,778

Conglomerates – 0.9%
CK Hutchison Holdings Ltd.	280,512	$4,121,797

Consumer Products – 2.8%
L’Oreal S.A.	33,345	$5,947,945
Reckitt Benckiser Group PLC	76,021	6,555,306

		$12,503,251

Electrical Equipment – 3.5%
Legrand S.A.	25,815	$1,449,353
Schneider Electric S.A.	107,158	7,398,471
Siemens AG	65,730	6,620,763

		$15,468,587

Electronics – 3.1%
Infineon Technologies AG	252,662	$3,135,100
MediaTek, Inc.	370,000	5,060,526
Taiwan Semiconductor Manufacturing Co. Ltd.	1,271,804	5,791,326

		$13,986,952

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Energy – Independent – 1.8%
Cairn Energy PLC (a)	323,116	$862,068
Galp Energia SGPS S.A., “B”	141,929	1,664,574
INPEX Corp.	162,700	1,849,876
Oil Search Ltd.	305,371	1,679,893
Reliance Industries Ltd.	133,771	2,100,885

		$8,157,296

Energy – Integrated – 2.4%
BG Group PLC	346,195	$5,763,244
Royal Dutch Shell PLC, “A”	169,605	4,760,877

		$10,524,121

Food & Beverages – 4.9%
Danone S.A.	109,029	$7,048,739
M. Dias Branco S.A. Industria e Comercio de Alimentos	55,139	1,454,247
Nestle S.A.	186,410	13,458,126

		$21,961,112

Food & Drug Stores – 0.7%
Sundrug Co. Ltd.	54,100	$3,222,527

Gaming & Lodging – 0.2%
Sands China Ltd.	294,400	$991,265

Insurance – 4.8%
AIA Group Ltd.	1,149,400	$7,525,210
Hiscox Ltd.	145,393	1,916,685
Prudential PLC	157,018	3,780,900
Sony Financial Holdings, Inc.	99,700	1,748,222
Zurich Insurance Group AG	20,853	6,347,680

		$21,318,697

Internet – 0.4%
Alibaba Group Holding Ltd., ADR (a)	22,346	$1,838,405

Machinery & Tools – 3.6%
Atlas Copco AB, “A”	244,847	$6,852,296
Kubota Corp.	250,000	3,965,968
Schindler Holding AG	32,689	5,345,899

		$16,164,163

Major Banks – 10.3%
Barclays PLC	1,122,720	$4,595,412
BNP Paribas	95,479	5,763,982
BOC Hong Kong Holdings Ltd.	636,500	2,652,237
HSBC Holdings PLC	1,095,152	9,810,038
Mitsubishi UFJ Financial Group, Inc.	1,025,900	7,374,979
Standard Chartered PLC	129,893	2,079,722
Sumitomo Mitsui Financial Group, Inc.	153,900	6,864,731
Westpac Banking Corp.	277,852	6,892,213

		$46,033,314

Medical Equipment – 0.6%
Terumo Corp.	105,200	$2,524,594

4

MFS Research International Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Metals & Mining – 2.9%
Gerdau S.A., ADR	483,958	$1,166,339
Iluka Resources Ltd.	401,630	2,379,861
Rio Tinto Ltd.	231,397	9,504,047

		$13,050,247

Natural Gas – Distribution – 2.6%
Centrica PLC	506,211	$2,098,223
China Resources Gas Group Ltd.	900,000	2,670,434
Engie	211,965	3,932,183
Tokyo Gas Co. Ltd.	558,000	2,963,598

		$11,664,438

Natural Gas – Pipeline – 1.2%
APA Group	420,241	$2,671,713
Enbridge, Inc.	55,122	2,577,803

		$5,249,516

Network & Telecom – 0.6%
Ericsson, Inc., “B”	241,388	$2,501,279

Oil Services – 0.3%
Technip	21,481	$1,329,598

Other Banks & Diversified Financials – 10.8%
Aeon Credit Service Co. Ltd.	104,700	$2,908,690
DBS Group Holdings Ltd.	275,900	4,238,312
HDFC Bank Ltd., ADR	45,769	2,770,398
ING Groep N.V.	412,800	6,815,709
Intesa Sanpaolo S.p.A.	1,450,538	5,258,912
Julius Baer Group Ltd.	59,541	3,340,206
Kasikornbank PLC, NVDR	237,000	1,326,198
KBC Group N.V.	75,110	5,019,157
Lloyds TSB Group PLC	4,156,080	5,566,377
MasterCard, Inc., “A”	33,955	3,174,113
Sberbank of Russia, ADR	174,510	910,942
UBS AG	340,276	7,217,149

		$48,546,163

Pharmaceuticals – 10.7%
Bayer AG	64,209	$8,987,293
Novartis AG	147,739	14,561,366
Roche Holding AG	51,913	14,547,522
Santen Pharmaceutical Co. Ltd.	365,300	5,172,733
Valeant Pharmaceuticals International, Inc. (a)	21,180	4,705,137

		$47,974,051

Printing & Publishing – 0.8%
Reed Elsevier N.V.	153,355	$3,637,339

Real Estate – 0.7%
Cheung Kong Property Holdings Ltd. (a)	213,012	$1,766,959
Deutsche Wohnen AG	57,015	1,306,541

		$3,073,500

Restaurants – 2.0%
Whitbread PLC	75,143	$5,839,665
YUM! Brands, Inc.	36,636	3,300,171

		$9,139,836

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Chemicals – 5.1%
Akzo Nobel N.V.	95,553	$6,953,032
JSR Corp.	356,600	6,305,367
Linde AG	36,593	6,931,188
Symrise AG	44,947	2,789,576

		$22,979,163

Specialty Stores – 1.1%
Esprit Holdings Ltd.	940,600	$880,954
Hennes & Mauritz AB, “B”	71,600	2,756,952
Ryohin Keikaku Co. Ltd.	7,400	1,435,437

		$5,073,343

Telecommunications – Wireless – 3.6%
KDDI Corp.	238,000	$5,744,593
Mobile TeleSystems OJSC (a)	180,705	796,039
Philippine Long Distance Telephone Co.	18,540	1,155,409
SoftBank Corp.	58,300	3,434,119
Vodafone Group PLC	1,342,141	4,847,166

		$15,977,326

Telephone Services – 1.2%
BT Group PLC	315,484	$2,231,660
Hellenic Telecommunications Organization S.A.	138,070	1,159,788
TDC A.S.	269,173	1,973,777

		$5,365,225

Tobacco – 1.4%
Japan Tobacco, Inc.	172,000	$6,128,251

Trucking – 1.3%
Yamato Holdings Co. Ltd.	308,000	$5,963,198

Utilities – Electric Power – 0.5%
Enel S.p.A.	493,267	$2,234,869

Total Common Stocks (Identified Cost, $409,133,974)		$446,778,794

PREFERRED STOCKS – 0.4%
Telephone Services – 0.4%
Telecom Italia S.p.A. (Identified Cost, $1,828,800)	1,884,387	$1,923,290

MONEY MARKET FUNDS – 0.0%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)	99	$99

Total Investments (Identified Cost, $410,962,873)		$448,702,183

OTHER ASSETS, LESS LIABILITIES – (0.0)%		(35,299)

NET ASSETS – 100.0%		$448,666,884

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

5

MFS Research International Portfolio

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

NVDR	Non-Voting Depositary Receipt

PLC	Public Limited Company

See Notes to Financial Statements

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MFS Research International Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/15
Assets
Investments
Non-affiliated issuers, at value (identified cost, $410,962,774)	$448,702,084
Underlying affiliated funds, at cost and value	99
Total investments, at value (identified cost, $410,962,873)	$448,702,183
Receivables for
Investments sold	1,513,004
Fund shares sold	182,853
Interest and dividends	2,336,480
Other assets	1,566
Total assets		$452,736,086
Liabilities
Payable to custodian	$86,080
Payables for
Investments purchased	2,782,638
Fund shares reacquired	1,017,227
Payable to affiliates
Investment adviser	19,974
Shareholder servicing costs	32
Distribution and/or service fees	1,539
Payable for independent Trustees’ compensation	47
Accrued expenses and other liabilities	161,665
Total liabilities		$4,069,202
Net assets		$448,666,884
Net assets consist of
Paid-in capital	$398,307,544
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	37,723,359
Accumulated net realized gain (loss) on investments and foreign currency	(1,045,078)
Undistributed net investment income	13,681,059
Net assets		$448,666,884
Shares of beneficial interest outstanding		28,855,440

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$338,345,121	21,691,347	$15.60
Service Class	110,321,763	7,164,093	15.40

See Notes to Financial Statements

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MFS Research International Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/15
Net investment income
Income
Dividends	$8,142,482
Interest	83,448
Dividends from underlying affiliated funds	819
Foreign taxes withheld	(752,032)
Total investment income		$7,474,717
Expenses
Management fee	$1,829,114
Distribution and/or service fees	119,795
Shareholder servicing costs	2,934
Administrative services fee	36,737
Independent Trustees’ compensation	4,906
Custodian fee	84,515
Shareholder communications	10,219
Audit and tax fees	31,913
Legal fees	7,738
Miscellaneous	7,482
Total expenses		$2,135,353
Fees paid indirectly	(2)
Reduction of expenses by investment adviser	(13,577)
Net expenses		$2,121,774
Net investment income		$5,352,943
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments (net of $1,081 country tax)	$(3,210,855)
Foreign currency	(13,439)
Net realized gain (loss) on investments and foreign currency		$(3,224,294)
Change in unrealized appreciation (depreciation)
Investments (net of $18,669 decrease in deferred country tax)	$22,429,499
Translation of assets and liabilities in foreign currencies	18,267
Net unrealized gain (loss) on investments and foreign currency translation		$22,447,766
Net realized and unrealized gain (loss) on investments and foreign currency		$19,223,472
Change in net assets from operations		$24,576,415

See Notes to Financial Statements

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MFS Research International Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/15 (unaudited	)	Year ended 12/31/14
Change in net assets
From operations
Net investment income	$5,352,943		$8,777,623
Net realized gain (loss) on investments and foreign currency	(3,224,294)		3,086,125
Net unrealized gain (loss) on investments and foreign currency translation	22,447,766		(35,774,761)
Change in net assets from operations	$24,576,415		$(23,911,013)
Distributions declared to shareholders
From net investment income	$—		$(6,321,260)
From net realized gain on investments	—		(3,617,932)
Total distributions declared to shareholders	$—		$(9,939,192)
Change in net assets from fund share transactions	$96,706,420		$(18,301,964)
Total change in net assets	$121,282,835		$(52,152,169)
Net assets
At beginning of period	327,384,049		379,536,218
At end of period (including undistributed net investment income of $13,681,059 and $8,328,116, respectively)	$448,666,884		$327,384,049
See Notes to Financial Statements

9

MFS Research International Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/15		Years ended 12/31
			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$14.56		$16.09	$13.62	$11.94	$13.69	$12.54
Income (loss) from investment operations
Net investment income (d)	$0.21		$0.39	$0.25	$0.19	$0.25	$0.20
Net realized and unrealized gain (loss) on investments and foreign currency	0.83		(1.46)	2.33	1.77	(1.72)	1.12
Total from investment operations	$1.04		$(1.07)	$2.58	$1.96	$(1.47)	$1.32
Less distributions declared to shareholders
From net investment income	$—		$(0.30)	$(0.11)	$(0.28)	$(0.28)	$(0.17)
From net realized gain on investments	—		(0.16)	—	—	—	—
Total distributions declared to shareholders	$—		$(0.46)	$(0.11)	$(0.28)	$(0.28)	$(0.17)
Net asset value, end of period (x)	$15.60		$14.56	$16.09	$13.62	$11.94	$13.69
Total return (%) (k)(r)(s)(x)	7.14	(n)	(6.88)	19.01	16.59	(10.88)	10.63
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.99	(a)	1.00	1.00	1.07	1.14	1.12
Expenses after expense reductions (f)	0.98	(a)	0.99	0.99	1.07	1.10	1.10
Net investment income	2.69	(a)	2.49	1.68	1.44	1.89	1.66
Portfolio turnover	22	(n)	27	35	46	45	60
Net assets at end of period (000 omitted)	$338,345		$253,001	$286,763	$269,211	$40,134	$52,239

Service Class	Six months ended 6/30/15		Years ended 12/31
			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$14.39		$15.91	$13.46	$11.80	$13.52	$12.39
Income (loss) from investment operations
Net investment income (d)	$0.19		$0.36	$0.21	$0.23	$0.22	$0.16
Net realized and unrealized gain (loss) on investments and foreign currency	0.82		(1.47)	2.31	1.67	(1.70)	1.11
Total from investment operations	$1.01		$(1.11)	$2.52	$1.90	$(1.48)	$1.27
Less distributions declared to shareholders
From net investment income	$—		$(0.25)	$(0.07)	$(0.24)	$(0.24)	$(0.14)
From net realized gain on investments	—		(0.16)	—	—	—	—
Total distributions declared to shareholders	$—		$(0.41)	$(0.07)	$(0.24)	$(0.24)	$(0.14)
Net asset value, end of period (x)	$15.40		$14.39	$15.91	$13.46	$11.80	$13.52
Total return (%) (k)(r)(s)(x)	7.02	(n)	(7.16)	18.77	16.29	(11.06)	10.34
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.24	(a)	1.25	1.25	1.34	1.39	1.37
Expenses after expense reductions (f)	1.23	(a)	1.24	1.24	1.34	1.35	1.35
Net investment income	2.46	(a)	2.30	1.45	1.87	1.64	1.31
Portfolio turnover	22	(n)	27	35	46	45	60
Net assets at end of period (000 omitted)	$110,322		$74,383	$92,773	$91,341	$96,969	$121,479

See Notes to Financial Statements

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MFS Research International Portfolio

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

11

MFS Research International Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Research International Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a

12

MFS Research International Portfolio

Notes to Financial Statements (unaudited) – continued

material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$88,669,084	$—	$—	$88,669,084
United Kingdom	88,385,929	—	—	88,385,929
Switzerland	64,817,948	—	—	64,817,948
France	39,150,451	—	—	39,150,451
Germany	31,316,660	—	—	31,316,660
Hong Kong	19,072,255	—	—	19,072,255
Netherlands	17,406,080	—	—	17,406,080
Australia	17,392,140	—	—	17,392,140
Sweden	12,110,527	—	—	12,110,527
Other Countries	68,425,183	1,955,827	—	70,381,010
Mutual Funds	99	—	—	99
Total Investments	$446,746,356	$1,955,827	$—	$448,702,183

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $1,159,788 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $326,455,219 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will for the benefit of the fund either purchase securities identical to those loaned or, when

13

MFS Research International Portfolio

Notes to Financial Statements (unaudited) – continued

such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2015, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended June 30, 2015, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/14
Ordinary income (including any short-term capital gains)	$6,321,260
Long-term capital gains	3,617,932
Total distributions	$9,939,192

14

MFS Research International Portfolio

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/15
Cost of investments	$412,365,408
Gross appreciation	62,237,486
Gross depreciation	(25,900,711)
Net unrealized appreciation (depreciation)	$36,336,775

As of 12/31/14
Undistributed ordinary income	9,232,337
Undistributed long-term capital gain	2,703,093
Other temporary differences	(78,450)
Net unrealized appreciation (depreciation)	7,088,207

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/15	Year ended 12/31/14	Six months ended 6/30/15	Year ended 12/31/14
Initial Class	$—	$5,055,408	$—	$2,792,651
Service Class	—	1,265,852	—	825,281
Total	$—	$6,321,260	$—	$3,617,932

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1 billion of average daily net assets	0.80%
Average daily net assets in excess of $2 billion	0.70%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2015, this management fee reduction amounted to $13,577, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2015 was equivalent to an annual effective rate of 0.89% of the fund’s average daily net assets.

The investment adviser had agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses did not exceed 1.10% of average daily net assets for the Initial Class shares and 1.35% of average daily net assets for the Service Class shares. This written agreement expired on March 27, 2015. For the period January 1, 2015 through March 27, 2015, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement. Effective March 28, 2015, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 1.00% of average daily net assets for the Initial Class shares and 1.25% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2017. For the period from March 28, 2015 through June 30, 2015, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

15

MFS Research International Portfolio

Notes to Financial Statements (unaudited) – continued

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2015, the fee was $2,895, which equated to 0.0014% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2015, these costs amounted to $39.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2015 was equivalent to an annual effective rate of 0.0181% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2015, the fee paid by the fund under this agreement was $458 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2015, purchases and sales of investments, other than short-term obligations, aggregated $83,377,488 and $118,925,450 respectively. Purchases exclude the value of securities acquired in connection with the MFS Research International Series merger. (See Note 8.)

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	121,058	$1,862,727	435,339	$6,745,737
Service Class	233,637	3,674,758	527,667	7,890,126
	354,695	$5,537,485	963,006	$14,635,863
Shares issued in connection with acquisition of MFS Research International Series
Initial Class	6,908,974	$107,365,457
Service Class	2,534,997	38,912,199
	9,443,971	$146,277,656
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	493,589	$7,848,059
Service Class	—	—	132,939	2,091,133
	—	$—	626,528	$9,939,192

16

MFS Research International Portfolio

Notes to Financial Statements (unaudited) – continued

	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Shares reacquired
Initial Class	(2,714,250)	$(43,148,084)	(1,374,605)	$(22,106,656)
Service Class	(772,379)	(11,960,637)	(1,325,345)	(20,770,363)
	(3,486,629)	$(55,108,721)	(2,699,950)	$(42,877,019)
Net change
Initial Class	4,315,782	$66,080,100	(445,677)	$(7,512,860)
Service Class	1,996,255	30,626,320	(664,739)	(10,789,104)
	6,312,037	$96,706,420	(1,110,416)	$(18,301,964)

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 31%, 10%, and 7%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2015, the fund’s commitment fee and interest expense were $571 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,372,179	25,929,845	(30,301,925)	99

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$819	$99

(8)	Acquisitions

At close of business on March 27, 2015, the fund with net assets of approximately $336,203,665, acquired all of the assets and liabilities of MFS Research International Series, a series of MFS Variable Insurance Trust. The purpose of the transaction was to provide shareholders of MFS Research International Series the opportunity to participate in a larger combined portfolio with an identical investment objective, investment policies and strategies. The acquisition was accomplished by a tax-free exchange of approximately 9,443,971 shares of the fund (valued at approximately $146,277,656) for all of the assets and liabilities of MFS Research International Series. MFS Research International Series then distributed the shares of the fund that MFS Research International Series received from the fund to its shareholders. MFS Research International Series’ investments on that date were valued at approximately $141,953,349 with a cost basis of approximately $135,092,624. For financial reporting purposes, assets received and shares issued by the fund were recorded at fair value; however, the cost basis of the investments received from MFS Research International Series were carried forward to align ongoing reporting of the fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of MFS Research International Series that have been included in the fund’s Statement of Operations since March 27, 2015.

Assuming the acquisition had been completed on January 1, 2015, the fund’s pro forma results of operations for the six months ended June 30, 2015 are as follows:

Net investment income	$5,997,730
Net realized and unrealized gain (loss) on investments and foreign currency	27,704,545
Change in net assets from operations	$33,682,275

17

MFS Research International Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products” section of mfs.com.

18

SEMIANNUAL REPORT

June 30, 2015

MFS® STRATEGIC INCOME PORTFOLIO

MFS® Variable Insurance Trust II

SIS-SEM

MFS® STRATEGIC INCOME PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Strategic Income Portfolio

LETTER FROM THE CHAIRMAN

Dear Contract Owners:

The U.S. economy stumbled slightly in the first quarter of 2015, held back by a strong dollar, weak overseas demand and harsh winter weather that hurt domestic consumption. However, growth resumed in the second quarter.

Other major economies and regions have struggled, leading central banks to step up their efforts to stimulate economic growth. The European Central Bank’s quantitative easing program has begun to make an impact. However, risks associated with a potential Greek debt default and potential eurozone exit have weighed on business and investor confidence.

Despite the People’s Bank of China’s targeted stimulative actions, China’s economic growth rate has continued to decelerate to multidecade lows, and Chinese equity markets are beginning to show signs of strain.

The world’s financial markets have become increasingly complex in recent years. Now, more than ever, it is important to understand companies on a global basis. At MFS®, we believe our integrated research platform, collaborative culture, active risk management process and long-term focus give us a research advantage.

As investors, we aim to add long-term value. We believe this approach will serve you well as you work with your financial advisor to reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

August 14, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Strategic Income Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Investment Grade Corporates	41.5%
High Yield Corporates	33.6%
Non-U.S. Government Bonds	14.9%
Emerging Markets Bonds	3.8%
Commercial Mortgage-Backed Securities	1.2%
Floating Rate Loans	1.1%
U.S. Government Agencies	0.9%
Asset-Backed Securities	0.8%
Mortgage-Backed Securities	0.6%
Collateralized Debt Obligations	0.3%
Municipal Bonds	0.1%
U.S. Treasury Securities	(9.3)%

Composition including fixed income credit quality (a)(i)
AAA	2.9%
AA	5.3%
A	13.8%
BBB	37.5%
BB	16.4%
B	16.9%
CCC	3.7%
CC (o)	0.0%
C	0.6%
D (o)	0.0%
Federal Agencies	1.5%
Not Rated	(9.1)%
Non-Fixed Income	0.3%
Cash & Other	10.2%

Portfolio facts (i)
Average Duration (d)	4.7
Average Effective Maturity (m)	7.0 yrs.

Issuer country weightings (i)(x)
United States	66.5%
United Kingdom	5.9%
Italy	4.1%
Canada	3.1%
Japan	3.0%
Netherlands	1.8%
France	1.8%
Spain	1.7%
Germany	1.4%
Other Countries	10.7%

2

MFS Strategic Income Portfolio

Portfolio Composition – continued

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and commodities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Other.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages reflect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not to the exposure from investing directly in the MFS High Yield Pooled Portfolio itself.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and the Notes to Financial Statements for additional information related to certain risks associated with assets included in “Other”.

Percentages are based on net assets as of 6/30/15.

The portfolio is actively managed and current holdings may be different.

3

MFS Strategic Income Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2015 through June 30, 2015

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying MFS Pooled Portfolio in which the fund invests. MFS Pooled Portfolios are mutual funds advised by MFS that do not pay management fees to MFS but do incur investment and operating costs. If these transactional and indirect costs were included, your costs would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2015 through June 30, 2015.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/15	Ending Account Value 6/30/15	Expenses Paid During Period (p) 1/01/15-6/30/15
Initial Class	Actual	0.80%	$1,000.00	$1,006.99	$3.98
	Hypothetical (h)	0.80%	$1,000.00	$1,020.83	$4.01
Service Class	Actual	1.05%	$1,000.00	$1,006.05	$5.22
	Hypothetical (h)	1.05%	$1,000.00	$1,019.59	$5.26

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

4

MFS Strategic Income Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 65.3%
Asset-Backed & Securitized – 2.3%
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.786%, 12/28/40 (z)	$278,979	$172,882
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 6.147%, 9/15/39	105,360	111,968
Crest Ltd., CDO, 7%, 1/28/40 (a)(p)	575,815	189,535
Falcon Franchise Loan LLC, FRN, 6.946%, 1/05/23 (i)(z)	43,236	4,600
Falcon Franchise Loan LLC, FRN, 25.531%, 1/05/25 (i)(z)	39,052	9,434
First Union National Bank Commercial Mortgage Trust, FRN, 1.731%, 1/12/43 (d)(i)(q)(z)	21,594	62
First Union-Lehman Brothers Bank of America, FRN, 0.767%, 11/18/35 (i)	1,021,225	15,225
HLSS Servicer Advance Receivables Trust, 2013-T1, “A2”, 1.495%, 1/16/46 (n)	150,000	149,850
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, FRN, 5.961%, 6/15/49	293,049	305,708
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.242%, 2/18/30 (i)	41,335	797
Morgan Stanley Capital I Trust, “AM”, FRN, 5.866%, 4/15/49	300,000	312,614
Morgan Stanley Capital I, Inc., FRN, 1.419%, 4/28/39 (i)(z)	842,903	4,248
Sierra Receivables Funding Co. LLC, 2015-1A, “A”, 2.4%, 3/22/32 (n)	201,197	201,338

		$1,478,261

Automotive – 1.9%
Ford Motor Credit Co. LLC, FRN, 1.213%, 1/09/18	$390,000	$390,385
General Motors Financial Co., Inc., 2.625%, 7/10/17	368,000	372,004
General Motors Financial Co., Inc., 3.45%, 4/10/22	273,000	267,499
Hyundai Capital America, 1.875%, 8/09/16 (n)	180,000	181,066

		$1,210,954

Biotechnology – 0.4%
Life Technologies Corp., 6%, 3/01/20	$240,000	$269,967

Broadcasting – 0.3%
Discovery Communications, Inc., 3.45%, 3/15/25	$93,000	$87,266
SES Global Americas Holdings GP, 2.5%, 3/25/19 (n)	102,000	101,632

		$188,898

Building – 1.3%
CRH PLC, 8.125%, 7/15/18	$200,000	$234,565
Martin Marietta Materials, Inc., 4.25%, 7/02/24	215,000	217,648

Issuer	Shares/Par	Value ($)

BONDS – continued
Building – continued
Martin Marietta Materials, Inc., FRN, 1.373%, 6/30/17	$300,000	$298,744
Owens Corning, Inc., 4.2%, 12/15/22	53,000	53,719

		$804,676

Cable TV – 1.0%
Cox Communications, Inc., 3.25%, 12/15/22 (n)	$306,000	$291,701
Time Warner Cable, Inc., 8.25%, 4/01/19	310,000	364,589

		$656,290

Chemicals – 0.5%
Dow Chemical Co., 8.55%, 5/15/19	$280,000	$341,385
Israel Chemicals Ltd., 4.5%, 12/02/24 (n)	8,000	8,034

		$349,419

Computer Software – 0.3%
Oracle Corp., 5.375%, 7/15/40	$169,000	$186,916

Computer Software – Systems – 0.2%
Seagate HDD Cayman, 3.75%, 11/15/18	$107,000	$111,551

Consumer Products – 0.6%
Newell Rubbermaid, Inc., 2.875%, 12/01/19	$110,000	$111,176
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/23 (n)	259,000	264,638

		$375,814

Consumer Services – 1.0%
Experian Finance PLC, 2.375%, 6/15/17 (n)	$400,000	$401,626
Priceline Group, Inc., 3.65%, 3/15/25	250,000	243,380

		$645,006

Defense Electronics – 0.2%
BAE Systems Holdings, Inc., 6.375%, 6/01/19 (n)	$100,000	$114,044

Electrical Equipment – 0.5%
Arrow Electronics, Inc., 3%, 3/01/18	$84,000	$85,328
Molex Electronic Technologies LLC, 2.878%, 4/15/20 (n)	222,000	218,593

		$303,921

Electronics – 0.4%
Lam Research Corp., 2.75%, 3/15/20	$149,000	$147,980
Tyco Electronics Group S.A., 3.5%, 2/03/22	79,000	79,980

		$227,960

Emerging Market Quasi-Sovereign – 1.3%
IIRSA Norte Finance Ltd., 8.75%, 5/30/24	$183,269	$216,459
Petroleos Mexicanos, 5.5%, 1/21/21	216,000	234,252
Petroleos Mexicanos, 4.875%, 1/24/22	64,000	66,552
Petroleos Mexicanos, 4.875%, 1/18/24	10,000	10,250

5

MFS Strategic Income Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Emerging Market Quasi-Sovereign – continued
Petroleos Mexicanos, 4.25%, 1/15/25 (n)	$130,000	$126,607
Petroleos Mexicanos, 6.5%, 6/02/41	80,000	83,200
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 9/30/16 (n)	75,350	77,806

		$815,126

Emerging Market Sovereign – 0.5%
Oriental Republic of Uruguay, 4.5%, 8/14/24	$11,000	$11,550
Republic of Hungary, 5.375%, 2/21/23	146,000	157,928
Republic of Philippines, 6.375%, 10/23/34	100,000	132,625
Republic of Poland, 5%, 3/23/22	37,000	41,018
Republic of Romania, 4.375%, 8/22/23 (n)	8,000	8,199
United Mexican States, 4%, 10/02/23	4,000	4,110

		$355,430

Energy – Independent – 0.8%
Anadarko Petroleum Corp., 3.45%, 7/15/24	$290,000	$285,759
EQT Corp., 4.875%, 11/15/21	122,000	128,556
Hess Corp., 8.125%, 2/15/19	90,000	106,551

		$520,866

Energy – Integrated – 0.6%
BP Capital Markets PLC, 4.5%, 10/01/20	$75,000	$82,040
BP Capital Markets PLC, 4.742%, 3/11/21	220,000	242,762
Pacific Rubiales Energy Corp., 7.25%, 12/12/21 (n)	115,000	94,300

		$419,102

Financial Institutions – 1.2%
CIT Group, Inc., 3.875%, 2/19/19	$240,000	$238,200
General Electric Capital Corp., 6%, 8/07/19	80,000	91,447
General Electric Capital Corp., 5.5%, 1/08/20	205,000	232,392
LeasePlan Corp. N.V., 3%, 10/23/17 (n)	200,000	204,154

		$766,193

Food & Beverages – 2.7%
H.J. Heinz Co., 3.5%, 7/15/22 (n)	$250,000	$250,587
Kerry Group Financial Services, 3.2%, 4/09/23 (n)	320,000	309,042
Kraft Foods Group, Inc., 6.125%, 8/23/18	250,000	279,553
SABMiller Holdings, Inc., 3.75%, 1/15/22 (n)	205,000	211,817
Tyson Foods, Inc., 6.6%, 4/01/16	190,000	197,262
Tyson Foods, Inc., 4.5%, 6/15/22	124,000	131,718
Wm. Wrigley Jr. Co., 2.4%, 10/21/18 (n)	91,000	92,293
Wm. Wrigley Jr. Co., 3.375%, 10/21/20 (n)	277,000	285,442

		$1,757,714

Issuer	Shares/Par		Value ($)

BONDS – continued
Food & Drug Stores – 0.3%
Walgreens Boots Alliance, Inc., 3.3%, 11/18/21		$176,000	$174,779

Gaming & Lodging – 0.5%
Wyndham Worldwide Corp., 5.625%, 3/01/21		$320,000	$350,519

Insurance – 2.3%
AIA Group Ltd., 3.2%, 3/11/25 (n)		$245,000	$236,040
American International Group, Inc., 5.85%, 1/16/18		139,000	153,246
American International Group, Inc., 3.375%, 8/15/20		190,000	196,663
MetLife, Inc., 1.756%, 12/15/17		51,000	51,436
Principal Financial Group, Inc., 8.875%, 5/15/19		210,000	258,521
Unum Group, 7.125%, 9/30/16		250,000	266,991
Unum Group, 4%, 3/15/24		323,000	326,978

			$1,489,875

Insurance – Property & Casualty – 0.9%
AXIS Capital Holdings Ltd., 5.875%, 6/01/20		$90,000	$101,859
CNA Financial Corp., 5.875%, 8/15/20		260,000	296,202
Liberty Mutual Group, Inc., 4.95%, 5/01/22 (n)		187,000	201,027

			$599,088

International Market Quasi-Sovereign – 0.4%
Eksportfinans A.S.A., 5.5%, 5/25/16		$240,000	$246,900

International Market Sovereign – 14.4%
Buoni Poliennali del Tesoro, 5.5%, 9/01/22	EUR	302,000	$417,360
Commonwealth of Australia, 5.75%, 5/15/21	AUD	307,000	278,839
Federal Republic of Germany, 3.25%, 7/04/21	EUR	58,000	76,281
Federal Republic of Germany, 1.75%, 2/15/24	EUR	82,000	100,058
Federal Republic of Germany, 6.25%, 1/04/30	EUR	133,000	248,665
Federal Republic of Germany, 2.5%, 7/04/44	EUR	88,000	119,635
Government of Canada, 4.25%, 6/01/18	CAD	80,000	71,021
Government of Canada, 3.25%, 6/01/21	CAD	156,000	140,609
Government of Canada, 5.75%, 6/01/33	CAD	46,000	56,307
Government of Canada, 4%, 6/01/41	CAD	26,000	27,575
Government of Japan, 1.1%, 6/20/20	JPY	42,950,000	367,903
Government of Japan, 0.8%, 6/20/23	JPY	19,100,000	162,150
Government of Japan, 2.1%, 9/20/24	JPY	42,900,000	404,325
Government of Japan, 2.2%, 9/20/27	JPY	37,800,000	366,648
Government of Japan, 1.5%, 3/20/34	JPY	18,550,000	161,387
Government of Japan, 2.4%, 3/20/37	JPY	35,600,000	351,712
Government of Japan, 1.8%, 3/20/43	JPY	11,850,000	105,441
Government of New Zealand, 5.5%, 4/15/23	NZD	216,000	168,420
Government of Norway, 3.75%, 5/25/21	NOK	545,000	78,719

6

MFS Strategic Income Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
International Market Sovereign – continued
Government of Norway, 3%, 3/14/24	NOK	555,000	$77,779
Kingdom of Belgium, 4.25%, 9/28/21	EUR	122,000	167,011
Kingdom of Belgium, 2.6%, 6/22/24	EUR	238,000	300,313
Kingdom of Denmark, 3%, 11/15/21	DKK	439,000	76,174
Kingdom of Denmark, 1.5%, 11/15/23	DKK	353,000	55,928
Kingdom of Spain, 5.4%, 1/31/23	EUR	324,000	448,718
Kingdom of Spain, 5.5%, 7/30/17	EUR	91,000	112,050
Kingdom of Spain, 4.6%, 7/30/19	EUR	352,000	449,198
Kingdom of Sweden, 5%, 12/01/20	SEK	575,000	86,535
Kingdom of Sweden, 3.5%, 6/01/22	SEK	395,000	56,823
Kingdom of the Netherlands, 2%, 7/15/24	EUR	99,000	120,937
Kingdom of the Netherlands, 5.5%, 1/15/28	EUR	88,000	146,597
Republic of Austria, 1.75%, 10/20/23	EUR	186,000	222,069
Republic of France, 6%, 10/25/25	EUR	188,000	307,665
Republic of France, 4.75%, 4/25/35	EUR	234,000	383,290
Republic of Ireland, 4.5%, 4/18/20	EUR	26,000	34,222
Republic of Ireland, 5.4%, 3/13/25	EUR	29,000	43,059
Republic of Italy, 5.25%, 8/01/17	EUR	505,000	619,074
Republic of Italy, 3.75%, 3/01/21	EUR	616,000	773,316
United Kingdom Treasury, 8%, 6/07/21	GBP	55,000	117,723
United Kingdom Treasury, 2.25%, 9/07/23	GBP	128,000	205,826
United Kingdom Treasury, 4.25%, 12/07/27	GBP	150,000	286,293
United Kingdom Treasury, 4.25%, 3/07/36	GBP	121,000	238,910
United Kingdom Treasury, 3.25%, 1/22/44	GBP	95,000	164,642

			$9,197,207

Local Authorities – 0.4%
Florida Hurricane Catastrophe Fund Finance Corp. Rev, “A”, 2.107%, 7/01/18		$245,000	$247,690

Machinery & Tools – 0.6%
Atlas Copco AB, 5.6%, 5/22/17 (n)		$349,000	$374,751

Major Banks – 5.2%
Bank of America Corp., 6.5%, 8/01/16		$295,000	$311,188
Bank of America Corp., 4.125%, 1/22/24		325,000	333,082
Barclays Bank PLC, 2.5%, 2/20/19		260,000	261,734
Goldman Sachs Group, Inc., 5.75%, 1/24/22		334,000	379,915
Goldman Sachs Group, Inc., FRN, 1.297%, 10/23/19		160,000	160,800
ING Bank N.V., 5.8%, 9/25/23 (n)		322,000	351,593
JPMorgan Chase & Co., 4.625%, 5/10/21		230,000	248,780
Merrill Lynch & Co., Inc., 6.4%, 8/28/17		120,000	131,573
Morgan Stanley, 7.3%, 5/13/19		100,000	117,648
Morgan Stanley, 5.625%, 9/23/19		200,000	224,119
Morgan Stanley, 3.7%, 10/23/24		277,000	275,878
Royal Bank of Scotland PLC, 2.55%, 9/18/15		140,000	140,391

Issuer	Shares/Par	Value ($)

BONDS – continued
Major Banks – continued
Royal Bank of Scotland PLC, 6%, 12/19/23	$380,000	$402,394

		$3,339,095

Medical & Health Technology & Services – 0.7%
Becton, Dickinson and Co., 4.685%, 12/15/44	$170,000	$164,499
Laboratory Corp. of America Holdings, 2.625%, 2/01/20	140,000	138,915
McKesson Corp., 5.7%, 3/01/17	130,000	139,367

		$442,781

Metals & Mining – 2.0%
Barrick Gold Corp., 4.1%, 5/01/23	$337,000	$328,364
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 3/15/18	130,000	129,005
Freeport-McMoRan Copper & Gold, Inc., 3.1%, 3/15/20	200,000	197,185
Glencore Funding LLC, 2.125%, 4/16/18 (n)	140,000	138,947
Glencore Funding LLC, FRN, 1.444%, 5/27/16 (n)	280,000	280,741
Kinross Gold Corp., 5.95%, 3/15/24	217,000	205,884

		$1,280,126

Midstream – 3.1%
APT Pipelines Ltd., 4.2%, 3/23/25 (n)	$245,000	$239,603
Energy Transfer Partners LP, 4.05%, 3/15/25	308,000	290,441
Enterprise Products Partners LP, 6.3%, 9/15/17	230,000	253,371
Kinder Morgan Energy Partners LP, 6.375%, 3/01/41	320,000	322,861
ONEOK Partners LP, 3.2%, 9/15/18	120,000	122,673
Spectra Energy Capital LLC, 8%, 10/01/19	230,000	272,526
Sunoco Logistics Partners LP, 4.25%, 4/01/24	109,000	105,843
Williams Cos., Inc., 3.7%, 1/15/23	74,000	68,902
Williams Cos., Inc., 4.55%, 6/24/24	295,000	285,880

		$1,962,100

Mortgage-Backed – 0.6%
Fannie Mae, 6%, 5/01/17	$5,358	$5,525
Fannie Mae, 5.5%, 3/01/20 – 9/01/34	72,133	77,985
Fannie Mae, 6.5%, 4/01/32	39,485	46,156
Freddie Mac, 4.224%, 3/25/20	241,289	264,032

		$393,698

Municipals – 0.1%
University of California Limited Project Rev., “I”, 5%, 5/15/25	$60,000	$73,328

Network & Telecom – 1.3%
AT&T, Inc., 2.45%, 6/30/20	$310,000	$303,883
Verizon Communications, Inc., 5.15%, 9/15/23	334,000	365,677

7

MFS Strategic Income Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Network & Telecom – continued
Verizon Communications, Inc., FRN, 1.053%, 6/17/19	$140,000	$139,121

		$808,681

Oil Services – 0.3%
Transocean, Inc., 6%, 3/15/18	$180,000	$181,800

Oils – 0.2%
Marathon Petroleum Corp., 3.625%, 9/15/24	$140,000	$137,453

Other Banks & Diversified Financials – 2.5%
Abbey National Treasury Services PLC, 3.05%, 8/23/18	$90,000	$93,114
Citigroup, Inc., 8.5%, 5/22/19	229,000	279,311
Groupe BPCE S.A., 12.5% to 9/30/19, FRN to 8/29/49 (n)	259,000	343,014
Intesa Sanpaolo S.p.A., 5.017%, 6/26/24 (n)	445,000	432,337
Lloyds TSB Bank PLC, 5.8%, 1/13/20 (n)	210,000	239,924
Macquarie Bank Ltd., 5%, 2/22/17 (n)	190,000	200,669

		$1,588,369

Pharmaceuticals – 0.9%
AbbVie, Inc., 3.2%, 11/06/22	$220,000	$217,845
Actavis Funding SCS, 4.75%, 3/15/45	192,000	182,794
Hospira, Inc., 6.05%, 3/30/17	160,000	172,153

		$572,792

Pollution Control – 0.4%
Republic Services, Inc., 5.25%, 11/15/21	$210,000	$235,340

Railroad & Shipping – 0.6%
CSX Corp., 4.1%, 3/15/44	$220,000	$201,466
Panama Canal Railway Co., 7%, 11/01/26 (n)	162,200	160,578

		$362,044

Real Estate – Healthcare – 0.5%
HCP, Inc., REIT, 5.375%, 2/01/21	$236,000	$260,363
Health Care REIT, Inc., 2.25%, 3/15/18	81,000	81,599

		$341,962

Real Estate – Office – 0.4%
Boston Properties LP, REIT, 3.7%, 11/15/18	$120,000	$126,431
Vornado Realty LP, REIT, 2.5%, 6/30/19	165,000	164,772

		$291,203

Real Estate – Retail – 0.1%
Kimco Realty Corp., REIT, 6.875%, 10/01/19	$58,000	$67,746

Retailers – 1.2%
Bed Bath & Beyond, Inc., 5.165%, 8/01/44	$234,000	$232,305
Dollar General Corp., 3.25%, 4/15/23	175,000	166,731
Gap, Inc., 5.95%, 4/12/21	306,000	345,563

		$744,599

Issuer	Shares/Par	Value ($)

BONDS – continued
Supermarkets – 0.4%
Kroger Co., 3.85%, 8/01/23	$262,000	$268,744

Supranational – 0.9%
Banco Latinoamericano de Comercio Exterior S.A., 3.25%, 5/07/20 (n)	$210,000	$208,950
Corporacion Andina de Fomento, 4.375%, 6/15/22	340,000	367,596

		$576,546

Telecommunications – Wireless – 1.2%
American Tower Corp., REIT, 4.7%, 3/15/22	$208,000	$216,879
Crown Castle Towers LLC, 6.113%, 1/15/20 (n)	261,000	297,178
SBA Tower Trust, 2.898%, 10/15/44 (n)	255,000	256,277

		$770,334

Tobacco – 1.3%
Altria Group, Inc., 9.25%, 8/06/19	$76,000	$95,401
Lorillard Tobacco Co., 8.125%, 6/23/19	173,000	204,949
Lorillard Tobacco Co., 6.875%, 5/01/20	120,000	139,651
Reynolds American, Inc., 5.85%, 8/15/45	400,000	419,558

		$859,559

Transportation – Services – 0.9%
ERAC USA Finance Co., 6.375%, 10/15/17 (n)	$290,000	$318,787
Ttx Co., 2.6%, 6/15/20 (n)	260,000	259,736

		$578,523

U.S. Government Agencies and Equivalents – 0.8%
National Credit Union Administration Guaranteed Note, 2.9%, 10/29/20	$70,000	$71,822
Small Business Administration, 6.35%, 4/01/21	11,230	12,192
Small Business Administration, 4.34%, 3/01/24	119,136	125,022
Small Business Administration, 4.77%, 4/01/24	53,411	56,924
Small Business Administration, 4.99%, 9/01/24	43,192	46,597
Small Business Administration, 4.86%, 1/01/25	57,628	61,998
Small Business Administration, 4.625%, 2/01/25	76,396	81,827
Small Business Administration, 5.11%, 8/01/25	75,422	81,795

		$538,177

Utilities – Electric Power – 1.9%
CMS Energy Corp., 5.05%, 3/15/22	$163,000	$179,375
Empresa Nacional de Electricidad S.A., 4.25%, 4/15/24	2,000	2,024
Enel Finance International S.A., 6.25%, 9/15/17 (n)	140,000	153,279
Exelon Generation Co. LLC, 5.2%, 10/01/19	135,000	148,474

8

MFS Strategic Income Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Utilities – Electric Power – continued
Exelon Generation Co. LLC, 4.25%, 6/15/22	$128,000	$131,020
Oncor Electric Delivery Co., 4.1%, 6/01/22	245,000	258,094
PPL WEM Holdings PLC, 3.9%, 5/01/16 (n)	310,000	316,202

		$1,188,468

Total Bonds (Identified Cost, $42,003,762)		$41,842,385

Issuer	Shares/Par	Value ($)

UNDERLYING AFFILIATED FUNDS – 34.3%
MFS High Yield Pooled Portfolio (v) (Identified Cost, $23,051,751)	2,331,182	$21,983,047

MONEY MARKET FUNDS – 0.4%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)	222,741	$222,741

Total Investments (Identified Cost, $65,278,254)		$64,048,173

OTHER ASSETS, LESS LIABILITIES – 0.0%		22,151

NET ASSETS – 100.0%		$64,070,324

(a)	Non-income producing security.

(d)	In default.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $8,602,402, representing 13.4% of net assets.

(p)	Payment-in-kind security for which interest income may be received in additional securities and/or cash.

(q)	Interest received was less than stated coupon rate.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.786%, 12/28/40	3/01/06	$278,979	$172,882
Falcon Franchise Loan LLC, FRN, 6.946%, 1/05/23	1/18/02	1,376	4,600
Falcon Franchise Loan LLC, FRN, 25.531%, 1/05/25	1/29/03	2,877	9,434
First Union National Bank Commercial Mortgage Trust, FRN, 1.731%, 1/12/43	12/11/03	15	62
Morgan Stanley Capital I, Inc., FRN, 1.419%, 4/28/39	7/20/04	11,021	4,248
Total Restricted Securities			$191,226
% of Net assets			0.3%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation

FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.

PLC	Public Limited Company

REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar

CAD	Canadian Dollar

DKK	Danish Krone

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

NOK	Norwegian Krone

NZD	New Zealand Dollar

SEK	Swedish Krona

9

MFS Strategic Income Portfolio

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 6/30/15

Forward Foreign Currency Exchange Contracts at 6/30/15

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	EUR	Brown Brothers Harriman	106,078	7/10/15	$113,952	$118,274	$4,322
BUY	EUR	Citibank N.A.	205,914	7/10/15	226,392	229,589	3,197
BUY	JPY	Citibank N.A.	22,988,573	7/10/15	185,352	187,855	2,503
SELL	JPY	Deutsche Bank AG	91,343,315	7/10/15	759,871	746,429	13,442
SELL	JPY	Royal Bank of Scotland PLC	6,516,217	7/10/15	54,714	53,248	1,466
SELL	NZD	Westpac Banking Corp.	402,515	7/10/15	301,848	272,571	29,277
BUY	SEK	Deutsche Bank AG	819,398	7/10/15	94,848	98,858	4,010

							$58,217

Liability Derivatives
BUY	AUD	Westpac Banking Corp.	238,567	7/10/15	$190,564	$183,982	$(6,582)
SELL	AUD	Westpac Banking Corp.	593,809	7/10/15	451,935	457,945	(6,010)
SELL	CAD	Merrill Lynch International	373,709	7/10/15	298,306	299,174	(868)
BUY	DKK	Goldman Sachs International	457,144	7/10/15	69,375	68,326	(1,049)
SELL	DKK	JPMorgan Chase Bank N.A.	1,356,299	7/10/15	197,484	202,721	(5,237)
SELL	EUR	Deutsche Bank AG	95,105	7/10/15	102,644	106,040	(3,396)
SELL	EUR	JPMorgan Chase Bank N.A.	3,888,655	7/10/15	4,214,455	4,335,748	(121,293)
SELL	GBP	Barclays Bank PLC	328,341	7/10/15	488,347	515,876	(27,529)
SELL	GBP	Merrill Lynch International	328,341	7/10/15	488,358	515,876	(27,518)
SELL	NOK	Goldman Sachs International	1,283,378	7/10/15	159,027	163,657	(4,630)
BUY	NZD	Goldman Sachs International	153,153	7/10/15	114,599	103,711	(10,888)
SELL	SEK	Credit Suisse Group	277,823	7/10/15	32,194	33,518	(1,324)
SELL	SEK	Deutsche Bank AG	468,752	7/10/15	54,322	56,554	(2,232)
SELL	SEK	Goldman Sachs International	992,686	7/10/15	114,998	119,764	(4,766)
SELL	SEK	Morgan Stanley Capital Services, Inc.	132,440	7/10/15	15,348	15,978	(630)

							$(223,952)

Futures Contracts at 6/30/15

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	46	$5,803,906	September - 2015	$42,724

At June 30, 2015, the fund had cash collateral of $68,310 to cover any commitments for certain derivative contracts. Cash collateral includes “Restricted cash” in the Statement of Assets and Liabilities.

See Notes to Financial Statements

10

MFS Strategic Income Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/15
Assets
Investments
Non-affiliated issuers, at value (identified cost, $42,003,762)	$41,842,385
Underlying affiliated funds, at value (identified cost, $23,274,492)	22,205,788
Total investments, at value (identified cost, $65,278,254)	$64,048,173
Cash	1,010
Restricted cash	68,310
Receivables for
Forward foreign currency exchange contracts	58,217
Daily variation margin on open futures contracts	1,438
Investments sold	49,074
Fund shares sold	223
Interest	455,674
Receivable from investment adviser	7,248
Other assets	473
Total assets		$64,689,840
Liabilities
Payables for
Forward foreign currency exchange contracts	$223,952
Investments purchased	249,412
Fund shares reacquired	88,934
Payable to affiliates
Shareholder servicing costs	73
Distribution and/or service fees	149
Payable for independent Trustees’ compensation	76
Accrued expenses and other liabilities	56,920
Total liabilities		$619,516
Net assets		$64,070,324
Net assets consist of
Paid-in capital	$63,463,880
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(1,354,841)
Accumulated net realized gain (loss) on investments and foreign currency	(2,602,312)
Undistributed net investment income	4,563,597
Net assets		$64,070,324
Shares of beneficial interest outstanding		6,367,910

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$53,160,920	5,274,965	$10.08
Service Class	10,909,404	1,092,945	9.98

See Notes to Financial Statements

11

MFS Strategic Income Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/15
Net investment income
Income
Interest	$820,493
Dividends	122
Dividends from underlying affiliated funds	718,419
Total investment income		$1,539,034
Expenses
Management fee	$236,458
Distribution and/or service fees	13,369
Shareholder servicing costs	8,002
Administrative services fee	10,104
Independent Trustees’ compensation	1,396
Custodian fee	11,954
Shareholder communications	7,367
Audit and tax fees	37,304
Legal fees	332
Miscellaneous	7,310
Total expenses		$333,596
Fees paid indirectly	(7)
Reduction of expenses by investment adviser	(49,708)
Net expenses		$283,881
Net investment income		$1,255,153
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers	$279,950
Underlying affiliated funds	84,409
Futures contracts	(130,906)
Foreign currency	588,869
Net realized gain (loss) on investments and foreign currency		$822,322
Change in unrealized appreciation (depreciation)
Investments	$(1,303,590)
Futures contracts	78,519
Translation of assets and liabilities in foreign currencies	(312,932)
Net unrealized gain (loss) on investments and foreign currency translation		$(1,538,003)
Net realized and unrealized gain (loss) on investments and foreign currency		$(715,681)
Change in net assets from operations		$539,472

See Notes to Financial Statements

12

MFS Strategic Income Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/15 (unaudited )	Year ended 12/31/14
Change in net assets
From operations
Net investment income	$1,255,153	$2,970,477
Net realized gain (loss) on investments and foreign currency	822,322	802,119
Net unrealized gain (loss) on investments and foreign currency translation	(1,538,003)	(1,382,969)
Change in net assets from operations	$539,472	$2,389,627
Distributions declared to shareholders
From net investment income	$—	$(2,339,793)
Change in net assets from fund share transactions	$(7,012,710)	$(4,655,060)
Total change in net assets	$(6,473,238)	$(4,605,226)
Net assets
At beginning of period	70,543,562	75,148,788
At end of period (including undistributed net investment income of $4,563,597 and $3,308,444, respectively)	$64,070,324	$70,543,562

See Notes to Financial Statements

13

MFS Strategic Income Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/15		Years ended 12/31
			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$10.01		$10.01	$10.19	$9.74	$9.87	$9.46
Income (loss) from investment operations
Net investment income (d)	$0.19		$0.41	$0.42	$0.44	$0.48	$0.49
Net realized and unrealized gain (loss) on investments and foreign currency	(0.12)		(0.08)	(0.28)	0.56	(0.02)	0.45
Total from investment operations	$0.07		$0.33	$0.14	$1.00	$0.46	$0.94
Less distributions declared to shareholders
From net investment income	$—		$(0.33)	$(0.32)	$(0.55)	$(0.59)	$(0.53)
Net asset value, end of period (x)	$10.08		$10.01	$10.01	$10.19	$9.74	$9.87
Total return (%) (k)(r)(s)(x)	0.70	(n)	3.27	1.46	10.42	4.67	10.27
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.95	(a)	0.94	1.00	1.02	1.05	1.06
Expenses after expense reductions (f)(h)	0.80	(a)	0.80	0.85	0.90	0.90	0.90
Net investment income	3.75	(a)	4.05	4.18	4.35	4.79	5.11
Portfolio turnover	16	(n)	21	28	40	29	48
Net assets at end of period (000 omitted)	$53,161		$59,824	$63,319	$43,564	$38,563	$40,927

Service Class	Six months ended 6/30/15		Years ended 12/31
			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$9.92		$9.93	$10.12	$9.67	$9.81	$9.40
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.39	$0.39	$0.41	$0.45	$0.47
Net realized and unrealized gain (loss) on investments and foreign currency	(0.11)		(0.09)	(0.28)	0.56	(0.03)	0.45
Total from investment operations	$0.06		$0.30	$0.11	$0.97	$0.42	$0.92
Less distributions declared to shareholders
From net investment income	$—		$(0.31)	$(0.30)	$(0.52)	$(0.56)	$(0.51)
Net asset value, end of period (x)	$9.98		$9.92	$9.93	$10.12	$9.67	$9.81
Total return (%) (k)(r)(s)(x)	0.60	(n)	2.99	1.18	10.18	4.31	10.05
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.20	(a)	1.19	1.25	1.27	1.30	1.31
Expenses after expense reductions (f)(h)	1.05	(a)	1.05	1.10	1.15	1.15	1.15
Net investment income	3.50	(a)	3.80	3.93	4.11	4.54	4.87
Portfolio turnover	16	(n)	21	28	40	29	48
Net assets at end of period (000 omitted)	$10,909		$10,719	$11,829	$8,867	$10,368	$10,942

See Notes to Financial Statements

14

MFS Strategic Income Portfolio

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

15

MFS Strategic Income Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Strategic Income Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in the MFS High Yield Pooled Portfolio (“High Yield Pooled Portfolio”). The accounting policies of the High Yield Pooled Portfolio are outlined in its shareholder report, which is available without charge by calling 1-800-225-2606 and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov or at the SEC’s public reference room in Washington, D.C. The accounting policies detailed in the Significant Accounting Policies note cover both the fund and the High Yield Pooled Portfolio. For purposes of this policy disclosure, “fund” refers to both the fund and the High Yield Pooled Portfolio in which the fund invests. The High Yield Pooled Portfolio’s shareholder report is not covered by this report. The fund and the High Yield Pooled Portfolio invest in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – The investments of the fund and the High Yield Pooled Portfolio are valued as described below.

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data

16

MFS Strategic Income Portfolio

Notes to Financial Statements (unaudited) – continued

and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of June 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$538,177	$—	$538,177
Non-U.S. Sovereign Debt	—	11,191,209	—	11,191,209
Municipal Bonds	—	73,328	—	73,328
U.S. Corporate Bonds	—	21,367,174	—	21,367,174
Residential Mortgage-Backed Securities	—	393,698	—	393,698
Commercial Mortgage-Backed Securities	—	764,656	—	764,656
Asset-Backed Securities (including CDOs)	—	713,605	—	713,605
Foreign Bonds	—	6,800,538	—	6,800,538
Mutual Funds	22,205,788	—	—	22,205,788
Total Investments	$22,205,788	$41,842,385	$—	$64,048,173

Other Financial Instruments
Futures Contracts	$42,724	$—	$—	$42,724
Forward Foreign Currency Exchange Contracts	—	(165,735)	—	(165,735)

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

17

MFS Strategic Income Portfolio

Notes to Financial Statements (unaudited) – continued

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts and forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2015 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$42,724	$—
Foreign Exchange	Forward Foreign Currency Exchange	58,217	(223,952)
Total		$100,941	$(223,952)

(a)	The value of futures contracts includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2015 as reported in the Statement of Operations:

Risk	Futures Contracts	Foreign Currency
Interest Rate	$(130,906)	$—
Foreign Exchange	—	603,359
Total	$(130,906)	$603,359

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2015 as reported in the Statement of Operations:

Risk	Futures Contracts	Translation of Assets and Liabilities in Foreign Currencies
Interest Rate	$78,519	$—
Foreign Exchange	—	(318,043)
Total	$78,519	$(318,043)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

18

MFS Strategic Income Portfolio

Notes to Financial Statements (unaudited) – continued

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which contractually obligate the fund to supply additional cash to the borrower on demand. The fund generally provides this financial support in order to preserve its existing investment or to obtain a more senior secured interest in the assets of the borrower. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended June 30, 2015, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for

19

MFS Strategic Income Portfolio

Notes to Financial Statements (unaudited) – continued

federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, straddle loss deferrals, and derivative transactions.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/14
Ordinary income (including any short-term capital gains)	$2,339,793

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/15
Cost of investments	$65,898,587
Gross appreciation	1,341,527
Gross depreciation	(3,191,941)
Net unrealized appreciation (depreciation)	$(1,850,414)

As of 12/31/14
Undistributed ordinary income	3,552,544
Capital loss carryforwards	(2,852,509)
Other temporary differences	(119,882)
Net unrealized appreciation (depreciation)	(513,181)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after December 31, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2014, the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

12/31/16	$(1,210,491)
12/31/17	(1,642,018)
Total	$(2,852,509)

The availability of $2,686,608 of the capital loss carryforwards of the fund may be limited in a given year due to a change in ownership of the fund on July 31, 2013.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share

20

MFS Strategic Income Portfolio

Notes to Financial Statements (unaudited) – continued

dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/15	Year ended 12/31/14
Initial Class	$—	$1,978,200
Service Class	—	361,593
Total	$—	$2,339,793

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.70%
Average daily net assets in excess of $1 billion	0.65%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2015, this management fee reduction amounted to $2,240, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2015 was equivalent to an annual effective rate of 0.69% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as fees and expenses associated with investments in investment companies and other similar investment vehicles), such that total annual operating expenses do not exceed 0.80% of average daily net assets for the Initial Class shares and 1.05% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2017. For the six months ended June 30, 2015, this reduction amounted to $47,468, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2015, the fee was $7,849, which equated to 0.0232% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2015, these costs amounted to $153.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2015 was equivalent to an annual effective rate of 0.0299% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement.

21

MFS Strategic Income Portfolio

Notes to Financial Statements (unaudited) – continued

For the six months ended June 30, 2015, the fee paid by the fund under this agreement was $90 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

The fund invests in the High Yield Pooled Portfolio. The High Yield Pooled Portfolio is a mutual fund advised by MFS that does not pay management fees to MFS but does incur investment and operating costs. The High Yield Pooled Portfolio is designed to be used by MFS funds to invest in a particular security type rather than invest in the security type directly. The fund invests in the High Yield Pooled Portfolio to gain exposure to high income debt instruments, rather than investing in high income debt instruments directly. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. The High Yield Pooled Portfolio does not pay a management fee, distribution and/or service fee, or sales charge.

(4)	Portfolio Securities

For the six months ended June 30, 2015, purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$—	$21,740
Investments (non-U.S. Government securities)	$10,683,157	$15,510,267

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	123,798	$1,256,175	511,783	$5,236,392
Service Class	102,962	1,031,064	205,156	2,071,961
	226,760	$2,287,239	716,939	$7,308,353
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	194,513	$1,978,200
Service Class	—	—	35,837	361,593
	—	$—	230,350	$2,339,793
Shares reacquired
Initial Class	(827,593)	$(8,395,818)	(1,054,095)	$(10,746,054)
Service Class	(90,327)	(904,131)	(351,664)	(3,557,152)
	(917,920)	$(9,299,949)	(1,405,759)	$(14,303,206)
Net change
Initial Class	(703,795)	$(7,139,643)	(347,799)	$(3,531,462)
Service Class	12,635	126,933	(110,671)	(1,123,598)
	(691,160)	$(7,012,710)	(458,470)	$(4,655,060)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2015, the fund’s commitment fee and interest expense were $119 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

22

MFS Strategic Income Portfolio

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS High Yield Pooled Portfolio	2,497,529	125,033	(291,380)	2,331,182
MFS Institutional Money Market Portfolio	845,214	7,930,813	(8,553,286)	222,741

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS High Yield Pooled Portfolio	$84,409	$—	$718,240	$21,983,047
MFS Institutional Money Market Portfolio	—	—	179	222,741
	$84,409	$—	$718,419	$22,205,788

23

MFS Strategic Income Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products” section of mfs.com.

24

SEMIANNUAL REPORT

June 30, 2015

MFS® TECHNOLOGY PORTFOLIO

MFS® Variable Insurance Trust II

TKS-SEM

MFS® TECHNOLOGY PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Technology Portfolio

LETTER FROM THE CHAIRMAN

Dear Contract Owners:

The U.S. economy stumbled slightly in the first quarter of 2015, held back by a strong dollar, weak overseas demand and harsh winter weather that hurt domestic consumption. However, growth resumed in the second quarter.

Other major economies and regions have struggled, leading central banks to step up their efforts to stimulate economic growth. The European Central Bank’s quantitative easing program has begun to make an impact. However, risks associated with a potential Greek debt default and potential eurozone exit have weighed on business and investor confidence.

Despite the People’s Bank of China’s targeted stimulative actions, China’s economic growth rate has continued to decelerate to multidecade lows, and Chinese equity markets are beginning to show signs of strain.

The world’s financial markets have become increasingly complex in recent years. Now, more than ever, it is important to understand companies on a global basis. At MFS®, we believe our integrated research platform, collaborative culture, active risk management process and long-term focus give us a research advantage.

As investors, we aim to add long-term value. We believe this approach will serve you well as you work with your financial advisor to reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

August 14, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Technology Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
Google, Inc., “A”	7.8%
Apple, Inc.	5.4%
Facebook, Inc., “A”	4.7%
Amazon.com, Inc.	4.5%
Visa, Inc., “A”	4.3%
MasterCard, Inc., “A”	3.3%
Cisco Systems, Inc.	3.1%
Salesforce.com, Inc.	3.0%
EMC Corp.	2.9%
Oracle Corp.	2.8%

Top five industries (i)
Internet	18.0%
Computer Software – Systems	17.1%
Computer Software	14.6%
Electronics (s)	10.0%
Business Services	9.4%

(i)	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of derivative positions. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value.
(s)	Includes securities sold short.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and the Notes to Financial Statements for additional information related to certain risks associated with assets included in “Other”.

Percentages are based on net assets as of 6/30/15 and may not agree with the Portfolio of Investments due to the equivalent exposure of equity options.

The portfolio is actively managed and current holdings may be different.

2

MFS Technology Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2015 through June 30, 2015

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2015 through June 30, 2015.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/15	Ending Account Value 6/30/15	Expenses Paid During Period (p) 1/01/15-6/30/15
Initial Class	Actual	0.90%	$1,000.00	$1,025.80	$4.52
	Hypothetical (h)	0.90%	$1,000.00	$1,020.33	$4.51
Service Class	Actual	1.15%	$1,000.00	$1,025.00	$5.77
	Hypothetical (h)	1.15%	$1,000.00	$1,019.09	$5.76

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Notes to Expense Table

Expense ratios include 0.02% of investment related expenses from short sales that are outside of the expense limitation arrangement (See Notes 2 and 3 of the Notes to Financial Statements).

3

MFS Technology Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 97.4%
Broadcasting – 4.0%
Time Warner, Inc.	24,928	$2,178,956
Twenty-First Century Fox, Inc.	52,729	1,716,065
Walt Disney Co.	3,369	384,538

		$4,279,559

Brokerage & Asset Managers – 1.8%
Allied Minds PLC (a)	98,281	$838,522
Intercontinental Exchange, Inc.	2,545	569,087
NASDAQ OMX Group, Inc.	10,065	491,273

		$1,898,882

Business Services – 9.0%
Accenture PLC, “A”	6,802	$658,298
Cognizant Technology Solutions Corp., “A” (a)	21,564	1,317,345
CoStar Group, Inc. (a)	1,722	346,570
Equifax, Inc.	6,718	652,251
Evolent Health, Inc.,“A” (a)	19,922	388,479
Fidelity National Information Services, Inc.	17,756	1,097,321
Fiserv, Inc. (a)	6,679	553,222
FleetCor Technologies, Inc. (a)	5,774	901,090
Gartner, Inc. (a)	8,060	691,387
Global Payments, Inc.	10,058	1,040,500
IMS Health Holdings, Inc. (a)	13,105	401,668
Press Ganey Holdings, Inc. (a)	16,300	467,321
Wex, Inc. (a)	5,178	590,137
Zillow Group, Inc. (a)	5,274	457,467

		$9,563,056

Computer Software – 14.3%
Adobe Systems, Inc. (a)	23,582	$1,910,378
Cornerstone OnDemand, Inc. (a)	6,104	212,419
Enghouse Systems Ltd.	10,139	395,250
Intuit, Inc.	14,788	1,490,187
Microsoft Corp.	59,904	2,644,762
Oracle Corp.	72,725	2,930,817
Qlik Technologies, Inc. (a)	23,426	818,973
Red Hat, Inc. (a)	20,511	1,557,400
Salesforce.com, Inc. (a)	45,587	3,174,223

		$15,134,409

Computer Software – Systems – 16.9%
Apple, Inc. (s)	45,263	$5,677,112
CDW Corp.	18,472	633,220
Constellation Software, Inc.	255	101,236
EMC Corp.	115,338	3,043,770
EPAM Systems, Inc. (a)	6,768	482,085
Hewlett-Packard Co.	79,303	2,379,883
Hortonworks, Inc. (a)	14,464	366,228
Kinaxis, Inc. (a)	22,972	512,042
Proofpoint, Inc. (a)	9,700	617,599
Qualys, Inc. (a)	14,479	584,228
Sabre Corp.	30,022	714,524

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – Systems – continued
ServiceNow, Inc. (a)	11,472	$852,484
Splunk, Inc. (a)	5,360	373,163
SS&C Technologies Holdings, Inc.	11,874	742,125
Vantiv, Inc., “A” (a)	13,982	533,973
Workday, Inc. (a)	4,169	318,470

		$17,932,142

Consumer Services – 2.7%
Priceline Group, Inc. (a)	2,461	$2,833,521

Electrical Equipment – 2.0%
Amphenol Corp., “A”	17,893	$1,037,257
TE Connectivity Ltd.	16,063	1,032,851

		$2,070,108

Electronics – 10.2%
Altera Corp.	9,071	$464,435
Avago Technologies Ltd.	7,391	982,486
Broadcom Corp., “A”	50,170	2,583,253
Cypress Semiconductor Corp.	54,519	641,143
JDS Uniphase Corp. (a)	73,981	856,700
Mellanox Technologies Ltd. (a)	18,504	899,109
Microchip Technology, Inc.	54,364	2,578,213
NXP Semiconductors N.V. (a)	7,919	777,646
Silicon Laboratories, Inc. (a)	7,354	397,190
Solaredge Technologies, Inc. (a)	16,383	595,522

		$10,775,697

Entertainment – 0.7%
AMC Networks, Inc., “A” (a)	8,514	$696,871

Internet – 18.0%
Alibaba Group Holding Ltd., ADR (a)	8,878	$730,393
Facebook, Inc., “A” (a)(s)	58,043	4,978,058
Godaddy, Inc. (a)	14,296	403,004
Google, Inc., “A” (a)(s)	15,313	8,269,632
Google, Inc., “C” (a)	297	154,591
LinkedIn Corp., “A” (a)	7,780	1,607,581
Twitter, Inc. (a)	20,349	737,041
Yahoo!, Inc. (a)	46,651	1,832,918
Yelp, Inc. (a)	7,159	308,052

		$19,021,270

Machinery & Tools – 0.6%
Kornit Digital Ltd. (a)	43,055	$592,437

Medical & Health Technology & Services – 0.2%
Teladoc, Inc. (a)	11,660	$221,540

Network & Telecom – 3.9%
Cisco Systems, Inc.	120,421	$3,306,761
Juniper Networks, Inc.	12,420	322,547
Palo Alto Networks, Inc. (a)	2,860	499,642

		$4,128,950

4

MFS Technology Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Other Banks & Diversified Financials – 7.5%
MasterCard, Inc., “A”	36,818	$3,441,747
Visa, Inc., “A”	67,236	4,514,897

		$7,956,644

Specialty Stores – 4.5%
Amazon.com, Inc. (a)	11,076	$4,807,981

Telecommunications – Wireless – 1.1%
American Tower Corp., REIT	7,017	$654,616
SBA Communications Corp. (a)	4,593	528,057

		$1,182,673

Total Common Stocks (Identified Cost, $77,538,354)		$103,095,740

Issuer/Expiration Date/Strike Price	Number of Contracts
CALL OPTIONS PURCHASED – 0.2%
Network & Telecom – 0.2%
Cisco Systems, Inc. – January 2016 @ $27 (Premiums Paid, $274,120)	1,049	$188,820

PUT OPTIONS PURCHASED – 0.1%
Apparel Manufacturers – 0.0%
Fossil Group, Inc. – September 2015 @ $85	18	$25,740
Swatch Group AG – September 2015 @ $420	15	8,925

		$34,665

Broadcasting – 0.1%
Interpublic Group of Companies, Inc. – October 2015 @ $22	113	$30,510
Omnicom Group, Inc. – October 2015 @ $80	41	46,740

		$77,250

Total Put Options Purchased (Premiums Paid, $79,650)		$111,915

Issuer	Shares/Par
MONEY MARKET FUNDS – 3.1%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)	3,280,558	$3,280,558

Total Investments (Identified Cost, $81,172,682)		$106,677,033

Issuer/Expiration Date/Strike Price	Number of Contracts	Value ($)

CALL OPTIONS WRITTEN – 0.0%
Electronics – 0.0%
Solaredge Technologies, Inc. – July 2015 @ $45 (Premiums Received, $1,861)	(27)	$(837)

PUT OPTIONS WRITTEN – 0.0%
Business Services – 0.0%
Accenture PLC, “A” – July 2015 @ $96.5	(61)	$(8,235)
Fiserv, Inc. – July 2015 @ $75	(26)	(260)
Fiserv, Inc. – July 2015 @ $80	(44)	(3,300)

		$(11,795)

Computer Software – 0.0%
Microsoft Corp. – July 2015 @ $44.5	(119)	$(10,591)

Computer Software – Systems – 0.0%
Apple, Inc. – July 2015 @ $122	(72)	$(6,120)

Total Put Options Written (Premiums Received, $13,504)		$(28,506)

Issuer	Shares/Par
SECURITIES SOLD SHORT – (0.2)%
Electronics – (0.2)%
Linear Technology Corp. (Proceeds Received, $206,634)	(4,700)	$(207,881)

OTHER ASSETS, LESS LIABILITIES – (0.6)%		(569,016)

NET ASSETS – 100.0%		$105,870,793

(a)	Non-income producing security.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and certain derivative transactions.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

At June 30, 2015, the fund had cash collateral of $176,263 and other liquid securities with an aggregate value of $636,853 to cover any commitments for securities sold short and certain derivative contracts. Cash collateral is comprised of “Deposits with brokers” in the Statement of Assets and Liabilities.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

5

MFS Technology Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/15
Assets
Investments
Non-affiliated issuers, at value (identified cost, $77,892,124)	$103,396,475
Underlying affiliated funds, at cost and value	3,280,558
Total investments, at value (identified cost, $81,172,682)	$106,677,033
Deposits with brokers	176,263
Receivables for
Investments sold	115,006
Fund shares sold	71,889
Interest and dividends	33,373
Other assets	565
Total assets		$107,074,129
Liabilities
Payables for
Securities sold short, at value (proceeds received, $206,634)	$207,881
Investments purchased	894,965
Fund shares reacquired	20,511
Written options outstanding, at value (premiums received, $15,365)	29,343
Payable to affiliates
Investment adviser	3,827
Shareholder servicing costs	39
Distribution and/or service fees	1,251
Payable for independent Trustees’ compensation	50
Accrued expenses and other liabilities	45,469
Total liabilities		$1,203,336
Net assets		$105,870,793
Net assets consist of
Paid-in capital	$76,465,905
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	25,489,120
Accumulated net realized gain (loss) on investments and foreign currency	4,091,709
Accumulated net investment loss	(175,941)
Net assets		$105,870,793
Shares of beneficial interest outstanding		9,174,604

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$15,063,235	1,262,770	$11.93
Service Class	90,807,558	7,911,834	11.48

See Notes to Financial Statements

6

MFS Technology Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/15
Net Investment loss
Income
Dividends	$389,515
Dividends from underlying affiliated funds	1,771
Foreign taxes withheld	(136)
Total investment income		$391,150
Expenses
Management fee	$382,232
Distribution and/or service fees	108,147
Shareholder servicing costs	4,062
Administrative services fee	12,804
Independent Trustees’ compensation	1,423
Custodian fee	9,535
Shareholder communications	9,369
Audit and tax fees	26,754
Legal fees	353
Dividend and interest expense on securities sold short	9,923
Miscellaneous	5,890
Total expenses		$570,492
Fees paid indirectly	(14)
Reduction of expenses by investment adviser	(3,387)
Net expenses		$567,091
Net investment loss		$(175,941)
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$1,127,765
Written options	203,174
Foreign currency	(961)
Net realized gain (loss) on investments and foreign currency		$1,329,978
Change in unrealized appreciation (depreciation)
Investments	$1,085,550
Written options	(13,978)
Securities sold short	226,447
Translation of assets and liabilities in foreign currencies	(6)
Net unrealized gain (loss) on investments and foreign currency translation		$1,298,013
Net realized and unrealized gain (loss) on investments and foreign currency		$2,627,991
Change in net assets from operations		$2,452,050

See Notes to Financial Statements

7

MFS Technology Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/15 (unaudited	)	Year ended 12/31/14
Change in net assets
From operations
Net investment loss	$(175,941)		$(335,880)
Net realized gain (loss) on investments and foreign currency	1,329,978		3,444,107
Net unrealized gain (loss) on investments and foreign currency translation	1,298,013		5,516,757
Change in net assets from operations	$2,452,050		$8,624,984
Distributions declared to shareholders
From net realized gain on investments	$—		$(1,746,337)
Change in net assets from fund share transactions	$5,664,480		$17,068,687
Total change in net assets	$8,116,530		$23,947,334
Net assets
At beginning of period	97,754,263		73,806,929
At end of period (including accumulated net investment loss of $175,941 and $0, respectively)	$105,870,793		$97,754,263

See Notes to Financial Statements

8

MFS Technology Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/15		Years ended 12/31
			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$11.63		$10.71	$7.93	$6.92	$6.84	$5.67
Income (loss) from investment operations
Net investment loss (d)	$(0.01)		$(0.02)	$(0.02)	$(0.04)	$(0.05)	$(0.00	)(w)
Net realized and unrealized gain (loss) on investments and foreign currency	0.31		1.16	2.81	1.05	0.13	1.17
Total from investment operations	$0.30		$1.14	$2.79	$1.01	$0.08	$1.17
Less distributions declared to shareholders
From net realized gain on investments	$—		$(0.22)	$(0.01)	$—	$—	$—
Net asset value, end of period (x)	$11.93		$11.63	$10.71	$7.93	$6.92	$6.84
Total return (%) (k)(r)(s)(x)	2.58	(n)	10.71	35.18	14.60	1.17	20.63
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.91	(a)	0.94	1.05	1.18	1.28	1.38
Expenses after expense reductions (f)	0.90	(a)	0.93	1.05	1.13	1.08	1.07
Net investment loss	(0.14	)(a)	(0.20)	(0.27)	(0.51)	(0.77)	(0.07)
Portfolio turnover	21	(n)	35	48	62	90	140
Net assets at end of period (000 omitted)	$15,063		$16,062	$15,428	$13,019	$14,598	$15,844
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	0.88	(a)	0.91	0.95	1.00	1.00	1.00

Service Class	Six months ended 6/30/15		Years ended 12/31
			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$11.20		$10.35	$7.69	$6.73	$6.66	$5.54
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$(0.05)	$(0.05)	$(0.06)	$(0.08)	$(0.00	)(w)
Net realized and unrealized gain (loss) on investments and foreign currency	0.30		1.12	2.72	1.02	0.15	1.12
Total from investment operations	$0.28		$1.07	$2.67	$0.96	$0.07	$1.12
Less distributions declared to shareholders
From net realized gain on investments	$—		$(0.22)	$(0.01)	$—	$—	$—
Net asset value, end of period (x)	$11.48		$11.20	$10.35	$7.69	$6.73	$6.66
Total return (%) (k)(r)(s)(x)	2.50	(n)	10.40	34.72	14.26	1.05	20.22
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.16	(a)	1.19	1.30	1.48	1.53	1.63
Expenses after expense reductions (f)	1.15	(a)	1.18	1.30	1.42	1.33	1.32
Net investment loss	(0.38	)(a)	(0.45)	(0.52)	(0.74)	(1.13)	(0.04)
Portfolio turnover	21	(n)	35	48	62	90	140
Net assets at end of period (000 omitted)	$90,808		$81,693	$58,379	$32,010	$14,681	$5,652
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.13	(a)	1.16	1.20	1.25	1.25	1.25

See Notes to Financial Statements

9

MFS Technology Portfolio

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

10

MFS Technology Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Technology Portfolio (the fund) is a non-diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in securities of issuers in the technology industry. Issuers in a single industry can react similarly to market, economic, political and regulatory conditions and developments.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from

11

MFS Technology Portfolio

Notes to Financial Statements (unaudited) – continued

third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as written options. The following is a summary of the levels used as of June 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$98,788,251	$56,250	$—	$98,844,501
Israel	1,187,959	—	—	1,187,959
Canada	1,008,529	—	—	1,008,529
United Kingdom	838,522	—	—	838,522
Netherlands	777,646	—	—	777,646
China	730,393	—	—	730,393
Switzerland	—	8,925	—	8,925
Mutual Funds	3,280,558	—	—	3,280,558
Total Investments	$106,611,858	$65,175	$—	$106,677,033
Short Sales	$(207,881)	$—	$—	$(207,881)

Other Financial Instruments
Written Options	$(29,083)	$(260)	$—	$(29,343)

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $838,522 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments.

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MFS Technology Portfolio

Notes to Financial Statements (unaudited) – continued

Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were written options and purchased options. The fund’s period end derivatives, as presented in the Portfolio of Investments, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2015 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Equity	Purchased Equity Options	$300,735	$—
Equity	Written Equity Options	—	(29,343)
Total		$300,735	$(29,343)

(a)	The value of purchased options outstanding is included in total investments, at value, within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2015 as reported in the Statement of Operations:

Risk	Investments (Purchased Options)	Written Options
Equity	$(93,855)	$203,174

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2015 as reported in the Statement of Operations:

Risk	Investments (Purchased Options)	Written Options
Equity	$(21,667)	$(13,978)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Written Options – In exchange for a premium, the fund wrote call options on securities for which it anticipated the price would decline and also wrote put options on securities for which it anticipated the price would increase. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.

The premium received is initially recorded as a liability in the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is

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Notes to Financial Statements (unaudited) – continued

considered a realized gain or loss. When a written call option is exercised, the premium received is offset against the proceeds to determine the realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.

At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker or directly with the clearing broker, based on the type of option. For uncleared options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.

The following table represents the written option activity in the fund during the six months ended June 30, 2015:

	Number of contracts	Premiums received
Outstanding, beginning of period	—	$—
Options written	11,078	523,770
Options closed	(1,385)	(112,576)
Options exercised	(672)	(33,441)
Options expired	(8,672)	(362,388)
Outstanding, end of period	349	$15,365

Purchased Options – The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Short Sales – The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended June 30, 2015, this expense amounted to $9,923. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the

14

MFS Technology Portfolio

Notes to Financial Statements (unaudited) – continued

dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended June 30, 2015, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses, wash sale loss deferrals, and straddle loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/14
Ordinary income (including any short-term capital gains)	$676,574
Long-term capital gains	1,069,763
Total distributions	$1,746,337

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/15
Cost of investments	$81,239,464
Gross appreciation	26,408,637
Gross depreciation	(971,068)
Net unrealized appreciation (depreciation)	$25,437,569

As of 12/31/14
Undistributed ordinary income	1,692,281
Undistributed long-term capital gain	1,688,969
Other temporary differences	(780,431)
Net unrealized appreciation (depreciation)	24,352,019

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to

15

MFS Technology Portfolio

Notes to Financial Statements (unaudited) – continued

shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net realized gain on investments
	Six months ended 6/30/15	Year ended 12/31/14
Initial Class	$—	$294,351
Service Class	—	1,451,986
Total	$—	$1,746,337

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.70%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2015, this management fee reduction amounted to $3,387, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2015 was equivalent to an annual effective rate of 0.74% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as short sale dividend and interest expenses incurred in connection with the fund’s investment activity), such that total annual operating expenses do not exceed 1.00% of average daily net assets for the Initial Class shares and 1.25% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2017. For the six months ended June 30, 2015, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2015, the fee was $4,029, which equated to 0.0079% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2015, these costs amounted to $33.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2015 was equivalent to an annual effective rate of 0.0251% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent

16

MFS Technology Portfolio

Notes to Financial Statements (unaudited) – continued

Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2015, the fee paid by the fund under this agreement was $126 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2015, purchases and sales of investments, other than purchased option transactions, short sales, and short-term obligations, aggregated $27,304,241 and $21,117,724, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	44,370	$528,532	154,813	$1,726,896
Service Class	935,942	10,692,164	2,474,889	26,327,905
	980,312	$11,220,696	2,629,702	$28,054,801
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	26,095	$294,351
Service Class	—	—	133,454	1,451,986
	—	$—	159,549	$1,746,337
Shares reacquired
Initial Class	(163,042)	$(1,908,794)	(239,877)	$(2,642,049)
Service Class	(317,644)	(3,647,422)	(954,609)	(10,090,402)
	(480,686)	$(5,556,216)	(1,194,486)	$(12,732,451)
Net change
Initial Class	(118,672)	$(1,380,262)	(58,969)	$(620,802)
Service Class	618,298	7,044,742	1,653,734	17,689,489
	499,626	$5,664,480	1,594,765	$17,068,687

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2015, the fund’s commitment fee and interest expense were $175 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	5,425,072	11,908,584	(14,053,098)	3,280,558

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,771	$3,280,558

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MFS Technology Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products” section of mfs.com.

18

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS VARIABLE INSURANCE TRUST II

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: August 14, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: August 14, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 14, 2015

*	Print name and title of each signing officer under his or her signature.